UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 28

The registrant is making a filing for 3 of its series:

Wells Fargo Diversified Fixed Income Portfolio, Wells Fargo Diversified Stock Portfolio, and Wells Fargo Short-Term Investment Portfolio.

Date of reporting period: November 30, 2015

ITEM 1. INVESTMENTS

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 26.51%
FFCB	1.10%	6-1-2018	$3,000,000	$2,990,358
FFCB	3.50	12-20-2023	400,000	433,794
FHLB	0.88	5-24-2017	1,000,000	999,805
FHLB	1.20	11-21-2018	1,000,000	1,000,462
FHLB	2.50	8-1-2027	135,996	138,956
FHLB	2.50	12-1-2027	70,803	72,344
FHLB	2.50	6-1-2028	86,848	88,742
FHLB	2.50	8-1-2028	831,196	849,320
FHLB	2.50	9-1-2028	3,747,024	3,828,696
FHLB	2.50	9-1-2028	376,646	384,861
FHLB	2.50	9-1-2028	2,570,450	2,626,478
FHLB	2.50	10-1-2028	808,879	826,520
FHLB	2.50	10-1-2028	131,525	134,393
FHLB	2.50	11-1-2028	2,397,351	2,449,618
FHLB	2.50	11-1-2028	701,017	713,512
FHLB	3.00	10-1-2042	652,663	656,260
FHLB	3.00	10-1-2042	8,102,855	8,147,518
FHLB	3.00	11-1-2042	405,588	407,742
FHLB	3.00	11-1-2042	217,421	218,619
FHLB	3.00	11-1-2042	4,137,621	4,160,391
FHLB	3.00	12-1-2042	210,911	212,045
FHLB	3.00	12-1-2042	102,863	103,430
FHLB	3.00	1-1-2043	159,775	160,631
FHLB	3.00	1-1-2043	7,809,817	7,852,811
FHLB	3.00	3-1-2043	83,365	83,814
FHLB	3.00	4-1-2043	8,062,424	8,099,384
FHLB	3.00	4-1-2043	671,604	675,219
FHLB	3.00	5-1-2043	125,395	126,053
FHLB	3.00	6-1-2043	328,421	330,084
FHLB	3.00	7-1-2043	1,872,937	1,882,529
FHLB	3.00	7-1-2043	169,001	169,846
FHLB	3.00	7-1-2043	2,237,687	2,249,157
FHLB	3.00	7-1-2043	607,115	610,463
FHLB	3.00	7-1-2043	163,145	163,982
FHLB	3.00	8-1-2043	83,573	83,996
FHLB	3.00	8-1-2043	332,403	334,236
FHLB	3.00	8-1-2043	25,187	25,311
FHLB	3.00	8-1-2043	638,276	641,506
FHLB	3.00	8-1-2043	1,915,092	1,925,158
FHLB	3.00	8-1-2043	142,241	142,941
FHLB	3.00	8-1-2043	170,827	171,636
FHLB	3.00	8-1-2043	91,867	92,302
FHLB	3.00	9-1-2043	2,486,110	2,498,053
FHLB	3.00	9-1-2043	273,571	274,885
FHLB	3.00	9-1-2043	291,324	292,798
FHLB	3.00	10-1-2043	181,085	181,978
FHLB	3.00	10-1-2043	248,603	249,878
FHLB	3.00	11-1-2043	76,724	77,092
FHLB	3.50	8-1-2020	156,005	163,708
FHLB	3.50	9-1-2020	34,206	35,895
FHLB	3.50	10-1-2020	190,746	200,165
FHLB	3.50	11-1-2020	383,540	402,479
FHLB	3.50	11-1-2020	224,190	235,260
FHLB	3.50	11-1-2020	273,510	287,015
FHLB	3.50	12-1-2020	217,040	227,757
FHLB	3.50	1-1-2021	12,297	12,904
FHLB	3.50	4-1-2021	11,768	12,349
FHLB	3.50	4-1-2021	242,046	253,997
FHLB	3.50	12-1-2025	3,827,630	4,039,075
FHLB	3.50	1-1-2029	5,180,166	5,438,819
FHLB	3.50	12-1-2042	2,565,895	2,663,083
FHLB	4.00	6-1-2024	19,363	20,634
FHLB	4.00	7-1-2025	350,887	374,098
FHLB	4.00	4-1-2026	1,811,116	1,930,659
FHLB	4.00	11-1-2040	3,162,101	3,350,432
FHLB	4.00	1-1-2041	5,835,805	6,198,550
FHLB	4.00	2-1-2041	2,776,267	2,952,293
FHLB	4.00	4-1-2041	4,436,817	4,728,932

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLB	4.50%	2-1-2024	$54,316	$58,732
FHLB	4.50	5-1-2024	56,436	60,460
FHLB	4.50	9-1-2024	20,784	22,194
FHLB	4.50	9-1-2024	45,138	48,636
FHLB	4.50	12-1-2024	79,370	84,849
FHLB	4.50	3-1-2039	443,617	478,962
FHLB	4.50	3-1-2039	54,319	58,612
FHLB	4.50	5-1-2039	103,225	111,382
FHLB	4.50	10-1-2039	104,557	112,977
FHLB	4.50	10-1-2039	80,614	87,097
FHLB	4.50	9-1-2040	86,114	93,045
FHLB	4.50	1-1-2041	154,542	166,753
FHLB	4.50	2-1-2041	768,806	830,794
FHLB	4.50	2-1-2041	5,699,930	6,202,134
FHLB	4.50	4-1-2041	2,162,492	2,336,062
FHLB	4.75	12-16-2016	1,000,000	1,041,380
FHLB	4.88	9-8-2017	1,000,000	1,066,848
FHLB	5.00	11-17-2017	4,000,000	4,307,632
FHLB	5.00	12-1-2034	4,593	5,032
FHLB	5.00	8-1-2035	380,203	419,326
FHLB	5.00	11-1-2035	338,433	371,799
FHLB	5.00	12-1-2035	3,404	3,729
FHLB	5.00	1-1-2036	25,108	27,487
FHLB	5.00	6-1-2036	436,290	481,436
FHLB	5.00	3-1-2037	4,045	4,442
FHLB	5.00	7-1-2037	8,350	9,161
FHLB	5.00	3-1-2038	345,307	378,642
FHLB	5.00	5-1-2038	19,603	21,478
FHLB	5.00	6-1-2038	4,886	5,352
FHLB	5.00	9-1-2038	362,773	397,595
FHLB	5.00	5-1-2039	22,055	24,282
FHLB	5.00	1-1-2040	1,202,084	1,324,887
FHLB	5.38	9-30-2022	1,350,000	1,625,856
FHLB	5.50	12-1-2035	573,035	635,592
FHLB	5.50	7-15-2036	600,000	789,014
FHLB	5.50	12-1-2036	261,403	291,293
FHLB	5.50	3-1-2037	57,102	63,625
FHLB	5.50	7-1-2037	1,201,098	1,339,509
FHLB	5.50	10-1-2037	3,022	3,362
FHLB	5.50	3-1-2038	20,322	22,554
FHLB	5.50	5-1-2038	179,915	200,732
FHLB	5.50	6-1-2038	59,017	65,774
FHLB	5.50	8-1-2038	56,807	63,505
FHLB	5.50	10-1-2038	5,579	6,208
FHLB	5.50	11-1-2038	129,809	145,989
FHLB	6.00	1-1-2032	20,389	23,004
FHLB	6.00	4-1-2033	24,168	27,697
FHLB	6.00	7-1-2036	29,238	33,385
FHLB	6.00	9-1-2036	174,049	197,327
FHLB	6.00	11-1-2036	227,897	259,372
FHLB	6.00	11-1-2036	16,344	18,502
FHLB	6.00	5-1-2037	119,238	135,107
FHLB	6.00	6-1-2037	84,060	94,805
FHLB	6.00	8-1-2037	189,694	213,801
FHLB	6.00	9-1-2037	65,338	73,755
FHLB	6.00	9-1-2037	1,833	2,070
FHLB	6.00	10-1-2037	11,389	12,905
FHLB	6.00	10-1-2037	14,051	15,931
FHLB	6.00	11-1-2037	55,820	63,266
FHLB	6.00	11-1-2037	40,895	46,365
FHLB	6.00	12-1-2037	31,890	35,966
FHLB	6.00	12-1-2037	35,068	39,551
FHLB	6.00	12-1-2037	104,485	118,319
FHLB	6.00	6-1-2038	70,527	79,490
FHLB	6.00	7-1-2038	36,823	41,689
FHLB	6.00	12-1-2039	55,372	62,727
FHLB	6.00	5-1-2040	1,028,118	1,165,039
FHLMC	0.75	1-12-2018	2,000,000	1,985,942
FHLMC	0.88	2-22-2017	2,000,000	2,002,652

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	0.88%	3-7-2018	$2,000,000	$1,989,174
FHLMC	1.00	9-27-2017	250,000	250,023
FHLMC	1.00	9-29-2017	2,000,000	2,001,248
FHLMC	1.25	8-1-2019	2,000,000	1,979,308
FHLMC	1.25	10-2-2019	3,800,000	3,749,635
FHLMC	2.00	7-30-2019	100,000	101,455
FHLMC	2.38	1-13-2022	6,080,000	6,186,047
FHLMC	2.50	10-1-2029	7,457,041	7,589,571
FHLMC %%	2.50	1-20-2031	7,400,000	7,482,325
FHLMC	3.00	9-1-2021	548,357	568,644
FHLMC	3.00	4-1-2022	485,391	503,379
FHLMC	3.00	9-1-2026	111,336	115,408
FHLMC	3.00	10-1-2026	2,338,828	2,424,618
FHLMC	3.00	11-1-2026	237,118	245,812
FHLMC	3.00	11-1-2026	38,895	40,317
FHLMC	3.00	11-1-2026	636,779	660,129
FHLMC	3.00	12-1-2026	4,703,639	4,876,145
FHLMC	3.00	12-1-2026	16,815	17,432
FHLMC	3.00	12-1-2026	1,281,476	1,328,446
FHLMC	3.00	1-1-2027	2,285,910	2,369,639
FHLMC	3.00	3-1-2027	528,328	547,300
FHLMC	3.00	8-1-2027	1,554,350	1,611,350
FHLMC	3.00	4-1-2028	58,017	60,146
FHLMC	3.00	7-1-2029	5,588,147	5,788,821
FHLMC	3.00	9-1-2029	8,267,628	8,564,524
FHLMC	3.00	3-1-2043	4,929,237	4,956,077
FHLMC	3.00	8-1-2045	12,375,543	12,425,464
FHLMC	3.50	10-1-2020	638,402	669,925
FHLMC	3.50	1-1-2021	887,247	931,058
FHLMC	3.50	11-1-2021	169,812	178,197
FHLMC	3.50	5-1-2023	279,862	294,358
FHLMC	3.50	11-1-2023	445,570	468,980
FHLMC	3.50	1-1-2024	460,441	484,834
FHLMC	3.50	2-1-2026	200,026	210,450
FHLMC	3.50	4-1-2026	707,638	744,457
FHLMC	3.50	1-1-2030	443,979	466,996
FHLMC	3.50	1-1-2030	323,926	340,660
FHLMC	3.50	2-1-2042	11,474,122	11,909,323
FHLMC	3.50	10-1-2042	3,169,840	3,292,750
FHLMC	3.50	10-1-2042	614,014	637,441
FHLMC	3.50	10-1-2042	5,833,712	6,056,301
FHLMC	3.50	7-1-2043	4,850,341	5,025,731
FHLMC	3.50	8-1-2043	7,587,875	7,855,336
FHLMC	3.50	1-1-2044	3,990,385	4,129,089
FHLMC	3.50	6-1-2044	3,874,333	4,009,004
FHLMC	3.50	10-1-2044	10,587,939	10,955,973
FHLMC	3.50	11-1-2044	8,428,053	8,721,010
FHLMC	3.50	7-1-2045	6,904,799	7,153,711
FHLMC	3.50	10-1-2045	9,149,296	9,467,448
FHLMC %%	3.50	1-14-2046	6,225,000	6,420,504
FHLMC	3.75	3-27-2019	2,900,000	3,121,009
FHLMC	4.00	5-1-2023	40,086	42,087
FHLMC	4.00	2-1-2024	91,016	95,588
FHLMC	4.00	5-1-2024	53,500	57,029
FHLMC	4.00	5-1-2024	90,272	94,914
FHLMC	4.00	8-1-2024	138,179	147,294
FHLMC	4.00	1-1-2025	197,619	206,120
FHLMC	4.00	2-1-2025	204,704	218,185
FHLMC	4.00	3-1-2025	1,345,718	1,434,394
FHLMC	4.00	5-1-2025	632,478	674,089
FHLMC	4.00	6-1-2025	450,642	475,187
FHLMC	4.00	6-1-2025	111,445	117,517
FHLMC	4.00	7-1-2025	13,811	14,723
FHLMC	4.00	8-1-2025	86,860	92,385
FHLMC	4.00	10-1-2025	32,188	33,942
FHLMC	4.00	3-1-2026	272,310	287,150
FHLMC	4.00	4-1-2026	413,881	441,241
FHLMC	4.00	5-1-2026	309,779	330,340

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	4.00%	5-1-2029	$243,277	$259,888
FHLMC	4.00	9-1-2031	191,539	202,947
FHLMC	4.00	10-1-2033	9,809	10,422
FHLMC	4.00	8-1-2036	6,415	6,797
FHLMC	4.00	4-1-2039	494,614	528,703
FHLMC	4.00	5-1-2039	181,741	192,574
FHLMC	4.00	6-1-2039	181,881	192,925
FHLMC	4.00	2-1-2040	317,290	337,011
FHLMC	4.00	9-1-2040	1,299,767	1,380,260
FHLMC	4.00	10-1-2040	392,023	416,360
FHLMC	4.00	10-1-2040	902,371	958,346
FHLMC	4.00	10-1-2040	1,373,439	1,463,693
FHLMC	4.00	11-1-2040	190,136	201,943
FHLMC	4.00	12-1-2040	4,339,141	4,607,897
FHLMC	4.00	12-1-2040	89,927	95,506
FHLMC	4.00	4-1-2041	22,991	24,419
FHLMC	4.00	6-1-2041	372,713	395,903
FHLMC	4.00	6-1-2041	8,980	9,538
FHLMC	4.00	10-1-2041	37,540	39,853
FHLMC	4.00	10-1-2041	201,738	213,753
FHLMC	4.00	11-1-2041	266,091	282,375
FHLMC	4.00	11-1-2041	57,515	61,035
FHLMC	4.00	11-1-2041	26,240	27,851
FHLMC	4.00	11-1-2041	18,309	19,420
FHLMC	4.00	11-1-2041	315,609	334,987
FHLMC	4.00	12-1-2041	7,645,659	8,115,093
FHLMC	4.00	1-1-2042	2,227,606	2,364,381
FHLMC	4.00	1-1-2042	95,668	101,538
FHLMC	4.00	2-1-2042	40,708	43,230
FHLMC	4.00	4-1-2042	7,982,341	8,476,211
FHLMC	4.00	5-1-2044	5,691,808	6,037,634
FHLMC	4.00	5-1-2044	8,289,219	8,794,767
FHLMC	4.50	4-1-2018	20,696	21,395
FHLMC	4.50	8-1-2018	319,345	330,194
FHLMC	4.50	10-1-2018	64,574	66,767
FHLMC	4.50	4-1-2024	72,187	76,911
FHLMC	4.50	8-1-2024	422,084	441,685
FHLMC	4.50	11-1-2024	131,825	136,410
FHLMC	4.50	2-1-2025	435,201	466,757
FHLMC	4.50	8-1-2035	36,446	39,486
FHLMC	4.50	9-1-2035	52,481	56,741
FHLMC	4.50	1-1-2037	88,632	95,769
FHLMC	4.50	10-1-2038	248,413	268,129
FHLMC	4.50	2-1-2039	26,340	28,422
FHLMC	4.50	5-1-2039	46,829	50,600
FHLMC	4.50	6-1-2039	1,693,747	1,830,058
FHLMC	4.50	9-1-2039	1,127,790	1,218,507
FHLMC	4.50	10-1-2039	225,513	243,674
FHLMC	4.50	10-1-2039	215,481	232,820
FHLMC	4.50	1-1-2040	1,975,589	2,160,111
FHLMC	4.50	2-1-2040	5,817,435	6,342,763
FHLMC	4.50	3-1-2040	2,725,920	2,996,358
FHLMC	4.50	8-1-2040	1,076,697	1,163,355
FHLMC	4.50	9-1-2040	225,707	243,764
FHLMC	4.50	9-1-2040	2,425,273	2,652,510
FHLMC	4.50	2-1-2041	65,834	71,139
FHLMC	4.50	4-1-2041	2,958,684	3,197,259
FHLMC	4.50	7-1-2041	150,075	162,230
FHLMC	4.50	7-1-2041	5,926,238	6,407,314
FHLMC	4.50	10-1-2041	1,011,119	1,092,405
FHLMC	4.88	6-13-2018	1,700,000	1,856,123
FHLMC	5.00	7-1-2022	330	341
FHLMC	5.00	6-1-2023	8,665	9,319
FHLMC	5.00	6-1-2023	21,714	22,464
FHLMC	5.00	6-1-2023	3,970	4,115
FHLMC	5.00	10-1-2023	2,329	2,410
FHLMC	5.00	8-1-2033	1,199,289	1,332,975
FHLMC	5.00	11-1-2033	95,632	105,125
FHLMC	5.00	3-1-2034	91,170	100,339

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	5.00%	7-1-2035	$417,727	$460,588
FHLMC	5.00	8-1-2035	139,340	153,578
FHLMC	5.00	9-1-2035	721,684	806,536
FHLMC	5.00	4-1-2036	49,469	54,502
FHLMC	5.00	12-1-2036	32,106	35,139
FHLMC	5.00	2-1-2037	48,240	52,932
FHLMC	5.00	3-1-2039	324,629	359,470
FHLMC	5.00	8-1-2039	728,478	804,832
FHLMC	5.00	8-1-2039	3,907,088	4,302,916
FHLMC	5.00	9-1-2039	1,008,201	1,110,351
FHLMC	5.00	12-1-2039	1,651,178	1,836,663
FHLMC	5.00	6-1-2040	3,956,209	4,374,920
FHLMC	5.00	6-1-2040	3,377,576	3,735,061
FHLMC	5.13	11-17-2017	1,000,000	1,079,424
FHLMC	5.50	12-1-2016	4,160	4,215
FHLMC	5.50	8-1-2017	468	480
FHLMC	5.50	8-23-2017	3,000,000	3,234,486
FHLMC	5.50	9-1-2017	8,538	8,787
FHLMC	5.50	10-1-2017	572	590
FHLMC	5.50	11-1-2017	8,939	9,219
FHLMC	5.50	11-1-2017	4,290	4,316
FHLMC	5.50	12-1-2017	256,454	263,607
FHLMC	5.50	3-1-2018	8,494	8,640
FHLMC	5.50	2-1-2019	86,317	88,204
FHLMC	5.50	12-1-2033	126,240	140,590
FHLMC	5.50	12-1-2034	170,972	191,270
FHLMC	5.50	1-1-2035	491,747	545,899
FHLMC	5.50	6-1-2035	362,528	402,417
FHLMC	5.50	1-1-2036	80,694	89,866
FHLMC	5.50	1-1-2036	32,663	36,248
FHLMC	5.50	2-1-2036	101,227	112,921
FHLMC	5.50	12-1-2036	111,476	124,367
FHLMC	5.50	2-1-2037	118,210	131,851
FHLMC	5.50	3-1-2037	105,092	117,085
FHLMC	5.50	4-1-2037	27,397	30,633
FHLMC	5.50	1-1-2038	281,084	313,971
FHLMC	5.50	2-1-2038	411,175	458,828
FHLMC	5.50	4-1-2038	350,902	392,410
FHLMC	5.50	5-1-2038	292,086	327,720
FHLMC	5.50	5-1-2038	1,196,052	1,333,139
FHLMC	5.50	5-1-2038	51,581	57,389
FHLMC	5.50	5-1-2038	808,620	904,060
FHLMC	5.50	6-1-2038	7,807	8,695
FHLMC	5.50	7-1-2038	167,282	186,923
FHLMC	5.50	7-1-2038	209,749	234,506
FHLMC	5.50	8-1-2038	59,033	65,921
FHLMC	5.50	8-1-2038	284,398	317,900
FHLMC	5.50	9-1-2038	89,530	99,985
FHLMC	5.50	9-1-2038	38,215	42,497
FHLMC	5.50	1-1-2039	142,282	159,076
FHLMC	5.50	8-1-2039	571,645	640,454
FHLMC	5.50	11-1-2039	1,195,271	1,328,876
FHLMC	5.50	3-1-2040	2,144,277	2,385,470
FHLMC	5.50	4-1-2040	1,770,394	1,975,855
FHLMC	6.00	9-1-2023	66,476	73,507
FHLMC	6.00	11-1-2033	381,087	436,953
FHLMC	6.00	7-1-2034	244,366	280,326
FHLMC	6.00	1-1-2036	38,088	43,634
FHLMC	6.00	2-1-2036	305,415	349,889
FHLMC	6.00	11-1-2036	69,464	78,292
FHLMC	6.00	12-1-2036	28,210	32,113
FHLMC	6.00	2-1-2037	2,449	2,784
FHLMC	6.00	3-1-2037	15,638	17,625
FHLMC	6.00	3-1-2037	123,302	140,165
FHLMC	6.00	4-1-2037	1,561	1,772
FHLMC	6.00	8-1-2037	29,521	33,287
FHLMC	6.00	8-1-2037	43,227	49,104
FHLMC	6.00	8-1-2037	66,546	75,053

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	6.00%	8-1-2037	$15,642	$17,725
FHLMC	6.00	8-1-2037	136,406	155,175
FHLMC	6.00	9-1-2037	5,945	6,746
FHLMC	6.00	9-1-2037	24,646	27,962
FHLMC	6.00	10-1-2037	28,848	32,629
FHLMC	6.00	10-1-2037	23,393	26,439
FHLMC	6.00	10-1-2037	404,886	456,559
FHLMC	6.00	11-1-2037	17,346	19,639
FHLMC	6.00	12-1-2037	313,851	354,931
FHLMC	6.00	12-1-2037	60,216	68,244
FHLMC	6.00	1-1-2038	22,666	25,708
FHLMC	6.00	2-1-2038	14,914	16,905
FHLMC	6.00	2-1-2038	54,015	61,206
FHLMC	6.00	5-1-2038	43,351	48,884
FHLMC	6.00	6-1-2038	22,578	25,616
FHLMC	6.00	6-1-2038	24,695	27,847
FHLMC	6.00	6-1-2038	32,834	37,208
FHLMC	6.00	7-1-2038	327,807	370,504
FHLMC	6.00	7-1-2038	60,560	68,289
FHLMC	6.00	8-1-2038	40,434	45,775
FHLMC	6.00	8-1-2038	81,673	92,557
FHLMC	6.00	9-1-2038	20,849	23,499
FHLMC	6.00	9-1-2038	39,553	44,646
FHLMC	6.00	9-1-2038	68,795	77,937
FHLMC	6.00	10-1-2038	31,037	34,999
FHLMC	6.00	11-1-2038	38,473	43,612
FHLMC	6.00	12-1-2038	1,141	1,293
FHLMC	6.00	3-1-2039	20,701	23,431
FHLMC	6.00	6-1-2039	2,604	2,936
FHLMC	6.25	7-15-2032	1,500,000	2,107,484
FHLMC	6.50	10-1-2037	64,137	74,062
FHLMC	6.50	12-1-2037	87,123	99,320
FHLMC	6.50	3-1-2038	28,288	32,249
FHLMC	6.50	3-1-2038	77,770	88,658
FHLMC	6.50	1-1-2039	24,369	29,333
FHLMC	6.50	4-1-2039	207,224	245,298
FHLMC	6.50	4-1-2039	188,182	221,772
FHLMC	6.75	3-15-2031	1,000,000	1,444,522
FICO	9.65	11-2-2018	500,000	616,253
FNMA	5.00	12-1-2035	5,879	6,493
FNMA ¤	0.00	6-1-2017	300,000	296,001
FNMA ¤	0.00	10-9-2019	200,000	185,121
FNMA	0.75	4-20-2017	2,000,000	1,998,794
FNMA	0.88	10-26-2017	5,250,000	5,238,576
FNMA	0.88	12-20-2017	2,000,000	1,992,240
FNMA	0.88	2-8-2018	1,000,000	995,406
FNMA	0.88	5-21-2018	1,000,000	992,234
FNMA	0.90	11-7-2017	250,000	250,144
FNMA	0.95	8-23-2017	1,000,000	994,725
FNMA	1.00	5-21-2018	100,000	99,118
FNMA	1.13	4-27-2017	1,000,000	1,003,988
FNMA	1.25	1-30-2017	1,500,000	1,507,725
FNMA	1.55	10-29-2019	1,000,000	997,143
FNMA	1.63	11-27-2018	2,000,000	2,019,098
FNMA	1.70	10-4-2019	125,000	125,005
FNMA	1.75	1-30-2019	200,000	201,983
FNMA	1.75	5-30-2019	2,000,000	2,018,400
FNMA	1.75	9-12-2019	2,000,000	2,013,604
FNMA	1.88	2-19-2019	3,000,000	3,048,324
FNMA	2.20	10-25-2022	150,000	147,406
FNMA	2.25	10-17-2022	1,000,000	979,460
FNMA	2.50	10-1-2027	2,879,934	2,939,547
FNMA	2.50	3-1-2028	3,291,331	3,358,380
FNMA	2.50	4-1-2028	5,624,744	5,729,716
FNMA	2.50	7-1-2028	8,010,677	8,159,857
FNMA	2.50	7-1-2028	7,387,912	7,522,085
FNMA	2.50	7-1-2028	5,177,025	5,273,492
FNMA	2.50	10-1-2028	6,074,743	6,175,559
FNMA	2.50	2-1-2030	4,668,429	4,735,152

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA %%	2.50%	1-20-2031	$10,000,000	$10,109,375
FNMA	2.50	1-1-2038	293,390	284,168
FNMA	2.50	10-1-2042	561,123	543,475
FNMA	2.50	11-1-2042	65,840	63,772
FNMA	2.50	2-1-2043	222,144	215,158
FNMA	2.50	3-1-2043	250,333	242,480
FNMA	2.50	3-1-2043	244,373	236,684
FNMA	2.50	3-1-2043	128,876	124,823
FNMA	2.50	4-1-2043	169,328	164,003
FNMA	2.50	4-1-2043	389,310	377,073
FNMA	2.50	8-1-2043	1,313,007	1,271,685
FNMA	2.50	8-1-2043	325,297	315,062
FNMA	2.50	8-1-2043	621,131	601,595
FNMA	2.63	9-6-2024	1,000,000	1,017,087
FNMA	3.00	10-1-2021	4,585,239	4,754,054
FNMA	3.00	8-1-2026	192,009	199,520
FNMA	3.00	9-1-2026	118,557	123,141
FNMA	3.00	11-1-2026	1,949,464	2,025,681
FNMA	3.00	11-1-2026	190,760	198,198
FNMA	3.00	2-1-2027	119,968	124,435
FNMA	3.00	2-1-2027	1,119,734	1,163,390
FNMA	3.00	4-1-2027	221,427	230,122
FNMA	3.00	5-1-2027	258,652	268,801
FNMA	3.00	6-1-2027	175,618	182,475
FNMA	3.00	7-1-2027	305,265	317,195
FNMA	3.00	7-1-2027	393,328	408,693
FNMA	3.00	8-1-2027	2,023,425	2,102,399
FNMA	3.00	8-1-2027	11,472,799	11,921,277
FNMA	3.00	8-1-2027	1,990,471	2,068,003
FNMA	3.00	9-1-2027	1,561,947	1,623,014
FNMA	3.00	9-1-2027	1,717,237	1,784,959
FNMA	3.00	9-1-2027	2,458,578	2,554,930
FNMA	3.00	9-1-2027	6,550,551	6,806,623
FNMA	3.00	10-1-2027	2,926,542	3,041,232
FNMA	3.00	8-1-2029	7,371,252	7,642,647
FNMA	3.00	9-1-2042	2,249,653	2,266,240
FNMA	3.00	9-1-2042	36,960	37,266
FNMA	3.00	9-1-2042	613,322	617,939
FNMA	3.00	9-1-2042	425,596	427,848
FNMA	3.00	10-1-2042	4,101,869	4,134,015
FNMA	3.00	10-1-2042	4,183,046	4,209,214
FNMA	3.00	10-1-2042	1,047,745	1,053,289
FNMA	3.00	11-1-2042	8,033,912	8,094,323
FNMA	3.00	12-1-2042	8,035,683	8,094,916
FNMA	3.00	1-1-2043	7,969,412	8,026,724
FNMA	3.00	2-1-2043	8,485,017	8,544,977
FNMA	3.00	3-1-2043	9,722,894	9,791,413
FNMA	3.00	4-1-2043	8,183,967	8,241,688
FNMA	3.00	5-1-2043	8,261,426	8,319,579
FNMA	3.00	5-1-2043	2,074,536	2,089,177
FNMA	3.00	6-1-2043	177,047	178,299
FNMA	3.00	6-1-2043	4,096,629	4,125,549
FNMA	3.00	7-1-2043	8,209,256	8,267,184
FNMA	3.00	7-1-2043	949,415	956,124
FNMA	3.00	7-1-2043	10,968,544	11,045,987
FNMA	3.00	8-1-2043	326,436	328,740
FNMA	3.00	8-1-2043	870,927	877,076
FNMA	3.00	8-1-2043	397,688	400,498
FNMA	3.00	12-1-2043	282,082	284,075
FNMA	3.00	4-1-2044	259,225	260,815
FNMA	3.00	7-1-2044	318,712	320,399
FNMA	3.40	9-27-2032	250,000	246,197
FNMA	3.50	11-1-2025	1,836,230	1,933,258
FNMA	3.50	12-1-2025	4,583,615	4,839,162
FNMA	3.50	12-1-2026	6,429,520	6,765,952
FNMA	3.50	1-1-2027	6,066,006	6,384,202
FNMA	3.50	10-1-2029	7,389,671	7,772,761
FNMA	3.50	1-1-2036	24,171	25,126

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	3.50%	10-1-2040	$1,150,903	$1,194,856
FNMA	3.50	12-1-2040	177,735	184,530
FNMA	3.50	1-1-2041	1,066,704	1,107,531
FNMA	3.50	1-1-2041	34,740	36,071
FNMA	3.50	1-1-2041	89,224	92,642
FNMA	3.50	1-1-2041	35,996	37,375
FNMA	3.50	1-1-2041	344,880	358,071
FNMA	3.50	2-1-2041	2,482,623	2,577,522
FNMA	3.50	2-1-2041	498,173	517,702
FNMA	3.50	2-1-2041	35,564	36,871
FNMA	3.50	2-1-2041	528,014	548,234
FNMA	3.50	9-1-2042	10,204,086	10,594,998
FNMA	3.50	9-1-2042	7,102,971	7,375,075
FNMA	3.50	10-1-2042	5,714,069	5,932,968
FNMA	3.50	12-1-2042	1,310,654	1,360,862
FNMA	3.50	4-1-2043	5,906,135	6,133,143
FNMA	3.50	5-1-2043	273,624	284,016
FNMA	3.50	5-1-2043	424,038	440,345
FNMA	3.50	6-1-2043	518,453	538,091
FNMA	3.50	7-1-2043	7,882,408	8,179,445
FNMA	3.50	7-1-2043	9,665,073	10,029,454
FNMA	3.50	8-1-2043	1,249,001	1,296,067
FNMA	3.50	9-1-2043	637,161	661,064
FNMA	3.50	9-1-2043	332,251	344,695
FNMA	3.50	1-1-2044	8,096,512	8,398,477
FNMA	3.50	1-1-2045	16,487,754	17,093,624
FNMA	3.50	1-1-2045	10,976,889	11,380,253
FNMA	3.50	5-1-2045	11,584,395	12,010,083
FNMA	3.50	8-1-2045	11,189,692	11,609,757
FNMA	3.50	8-1-2045	14,064,358	14,581,177
FNMA	3.50	11-1-2045	9,130,928	9,466,459
FNMA %%	3.50	1-14-2046	2,350,000	2,428,670
FNMA	4.00	4-1-2018	379	396
FNMA	4.00	7-1-2018	884,508	922,769
FNMA	4.00	7-1-2018	30,839	32,173
FNMA	4.00	7-1-2018	1,443	1,505
FNMA	4.00	7-1-2018	35,352	36,881
FNMA	4.00	8-1-2018	633,665	661,140
FNMA	4.00	8-1-2018	359,821	375,385
FNMA	4.00	8-1-2018	287,397	299,829
FNMA	4.00	8-1-2018	277,179	289,172
FNMA	4.00	9-1-2018	3,230	3,370
FNMA	4.00	9-1-2018	22,597	23,577
FNMA	4.00	2-1-2019	58,953	61,509
FNMA	4.00	4-1-2019	19,234	20,066
FNMA	4.00	4-1-2019	48,573	50,679
FNMA	4.00	5-1-2019	20,549	21,441
FNMA	4.00	7-1-2019	307,399	320,696
FNMA	4.00	12-1-2019	765,200	798,300
FNMA	4.00	5-1-2020	2,592,109	2,704,365
FNMA	4.00	5-1-2020	1,206,225	1,258,411
FNMA	4.00	6-1-2020	180	188
FNMA	4.00	10-1-2020	32,155	33,562
FNMA	4.00	1-1-2021	383,304	400,967
FNMA	4.00	5-1-2021	235,974	246,825
FNMA	4.00	6-1-2021	209,658	219,268
FNMA	4.00	2-1-2024	6,894	7,292
FNMA	4.00	3-1-2024	374,474	396,591
FNMA	4.00	4-1-2024	687,182	728,164
FNMA	4.00	5-1-2024	27,810	29,498
FNMA	4.00	6-1-2024	148,246	157,056
FNMA	4.00	6-1-2024	235,726	249,763
FNMA	4.00	6-1-2024	57,264	60,567
FNMA	4.00	6-1-2024	67,632	71,640
FNMA	4.00	9-1-2024	55,231	58,494
FNMA	4.00	10-1-2024	53,186	55,940
FNMA	4.00	2-1-2025	434,221	460,770
FNMA	4.00	3-1-2025	1,734,578	1,842,675
FNMA	4.00	3-1-2025	67,551	71,574

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.00%	7-1-2025	$1,110,292	$1,178,855
FNMA	4.00	1-1-2026	58,815	62,327
FNMA	4.00	5-1-2026	1,092,136	1,157,237
FNMA	4.00	7-1-2026	454,827	482,890
FNMA	4.00	2-1-2039	251,466	266,911
FNMA	4.00	2-1-2039	69,954	74,250
FNMA	4.00	3-1-2039	41,874	44,446
FNMA	4.00	8-1-2039	277,193	294,219
FNMA	4.00	8-1-2039	432,211	459,024
FNMA	4.00	8-1-2039	1,041,971	1,105,968
FNMA	4.00	8-1-2039	3,046,557	3,263,258
FNMA	4.00	11-1-2039	22,323	23,725
FNMA	4.00	1-1-2040	254,389	270,245
FNMA	4.00	1-1-2040	262,394	278,594
FNMA	4.00	3-1-2040	11,762	12,500
FNMA	4.00	3-1-2040	432,876	460,000
FNMA	4.00	4-1-2040	1,537,402	1,633,065
FNMA	4.00	8-1-2040	67,417	71,672
FNMA	4.00	8-1-2040	1,023,880	1,088,855
FNMA	4.00	8-1-2040	815,943	867,756
FNMA	4.00	8-1-2040	364,249	386,621
FNMA	4.00	9-1-2040	17,467	18,574
FNMA	4.00	9-1-2040	67,397	71,536
FNMA	4.00	9-1-2040	18,718	19,899
FNMA	4.00	10-1-2040	35,512	37,766
FNMA	4.00	10-1-2040	45,416	48,294
FNMA	4.00	10-1-2040	206,789	219,905
FNMA	4.00	10-1-2040	499,954	531,615
FNMA	4.00	11-1-2040	316,107	335,522
FNMA	4.00	11-1-2040	161,636	171,905
FNMA	4.00	11-1-2040	263,507	280,203
FNMA	4.00	11-1-2040	64,741	68,853
FNMA	4.00	11-1-2040	341,597	363,178
FNMA	4.00	11-1-2040	35,554	37,773
FNMA	4.00	11-1-2040	26,356	28,026
FNMA	4.00	11-1-2040	2,943,390	3,134,818
FNMA	4.00	12-1-2040	12,945	13,766
FNMA	4.00	12-1-2040	92,313	98,188
FNMA	4.00	12-1-2040	321,474	341,891
FNMA	4.00	12-1-2040	133,373	141,840
FNMA	4.00	12-1-2040	66,377	70,584
FNMA	4.00	12-1-2040	27,865	29,636
FNMA	4.00	12-1-2040	370,644	394,231
FNMA	4.00	12-1-2040	877,539	933,220
FNMA	4.00	12-1-2040	2,800,415	2,994,147
FNMA	4.00	1-1-2041	9,220	9,805
FNMA	4.00	1-1-2041	72,807	77,435
FNMA	4.00	1-1-2041	3,873,407	4,119,598
FNMA	4.00	2-1-2041	314,888	334,863
FNMA	4.00	2-1-2041	172,707	183,708
FNMA	4.00	2-1-2041	4,321,679	4,596,667
FNMA	4.00	3-1-2041	110,833	117,882
FNMA	4.00	3-1-2041	2,114,704	2,248,972
FNMA	4.00	4-1-2041	259,493	275,918
FNMA	4.00	5-1-2041	4,286,284	4,559,083
FNMA	4.00	7-1-2041	17,271	18,332
FNMA	4.00	7-1-2041	91,684	97,519
FNMA	4.00	8-1-2041	20,590	21,900
FNMA	4.00	8-1-2041	302,082	321,306
FNMA	4.00	10-1-2041	1,282,300	1,363,788
FNMA	4.00	10-1-2041	195,437	207,440
FNMA	4.00	10-1-2041	110,798	117,838
FNMA	4.00	10-1-2041	1,496,433	1,588,344
FNMA	4.00	11-1-2041	1,083,178	1,152,056
FNMA	4.00	11-1-2041	325,152	345,823
FNMA	4.00	12-1-2041	377,931	401,999
FNMA	4.00	12-1-2041	199,814	212,473
FNMA	4.00	12-1-2041	237,005	252,088

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.00%	1-1-2042	$10,737	$11,404
FNMA	4.00	1-1-2042	47,962	50,947
FNMA	4.00	2-1-2042	69,771	74,113
FNMA	4.00	2-1-2042	15,425	16,406
FNMA	4.00	2-1-2042	119,344	126,939
FNMA	4.00	2-1-2042	2,607,675	2,768,594
FNMA	4.00	4-1-2042	1,369,204	1,457,311
FNMA	4.00	7-1-2042	61,635	65,552
FNMA	4.00	10-1-2043	6,251,242	6,635,603
FNMA	4.00	10-1-2043	4,871,005	5,170,599
FNMA	4.00	12-1-2043	4,464,411	4,738,616
FNMA	4.00	7-1-2044	5,670,145	6,018,406
FNMA	4.00	9-1-2044	11,476,171	12,181,038
FNMA	4.00	10-1-2044	5,647,392	5,994,255
FNMA	4.00	10-1-2044	8,984,291	9,537,474
FNMA	4.00	3-1-2045	14,220,214	15,093,621
FNMA	4.00	7-1-2045	11,300,864	12,005,812
FNMA	4.50	3-1-2018	12,233	12,658
FNMA	4.50	4-1-2018	59,986	62,074
FNMA	4.50	12-1-2018	8,627	8,928
FNMA	4.50	5-1-2019	8,727	9,046
FNMA	4.50	1-1-2020	19,690	20,648
FNMA	4.50	8-1-2020	9,822	10,259
FNMA	4.50	10-1-2020	35,031	36,563
FNMA	4.50	10-1-2020	20,986	21,731
FNMA	4.50	12-1-2020	53,253	55,926
FNMA	4.50	1-1-2021	29,207	30,535
FNMA	4.50	3-1-2022	37,632	38,994
FNMA	4.50	3-1-2022	215,799	223,826
FNMA	4.50	5-1-2022	7,329	7,592
FNMA	4.50	11-1-2022	54,679	57,531
FNMA	4.50	2-1-2023	235,638	248,090
FNMA	4.50	3-1-2023	122,244	129,835
FNMA	4.50	3-1-2023	4,520	4,806
FNMA	4.50	3-1-2023	18,567	19,734
FNMA	4.50	5-1-2023	12,143	12,726
FNMA	4.50	5-1-2023	99,193	102,700
FNMA	4.50	5-1-2023	30,496	32,328
FNMA	4.50	5-1-2023	16,193	17,197
FNMA	4.50	6-1-2023	150,967	159,462
FNMA	4.50	12-1-2023	91,121	98,637
FNMA	4.50	3-1-2024	13,445	14,376
FNMA	4.50	5-1-2024	219,291	233,030
FNMA	4.50	5-1-2024	16,979	18,339
FNMA	4.50	7-1-2024	873,333	943,213
FNMA	4.50	8-1-2024	6,210	6,432
FNMA	4.50	8-1-2024	112,849	121,885
FNMA	4.50	8-1-2024	73,321	79,175
FNMA	4.50	1-1-2025	1,176,738	1,270,681
FNMA	4.50	3-1-2025	1,171,707	1,265,291
FNMA	4.50	3-1-2025	68,899	73,258
FNMA	4.50	4-1-2025	26,516	28,658
FNMA	4.50	4-1-2025	114,200	122,889
FNMA	4.50	10-1-2025	165,932	179,336
FNMA	4.50	2-1-2026	111,135	120,113
FNMA	4.50	2-1-2026	27,019	28,838
FNMA	4.50	4-1-2026	518,139	560,914
FNMA	4.50	5-1-2026	57,292	62,029
FNMA	4.50	6-1-2026	16,530	17,442
FNMA	4.50	4-1-2028	13,601	14,699
FNMA	4.50	4-1-2028	21,784	23,544
FNMA	4.50	4-1-2028	36,459	39,404
FNMA	4.50	3-1-2029	28,702	31,020
FNMA	4.50	5-1-2029	3,895,845	4,210,557
FNMA	4.50	10-1-2029	250,858	271,123
FNMA	4.50	9-1-2033	274,762	298,224
FNMA	4.50	4-1-2035	83,894	90,671
FNMA	4.50	5-1-2035	18,135	19,668
FNMA	4.50	7-1-2035	3,133	3,400

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.50%	8-1-2035	$4,884	$5,279
FNMA	4.50	9-1-2035	23,488	25,459
FNMA	4.50	9-1-2035	376,069	408,407
FNMA	4.50	9-1-2035	1,638,741	1,778,765
FNMA	4.50	10-1-2035	58,111	62,806
FNMA	4.50	3-1-2038	423,946	459,500
FNMA	4.50	2-1-2039	46,415	50,243
FNMA	4.50	2-1-2039	16,360	17,682
FNMA	4.50	2-1-2039	268,894	290,995
FNMA	4.50	2-1-2039	15,375	16,633
FNMA	4.50	3-1-2039	1,139,302	1,231,337
FNMA	4.50	3-1-2039	926,641	1,001,497
FNMA	4.50	4-1-2039	1,162,068	1,256,878
FNMA	4.50	4-1-2039	1,342,170	1,452,254
FNMA	4.50	4-1-2039	344,367	372,545
FNMA	4.50	4-1-2039	6,739	7,287
FNMA	4.50	5-1-2039	536,753	585,010
FNMA	4.50	5-1-2039	1,508,091	1,649,767
FNMA	4.50	6-1-2039	796,184	861,346
FNMA	4.50	9-1-2039	1,409,670	1,542,304
FNMA	4.50	12-1-2039	132,880	143,811
FNMA	4.50	2-1-2040	2,844,019	3,113,232
FNMA	4.50	2-1-2040	1,974,720	2,137,511
FNMA	4.50	3-1-2040	2,293,082	2,523,533
FNMA	4.50	5-1-2040	844,559	921,510
FNMA	4.50	5-1-2040	1,992,587	2,180,647
FNMA	4.50	6-1-2040	698,481	756,176
FNMA	4.50	8-1-2040	204,983	221,542
FNMA	4.50	8-1-2040	1,928,614	2,087,751
FNMA	4.50	9-1-2040	26,671	28,839
FNMA	4.50	10-1-2040	1,981,682	2,143,832
FNMA	4.50	10-1-2040	302,501	327,510
FNMA	4.50	11-1-2040	1,476,815	1,599,288
FNMA	4.50	2-1-2041	5,790,876	6,272,504
FNMA	4.50	2-1-2041	4,497,111	4,871,426
FNMA	4.50	4-1-2041	1,314,978	1,424,321
FNMA	4.50	5-1-2041	7,806	8,436
FNMA	4.50	5-1-2041	7,199,527	7,795,821
FNMA	4.50	1-1-2042	6,190,702	6,703,771
FNMA	4.50	9-1-2043	4,486,290	4,852,949
FNMA	4.88	12-15-2016	950,000	990,716
FNMA	5.00	2-13-2017	500,000	525,128
FNMA	5.00	5-11-2017	1,200,000	1,270,597
FNMA	5.00	12-1-2017	161,601	167,541
FNMA	5.00	6-1-2018	121,675	126,147
FNMA	5.00	10-1-2018	84,706	87,819
FNMA	5.00	11-1-2018	28,903	29,965
FNMA	5.00	6-1-2019	76,961	80,743
FNMA	5.00	9-1-2019	201,407	210,556
FNMA	5.00	10-1-2019	108,251	113,389
FNMA	5.00	11-1-2019	94,696	98,192
FNMA	5.00	6-1-2020	46,522	49,098
FNMA	5.00	5-1-2023	55,666	58,519
FNMA	5.00	5-1-2023	354,052	380,792
FNMA	5.00	6-1-2023	162,044	174,696
FNMA	5.00	6-1-2023	46,603	50,089
FNMA	5.00	9-1-2024	92,562	102,051
FNMA	5.00	3-1-2025	971,737	1,046,521
FNMA	5.00	4-1-2034	163,038	182,191
FNMA	5.00	4-1-2034	520,145	576,402
FNMA	5.00	4-1-2035	1,436,829	1,589,263
FNMA	5.00	6-1-2035	484,204	535,143
FNMA	5.00	7-1-2035	31,544	34,778
FNMA	5.00	7-1-2035	27,042	29,892
FNMA	5.00	7-1-2035	47,130	52,090
FNMA	5.00	8-1-2035	60,338	66,714
FNMA	5.00	10-1-2035	1,821,197	2,013,007
FNMA	5.00	11-1-2035	461,067	509,292

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	5.00%	2-1-2036	$2,220,157	$2,453,766
FNMA	5.00	7-1-2036	40,675	44,953
FNMA	5.00	11-1-2036	155,799	171,769
FNMA	5.00	11-1-2036	156,788	173,222
FNMA	5.00	5-1-2037	46,718	51,507
FNMA	5.00	5-1-2037	51,531	56,813
FNMA	5.00	5-1-2037	145,028	159,895
FNMA	5.00	6-1-2037	45,602	50,277
FNMA	5.00	8-1-2037	315,909	348,292
FNMA	5.00	2-1-2038	1,142,433	1,262,455
FNMA	5.00	3-1-2038	634,298	699,319
FNMA	5.00	4-1-2038	41,935	46,234
FNMA	5.00	5-1-2038	194,079	213,974
FNMA	5.00	5-1-2038	124,844	137,642
FNMA	5.00	5-1-2038	65,444	72,152
FNMA	5.00	7-1-2038	4,785	5,275
FNMA	5.00	7-1-2038	7,770	8,570
FNMA	5.00	11-1-2038	156,768	172,838
FNMA	5.00	11-1-2038	95,557	105,352
FNMA	5.00	11-1-2038	5,784	6,377
FNMA	5.00	4-1-2039	215,001	237,249
FNMA	5.00	4-1-2039	276,103	304,406
FNMA	5.00	6-1-2039	479,935	529,133
FNMA	5.00	7-1-2039	334,128	368,379
FNMA	5.00	8-1-2039	3,354,590	3,700,537
FNMA	5.00	10-1-2039	620,338	685,067
FNMA	5.00	7-1-2040	5,444,654	6,055,203
FNMA	5.00	9-1-2040	3,199,876	3,527,976
FNMA	5.00	4-1-2041	2,095,926	2,316,470
FNMA	5.00	8-1-2041	270,967	298,930
FNMA	5.38	6-12-2017	1,500,000	1,599,569
FNMA	5.45	10-18-2021	200,000	207,421
FNMA	5.50	2-1-2016	223	223
FNMA	5.50	6-1-2016	16,320	16,401
FNMA	5.50	8-1-2016	4,682	4,725
FNMA	5.50	11-1-2016	1,699	1,721
FNMA	5.50	11-1-2016	40,687	41,289
FNMA	5.50	1-1-2017	27,000	27,450
FNMA	5.50	2-1-2017	735	745
FNMA	5.50	2-1-2017	12,543	12,758
FNMA	5.50	4-1-2017	25,976	26,463
FNMA	5.50	6-1-2017	51,405	52,545
FNMA	5.50	7-1-2017	63,247	64,716
FNMA	5.50	8-1-2017	15,783	16,163
FNMA	5.50	10-1-2017	61,342	63,093
FNMA	5.50	3-1-2018	19,554	20,235
FNMA	5.50	4-1-2018	30,918	32,068
FNMA	5.50	12-1-2018	307,307	317,468
FNMA	5.50	5-1-2021	157,148	166,165
FNMA	5.50	5-1-2023	136,615	147,422
FNMA	5.50	2-1-2024	11,780	12,561
FNMA	5.50	6-1-2024	130,115	141,697
FNMA	5.50	8-1-2025	76,714	86,421
FNMA	5.50	7-1-2033	122,917	138,467
FNMA	5.50	9-1-2033	271,659	305,296
FNMA	5.50	11-1-2033	137,507	154,680
FNMA	5.50	7-1-2034	133,534	149,072
FNMA	5.50	9-1-2034	59,734	67,404
FNMA	5.50	10-1-2034	41,459	46,283
FNMA	5.50	12-1-2034	260,795	293,528
FNMA	5.50	1-1-2035	235,199	262,567
FNMA	5.50	1-1-2035	1,603,787	1,807,535
FNMA	5.50	6-1-2035	338,964	382,112
FNMA	5.50	8-1-2035	36,285	40,712
FNMA	5.50	8-1-2035	224,689	252,939
FNMA	5.50	8-1-2035	408,687	458,434
FNMA	5.50	9-1-2035	358,138	405,092
FNMA	5.50	12-1-2035	471,122	529,630

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	5.50%	12-1-2035	$433,422	$486,440
FNMA	5.50	1-1-2036	1,067,898	1,199,161
FNMA	5.50	2-1-2036	206,332	231,401
FNMA	5.50	4-1-2036	1,725,444	1,939,161
FNMA	5.50	4-1-2036	308,870	347,454
FNMA	5.50	4-1-2036	695,860	778,147
FNMA	5.50	9-1-2036	21,513	24,081
FNMA	5.50	2-1-2037	171,308	193,256
FNMA	5.50	3-1-2037	55,187	61,851
FNMA	5.50	5-1-2037	102,548	114,833
FNMA	5.50	6-1-2037	194,656	220,061
FNMA	5.50	7-1-2037	17,915	19,999
FNMA	5.50	7-1-2037	55,545	62,008
FNMA	5.50	2-1-2038	53,240	59,435
FNMA	5.50	2-1-2038	84,073	94,094
FNMA	5.50	2-1-2038	509,029	569,520
FNMA	5.50	3-1-2038	17,453	19,570
FNMA	5.50	4-1-2038	607,138	677,785
FNMA	5.50	5-1-2038	376,949	422,097
FNMA	5.50	5-1-2038	54,309	60,741
FNMA	5.50	5-1-2038	824,289	923,750
FNMA	5.50	6-1-2038	179,025	200,197
FNMA	5.50	6-1-2038	1,929,831	2,161,558
FNMA	5.50	7-1-2038	788,676	881,673
FNMA	5.50	8-1-2038	41,711	46,926
FNMA	5.50	9-1-2038	211,898	237,199
FNMA	5.50	11-1-2038	481,265	539,052
FNMA	5.50	11-1-2038	471,031	528,165
FNMA	5.50	1-1-2039	336,157	376,722
FNMA	5.50	2-1-2039	1,700,784	1,913,161
FNMA	5.50	5-1-2039	305,831	342,759
FNMA	5.50	6-1-2039	697,297	780,896
FNMA	5.50	12-1-2039	7,324	8,201
FNMA	5.50	6-1-2040	12,800	14,383
FNMA	5.50	9-1-2040	139,925	156,777
FNMA	5.50	2-1-2041	190,183	212,442
FNMA	5.63	7-15-2037	150,000	201,726
FNMA	6.00	7-1-2016	1,143	1,152
FNMA	6.00	9-1-2016	723	731
FNMA	6.00	11-1-2017	163	163
FNMA	6.00	11-1-2017	82,416	84,854
FNMA	6.00	1-1-2018	26,692	27,652
FNMA	6.00	5-1-2021	94,471	102,169
FNMA	6.00	5-1-2021	99,859	106,917
FNMA	6.00	9-1-2021	50,926	54,318
FNMA	6.00	8-1-2022	31,002	33,402
FNMA	6.00	10-1-2022	86,133	94,352
FNMA	6.00	9-1-2024	7,993	8,570
FNMA	6.00	11-1-2033	22,919	26,166
FNMA	6.00	8-1-2034	104,204	119,044
FNMA	6.00	9-1-2034	65,802	74,864
FNMA	6.00	10-1-2034	106,822	120,918
FNMA	6.00	11-1-2034	112,813	128,420
FNMA	6.00	3-1-2035	46,386	52,800
FNMA	6.00	1-1-2036	279,662	316,566
FNMA	6.00	3-1-2036	29,814	33,748
FNMA	6.00	4-18-2036	500,000	510,071
FNMA	6.00	9-1-2036	109,687	124,447
FNMA	6.00	9-1-2036	56,897	64,523
FNMA	6.00	9-1-2036	3,037	3,448
FNMA	6.00	11-1-2036	793,079	897,782
FNMA	6.00	1-1-2037	426,411	483,667
FNMA	6.00	2-1-2037	1,997	2,266
FNMA	6.00	2-1-2037	1,198,810	1,359,381
FNMA	6.00	3-1-2037	163,426	185,359
FNMA	6.00	4-1-2037	11,305	12,825
FNMA	6.00	5-1-2037	485,604	550,950
FNMA	6.00	5-1-2037	4,033	4,565

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	6.00%	6-1-2037	$5,478	$6,201
FNMA	6.00	7-1-2037	590,090	668,968
FNMA	6.00	8-1-2037	20,860	23,668
FNMA	6.00	8-1-2037	128,097	145,861
FNMA	6.00	8-1-2037	2,850	3,226
FNMA	6.00	8-1-2037	410,539	465,292
FNMA	6.00	9-1-2037	21,224	24,050
FNMA	6.00	9-1-2037	44,070	49,966
FNMA	6.00	9-1-2037	49,432	55,955
FNMA	6.00	9-1-2037	307,713	349,090
FNMA	6.00	9-1-2037	34,313	38,878
FNMA	6.00	9-1-2037	32,586	36,886
FNMA	6.00	9-1-2037	3,358	3,805
FNMA	6.00	9-1-2037	30,613	34,652
FNMA	6.00	9-1-2037	49,443	56,047
FNMA	6.00	10-1-2037	87,415	99,149
FNMA	6.00	10-1-2037	116,538	131,916
FNMA	6.00	10-1-2037	21,457	24,289
FNMA	6.00	10-1-2037	1,677	1,899
FNMA	6.00	10-1-2037	685,497	776,290
FNMA	6.00	10-1-2037	2,305	2,615
FNMA	6.00	10-1-2037	471,146	533,506
FNMA	6.00	11-1-2037	17,670	20,027
FNMA	6.00	11-1-2037	14,686	16,650
FNMA	6.00	11-1-2037	25,713	29,120
FNMA	6.00	11-1-2037	4,098	4,645
FNMA	6.00	11-1-2037	4,760	5,388
FNMA	6.00	12-1-2037	20,976	23,781
FNMA	6.00	1-1-2038	35,200	39,920
FNMA	6.00	1-1-2038	18,553	21,040
FNMA	6.00	1-1-2038	256,978	291,473
FNMA	6.00	2-1-2038	29,890	33,835
FNMA	6.00	2-1-2038	43,718	49,487
FNMA	6.00	2-1-2038	89,569	101,595
FNMA	6.00	2-1-2038	1,027	1,162
FNMA	6.00	6-1-2038	29,300	33,166
FNMA	6.00	7-1-2038	5,649	6,406
FNMA	6.00	7-1-2038	123,481	139,776
FNMA	6.00	7-1-2038	191,129	216,359
FNMA	6.00	7-1-2038	47,694	53,995
FNMA	6.00	8-1-2038	4,420	5,003
FNMA	6.00	8-1-2038	50,004	56,603
FNMA	6.00	8-1-2038	15,009	16,989
FNMA	6.00	8-1-2038	32,556	36,852
FNMA	6.00	8-1-2038	27,533	31,166
FNMA	6.00	8-1-2038	1,051	1,191
FNMA	6.00	9-1-2038	1,339	1,516
FNMA	6.00	9-1-2038	8,068	9,158
FNMA	6.00	9-1-2038	26,467	29,960
FNMA	6.00	9-1-2038	37,652	42,673
FNMA	6.00	9-1-2038	1,848	2,092
FNMA	6.00	9-1-2038	83,235	94,219
FNMA	6.00	9-1-2038	36,250	41,034
FNMA	6.00	9-1-2038	26,373	29,854
FNMA	6.00	9-1-2038	33,928	38,845
FNMA	6.00	9-1-2038	26,680	30,252
FNMA	6.00	9-1-2038	12,298	13,923
FNMA	6.00	9-1-2038	45,718	51,751
FNMA	6.00	9-1-2038	6,766	7,702
FNMA	6.00	10-1-2038	49,111	55,592
FNMA	6.00	10-1-2038	18,308	20,724
FNMA	6.00	10-1-2038	9,895	11,201
FNMA	6.00	11-1-2038	2,266	2,565
FNMA	6.00	11-1-2038	194,862	220,576
FNMA	6.00	11-1-2038	16,763	18,975
FNMA	6.00	11-1-2038	26,866	30,411
FNMA	6.00	11-1-2038	34,205	38,719
FNMA	6.00	11-1-2038	31,746	35,935
FNMA	6.00	12-1-2038	44,693	50,590

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	6.00%	12-1-2038	$26,603	$30,114
FNMA	6.00	12-1-2038	48,450	54,861
FNMA	6.00	1-1-2039	14,802	16,788
FNMA	6.00	1-1-2039	59,009	66,795
FNMA	6.00	2-1-2039	43,080	48,798
FNMA	6.00	3-1-2039	7,393	8,385
FNMA	6.00	9-1-2039	1,746	1,981
FNMA	6.00	9-1-2039	111,376	126,467
FNMA	6.00	10-1-2039	1,918,278	2,175,637
FNMA	6.00	4-1-2040	2,308,787	2,620,562
FNMA	6.00	6-1-2040	12,332	13,979
FNMA	6.21	8-6-2038	200,000	283,300
FNMA	6.25	5-15-2029	500,000	683,676
FNMA	6.50	7-1-2036	137,275	164,295
FNMA	6.50	9-1-2036	6,218	7,125
FNMA	6.50	9-1-2036	73,751	84,517
FNMA	6.50	12-1-2036	314,943	360,920
FNMA	6.50	3-1-2037	16,166	18,526
FNMA	6.50	4-1-2037	13,096	15,008
FNMA	6.50	5-1-2037	54,565	62,530
FNMA	6.50	5-1-2037	1,308	1,499
FNMA	6.50	6-1-2037	56,608	64,872
FNMA	6.50	6-1-2037	88,887	101,863
FNMA	6.50	8-1-2037	15,408	17,658
FNMA	6.50	9-1-2037	413,470	490,699
FNMA	6.50	9-1-2037	532,643	636,374
FNMA	6.50	9-1-2037	3,236	3,822
FNMA	6.50	10-1-2037	2,631	3,024
FNMA	6.50	10-1-2037	133,342	152,807
FNMA	6.50	10-1-2037	43,211	49,519
FNMA	6.50	10-1-2037	696,865	798,596
FNMA	6.50	11-1-2037	48,575	55,667
FNMA	6.50	11-1-2037	178,225	208,626
FNMA	6.50	11-1-2037	12,121	13,891
FNMA	6.50	1-1-2038	113,918	130,549
FNMA	6.50	1-1-2038	23,017	26,377
FNMA	6.50	3-1-2038	8,399	9,984
FNMA	6.50	7-1-2038	12,561	14,394
FNMA	6.50	9-1-2038	113,037	129,538
FNMA	6.50	9-1-2038	8,988	10,300
FNMA	6.50	9-1-2038	6,323	7,246
FNMA	6.50	10-1-2038	42,842	49,097
FNMA	6.50	1-1-2039	424,116	486,030
FNMA	6.50	2-1-2039	39,158	44,874
FNMA	6.50	6-1-2039	29,150	33,406
FNMA	6.50	10-1-2039	324,456	371,821
FNMA	6.50	10-1-2039	834,144	955,916
FNMA	6.50	5-1-2040	232,715	266,688
FNMA	6.63	11-15-2030	1,300,000	1,856,295
FNMA	7.00	8-1-2037	21,662	24,220
FNMA	7.13	1-15-2030	500,000	736,449
FNMA	7.25	5-15-2030	1,300,000	1,943,703
GNMA	3.00	9-15-2042	3,281,932	3,350,439
GNMA	3.00	9-15-2042	258,465	263,861
GNMA	3.00	9-20-2042	7,052,058	7,208,544
GNMA	3.00	11-15-2042	7,136,149	7,285,108
GNMA	3.00	11-20-2042	3,584,470	3,664,010
GNMA	3.00	12-20-2042	1,524,851	1,558,688
GNMA	3.00	1-20-2043	7,350,290	7,513,395
GNMA	3.00	2-20-2043	8,180,619	8,361,134
GNMA	3.00	3-15-2043	1,418,481	1,448,092
GNMA	3.00	3-15-2043	1,378,641	1,407,511
GNMA	3.00	3-20-2043	2,448,977	2,503,077
GNMA	3.00	3-20-2043	5,664,691	5,790,394
GNMA	3.00	4-20-2043	1,521,995	1,552,754
GNMA	3.00	6-15-2043	623,418	634,221
GNMA	3.00	8-20-2043	4,113,434	4,204,719
GNMA	3.00	9-15-2043	291,977	298,040

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	3.00%	3-20-2045	$6,907,234	$7,033,871
GNMA	3.00	6-20-2045	8,835,197	8,997,182
GNMA %%	3.00	1-21-2046	6,500,000	6,593,945
GNMA	3.50	12-15-2040	493,810	518,166
GNMA	3.50	1-15-2041	390,455	407,705
GNMA	3.50	10-15-2041	1,989,987	2,077,911
GNMA	3.50	2-15-2042	5,514,543	5,758,268
GNMA	3.50	3-20-2042	1,636,083	1,714,016
GNMA	3.50	4-20-2042	1,104,086	1,156,678
GNMA	3.50	5-15-2042	2,326,687	2,429,493
GNMA	3.50	5-15-2042	1,500,820	1,567,021
GNMA	3.50	6-15-2042	7,637,056	7,973,926
GNMA	3.50	6-20-2042	1,783,128	1,868,068
GNMA	3.50	7-15-2042	2,837,297	2,962,450
GNMA	3.50	10-20-2042	3,174,088	3,325,290
GNMA	3.50	3-20-2043	4,149,591	4,358,744
GNMA	3.50	4-15-2043	2,931,979	3,061,309
GNMA	3.50	4-20-2043	14,239,292	14,914,337
GNMA	3.50	10-20-2043	3,651,866	3,823,035
GNMA	3.50	1-20-2044	3,574,679	3,741,040
GNMA	3.50	5-20-2044	3,613,905	3,784,979
GNMA	3.50	10-20-2044	12,255,881	12,836,068
GNMA	3.50	12-20-2044	7,558,171	7,906,329
GNMA	3.50	4-20-2045	15,519,145	16,238,099
GNMA	3.50	6-20-2045	11,708,934	12,248,291
GNMA %%	3.50	1-21-2046	16,500,000	17,192,548
GNMA	4.00	6-15-2039	255,094	271,051
GNMA	4.00	7-15-2039	111,466	118,442
GNMA	4.00	7-15-2039	357,878	380,250
GNMA	4.00	8-15-2040	2,940,727	3,124,767
GNMA	4.00	9-15-2040	4,916,549	5,222,868
GNMA	4.00	10-15-2040	1,671,911	1,795,244
GNMA	4.00	12-15-2040	2,924,376	3,166,750
GNMA	4.00	1-15-2041	2,893,051	3,133,827
GNMA	4.00	1-15-2041	1,153,765	1,250,028
GNMA	4.00	7-15-2041	804,568	854,804
GNMA	4.00	10-20-2041	1,442,907	1,543,911
GNMA	4.00	11-20-2041	4,031,387	4,312,963
GNMA	4.00	2-20-2042	961,410	1,028,029
GNMA	4.00	4-20-2042	4,121,399	4,405,305
GNMA	4.00	5-20-2042	3,208,332	3,428,688
GNMA	4.00	3-20-2043	1,141,306	1,220,326
GNMA	4.00	8-20-2043	5,168,401	5,503,913
GNMA	4.00	3-20-2044	5,850,994	6,239,800
GNMA	4.00	5-20-2044	5,676,317	6,051,205
GNMA	4.00	6-20-2044	4,937,559	5,262,651
GNMA	4.00	8-20-2044	6,474,715	6,889,784
GNMA	4.00	10-20-2044	1,380,501	1,468,040
GNMA	4.00	12-20-2044	8,259,243	8,782,971
GNMA	4.50	3-15-2037	61,163	66,024
GNMA	4.50	3-15-2038	34,786	37,561
GNMA	4.50	3-15-2039	391,341	426,613
GNMA	4.50	3-15-2039	7,081,124	7,664,076
GNMA	4.50	4-15-2039	415,473	448,735
GNMA	4.50	5-15-2039	781,612	854,449
GNMA	4.50	6-15-2039	528,160	571,989
GNMA	4.50	6-15-2039	241,426	260,376
GNMA	4.50	7-15-2039	527,756	571,125
GNMA	4.50	7-15-2039	897,641	970,351
GNMA	4.50	9-15-2039	399,648	432,775
GNMA	4.50	9-15-2039	1,561,302	1,687,762
GNMA	4.50	10-15-2039	792,739	856,953
GNMA	4.50	12-15-2039	884,999	967,536
GNMA	4.50	1-15-2040	1,008,477	1,091,356
GNMA	4.50	4-15-2040	121,193	131,263
GNMA	4.50	5-15-2040	2,005,049	2,201,998
GNMA	4.50	5-15-2040	30,453	32,919
GNMA	4.50	5-15-2040	2,050,848	2,240,485
GNMA	4.50	6-15-2040	92,757	100,271

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	4.50%	6-15-2040	$1,055,284	$1,152,094
GNMA	4.50	6-15-2040	368,675	397,621
GNMA	4.50	7-15-2040	2,422,052	2,617,539
GNMA	4.50	9-15-2040	92,339	100,133
GNMA	4.50	9-15-2040	351,866	379,980
GNMA	4.50	9-15-2040	393,525	426,040
GNMA	4.50	10-15-2040	28,768	31,039
GNMA	4.50	11-15-2040	29,940	32,307
GNMA	4.50	11-15-2040	1,539,684	1,660,567
GNMA	4.50	12-15-2040	100,165	108,080
GNMA	4.50	2-15-2041	1,155,893	1,263,834
GNMA	4.50	3-15-2041	64,136	69,411
GNMA	4.50	4-15-2041	137,355	148,419
GNMA	4.50	4-15-2041	1,131,582	1,222,168
GNMA	4.50	4-15-2041	291,329	318,065
GNMA	4.50	5-15-2041	28,956	31,289
GNMA	4.50	6-15-2041	55,112	59,468
GNMA	4.50	6-15-2041	1,599,189	1,725,987
GNMA	4.50	6-15-2041	811,191	875,112
GNMA	4.50	6-15-2041	164,552	177,645
GNMA	4.50	7-15-2041	119,303	128,685
GNMA	4.50	7-15-2041	1,944,350	2,099,054
GNMA	4.50	7-20-2041	1,200,772	1,306,818
GNMA	4.50	10-15-2041	183,895	198,630
GNMA	4.50	10-15-2041	77,847	84,012
GNMA	4.50	10-15-2041	54,362	58,631
GNMA	4.50	11-20-2041	1,089,885	1,186,140
GNMA	4.50	12-20-2043	4,473,773	4,808,960
GNMA	4.50	1-20-2044	2,713,656	2,916,970
GNMA	4.50	4-20-2044	3,169,488	3,406,968
GNMA	5.00	3-15-2035	379,672	423,796
GNMA	5.00	5-15-2038	1,336,278	1,476,926
GNMA	5.00	8-15-2038	8,021	8,865
GNMA	5.00	8-15-2038	939,972	1,040,979
GNMA	5.00	8-15-2038	162,947	180,457
GNMA	5.00	12-15-2038	437,108	485,057
GNMA	5.00	3-15-2039	531,133	588,196
GNMA	5.00	3-15-2039	75,698	83,617
GNMA	5.00	3-15-2039	993,603	1,097,013
GNMA	5.00	5-15-2039	236,538	260,996
GNMA	5.00	6-15-2039	1,827,770	2,009,708
GNMA	5.00	7-15-2039	34,952	38,743
GNMA	5.00	9-15-2039	4,143,892	4,630,760
GNMA	5.00	11-15-2039	1,147,835	1,282,254
GNMA	5.00	1-15-2040	1,831,353	2,045,586
GNMA	5.00	2-15-2040	1,104,856	1,233,529
GNMA	5.00	3-15-2040	3,409,030	3,767,957
GNMA	5.00	5-15-2040	1,195,416	1,321,262
GNMA	5.00	7-15-2040	3,451	3,804
GNMA	5.00	7-15-2040	1,094,562	1,213,177
GNMA	5.00	12-15-2040	809,781	895,031
GNMA	5.00	9-15-2041	92,773	101,807
GNMA	5.00	10-15-2041	225,583	247,548
GNMA	5.00	5-20-2042	1,573,374	1,742,929
GNMA	5.50	9-15-2034	167,570	191,741
GNMA	5.50	11-15-2035	239,792	269,981
GNMA	5.50	12-15-2035	247,109	279,775
GNMA	5.50	2-15-2036	106,718	120,505
GNMA	5.50	3-15-2036	203,569	229,584
GNMA	5.50	5-15-2036	3,590	4,044
GNMA	5.50	5-15-2036	35,963	40,557
GNMA	5.50	2-15-2037	75,881	85,704
GNMA	5.50	6-15-2037	3,859	4,347
GNMA	5.50	8-15-2037	72,024	80,580
GNMA	5.50	2-15-2038	176,001	197,262
GNMA	5.50	2-15-2038	404,250	456,106
GNMA	5.50	3-15-2038	10,094	11,326
GNMA	5.50	3-15-2038	44,915	50,341

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	5.50%	4-15-2038	$117,336	$131,742
GNMA	5.50	5-15-2038	79,306	88,888
GNMA	5.50	5-15-2038	262,864	295,104
GNMA	5.50	6-15-2038	35,546	39,840
GNMA	5.50	6-15-2038	15,622	17,488
GNMA	5.50	6-15-2038	111,151	124,568
GNMA	5.50	7-15-2038	297,253	333,164
GNMA	5.50	8-15-2038	23,105	25,896
GNMA	5.50	8-15-2038	1,659,459	1,887,433
GNMA	5.50	8-15-2038	179,715	201,427
GNMA	5.50	9-15-2038	53,476	59,828
GNMA	5.50	9-15-2038	59,955	67,199
GNMA	5.50	9-15-2038	921,534	1,032,758
GNMA	5.50	10-15-2038	433,649	485,161
GNMA	5.50	10-15-2038	46,566	52,218
GNMA	5.50	11-15-2038	29,216	32,743
GNMA	5.50	11-15-2038	71,759	80,429
GNMA	5.50	11-15-2038	198,265	222,221
GNMA	5.50	11-15-2038	184,003	206,234
GNMA	5.50	12-15-2038	267,946	300,672
GNMA	5.50	12-15-2038	41,925	46,990
GNMA	5.50	12-15-2038	222,931	249,695
GNMA	5.50	1-15-2039	81,063	90,857
GNMA	5.50	1-15-2039	48,341	54,181
GNMA	5.50	7-15-2039	15,469	17,379
GNMA	5.50	7-15-2039	133,356	149,454
GNMA	5.50	8-15-2039	63,373	71,025
GNMA	5.50	10-15-2039	915,167	1,025,733
GNMA	5.50	2-15-2040	10,507	11,755
GNMA	5.50	2-15-2040	32,926	36,901
GNMA	5.50	3-15-2040	58,779	66,397
GNMA	5.50	3-15-2040	184,566	206,490
GNMA	5.50	3-15-2040	50,647	56,766
GNMA	5.50	3-15-2040	433,961	486,387
GNMA	5.50	7-15-2040	18,558	20,766
GNMA	5.50	12-15-2040	67,566	75,729
GNMA	5.50	2-15-2041	61,469	68,771
GNMA	5.50	4-15-2041	118,745	132,851
GNMA	6.00	12-15-2031	20,637	23,273
GNMA	6.00	6-15-2036	223,335	254,184
GNMA	6.00	8-15-2036	3,480	3,925
GNMA	6.00	1-15-2037	583,265	673,377
GNMA	6.00	5-15-2037	184,580	213,857
GNMA	6.00	5-15-2037	4,571	5,155
GNMA	6.00	5-15-2037	5,771	6,612
GNMA	6.00	6-15-2037	17,920	20,755
GNMA	6.00	6-15-2037	55,261	64,589
GNMA	6.00	7-15-2037	41,755	47,091
GNMA	6.00	8-15-2037	81,233	93,896
GNMA	6.00	8-15-2037	230,412	261,731
GNMA	6.00	8-15-2037	5,440	6,179
GNMA	6.00	1-15-2038	239,092	271,577
GNMA	6.00	1-15-2038	2,852	3,239
GNMA	6.00	2-15-2038	5,714	6,494
GNMA	6.00	7-15-2038	353,365	401,374
GNMA	6.00	8-15-2038	127,698	145,058
GNMA	6.00	8-15-2038	380,652	432,411
GNMA	6.00	8-15-2038	88,672	100,732
GNMA	6.00	9-15-2038	168,970	191,931
GNMA	6.00	9-15-2038	366,463	416,540
GNMA	6.00	9-15-2038	3,171	3,602
GNMA	6.00	9-15-2038	2,454	2,793
GNMA	6.00	9-15-2038	2,384	2,708
GNMA	6.00	10-15-2038	169,524	192,567
GNMA	6.00	10-15-2038	11,627	13,208
GNMA	6.00	10-15-2038	279,428	317,522
GNMA	6.00	10-15-2038	35,330	40,132
GNMA	6.00	10-15-2038	17,754	20,022
GNMA	6.00	10-15-2038	61,670	70,050

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	6.00%	10-15-2038	$44,925	$50,665
GNMA	6.00	11-15-2038	81,526	91,993
GNMA	6.00	11-15-2038	91,058	102,757
GNMA	6.00	12-15-2038	4,846	5,649
GNMA	6.00	12-15-2038	257,725	298,657
GNMA	6.00	1-15-2039	116,885	131,905
GNMA	6.00	1-15-2039	3,698	4,201
GNMA	6.00	2-15-2039	2,709	3,075
GNMA	6.00	2-15-2039	238,794	269,306
GNMA	6.00	6-15-2039	14,361	16,196
GNMA	6.00	8-15-2039	5,382	6,070
GNMA	6.00	8-15-2039	27,480	30,991
GNMA	6.00	10-15-2039	31,391	36,302
GNMA	6.00	11-15-2039	2,224	2,526
GNMA	6.00	12-15-2039	273,536	310,700
GNMA	6.00	3-15-2040	6,893	7,773
GNMA	6.00	12-15-2040	210,229	238,790
GNMA	6.00	6-15-2041	108,107	124,303
GNMA	6.00	6-15-2041	541,860	615,492
GNMA	6.00	6-15-2041	758,616	861,674
GNMA	6.50	11-15-2023	469	537
GNMA	6.50	12-15-2023	502	575
GNMA	6.50	10-15-2031	108,273	124,950
GNMA	6.50	3-15-2034	201,548	230,938
GNMA	6.50	9-15-2036	34,316	39,320
GNMA	6.50	10-15-2036	54,838	62,835
GNMA	6.50	2-15-2037	27,685	31,722
GNMA	6.50	12-15-2037	62,837	72,006
GNMA	6.50	1-15-2038	80,902	92,699
GNMA	6.50	4-15-2038	5,439	6,232
GNMA	6.50	5-15-2038	5,242	6,007
GNMA	6.50	5-15-2038	61,541	70,515
GNMA	6.50	8-15-2038	32,105	36,787
GNMA	6.50	8-15-2038	2,396	2,746
GNMA	6.50	8-15-2038	63,427	72,676
GNMA	6.50	9-15-2038	74,585	86,319
GNMA	6.50	9-15-2038	200,459	236,047
GNMA	6.50	10-15-2038	743,563	851,989
GNMA	6.50	10-15-2038	51,455	59,862
GNMA	6.50	10-15-2038	84,134	96,403
GNMA	6.50	11-15-2038	2,062	2,362
GNMA	6.50	11-15-2038	17,904	20,515
GNMA	6.50	12-15-2038	91,240	104,545
GNMA	6.50	2-15-2039	2,543	2,924
GNMA	6.50	5-15-2040	123,599	143,242
GNMA	6.50	7-15-2040	111,316	127,548
GNMA	6.50	7-15-2040	484,121	554,715
GNMA	7.00	3-15-2037	16,970	18,477
TVA	3.50	12-15-2042	150,000	140,793
TVA	3.88	2-15-2021	1,320,000	1,443,999
TVA	4.50	4-1-2018	200,000	214,811
TVA	4.65	6-15-2035	200,000	225,847
TVA	4.88	1-15-2048	200,000	222,867
TVA	5.25	9-15-2039	1,500,000	1,834,352
TVA	5.50	7-18-2017	650,000	697,949
TVA	5.88	4-1-2036	300,000	389,624
TVA	6.15	1-15-2038	400,000	545,100
Total Agency Securities (Cost $1,507,614,147)				1,537,692,258

Corporate Bonds and Notes : 20.58%
Consumer Discretionary : 1.97%
Auto Components : 0.05%
BorgWarner Incorporated	4.63	9-15-2020	100,000	107,161
Delphi Corporation	4.15	3-15-2024	1,000,000	1,013,144
Johnson Controls Incorporated	3.75	12-1-2021	500,000	506,461

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Auto Components (continued)
Johnson Controls Incorporated	4.25%	3-1-2021	$120,000	$125,642
Johnson Controls Incorporated	4.63	7-2-2044	850,000	733,724
Johnson Controls Incorporated	5.00	3-30-2020	100,000	108,122
Johnson Controls Incorporated	5.70	3-1-2041	240,000	235,608
				2,829,862

Automobiles : 0.08%
Ford Motor Company	6.63	10-1-2028	200,000	236,518
Ford Motor Company	7.45	7-16-2031	1,000,000	1,254,730
General Motors Company	3.45	4-10-2022	1,000,000	966,128
General Motors Company	3.50	10-2-2018	1,000,000	1,014,100
General Motors Company	6.25	10-2-2043	1,250,000	1,338,216
				4,809,692

Diversified Consumer Services : 0.04%
Cornell University	5.45	2-1-2019	100,000	110,799
President & Fellows of Harvard College	4.88	10-15-2040	300,000	352,178
Princeton University	5.70	3-1-2039	500,000	630,963
Stanford University	4.75	5-1-2019	500,000	546,597
Trustee of Dartmouth College	4.75	6-1-2019	75,000	81,898
University of Pennsylvania	4.67	9-1-2112	500,000	471,701
Vanderbilt University	5.25	4-1-2019	250,000	275,815
				2,469,951

Hotels, Restaurants & Leisure : 0.14%
Brinker International Incorporated	3.88	5-15-2023	150,000	145,248
Carnival Corporation	1.88	12-15-2017	200,000	200,162
Carnival Corporation	3.95	10-15-2020	267,000	281,677
Darden Restaurants Incorporated	6.45	10-15-2017	105,000	115,213
Darden Restaurants Incorporated	7.05	10-15-2037	20,000	22,543
Hyatt Hotels Corporation	3.38	7-15-2023	160,000	154,129
Marriott International Incorporated	3.00	3-1-2019	200,000	203,770
Marriott International Incorporated	3.38	10-15-2020	167,000	170,783
McDonald's Corporation	2.63	1-15-2022	1,000,000	981,880
McDonald's Corporation	3.38	5-26-2025	350,000	343,650
McDonald's Corporation	3.50	7-15-2020	200,000	208,429
McDonald's Corporation	3.63	5-20-2021	100,000	104,098
McDonald's Corporation	3.70	2-15-2042	500,000	415,867
McDonald's Corporation	5.35	3-1-2018	400,000	431,061
McDonald's Corporation	5.80	10-15-2017	100,000	107,534
McDonald's Corporation	6.30	10-15-2037	300,000	351,248
McDonald's Corporation	6.30	3-1-2038	600,000	698,586
McDonald’s Corporation	4.60	5-26-2045	250,000	240,740
Starbucks Corporation	0.88	12-5-2016	200,000	200,239
Starbucks Corporation	2.00	12-5-2018	250,000	252,580
Starbucks Corporation	2.70	6-15-2022	200,000	202,285
Starbucks Corporation	4.30	6-15-2045	150,000	155,465
Starwood Hotels & Resort Company	3.13	2-15-2023	226,000	216,882
Starwood Hotels & Resort Company	3.75	3-15-2025	500,000	491,461
Wyndham Worldwide Corporation	2.95	3-1-2017	1,000,000	1,007,650
Wyndham Worldwide Corporation	4.25	3-1-2022	500,000	504,146
				8,207,326

Household Durables : 0.03%
Leggett & Platt Incorporated	3.40	8-15-2022	100,000	99,207
Mohawk Industries Incorporated	3.85	2-1-2023	100,000	100,594
Newell Rubbermaid Incorporated	2.88	12-1-2019	200,000	199,621
Newell Rubbermaid Incorporated	4.00	6-15-2022	100,000	102,416
Newell Rubbermaid Incorporated	6.25	4-15-2018	165,000	179,793
Tupperware Brands Corporation	4.75	6-1-2021	250,000	257,965
Whirlpool Corporation	4.00	3-1-2024	125,000	127,617
Whirlpool Corporation	4.70	6-1-2022	200,000	213,608

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Household Durables (continued)
Whirlpool Corporation	4.85%	6-15-2021	$100,000	$108,622
				1,389,443

Internet & Catalog Retail : 0.09%
Amazon.com Incorporated	1.20	11-29-2017	350,000	349,730
Amazon.com Incorporated	2.50	11-29-2022	500,000	490,198
Amazon.com Incorporated	2.60	12-5-2019	400,000	408,526
Amazon.com Incorporated	3.30	12-5-2021	400,000	413,833
Amazon.com Incorporated	3.80	12-5-2024	500,000	519,862
Amazon.com Incorporated	4.80	12-5-2034	500,000	526,283
Amazon.com Incorporated	4.95	12-5-2044	600,000	639,907
Expedia Incorporated	4.50	8-15-2024	100,000	98,830
Expedia Incorporated	5.95	8-15-2020	600,000	665,137
QVC Incorporated	4.38	3-15-2023	300,000	286,679
QVC Incorporated	4.45	2-15-2025	500,000	469,583
QVC Incorporated	5.13	7-2-2022	200,000	203,775
QVC Incorporated	5.45	8-15-2034	250,000	218,296
QVC Incorporated	5.95	3-15-2043	125,000	111,235
				5,401,874

Leisure Products : 0.01%
Hasbro Incorporated	6.35	3-15-2040	155,000	172,191
Mattel Incorporated	1.70	3-15-2018	125,000	123,625
Mattel Incorporated	3.15	3-15-2023	100,000	95,239
Mattel Incorporated	4.35	10-1-2020	100,000	103,569
Mattel Incorporated	6.20	10-1-2040	100,000	108,144
				602,768

Media : 1.13%
21st Century Fox America Incorporated	3.00	9-15-2022	375,000	372,543
21st Century Fox America Incorporated	3.70	9-15-2024	500,000	507,548
21st Century Fox America Incorporated	4.50	2-15-2021	500,000	540,773
21st Century Fox America Incorporated	4.75	9-15-2044	500,000	497,226
21st Century Fox America Incorporated	6.15	2-15-2041	735,000	852,150
21st Century Fox America Incorporated	6.20	12-15-2034	500,000	579,260
21st Century Fox America Incorporated	6.40	12-15-2035	750,000	888,393
21st Century Fox America Incorporated	6.65	11-15-2037	350,000	420,104
21st Century Fox America Incorporated	6.90	3-1-2019	500,000	571,076
21st Century Fox America Incorporated	6.90	8-15-2039	500,000	607,921
21st Century Fox America Incorporated	8.15	10-17-2036	250,000	335,051
CBS Corporation	1.95	7-1-2017	200,000	200,982
CBS Corporation	3.70	8-15-2024	500,000	490,382
CBS Corporation	4.63	5-15-2018	180,000	190,822
CBS Corporation	4.85	7-1-2042	200,000	185,007
CBS Corporation	4.90	8-15-2044	500,000	466,740
CBS Corporation	7.88	7-30-2030	600,000	770,746
CCO Safari II LLC 144A	4.46	7-23-2022	3,000,000	3,034,341
CCO Safari II LLC 144A	6.48	10-23-2045	2,500,000	2,604,065
Comcast Corporation	3.13	7-15-2022	500,000	513,916
Comcast Corporation	3.38	2-15-2025	750,000	766,151
Comcast Corporation	3.38	8-15-2025	600,000	613,952
Comcast Corporation	3.60	3-1-2024	500,000	522,054
Comcast Corporation	4.20	8-15-2034	750,000	744,568
Comcast Corporation	4.40	8-15-2035	300,000	305,191
Comcast Corporation	4.65	7-15-2042	548,000	571,956
Comcast Corporation	4.75	3-1-2044	375,000	395,939
Comcast Corporation	5.15	3-1-2020	500,000	563,341
Comcast Corporation	5.70	5-15-2018	500,000	549,668
Comcast Corporation	5.70	7-1-2019	1,000,000	1,130,811
Comcast Corporation	5.88	2-15-2018	75,000	82,074
Comcast Corporation	6.30	11-15-2017	500,000	547,674
Comcast Corporation	6.40	3-1-2040	500,000	633,376
Comcast Corporation	6.45	3-15-2037	900,000	1,137,384
Comcast Corporation	6.50	1-15-2017	400,000	424,247

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
Comcast Corporation	6.50%	11-15-2035	$550,000	$701,284
Comcast Corporation	6.55	7-1-2039	650,000	837,922
Comcast Corporation	6.95	8-15-2037	400,000	532,669
DIRECTV Holdings LLC	2.40	3-15-2017	1,000,000	1,011,875
DIRECTV Holdings LLC	3.80	3-15-2022	500,000	511,338
DIRECTV Holdings LLC	4.45	4-1-2024	700,000	725,885
DIRECTV Holdings LLC	4.60	2-15-2021	350,000	375,768
DIRECTV Holdings LLC	5.00	3-1-2021	700,000	764,389
DIRECTV Holdings LLC	5.15	3-15-2042	500,000	478,671
DIRECTV Holdings LLC	5.20	3-15-2020	330,000	361,398
DIRECTV Holdings LLC	6.00	8-15-2040	400,000	419,122
DIRECTV Holdings LLC	6.35	3-15-2040	145,000	158,256
DIRECTV Holdings LLC	6.38	3-1-2041	500,000	545,822
Discovery Communications LLC	3.30	5-15-2022	250,000	242,027
Discovery Communications LLC	4.38	6-15-2021	300,000	310,071
Discovery Communications LLC	4.95	5-15-2042	250,000	210,408
Discovery Communications LLC	5.05	6-1-2020	750,000	804,478
Discovery Communications LLC	5.63	8-15-2019	250,000	273,018
Discovery Communications LLC	6.35	6-1-2040	250,000	250,707
Interpublic Group of Companies	4.00	3-15-2022	1,000,000	1,000,443
NBCUniversal Media LLC	2.88	1-15-2023	500,000	500,946
NBCUniversal Media LLC	4.38	4-1-2021	800,000	874,948
NBCUniversal Media LLC	4.45	1-15-2043	500,000	504,524
NBCUniversal Media LLC	5.95	4-1-2041	500,000	608,028
NBCUniversal Media LLC	6.40	4-30-2040	500,000	630,338
Omnicom Group Incorporated	3.63	5-1-2022	250,000	253,135
Omnicom Group Incorporated	4.45	8-15-2020	90,000	96,338
Omnicom Group Incorporated	6.25	7-15-2019	650,000	732,466
Scripps Networks Interactive Incorporated	2.80	6-15-2020	1,500,000	1,467,951
TCI Communications Incorporated	7.13	2-15-2028	350,000	455,069
Thomson Reuters Corporation	3.85	9-29-2024	1,000,000	987,904
Thomson Reuters Corporation	4.30	11-23-2023	300,000	310,050
Thomson Reuters Corporation	4.70	10-15-2019	425,000	458,366
Thomson Reuters Corporation	5.65	11-23-2043	200,000	204,046
Thomson Reuters Corporation	5.85	4-15-2040	134,000	141,383
Thomson Reuters Corporation	6.50	7-15-2018	500,000	554,305
Time Warner Cable Incorporated	4.00	9-1-2021	750,000	770,272
Time Warner Cable Incorporated	4.00	1-15-2022	300,000	313,675
Time Warner Cable Incorporated	4.13	2-15-2021	500,000	516,550
Time Warner Cable Incorporated	4.50	9-15-2042	600,000	488,540
Time Warner Cable Incorporated	4.70	1-15-2021	250,000	270,918
Time Warner Cable Incorporated	4.88	3-15-2020	500,000	547,177
Time Warner Cable Incorporated	5.00	2-1-2020	535,000	569,130
Time Warner Cable Incorporated	5.50	9-1-2041	300,000	276,064
Time Warner Cable Incorporated	5.85	5-1-2017	500,000	524,296
Time Warner Cable Incorporated	6.20	3-15-2040	300,000	337,367
Time Warner Cable Incorporated	6.55	5-1-2037	850,000	861,206
Time Warner Cable Incorporated	6.63	5-15-2029	800,000	960,366
Time Warner Cable Incorporated	6.75	7-1-2018	750,000	826,874
Time Warner Cable Incorporated	6.75	6-15-2039	500,000	506,958
Time Warner Cable Incorporated	7.30	7-1-2038	800,000	866,835
Time Warner Cable Incorporated	7.63	4-15-2031	825,000	1,039,106
Time Warner Cable Incorporated	8.25	4-1-2019	150,000	173,668
Time Warner Cable Incorporated	8.38	3-15-2023	250,000	309,650
Time Warner Cable Incorporated	8.75	2-14-2019	704,000	822,668
Time Warner Cable Incorporated	9.15	2-1-2023	250,000	326,498
Time Warner Entertainment Company LP	8.38	7-15-2033	300,000	361,604
Time Warner Incorporated	3.40	6-15-2022	100,000	100,233
Time Warner Incorporated	4.65	6-1-2044	750,000	710,735
Time Warner Incorporated	4.75	3-29-2021	500,000	542,657
Time Warner Incorporated	4.90	6-15-2042	51,000	49,890
Time Warner Incorporated	6.10	7-15-2040	400,000	443,275
Time Warner Incorporated	6.25	3-29-2041	500,000	564,320
Time Warner Incorporated	6.50	11-15-2036	252,000	290,975
Time Warner Incorporated	7.57	2-1-2024	250,000	309,575
Time Warner Incorporated	7.70	5-1-2032	700,000	892,999
Viacom Incorporated	2.75	12-15-2019	150,000	148,846
Viacom Incorporated	3.25	3-15-2023	200,000	186,020
Viacom Incorporated	3.50	4-1-2017	100,000	101,990

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
Viacom Incorporated	4.25%	9-1-2023	$1,000,000	$991,358
Viacom Incorporated	4.38	3-15-2043	552,000	407,645
Viacom Incorporated	4.50	3-1-2021	500,000	521,152
Viacom Incorporated	4.88	6-15-2043	175,000	142,237
Viacom Incorporated	5.25	4-1-2044	500,000	427,019
Viacom Incorporated	5.50	5-15-2033	200,000	198,595
Viacom Incorporated	5.63	9-15-2019	150,000	164,693
Viacom Incorporated	5.85	9-1-2043	125,000	114,379
Viacom Incorporated	6.13	10-5-2017	250,000	267,584
Viacom Incorporated	6.88	4-30-2036	340,000	343,790
Walt Disney Company	1.13	2-15-2017	500,000	501,546
Walt Disney Company	2.35	12-1-2022	500,000	495,705
Walt Disney Company	2.55	2-15-2022	250,000	252,966
Walt Disney Company	2.75	8-16-2021	500,000	511,203
Walt Disney Company	4.13	12-1-2041	250,000	252,190
Walt Disney Company	4.38	8-16-2041	250,000	259,371
Walt Disney Company	5.50	3-15-2019	500,000	560,295
Walt Disney Company	7.00	3-1-2032	75,000	103,543
				65,438,988

Multiline Retail : 0.15%
Dollar General Corporation	3.25	4-15-2023	350,000	331,727
Kohl's Corporation	3.25	2-1-2023	150,000	144,768
Kohl's Corporation	4.75	12-15-2023	300,000	309,088
Macy's Retail Holdings Incorporated	3.88	1-15-2022	200,000	200,469
Macy's Retail Holdings Incorporated	4.38	9-1-2023	300,000	305,584
Macy's Retail Holdings Incorporated	5.90	12-1-2016	356,000	371,892
Macy's Retail Holdings Incorporated	6.70	7-15-2034	500,000	551,466
Macy's Retail Holdings Incorporated	6.90	4-1-2029	500,000	575,705
Macy’s Retail Holdings Incorporated	4.50	12-15-2034	500,000	428,193
Nordstrom Incorporated	4.00	10-15-2021	250,000	264,352
Nordstrom Incorporated	4.75	5-1-2020	135,000	146,696
Nordstrom Incorporated	5.00	1-15-2044	100,000	106,395
Nordstrom Incorporated	6.25	1-15-2018	500,000	546,794
Target Corporation	2.90	1-15-2022	250,000	256,298
Target Corporation	3.50	7-1-2024	500,000	520,282
Target Corporation	4.00	7-1-2042	725,000	707,564
Target Corporation	5.38	5-1-2017	350,000	371,029
Target Corporation	6.00	1-15-2018	500,000	547,840
Target Corporation	6.35	11-1-2032	300,000	376,084
Target Corporation	6.50	10-15-2037	400,000	521,177
Target Corporation	7.00	1-15-2038	768,000	1,052,686
				8,636,089

Specialty Retail : 0.23%
Advance Auto Parts Incorporated	4.50	1-15-2022	100,000	103,335
Advance Auto Parts Incorporated	4.50	12-1-2023	250,000	257,047
AutoZone Incorporated	1.30	1-13-2017	200,000	199,913
AutoZone Incorporated	2.88	1-15-2023	250,000	242,054
AutoZone Incorporated	3.13	7-15-2023	150,000	147,880
AutoZone Incorporated	4.00	11-15-2020	200,000	210,682
Bed Bath & Beyond Incorporated	4.92	8-1-2034	250,000	226,689
Bed Bath & Beyond Incorporated	5.17	8-1-2044	350,000	303,398
Gap Incorporated	5.95	4-12-2021	700,000	730,602
Home Depot Incorporated	2.25	9-10-2018	1,000,000	1,026,344
Home Depot Incorporated	2.70	4-1-2023	375,000	373,982
Home Depot Incorporated	3.75	2-15-2024	500,000	532,046
Home Depot Incorporated	3.95	9-15-2020	400,000	432,720
Home Depot Incorporated	4.20	4-1-2043	400,000	403,476
Home Depot Incorporated	4.40	4-1-2021	500,000	552,583
Home Depot Incorporated	4.88	2-15-2044	500,000	554,894
Home Depot Incorporated	5.40	9-15-2040	200,000	235,450
Home Depot Incorporated	5.88	12-16-2036	1,500,000	1,848,971
Home Depot Incorporated	5.95	4-1-2041	500,000	630,645
Lowe's Companies Incorporated	3.12	4-15-2022	200,000	205,143

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Specialty Retail (continued)
Lowe's Companies Incorporated	3.75%	4-15-2021	$150,000	$158,363
Lowe's Companies Incorporated	3.80	11-15-2021	500,000	531,206
Lowe's Companies Incorporated	3.88	9-15-2023	250,000	267,372
Lowe's Companies Incorporated	4.25	9-15-2044	250,000	250,836
Lowe's Companies Incorporated	4.63	4-15-2020	400,000	437,558
Lowe's Companies Incorporated	4.65	4-15-2042	500,000	525,473
Lowe's Companies Incorporated	5.80	10-15-2036	250,000	297,885
Lowe's Companies Incorporated	5.80	4-15-2040	110,000	131,709
Lowe's Companies Incorporated	6.50	3-15-2029	75,000	94,032
Lowe's Companies Incorporated	6.65	9-15-2037	350,000	455,541
O'Reilly Automotive Incorporated	3.80	9-1-2022	150,000	151,584
O'Reilly Automotive Incorporated	4.88	1-14-2021	45,000	49,202
O’Reilly Automotive Incorporated	4.63	9-15-2021	150,000	161,031
Staples Incorporated	4.38	1-12-2023	200,000	194,807
TJX Companies Incorporated	2.75	6-15-2021	500,000	509,375
TJX Companies Incorporated	6.95	4-15-2019	85,000	98,872
				13,532,700

Textiles, Apparel & Luxury Goods : 0.02%
Nike Incorporated	2.25	5-1-2023	100,000	97,868
Nike Incorporated	3.63	5-1-2043	100,000	93,276
Ralph Lauren Corporation	2.13	9-26-2018	50,000	50,570
VF Corporation	3.50	9-1-2021	250,000	263,336
VF Corporation	5.95	11-1-2017	100,000	108,271
VF Corporation	6.45	11-1-2037	150,000	195,946
				809,267

Consumer Staples : 1.79%
Beverages : 0.42%
Anheuser-Busch Companies Incorporated	5.50	1-15-2018	200,000	215,355
Anheuser-Busch Companies Incorporated	5.60	3-1-2017	50,000	52,581
Anheuser-Busch Companies Incorporated	5.75	4-1-2036	250,000	271,512
Anheuser-Busch InBev Finance Company	1.13	1-27-2017	550,000	548,041
Anheuser-Busch InBev Finance Company	2.63	1-17-2023	500,000	483,760
Anheuser-Busch InBev Finance Company	3.70	2-1-2024	750,000	767,921
Anheuser-Busch InBev Finance Company	4.00	1-17-2043	300,000	273,613
Anheuser-Busch InBev Finance Company	4.63	2-1-2044	350,000	354,531
Anheuser-Busch InBev Worldwide Incorporated	1.38	7-15-2017	750,000	747,704
Anheuser-Busch InBev Worldwide Incorporated	2.50	7-15-2022	1,750,000	1,693,526
Anheuser-Busch InBev Worldwide Incorporated	3.75	7-15-2042	360,000	317,591
Anheuser-Busch InBev Worldwide Incorporated	5.00	4-15-2020	1,000,000	1,102,213
Anheuser-Busch InBev Worldwide Incorporated	6.38	1-15-2040	750,000	899,189
Anheuser-Busch InBev Worldwide Incorporated	6.88	11-15-2019	500,000	581,870
Anheuser-Busch InBev Worldwide Incorporated	7.75	1-15-2019	500,000	582,111
Anheuser-Busch InBev Worldwide Incorporated	8.20	1-15-2039	500,000	718,570
Beam Incorporated	1.75	6-15-2018	250,000	246,526
Beam Incorporated	1.88	5-15-2017	250,000	250,215
Brown-Forman Corporation	2.25	1-15-2023	250,000	238,780
Brown-Forman Corporation	3.75	1-15-2043	100,000	91,817
Coca-Cola Company	1.15	4-1-2018	500,000	498,658
Coca-Cola Company	1.65	3-14-2018	1,100,000	1,109,768
Coca-Cola Company	2.45	11-1-2020	1,000,000	1,018,514
Coca-Cola Company	2.50	4-1-2023	350,000	347,804
Coca-Cola Company	3.20	11-1-2023	400,000	415,634
Coca-Cola Company	3.30	9-1-2021	70,000	73,624
Coca-Cola Enterprises Incorporated	3.50	9-15-2020	500,000	519,987
Coca-Cola Enterprises Incorporated	4.50	9-1-2021	100,000	107,296
Diageo Investment Corporation	2.88	5-11-2022	600,000	595,221
Diageo Investment Corporation	4.25	5-11-2042	250,000	246,859
Diageo Investment Corporation	7.45	4-15-2035	150,000	203,024
Dr Pepper Snapple Group Incorporated	3.20	11-15-2021	250,000	252,473
Dr Pepper Snapple Group Incorporated	7.45	5-1-2038	100,000	138,024
Molson Coors Brewing Company	5.00	5-1-2042	500,000	486,323
PepsiCo Incorporated	1.25	8-13-2017	400,000	401,222
PepsiCo Incorporated	2.25	1-7-2019	350,000	355,076

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Beverages (continued)
PepsiCo Incorporated	2.75%	3-5-2022	$370,000	$374,109
PepsiCo Incorporated	2.75	3-1-2023	475,000	474,807
PepsiCo Incorporated	3.00	8-25-2021	250,000	257,561
PepsiCo Incorporated	3.13	11-1-2020	1,000,000	1,043,075
PepsiCo Incorporated	3.60	3-1-2024	1,000,000	1,047,129
PepsiCo Incorporated	3.60	8-13-2042	250,000	228,366
PepsiCo Incorporated	4.00	3-5-2042	250,000	243,625
PepsiCo Incorporated	4.25	10-22-2044	200,000	200,379
PepsiCo Incorporated	4.50	1-15-2020	200,000	219,058
PepsiCo Incorporated	4.88	11-1-2040	325,000	352,591
PepsiCo Incorporated	5.00	6-1-2018	1,000,000	1,087,645
PepsiCo Incorporated	5.50	1-15-2040	300,000	352,244
PepsiCo Incorporated	7.90	11-1-2018	500,000	587,332
PepsiCo Incorporated Series B	7.00	3-1-2029	600,000	802,655
				24,477,509

Food & Staples Retailing : 0.54%
Costco Wholesale Corporation	1.13	12-15-2017	1,000,000	999,390
Costco Wholesale Corporation	1.70	12-15-2019	500,000	498,098
Costco Wholesale Corporation	5.50	3-15-2017	400,000	422,386
CVS Caremark Corporation	2.25	12-5-2018	278,000	281,067
CVS Caremark Corporation	2.75	12-1-2022	500,000	487,240
CVS Caremark Corporation	3.38	8-12-2024	800,000	803,276
CVS Caremark Corporation	4.00	12-5-2023	1,000,000	1,052,342
CVS Caremark Corporation	4.75	5-18-2020	250,000	275,011
CVS Caremark Corporation	5.30	12-5-2043	300,000	327,254
CVS Caremark Corporation	5.75	6-1-2017	400,000	425,652
CVS Caremark Corporation	5.75	5-15-2041	300,000	342,080
CVS Caremark Corporation	6.25	6-1-2027	515,000	613,448
CVS Health Corporation	2.80	7-20-2020	2,000,000	2,030,762
CVS Health Corporation	4.88	7-20-2035	2,000,000	2,092,610
CVS Health Corporation	5.13	7-20-2045	1,000,000	1,067,394
Delhaize America Incorporated	9.00	4-15-2031	500,000	646,993
Sysco Corporation	5.25	2-12-2018	300,000	322,692
Sysco Corporation	6.63	3-17-2039	200,000	250,872
The Kroger Company	2.20	1-15-2017	200,000	202,182
The Kroger Company	2.30	1-15-2019	200,000	201,474
The Kroger Company	3.30	1-15-2021	500,000	508,734
The Kroger Company	3.40	4-15-2022	250,000	254,090
The Kroger Company	3.85	8-1-2023	250,000	258,778
The Kroger Company	5.00	4-15-2042	250,000	257,398
The Kroger Company	5.15	8-1-2043	150,000	158,650
The Kroger Company	6.15	1-15-2020	800,000	907,538
The Kroger Company	6.90	4-15-2038	300,000	380,385
The Kroger Company	7.50	4-1-2031	75,000	95,957
Wal-Mart Stores Incorporated	1.13	4-11-2018	1,000,000	998,295
Wal-Mart Stores Incorporated	2.55	4-11-2023	750,000	740,147
Wal-Mart Stores Incorporated	3.25	10-25-2020	750,000	797,790
Wal-Mart Stores Incorporated	3.63	7-8-2020	1,100,000	1,183,169
Wal-Mart Stores Incorporated	4.00	4-11-2043	400,000	388,295
Wal-Mart Stores Incorporated	4.25	4-15-2021	500,000	554,714
Wal-Mart Stores Incorporated	4.30	4-22-2044	500,000	511,090
Wal-Mart Stores Incorporated	4.88	7-8-2040	850,000	923,586
Wal-Mart Stores Incorporated	5.00	10-25-2040	500,000	554,285
Wal-Mart Stores Incorporated	5.25	9-1-2035	950,000	1,091,521
Wal-Mart Stores Incorporated	5.63	4-1-2040	600,000	718,120
Wal-Mart Stores Incorporated	5.63	4-15-2041	500,000	601,596
Wal-Mart Stores Incorporated	5.80	2-15-2018	700,000	768,948
Wal-Mart Stores Incorporated	5.88	4-5-2027	100,000	123,125
Wal-Mart Stores Incorporated	6.50	8-15-2037	1,000,000	1,303,653
Wal-Mart Stores Incorporated	7.55	2-15-2030	500,000	708,681
Walgreen Company	3.10	9-15-2022	1,000,000	971,422
Walgreen Company	4.40	9-15-2042	500,000	433,978
Walgreen Company	5.25	1-15-2019	62,000	66,843
Walgreens Boots Alliance Incorporated	2.70	11-18-2019	300,000	300,567
Walgreens Boots Alliance Incorporated	3.80	11-18-2024	1,000,000	982,135

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Food & Staples Retailing (continued)
Walgreens Boots Alliance Incorporated	4.80%	11-18-2044	$500,000	$457,354
				31,343,067

Food Products : 0.42%
Archer-Daniels-Midland Company	4.02	4-16-2043	840,000	796,218
Archer-Daniels-Midland Company	4.48	3-1-2021	535,000	587,104
Archer-Daniels-Midland Company	4.54	3-26-2042	250,000	258,915
Archer-Daniels-Midland Company	5.45	3-15-2018	80,000	86,484
Campbell Soup Company	2.50	8-2-2022	121,000	115,635
Campbell Soup Company	4.50	2-15-2019	285,000	303,893
ConAgra Foods Incorporated	3.20	1-25-2023	1,000,000	956,221
ConAgra Foods Incorporated	3.25	9-15-2022	500,000	483,320
ConAgra Foods Incorporated	4.65	1-25-2043	350,000	312,897
ConAgra Foods Incorporated	6.63	8-15-2039	200,000	215,237
ConAgra Foods Incorporated	7.00	4-15-2019	500,000	564,970
ConAgra Foods Incorporated	8.25	9-15-2030	120,000	160,768
General Mills Incorporated	3.65	2-15-2024	250,000	257,194
General Mills Incorporated	5.40	6-15-2040	345,000	381,021
General Mills Incorporated	5.65	2-15-2019	1,000,000	1,108,332
General Mills Incorporated	5.70	2-15-2017	100,000	105,279
H.J. Heinz Company 144A	2.80	7-2-2020	1,000,000	1,003,107
H.J. Heinz Company 144A	5.00	7-15-2035	1,000,000	1,033,995
H.J. Heinz Company 144A	5.20	7-15-2045	750,000	786,344
Hershey Company	2.63	5-1-2023	100,000	98,592
Hershey Company	4.13	12-1-2020	500,000	541,879
Hormel Foods Corporation	4.13	4-15-2021	100,000	107,713
Ingredion Incorporated	1.80	9-25-2017	150,000	148,794
Ingredion Incorporated	4.63	11-1-2020	300,000	316,415
J.M. Smucker Company	3.50	3-15-2025	1,500,000	1,504,599
J.M. Smucker Company	3.50	10-15-2021	300,000	310,717
Kellogg Company	3.25	5-21-2018	65,000	67,112
Kellogg Company	4.00	12-15-2020	221,000	233,343
Kellogg Company	4.15	11-15-2019	300,000	319,263
Kellogg Company Series B	7.45	4-1-2031	350,000	446,624
Kraft Foods Group Incorporated	2.25	6-5-2017	500,000	505,653
Kraft Foods Group Incorporated	3.50	6-6-2022	1,000,000	1,016,320
Kraft Foods Group Incorporated	5.00	6-4-2042	750,000	764,397
Kraft Foods Group Incorporated	5.38	2-10-2020	250,000	278,430
Kraft Foods Group Incorporated	6.13	8-23-2018	1,000,000	1,105,139
Kraft Foods Group Incorporated	6.50	2-9-2040	500,000	591,109
Kraft Foods Group Incorporated	6.50	2-9-2040	793,000	973,989
McCormick & Company	3.50	9-1-2023	179,000	182,077
McCormick & Company	3.90	7-15-2021	75,000	79,172
Mead Johnson Nutrition Company	4.90	11-1-2019	250,000	270,403
Mead Johnson Nutrition Company	5.90	11-1-2039	100,000	109,186
Mondelez International	4.00	2-1-2024	1,200,000	1,243,184
Sara Lee Corporation	4.10	9-15-2020	266,000	272,771
Tyson Foods Incorporated	3.95	8-15-2024	1,000,000	1,024,269
Tyson Foods Incorporated	4.50	6-15-2022	500,000	531,491
Tyson Foods Incorporated	4.88	8-15-2034	250,000	255,498
Unilever Capital Corporation	0.85	8-2-2017	500,000	498,549
Unilever Capital Corporation	4.25	2-10-2021	300,000	330,124
Unilever Capital Corporation	4.80	2-15-2019	350,000	383,237
Unilever Capital Corporation	5.90	11-15-2032	300,000	385,254
				24,412,237

Household Products : 0.12%
Church & Dwight Company Incorporated	2.88	10-1-2022	107,000	104,228
Clorox Company	3.05	9-15-2022	161,000	159,598
Clorox Company	3.50	12-15-2024	200,000	199,472
Clorox Company	5.95	10-15-2017	90,000	97,044
Colgate-Palmolive Company	1.95	2-1-2023	500,000	478,982
Colgate-Palmolive Company	2.30	5-3-2022	500,000	497,193
Colgate-Palmolive Company	2.95	11-1-2020	200,000	207,816
Kimberly-Clark Corporation	2.40	6-1-2023	150,000	146,445
Kimberly-Clark Corporation	3.63	8-1-2020	750,000	798,020

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Household Products (continued)
Kimberly-Clark Corporation	5.30%	3-1-2041	$245,000	$283,030
Kimberly-Clark Corporation	6.13	8-1-2017	200,000	216,205
Kimberly-Clark Corporation	6.63	8-1-2037	200,000	262,960
Kimberly-Clark Corporation	7.50	11-1-2018	100,000	116,381
The Procter & Gamble Company	3.10	8-15-2023	375,000	390,993
The Procter & Gamble Company	4.70	2-15-2019	1,500,000	1,643,712
The Procter & Gamble Company	5.50	2-1-2034	350,000	419,051
The Procter & Gamble Company	5.55	3-5-2037	500,000	608,903
The Procter & Gamble Company	5.80	8-15-2034	100,000	122,828
				6,752,861
Personal Products : 0.00%
Estee Lauder Companies Incorporated	6.00	5-15-2037	200,000	245,604
Tobacco : 0.29%
Altria Group Incorporated	2.63	1-14-2020	400,000	402,577
Altria Group Incorporated	4.00	1-31-2024	89,000	92,976
Altria Group Incorporated	4.25	8-9-2042	500,000	458,719
Altria Group Incorporated	4.50	5-2-2043	250,000	236,053
Altria Group Incorporated	4.75	5-5-2021	500,000	546,111
Altria Group Incorporated	5.38	1-31-2044	750,000	807,506
Altria Group Incorporated	9.25	8-6-2019	1,000,000	1,228,737
Altria Group Incorporated	9.70	11-10-2018	355,000	430,058
Altria Group Incorporated	9.95	11-10-2038	226,000	364,199
Altria Group Incorporated	10.20	2-6-2039	161,000	265,961
Philip Morris International Incorporated	1.13	8-21-2017	250,000	249,981
Philip Morris International Incorporated	1.88	1-15-2019	250,000	250,973
Philip Morris International Incorporated	2.50	8-22-2022	250,000	245,764
Philip Morris International Incorporated	2.63	3-6-2023	175,000	171,845
Philip Morris International Incorporated	3.25	11-10-2024	300,000	303,913
Philip Morris International Incorporated	3.88	8-21-2042	250,000	230,544
Philip Morris International Incorporated	4.13	3-4-2043	300,000	286,580
Philip Morris International Incorporated	4.25	11-10-2044	300,000	293,290
Philip Morris International Incorporated	4.38	11-15-2041	500,000	495,142
Philip Morris International Incorporated	4.50	3-26-2020	750,000	820,337
Philip Morris International Incorporated	4.50	3-20-2042	200,000	201,303
Philip Morris International Incorporated	5.65	5-16-2018	1,300,000	1,428,664
Philip Morris International Incorporated	6.38	5-16-2038	600,000	758,772
Reynolds American Incorporated 144A	2.30	8-21-2017	100,000	101,336
Reynolds American Incorporated 144A	3.75	5-20-2023	500,000	504,779
Reynolds American Incorporated	4.00	6-12-2022	400,000	416,092
Reynolds American Incorporated	4.45	6-12-2025	1,000,000	1,050,635
Reynolds American Incorporated	4.75	11-1-2042	250,000	241,348
Reynolds American Incorporated	4.85	9-15-2023	1,500,000	1,615,515
Reynolds American Incorporated	5.70	8-15-2035	300,000	330,139
Reynolds American Incorporated	5.85	8-15-2045	1,000,000	1,119,968
Reynolds American Incorporated	6.15	9-15-2043	125,000	143,092
Reynolds American Incorporated 144A	6.88	5-1-2020	250,000	291,436
Reynolds American Incorporated	7.25	6-15-2037	200,000	245,083
Reynolds American Incorporated 144A	8.13	6-23-2019	155,000	182,743
				16,812,171

Energy : 1.83%
Energy Equipment & Services : 0.13%
Baker Hughes Incorporated	5.13	9-15-2040	500,000	510,231
Baker Hughes Incorporated	6.88	1-15-2029	250,000	302,780
Baker Hughes Incorporated	7.50	11-15-2018	375,000	430,142
Cameron International Corporation	1.15	12-15-2016	312,000	310,861
Cameron International Corporation	4.00	12-15-2023	400,000	408,489
Cameron International Corporation	4.50	6-1-2021	200,000	212,119
Cameron International Corporation	5.13	12-15-2043	187,000	189,541
Cameron International Corporation	5.95	6-1-2041	100,000	111,457
Cameron International Corporation	7.00	7-15-2038	100,000	122,413
Diamond Offshore Drilling Incorporated	4.88	11-1-2043	300,000	213,549

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Energy Equipment & Services (continued)
Diamond Offshore Drilling Incorporated «	5.70%	10-15-2039	$300,000	$240,935
Diamond Offshore Drilling Incorporated «	5.88	5-1-2019	365,000	375,475
FMC Technologies Incorporated	3.45	10-1-2022	100,000	92,220
Halliburton Company	2.00	8-1-2018	500,000	501,351
Halliburton Company	3.25	11-15-2021	200,000	203,179
Halliburton Company	3.50	8-1-2023	500,000	498,934
Halliburton Company	4.50	11-15-2041	250,000	238,019
Halliburton Company	4.75	8-1-2043	250,000	244,846
Halliburton Company	6.15	9-15-2019	350,000	397,138
Halliburton Company	7.45	9-15-2039	650,000	855,902
National Oilwell Varco Incorporated	2.60	12-1-2022	1,000,000	918,472
National Oilwell Varco Incorporated	3.95	12-1-2042	400,000	315,150
				7,693,203

Oil, Gas & Consumable Fuels : 1.70%
Amerada Hess Corporation	7.13	3-15-2033	500,000	552,224
Anadarko Petroleum Corporation	3.45	7-15-2024	250,000	242,542
Anadarko Petroleum Corporation	4.50	7-15-2044	500,000	447,554
Anadarko Petroleum Corporation	6.20	3-15-2040	300,000	316,781
Anadarko Petroleum Corporation	6.45	9-15-2036	850,000	933,704
Anadarko Petroleum Corporation	8.70	3-15-2019	450,000	526,923
Apache Corporation	3.25	4-15-2022	362,000	356,861
Apache Corporation	3.63	2-1-2021	500,000	513,013
Apache Corporation	4.25	1-15-2044	250,000	224,799
Apache Corporation	4.75	4-15-2043	1,000,000	945,131
Apache Corporation	5.10	9-1-2040	575,000	558,059
Apache Corporation	5.25	2-1-2042	100,000	100,307
Apache Corporation	6.00	1-15-2037	500,000	542,356
BJ Services Company	6.00	6-1-2018	150,000	163,350
Boardwalk Pipelines LP	3.38	2-1-2023	100,000	85,284
Boardwalk Pipelines LP	5.75	9-15-2019	150,000	154,052
Buckeye Partners LP	4.15	7-1-2023	250,000	225,573
Buckeye Partners LP	4.88	2-1-2021	560,000	560,829
Buckeye Partners LP	5.50	8-15-2019	150,000	155,974
Buckeye Partners LP	5.85	11-15-2043	200,000	163,889
Buckeye Partners LP	6.05	1-15-2018	100,000	105,091
Chevron Corporation	1.10	12-5-2017	1,000,000	996,466
Chevron Corporation	1.72	6-24-2018	2,000,000	2,008,946
Chevron Corporation	2.19	11-15-2019	100,000	100,820
Chevron Corporation	2.36	12-5-2022	750,000	729,317
Chevron Corporation	3.19	6-24-2023	1,000,000	1,022,103
Chevron Corporation	4.95	3-3-2019	500,000	550,881
Columbia Pipeline Group Incorporated 144A	3.30	6-1-2020	900,000	889,855
Columbia Pipeline Group Incorporated 144A	5.80	6-1-2045	200,000	188,182
ConocoPhillips Company	1.05	12-15-2017	250,000	247,845
ConocoPhillips Company	1.50	5-15-2018	1,000,000	994,233
ConocoPhillips Company	2.40	12-15-2022	500,000	471,428
ConocoPhillips Company	2.88	11-15-2021	500,000	498,239
ConocoPhillips Company	3.35	11-15-2024	750,000	739,811
ConocoPhillips Company	3.35	5-15-2025	500,000	488,857
ConocoPhillips Company	4.30	11-15-2044	300,000	280,874
ConocoPhillips Company	5.20	5-15-2018	250,000	270,430
ConocoPhillips Company	5.90	10-15-2032	250,000	279,369
ConocoPhillips Company	5.90	5-15-2038	100,000	113,078
ConocoPhillips Company	6.00	1-15-2020	750,000	855,172
ConocoPhillips Company	6.95	4-15-2029	800,000	976,824
Continental Resources Incorporated	4.50	4-15-2023	2,000,000	1,741,456
Devon Energy Corporation	3.25	5-15-2022	500,000	477,110
Devon Energy Corporation	4.00	7-15-2021	200,000	202,193
Devon Energy Corporation	4.75	5-15-2042	500,000	436,538
Devon Energy Corporation	5.60	7-15-2041	200,000	185,247
Devon Energy Corporation	6.30	1-15-2019	600,000	662,320
Devon Energy Corporation	7.95	4-15-2032	500,000	612,975
Dominion Gas Holdings LLC	4.80	11-1-2043	500,000	485,801
El Paso Natural Gas Company	5.95	4-15-2017	150,000	155,122
El Paso Natural Gas Company	8.38	6-15-2032	650,000	667,681
El Paso Pipeline Partners Operating LLC	4.70	11-1-2042	100,000	68,613
Enable Midstream Partners LP 144A	3.90	5-15-2024	1,000,000	782,285

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Enbridge Energy Partners LP	5.20%	3-15-2020	$380,000	$394,405
Enbridge Energy Partners LP	5.50	9-15-2040	200,000	164,152
Enbridge Energy Partners LP	5.88	12-15-2016	65,000	67,100
Enbridge Energy Partners LP	6.50	4-15-2018	200,000	214,032
Enbridge Energy Partners LP	7.50	4-15-2038	270,000	282,334
Enbridge Energy Partners LP	9.88	3-1-2019	125,000	144,896
Energy Transfer Partners LP	3.60	2-1-2023	300,000	261,249
Energy Transfer Partners LP	4.65	6-1-2021	2,100,000	2,062,887
Energy Transfer Partners LP	4.75	1-15-2026	400,000	358,195
Energy Transfer Partners LP	4.90	2-1-2024	300,000	279,117
Energy Transfer Partners LP	5.15	2-1-2043	200,000	153,816
Energy Transfer Partners LP	5.15	3-15-2045	400,000	302,881
Energy Transfer Partners LP	5.20	2-1-2022	500,000	484,301
Energy Transfer Partners LP	5.95	10-1-2043	200,000	169,293
Energy Transfer Partners LP	6.05	6-1-2041	300,000	254,228
Energy Transfer Partners LP	6.13	2-15-2017	55,000	56,903
Energy Transfer Partners LP	6.13	12-15-2045	400,000	345,302
Energy Transfer Partners LP	6.50	2-1-2042	500,000	446,177
Energy Transfer Partners LP	6.63	10-15-2036	230,000	213,232
Energy Transfer Partners LP	6.70	7-1-2018	100,000	107,500
Energy Transfer Partners LP	7.50	7-1-2038	100,000	99,574
Energy Transfer Partners LP	8.25	11-15-2029	125,000	146,827
Energy Transfer Partners LP	9.00	4-15-2019	500,000	579,016
Eni Lasmo plc	7.30	11-15-2027	200,000	252,104
Enlink Midstream Partners LP	2.70	4-1-2019	250,000	240,741
Enlink Midstream Partners LP	4.40	4-1-2024	250,000	229,260
Enlink Midstream Partners LP	5.60	4-1-2044	250,000	211,432
Enterprise Products Operating LLC	1.65	5-7-2018	200,000	197,388
Enterprise Products Operating LLC	2.55	10-15-2019	500,000	494,100
Enterprise Products Operating LLC	3.35	3-15-2023	850,000	812,229
Enterprise Products Operating LLC	3.75	2-15-2025	500,000	474,707
Enterprise Products Operating LLC	3.90	2-15-2024	300,000	291,722
Enterprise Products Operating LLC	4.05	2-15-2022	250,000	253,232
Enterprise Products Operating LLC	4.45	2-15-2043	250,000	209,239
Enterprise Products Operating LLC	4.85	3-15-2044	400,000	352,921
Enterprise Products Operating LLC	4.90	5-15-2046	350,000	312,873
Enterprise Products Operating LLC	5.10	2-15-2045	500,000	455,031
Enterprise Products Operating LLC	5.20	9-1-2020	500,000	544,659
Enterprise Products Operating LLC	5.25	1-31-2020	700,000	755,453
Enterprise Products Operating LLC	5.70	2-15-2042	200,000	196,948
Enterprise Products Operating LLC	5.95	2-1-2041	100,000	101,989
Enterprise Products Operating LLC	6.13	10-15-2039	1,000,000	1,026,366
Enterprise Products Operating LLC	6.30	9-15-2017	400,000	429,766
Enterprise Products Operating LLC	6.65	4-15-2018	250,000	274,959
Enterprise Products Operating LLC	7.55	4-15-2038	100,000	116,224
Enterprise Products Operating LLC Series D	6.88	3-1-2033	400,000	456,432
EOG Resources Incorporated	2.63	3-15-2023	450,000	437,420
EOG Resources Incorporated	3.90	4-1-2035	200,000	192,655
EOG Resources Incorporated	4.10	2-1-2021	200,000	213,045
EOG Resources Incorporated	4.40	6-1-2020	300,000	324,379
EOG Resources Incorporated	5.63	6-1-2019	75,000	83,263
EOG Resources Incorporated	6.88	10-1-2018	400,000	453,997
EQT Corporation	4.88	11-15-2021	300,000	300,743
EQT Corporation	8.13	6-1-2019	325,000	370,558
Equitable Resources Incorporated	6.50	4-1-2018	100,000	106,395
Exxon Mobil Corporation	0.92	3-15-2017	750,000	750,311
Exxon Mobil Corporation	1.82	3-15-2019	1,000,000	1,005,896
Exxon Mobil Corporation	2.71	3-6-2025	1,000,000	987,233
Exxon Mobil Corporation	3.18	3-15-2024	500,000	514,599
Exxon Mobil Corporation	3.57	3-6-2045	500,000	476,104
Gulf South Pipeline Company LP	4.00	6-15-2022	200,000	185,656
Hess Corporation	5.60	2-15-2041	300,000	293,796
Hess Corporation	6.00	1-15-2040	350,000	350,343
Hess Corporation	7.30	8-15-2031	384,000	436,104
Hess Corporation	7.88	10-1-2029	280,000	331,004
Hess Corporation	8.13	2-15-2019	500,000	576,404
Kerr-McGee Corporation	6.95	7-1-2024	200,000	233,411
Kinder Morgan Energy Partners LP	3.45	2-15-2023	250,000	208,471

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP	3.50%	3-1-2021	$300,000	$271,714
Kinder Morgan Energy Partners LP	3.50	9-1-2023	250,000	205,405
Kinder Morgan Energy Partners LP	3.95	9-1-2022	375,000	328,815
Kinder Morgan Energy Partners LP	4.30	6-1-2025	750,000	633,943
Kinder Morgan Energy Partners LP	5.00	8-15-2042	250,000	178,559
Kinder Morgan Energy Partners LP	5.00	3-1-2043	225,000	158,309
Kinder Morgan Energy Partners LP	5.30	9-15-2020	125,000	123,304
Kinder Morgan Energy Partners LP	5.50	3-1-2044	300,000	228,867
Kinder Morgan Energy Partners LP	5.55	6-1-2045	1,500,000	1,144,764
Kinder Morgan Energy Partners LP	5.80	3-1-2021	1,000,000	997,650
Kinder Morgan Energy Partners LP	5.80	3-15-2035	100,000	81,848
Kinder Morgan Energy Partners LP	5.95	2-15-2018	500,000	512,500
Kinder Morgan Energy Partners LP	6.00	2-1-2017	1,000,000	1,031,718
Kinder Morgan Energy Partners LP	6.38	3-1-2041	500,000	422,204
Kinder Morgan Energy Partners LP	6.50	9-1-2039	750,000	644,222
Kinder Morgan Energy Partners LP	6.95	1-15-2038	500,000	453,975
Magellan Midstream Partners LP	5.15	10-15-2043	200,000	184,753
Magellan Midstream Partners LP	6.40	7-15-2018	100,000	108,510
Magellan Midstream Partners LP	6.55	7-15-2019	575,000	638,785
Marathon Oil Corporation	2.80	11-1-2022	600,000	538,368
Marathon Oil Corporation	3.85	6-1-2025	350,000	313,782
Marathon Oil Corporation	5.20	6-1-2045	200,000	172,197
Marathon Oil Corporation	6.00	10-1-2017	625,000	662,942
Marathon Oil Corporation	6.60	10-1-2037	450,000	456,342
Marathon Petroleum Corporation	3.63	9-15-2024	500,000	484,684
Marathon Petroleum Corporation	4.75	9-15-2044	500,000	448,396
Marathon Petroleum Corporation	5.13	3-1-2021	35,000	37,903
Marathon Petroleum Corporation	6.50	3-1-2041	545,000	590,019
Murphy Oil Corporation	2.50	12-1-2017	500,000	487,392
Murphy Oil Corporation	5.13	12-1-2042	250,000	176,637
Murphy Oil Corporation	7.05	5-1-2029	200,000	196,158
Nabors Industries Incorporated	5.00	9-15-2020	300,000	285,424
Nabors Industries Incorporated	6.15	2-15-2018	500,000	518,168
Nabors Industries Incorporated	9.25	1-15-2019	500,000	552,457
Nextera Energy Capital	4.50	6-1-2021	200,000	213,578
Noble Energy Incorporated	3.90	11-15-2024	300,000	284,331
Noble Energy Incorporated	4.15	12-15-2021	500,000	501,357
Noble Energy Incorporated	5.05	11-15-2044	500,000	452,697
Noble Energy Incorporated	6.00	3-1-2041	565,000	558,518
Noble Energy Incorporated	8.25	3-1-2019	350,000	403,211
Northwest Pipeline Corporation	6.05	6-15-2018	170,000	184,754
Occidental Petroleum Corporation	1.50	2-15-2018	250,000	249,061
Occidental Petroleum Corporation	1.75	2-15-2017	500,000	502,613
Occidental Petroleum Corporation	2.70	2-15-2023	500,000	486,878
Occidental Petroleum Corporation	3.13	2-15-2022	500,000	502,980
Occidental Petroleum Corporation	3.50	6-15-2025	300,000	302,059
Occidental Petroleum Corporation	4.10	2-1-2021	460,000	492,907
Occidental Petroleum Corporation	4.63	6-15-2045	300,000	307,711
ONEOK Partners LP	3.20	9-15-2018	125,000	123,441
ONEOK Partners LP	3.38	10-1-2022	1,000,000	854,064
ONEOK Partners LP	6.13	2-1-2041	500,000	421,985
ONEOK Partners LP	6.20	9-15-2043	179,000	147,701
ONEOK Partners LP	6.85	10-15-2037	500,000	446,228
ONEOK Partners LP	8.63	3-1-2019	350,000	397,264
Phillips 66	2.95	5-1-2017	1,000,000	1,019,114
Phillips 66	4.30	4-1-2022	1,000,000	1,051,399
Phillips 66	4.65	11-15-2034	200,000	198,319
Phillips 66	4.88	11-15-2044	200,000	197,145
Phillips 66	5.88	5-1-2042	750,000	816,042
Pioneer Natural Resources Company	3.95	7-15-2022	1,000,000	1,000,973
Plains All American Pipeline LP	2.60	12-15-2019	200,000	191,072
Plains All American Pipeline LP	3.60	11-1-2024	300,000	260,568
Plains All American Pipeline LP	3.65	6-1-2022	500,000	459,262
Plains All American Pipeline LP	3.85	10-15-2023	500,000	452,028
Plains All American Pipeline LP	4.90	2-15-2045	250,000	195,563
Plains All American Pipeline LP	5.00	2-1-2021	200,000	203,059
Plains All American Pipeline LP	5.15	6-1-2042	500,000	392,318
Plains All American Pipeline LP	6.50	5-1-2018	150,000	160,206
Plains All American Pipeline LP	6.65	1-15-2037	200,000	194,708

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline LP	8.75%	5-1-2019	$400,000	$468,277
Rowan Companies Incorporated	4.75	1-15-2024	200,000	155,032
Rowan Companies Incorporated	5.40	12-1-2042	150,000	100,646
Rowan Companies Incorporated	5.85	1-15-2044	200,000	139,896
Rowan Companies Incorporated	7.88	8-1-2019	300,000	302,667
Southern Natural Gas Company	4.40	6-15-2021	1,000,000	991,135
Southern Natural Gas Company 144A	5.90	4-1-2017	500,000	513,231
Southwestern Energy Company	4.10	3-15-2022	1,000,000	772,749
Spectra Energy Capital LLC	3.30	3-15-2023	200,000	176,696
Spectra Energy Capital LLC	4.60	6-15-2021	100,000	103,807
Spectra Energy Capital LLC	7.50	9-15-2038	100,000	105,154
Spectra Energy Capital LLC	8.00	10-1-2019	100,000	114,414
Spectra Energy Partners LP	2.95	9-25-2018	500,000	500,393
Spectra Energy Partners LP	4.75	3-15-2024	350,000	356,993
Sunoco Logistics Partner LP	3.45	1-15-2023	200,000	173,917
Sunoco Logistics Partner LP	4.95	1-15-2043	150,000	110,588
Sunoco Logistics Partner LP	5.30	4-1-2044	500,000	387,830
Sunoco Logistics Partner LP	5.35	5-15-2045	200,000	155,889
Sunoco Logistics Partner LP	6.85	2-15-2040	250,000	239,149
TC Pipelines LP	4.65	6-15-2021	300,000	300,719
Tennessee Gas Pipeline Company	7.00	10-15-2028	250,000	251,855
Texas Eastern Transmission LP	7.00	7-15-2032	325,000	383,482
Transcontinental Gas Pipe Line Corporation	6.05	6-15-2018	105,000	114,113
Valero Energy Corporation	6.13	6-15-2017	500,000	530,785
Valero Energy Corporation	6.13	2-1-2020	65,000	73,053
Valero Energy Corporation	6.63	6-15-2037	1,000,000	1,083,708
Valero Energy Corporation	7.50	4-15-2032	300,000	353,074
Valero Energy Corporation	9.38	3-15-2019	250,000	301,021
Western Gas Partners LP	4.00	7-1-2022	400,000	383,007
Western Gas Partners LP	5.45	4-1-2044	500,000	429,802
Williams Companies Incorporated	3.70	1-15-2023	500,000	402,314
Williams Companies Incorporated	4.55	6-24-2024	650,000	533,349
Williams Companies Incorporated	7.88	9-1-2021	200,000	202,906
Williams Companies Incorporated	8.75	3-15-2032	275,000	269,924
Williams Partners LP	3.35	8-15-2022	250,000	213,077
Williams Partners LP	3.60	3-15-2022	1,500,000	1,314,551
Williams Partners LP	4.13	11-15-2020	300,000	289,241
Williams Partners LP	4.30	3-4-2024	500,000	433,948
Williams Partners LP	4.50	11-15-2023	400,000	354,738
Williams Partners LP	5.10	9-15-2045	1,000,000	721,417
Williams Partners LP	5.25	3-15-2020	640,000	653,965
Williams Partners LP	5.80	11-15-2043	1,000,000	788,570
Williams Partners LP	6.30	4-15-2040	390,000	332,609
XTO Energy Incorporated	6.50	12-15-2018	500,000	569,701
				98,212,566

Financials : 6.40%
Banks : 2.39%
ABB Finance (USA) Incorporated	1.63	5-8-2017	100,000	100,175
ABB Finance (USA) Incorporated	2.88	5-8-2022	1,100,000	1,086,513
ABB Finance (USA) Incorporated	4.38	5-8-2042	37,000	37,198
Bank of America Corporation	1.70	8-25-2017	500,000	500,193
Bank of America Corporation	1.95	5-12-2018	250,000	251,062
Bank of America Corporation	2.00	1-11-2018	1,250,000	1,254,854
Bank of America Corporation	2.60	1-15-2019	554,000	560,117
Bank of America Corporation	3.30	1-11-2023	1,600,000	1,599,061
Bank of America Corporation	3.95	4-21-2025	3,000,000	2,967,489
Bank of America Corporation	4.00	4-1-2024	2,500,000	2,583,750
Bank of America Corporation	4.13	1-22-2024	1,250,000	1,305,135
Bank of America Corporation	4.20	8-26-2024	1,700,000	1,716,714
Bank of America Corporation	5.00	1-21-2044	1,200,000	1,282,696
Bank of America Corporation	5.30	3-15-2017	275,000	287,529
Bank of America Corporation	5.49	3-15-2019	250,000	272,142
Bank of America Corporation	5.63	7-1-2020	1,500,000	1,685,490
Bank of America Corporation	5.70	1-24-2022	1,000,000	1,143,044
Bank of America Corporation	5.75	12-1-2017	1,500,000	1,614,360

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Bank of America Corporation	5.88%	1-5-2021	$500,000	$570,131
Bank of America Corporation	5.88	2-7-2042	500,000	593,956
Bank of America Corporation	6.00	9-1-2017	1,000,000	1,072,168
Bank of America Corporation	6.00	10-15-2036	300,000	362,552
Bank of America Corporation	7.63	6-1-2019	2,500,000	2,932,675
Bank One Corporation	7.63	10-15-2026	240,000	306,826
Bank One Corporation	8.00	4-29-2027	550,000	722,433
Branch Banking & Trust Corporation	1.35	10-1-2017	1,200,000	1,198,776
Branch Banking & Trust Corporation	2.15	3-22-2017	500,000	504,953
Branch Banking & Trust Corporation	2.30	10-15-2018	500,000	507,007
Branch Banking & Trust Corporation	3.80	10-30-2026	400,000	409,141
Branch Banking & Trust Corporation	3.95	3-22-2022	500,000	525,411
Branch Banking & Trust Corporation	6.85	4-30-2019	500,000	572,903
Citigroup Incorporated	1.35	3-10-2017	1,500,000	1,499,295
Citigroup Incorporated	1.55	8-14-2017	1,100,000	1,098,094
Citigroup Incorporated	1.75	5-1-2018	100,000	99,598
Citigroup Incorporated	2.50	9-26-2018	400,000	405,812
Citigroup Incorporated	2.50	7-29-2019	1,000,000	1,008,714
Citigroup Incorporated	3.30	4-27-2025	1,250,000	1,235,946
Citigroup Incorporated	3.38	3-1-2023	632,000	637,273
Citigroup Incorporated	3.50	5-15-2023	500,000	493,961
Citigroup Incorporated	3.75	6-16-2024	1,550,000	1,591,842
Citigroup Incorporated	3.88	10-25-2023	850,000	883,255
Citigroup Incorporated	4.05	7-30-2022	400,000	412,708
Citigroup Incorporated	4.40	6-10-2025	1,000,000	1,016,959
Citigroup Incorporated	4.50	1-14-2022	1,500,000	1,620,269
Citigroup Incorporated	4.65	7-30-2045	1,000,000	1,017,003
Citigroup Incorporated	4.95	11-7-2043	200,000	209,783
Citigroup Incorporated	5.50	2-15-2017	1,000,000	1,045,230
Citigroup Incorporated	5.50	9-13-2025	1,000,000	1,098,612
Citigroup Incorporated	5.88	1-30-2042	500,000	585,102
Citigroup Incorporated	6.00	8-15-2017	100,000	107,563
Citigroup Incorporated	6.00	10-31-2033	725,000	820,949
Citigroup Incorporated	6.13	11-21-2017	3,000,000	3,257,850
Citigroup Incorporated	6.13	5-15-2018	2,000,000	2,201,668
Citigroup Incorporated	6.13	8-25-2036	500,000	574,711
City National Corporation	5.25	9-15-2020	200,000	223,416
Comerica Incorporated	3.80	7-22-2026	250,000	248,153
Commonwealth Bank of Australia (New York)	1.13	3-13-2017	1,000,000	999,650
Commonwealth Bank of Australia (New York)	1.90	9-18-2017	250,000	252,269
Commonwealth Bank of Australia (New York)	2.25	3-13-2019	1,000,000	1,004,623
Commonwealth Bank of Australia (New York)	2.50	9-20-2018	1,500,000	1,527,141
Compass Bank	2.75	9-29-2019	250,000	248,124
Compass Bank	6.40	10-1-2017	250,000	265,383
Discover Bank	3.10	6-4-2020	500,000	505,250
Discover Bank	3.20	8-9-2021	500,000	495,279
Discover Bank	4.20	8-8-2023	500,000	519,961
Discover Bank	4.25	3-13-2026	250,000	253,026
Fifth Third Bancorp	2.30	3-1-2019	1,000,000	1,005,691
Fifth Third Bancorp	4.30	1-16-2024	500,000	516,719
Fifth Third Bancorp	5.45	1-15-2017	500,000	521,859
Fifth Third Bancorp	8.25	3-1-2038	750,000	1,083,161
Fifth Third Bank	2.88	10-1-2021	300,000	298,428
HSBC Bank USA NA	1.63	1-16-2018	1,000,000	997,783
HSBC Bank USA NA	2.25	6-23-2019	1,900,000	1,901,543
HSBC Bank USA NA	4.88	8-24-2020	800,000	875,738
HSBC Bank USA NA	5.00	9-27-2020	500,000	548,157
HSBC Bank USA NA	5.63	8-15-2035	225,000	256,591
HSBC Bank USA NA	7.00	1-15-2039	500,000	638,000
Huntington Bancshares Incorporated	2.60	8-2-2018	250,000	251,942
Huntington Bancshares Incorporated	7.00	12-15-2020	25,000	29,304
JPMorgan Chase & Company	1.35	2-15-2017	2,000,000	2,000,558
JPMorgan Chase & Company	1.80	1-25-2018	500,000	500,761
JPMorgan Chase & Company	2.00	8-15-2017	1,500,000	1,510,190
JPMorgan Chase & Company	2.25	1-23-2020	1,750,000	1,743,721
JPMorgan Chase & Company	2.35	1-28-2019	500,000	505,482
JPMorgan Chase & Company	2.75	6-23-2020	1,000,000	1,012,179
JPMorgan Chase & Company	3.13	1-23-2025	1,000,000	978,503
JPMorgan Chase & Company	3.20	1-25-2023	1,000,000	1,004,173

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
JPMorgan Chase & Company	3.25%	9-23-2022	$1,500,000	$1,517,439
JPMorgan Chase & Company	3.38	5-1-2023	1,000,000	991,876
JPMorgan Chase & Company	3.63	5-13-2024	2,000,000	2,046,250
JPMorgan Chase & Company	4.13	12-15-2026	1,000,000	1,011,905
JPMorgan Chase & Company	4.25	10-15-2020	1,000,000	1,069,156
JPMorgan Chase & Company	4.40	7-22-2020	1,500,000	1,615,662
JPMorgan Chase & Company	4.50	1-24-2022	1,500,000	1,627,599
JPMorgan Chase & Company	4.63	5-10-2021	1,500,000	1,638,123
JPMorgan Chase & Company	5.40	1-6-2042	750,000	859,802
JPMorgan Chase & Company	5.60	7-15-2041	1,100,000	1,291,211
JPMorgan Chase & Company	5.63	8-16-2043	200,000	221,114
JPMorgan Chase & Company	6.00	10-1-2017	1,250,000	1,345,806
JPMorgan Chase & Company	6.00	1-15-2018	1,000,000	1,086,854
JPMorgan Chase & Company	6.40	5-15-2038	1,350,000	1,728,379
KeyBank NA	1.65	2-1-2018	400,000	399,044
KeyCorp	2.30	12-13-2018	300,000	299,377
KeyCorp	5.10	3-24-2021	1,500,000	1,653,186
Manufacturers & Traders Trust Company	1.25	1-30-2017	355,000	354,446
Manufacturers & Traders Trust Company	1.40	7-25-2017	300,000	299,309
Manufacturers & Traders Trust Company	2.25	7-25-2019	850,000	847,435
Manufacturers & Traders Trust Company	6.63	12-4-2017	500,000	545,342
MUFG Americas Holdings Corporation	3.00	2-10-2025	500,000	478,194
PNC Bank NA	1.13	1-27-2017	500,000	499,476
PNC Bank NA	1.50	10-18-2017	500,000	499,664
PNC Bank NA	1.60	6-1-2018	1,000,000	997,567
PNC Bank NA	2.25	7-2-2019	750,000	755,841
PNC Bank NA	2.70	11-1-2022	350,000	341,555
PNC Bank NA	2.95	1-30-2023	300,000	293,411
PNC Bank NA	3.30	10-30-2024	500,000	504,294
PNC Bank NA	3.80	7-25-2023	300,000	310,712
PNC Bank NA	4.20	11-1-2025	1,500,000	1,588,905
PNC Bank NA	6.00	12-7-2017	500,000	538,629
PNC Bank NA	6.88	4-1-2018	175,000	192,794
Regions Financial Corporation	2.00	5-15-2018	300,000	298,731
Sovereign Bank	8.75	5-30-2018	250,000	284,358
SunTrust Bank Incorporated	6.00	9-11-2017	750,000	802,785
SunTrust Bank Incorporated	7.25	3-15-2018	500,000	555,373
SVB Financial Group	5.38	9-15-2020	160,000	176,100
Union Bank NA	2.13	6-16-2017	410,000	413,506
Union Bank NA	2.63	9-26-2018	500,000	506,857
UnionBanCal Corporation	3.50	6-18-2022	200,000	202,353
US Bancorp NA	1.65	5-15-2017	1,000,000	1,007,050
US Bancorp NA	1.95	11-15-2018	250,000	252,700
US Bancorp NA	2.20	4-25-2019	1,000,000	1,011,180
US Bancorp NA	2.95	7-15-2022	575,000	576,057
US Bancorp NA	3.00	3-15-2022	500,000	511,320
US Bancorp NA	3.60	9-11-2024	500,000	509,561
US Bancorp NA	4.13	5-24-2021	500,000	542,656
US Bank NA	1.10	1-30-2017	1,000,000	1,000,950
US Bank NA	1.38	9-11-2017	500,000	501,586
Wachovia Bank NA (l)	5.85	2-1-2037	1,000,000	1,203,548
Wachovia Bank NA (l)	6.60	1-15-2038	600,000	788,431
Wachovia Corporation (l)	5.50	8-1-2035	700,000	775,767
Wachovia Corporation (l)	5.75	6-15-2017	1,000,000	1,065,902
Wachovia Corporation (l)	5.75	2-1-2018	1,000,000	1,086,770
Wells Fargo & Company (l)	1.50	1-16-2018	1,000,000	999,040
Wells Fargo & Company (l)	2.10	5-8-2017	1,000,000	1,011,982
Wells Fargo & Company (l)	2.15	1-30-2020	2,500,000	2,490,483
Wells Fargo & Company (l)	2.63	12-15-2016	1,000,000	1,016,509
Wells Fargo & Company (l)	3.30	9-9-2024	1,500,000	1,495,365
Wells Fargo & Company (l)	3.45	2-13-2023	750,000	754,134
Wells Fargo & Company (l)	3.50	3-8-2022	1,000,000	1,037,690
Wells Fargo & Company (l)	4.10	6-3-2026	1,000,000	1,016,651
Wells Fargo & Company (l)	4.13	8-15-2023	1,000,000	1,042,942
Wells Fargo & Company (l)	4.60	4-1-2021	1,250,000	1,371,045
Wells Fargo & Company (l)	5.38	11-2-2043	1,000,000	1,084,901
Wells Fargo & Company (l)	5.61	1-15-2044	1,000,000	1,118,466
Wells Fargo & Company (l)	5.63	12-11-2017	1,500,000	1,621,284

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Wells Fargo Bank NA (l)	5.95%	8-26-2036	$350,000	$421,597
Wells Fargo Capital X (l)	5.95	12-1-2086	500,000	506,250
				138,683,646

Capital Markets : 1.31%
AGL Capital Corporation	4.40	6-1-2043	200,000	183,957
AGL Capital Corporation	5.88	3-15-2041	570,000	636,235
Ameriprise Financial Incorporated	4.00	10-15-2023	500,000	526,592
Ameriprise Financial Incorporated	5.30	3-15-2020	300,000	334,426
Ameriprise Financial Incorporated	7.30	6-28-2019	65,000	75,883
AmeriTech Capital Funding Corporation	6.45	1-15-2018	300,000	325,131
Ares Capital Corporation	3.88	1-15-2020	400,000	408,422
Ares Capital Corporation	4.88	11-30-2018	100,000	103,657
Bank of New York Mellon Corporation	1.35	3-6-2018	350,000	348,114
Bank of New York Mellon Corporation	2.10	1-15-2019	300,000	302,192
Bank of New York Mellon Corporation	3.40	5-15-2024	1,000,000	1,027,498
Bank of New York Mellon Corporation	3.55	9-23-2021	600,000	631,916
Bank of New York Mellon Corporation	3.95	11-18-2025	250,000	265,927
Bank of New York Mellon Corporation	4.15	2-1-2021	100,000	108,251
Bank of New York Mellon Corporation	5.45	5-15-2019	1,000,000	1,116,433
Bear Stearns Companies Incorporated	5.55	1-22-2017	1,025,000	1,070,460
Bear Stearns Companies Incorporated	6.40	10-2-2017	620,000	672,449
Bear Stearns Companies Incorporated	7.25	2-1-2018	1,500,000	1,670,972
BlackRock Incorporated	3.38	6-1-2022	500,000	517,038
BlackRock Incorporated	4.25	5-24-2021	500,000	543,613
BlackRock Incorporated	5.00	12-10-2019	250,000	277,865
BlackRock Incorporated	6.25	9-15-2017	350,000	380,129
Charles Schwab Corporation	2.20	7-25-2018	150,000	150,932
Charles Schwab Corporation	3.23	9-1-2022	425,000	433,135
Charles Schwab Corporation	4.45	7-22-2020	200,000	218,743
Eaton Vance Corporation	3.63	6-15-2023	100,000	101,372
Eaton Vance Corporation	6.50	10-2-2017	30,000	32,306
Franklin Resources Incorporated	2.80	9-15-2022	300,000	294,806
Franklin Resources Incorporated	4.63	5-20-2020	250,000	274,677
FS Investment Corporation	4.00	7-15-2019	250,000	250,363
Goldman Sachs Group Incorporated	3.50	1-23-2025	2,500,000	2,486,393
Goldman Sachs Group Incorporated	3.63	1-22-2023	1,500,000	1,540,697
Goldman Sachs Group Incorporated	3.75	5-22-2025	500,000	506,985
Goldman Sachs Group Incorporated	4.80	7-8-2044	1,000,000	1,012,567
Goldman Sachs Group Incorporated	5.15	5-22-2045	750,000	748,271
Goldman Sachs Group Incorporated	5.25	7-27-2021	1,100,000	1,230,056
Goldman Sachs Group Incorporated	5.38	3-15-2020	1,500,000	1,670,177
Goldman Sachs Group Incorporated	5.75	1-24-2022	2,000,000	2,294,394
Goldman Sachs Group Incorporated	5.95	1-18-2018	2,000,000	2,171,442
Goldman Sachs Group Incorporated	5.95	1-15-2027	1,070,000	1,213,731
Goldman Sachs Group Incorporated	6.00	6-15-2020	1,000,000	1,142,107
Goldman Sachs Group Incorporated	6.13	2-15-2033	1,000,000	1,203,038
Goldman Sachs Group Incorporated	6.15	4-1-2018	1,750,000	1,919,211
Goldman Sachs Group Incorporated	6.25	9-1-2017	1,250,000	1,349,915
Goldman Sachs Group Incorporated	6.25	2-1-2041	1,500,000	1,812,501
Goldman Sachs Group Incorporated	6.45	5-1-2036	1,000,000	1,164,526
Goldman Sachs Group Incorporated	6.75	10-1-2037	925,000	1,110,298
Goldman Sachs Group Incorporated	7.50	2-15-2019	2,300,000	2,677,701
Jefferies Group Incorporated	5.13	1-20-2023	250,000	252,213
Jefferies Group Incorporated	6.25	1-15-2036	150,000	144,329
Jefferies Group Incorporated	6.45	6-8-2027	150,000	158,583
Jefferies Group Incorporated	6.50	1-20-2043	250,000	243,135
Jefferies Group Incorporated	6.88	4-15-2021	150,000	169,155
Jefferies Group Incorporated	8.50	7-15-2019	700,000	821,166
Legg Mason Incorporated	5.63	1-15-2044	600,000	611,633
Merrill Lynch & Company Incorporated	5.70	5-2-2017	700,000	736,689
Merrill Lynch & Company Incorporated	6.11	1-29-2037	600,000	693,121
Merrill Lynch & Company Incorporated	6.40	8-28-2017	3,000,000	3,240,222
Merrill Lynch & Company Incorporated	6.88	4-25-2018	1,690,000	1,880,972
Merrill Lynch & Company Incorporated	7.75	5-14-2038	750,000	1,035,065
Morgan Stanley	2.13	4-25-2018	943,000	950,206
Morgan Stanley	2.80	6-16-2020	1,000,000	1,011,380
Morgan Stanley	3.70	10-23-2024	1,000,000	1,017,337

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Capital Markets (continued)
Morgan Stanley	3.75%	2-25-2023	$1,175,000	$1,216,881
Morgan Stanley	3.88	4-29-2024	1,000,000	1,033,542
Morgan Stanley	3.95	4-23-2027	1,000,000	978,423
Morgan Stanley	4.10	5-22-2023	750,000	768,277
Morgan Stanley	4.35	9-8-2026	1,250,000	1,275,998
Morgan Stanley	4.75	3-22-2017	1,000,000	1,041,504
Morgan Stanley	4.88	11-1-2022	906,000	979,893
Morgan Stanley	5.00	11-24-2025	750,000	808,535
Morgan Stanley	5.45	1-9-2017	1,000,000	1,044,713
Morgan Stanley	5.50	1-26-2020	1,000,000	1,117,339
Morgan Stanley	5.50	7-24-2020	500,000	562,140
Morgan Stanley	5.55	4-27-2017	850,000	897,109
Morgan Stanley	5.63	9-23-2019	2,000,000	2,226,374
Morgan Stanley	5.75	1-25-2021	1,250,000	1,424,736
Morgan Stanley	6.25	8-9-2026	300,000	359,598
Morgan Stanley	6.38	7-24-2042	1,000,000	1,261,110
Morgan Stanley	6.63	4-1-2018	2,500,000	2,767,553
Morgan Stanley	7.25	4-1-2032	470,000	626,824
Morgan Stanley	7.30	5-13-2019	400,000	465,915
Northern Trust Corporation	3.45	11-4-2020	500,000	525,420
Northern Trust Corporation	3.95	10-30-2025	250,000	263,291
Raymond James Financial Incorporated	8.60	8-15-2019	100,000	120,095
Stifel Financial Corporation	4.25	7-18-2024	200,000	201,321
TD Ameritrade Holding Corporation	3.63	4-1-2025	200,000	203,338
TD Ameritrade Holding Corporation	5.60	12-1-2019	200,000	224,675
				75,897,314

Consumer Finance : 0.91%
Ahold Finance USA LLC	6.88	5-1-2029	300,000	369,895
American Express Centurion Bank	6.00	9-13-2017	500,000	537,991
American Express Company	1.55	5-22-2018	375,000	373,460
American Express Company	2.65	12-2-2022	575,000	560,747
American Express Company	4.05	12-3-2042	905,000	860,127
American Express Company	7.00	3-19-2018	800,000	892,456
American Express Company	8.13	5-20-2019	500,000	596,716
American Express Credit Corporation	1.13	6-5-2017	1,000,000	996,081
American Express Credit Corporation	1.55	9-22-2017	500,000	500,675
American Express Credit Corporation	2.13	7-27-2018	200,000	201,687
American Express Credit Corporation	2.25	8-15-2019	1,000,000	1,003,813
American Express Credit Corporation	2.38	3-24-2017	750,000	760,464
American Express Credit Corporation	2.38	5-26-2020	250,000	249,863
American Honda Finance Corporation	1.20	7-14-2017	300,000	299,217
American Honda Finance Corporation	1.55	12-11-2017	400,000	401,079
American Honda Finance Corporation	2.13	10-10-2018	300,000	303,475
American Honda Finance Corporation	2.25	8-15-2019	500,000	503,953
Anadarko Finance Company Series B	7.50	5-1-2031	325,000	392,653
Barrick Gold Finance Company LLC	4.40	5-30-2021	600,000	568,400
Barrick Gold Finance Company LLC	5.70	5-30-2041	300,000	226,494
Bunge Limited Finance Corporation	8.50	6-15-2019	500,000	584,295
Capital One Bank USA NA	1.30	6-5-2017	1,000,000	992,012
Capital One Bank USA NA	2.15	11-21-2018	250,000	249,219
Capital One Bank USA NA	2.25	2-13-2019	500,000	498,568
Capital One Bank USA NA	2.30	6-5-2019	1,000,000	989,590
Capital One Bank USA NA	2.40	9-5-2019	500,000	496,132
Capital One Bank USA NA	3.38	2-15-2023	500,000	493,996
Capital One Bank USA NA	8.80	7-15-2019	750,000	899,460
Capital One Financial Corporation	4.75	7-15-2021	450,000	489,227
Capital One Financial Corporation	6.75	9-15-2017	283,000	306,739
Caterpillar Financial Services Corporation	1.00	3-3-2017	500,000	499,769
Caterpillar Financial Services Corporation	1.25	8-18-2017	300,000	299,800
Caterpillar Financial Services Corporation	2.10	6-9-2019	500,000	500,941
Caterpillar Financial Services Corporation	3.30	6-9-2024	1,000,000	998,229
Caterpillar Financial Services Corporation	3.75	11-24-2023	250,000	259,376
Caterpillar Financial Services Corporation	7.15	2-15-2019	250,000	289,846
Daimler Finance North America LLC	8.50	1-18-2031	425,000	616,457
Devon Financing Corporation LLC	7.88	9-30-2031	620,000	741,808
Discover Financial Services	3.85	11-21-2022	550,000	548,135

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
Discover Financial Services	5.20%	4-27-2022	$600,000	$645,952
Ford Motor Credit Company LLC	2.38	3-12-2019	1,000,000	985,982
Ford Motor Credit Company LLC	3.00	6-12-2017	4,000,000	4,048,484
Ford Motor Credit Company LLC	3.66	9-8-2024	300,000	293,708
Ford Motor Credit Company LLC	4.25	9-20-2022	773,000	802,679
Ford Motor Credit Company LLC	4.75	1-15-2043	1,000,000	959,370
Ford Motor Credit Company LLC	5.88	8-2-2021	2,000,000	2,247,204
Ford Motor Credit Company LLC	6.63	8-15-2017	1,500,000	1,604,649
Ford Motor Credit Company LLC	8.00	12-15-2016	600,000	637,764
General Motors Financial Company	2.40	4-10-2018	1,000,000	995,682
General Motors Financial Company	3.00	9-25-2017	500,000	503,775
General Motors Financial Company	3.15	1-15-2020	1,000,000	992,239
General Motors Financial Company	4.00	1-15-2025	1,400,000	1,351,671
HSBC Finance Corporation	6.68	1-15-2021	1,179,000	1,367,798
John Deere Capital Corporation	1.05	12-15-2016	600,000	601,386
John Deere Capital Corporation	1.13	6-12-2017	302,000	301,557
John Deere Capital Corporation	1.30	3-12-2018	550,000	546,286
John Deere Capital Corporation	1.40	3-15-2017	500,000	501,529
John Deere Capital Corporation	1.95	12-13-2018	200,000	201,521
John Deere Capital Corporation	2.80	1-27-2023	500,000	492,875
John Deere Capital Corporation	3.90	7-12-2021	300,000	317,707
John Deere Capital Corporation	5.50	4-13-2017	100,000	105,843
John Deere Capital Corporation	5.75	9-10-2018	500,000	551,736
Murray Street Investment Trust I	4.65	3-9-2017	1,000,000	1,037,540
National City Corporation	6.88	5-15-2019	500,000	569,053
Reed Elsevier Capital Incorporated	3.13	10-15-2022	500,000	489,198
Reed Elsevier Capital Incorporated	8.63	1-15-2019	500,000	587,976
Synchrony Financial	3.00	8-15-2019	750,000	753,629
Synchrony Financial	4.25	8-15-2024	750,000	749,765
Toyota Motor Credit Corporation	1.13	5-16-2017	650,000	650,300
Toyota Motor Credit Corporation	1.25	10-5-2017	650,000	649,787
Toyota Motor Credit Corporation	2.00	10-24-2018	400,000	404,238
Toyota Motor Credit Corporation	2.05	1-12-2017	750,000	758,408
Toyota Motor Credit Corporation	2.10	1-17-2019	350,000	353,519
Toyota Motor Credit Corporation	2.13	7-18-2019	800,000	805,636
Toyota Motor Credit Corporation	3.30	1-12-2022	1,500,000	1,557,942
Toyota Motor Credit Corporation	3.40	9-15-2021	350,000	365,257
Toyota Motor Credit Corporation	4.50	6-17-2020	500,000	549,509
				52,691,999

Diversified Financial Services : 0.25%
Block Financial LLC	5.50	11-1-2022	200,000	213,989
Boeing Capital Corporation	4.70	10-27-2019	500,000	552,728
CME Group Incorporated	5.30	9-15-2043	300,000	344,672
General Electric Capital Corporation	5.88	1-14-2038	716,000	879,421
General Electric Capital Corporation	6.15	8-7-2037	187,000	237,199
General Electric Capital Corporation ±	6.38	11-15-2067	1,000,000	1,062,500
General Electric Capital Corporation	6.75	3-15-2032	602,000	790,427
General Electric Capital Corporation	6.88	1-10-2039	430,000	589,695
ING US Incorporated	2.90	2-15-2018	400,000	407,960
ING US Incorporated	5.50	7-15-2022	500,000	559,679
IntercontinentalExchange Incorporated	2.50	10-15-2018	225,000	227,347
IntercontinentalExchange Incorporated	4.00	10-15-2023	200,000	207,030
Leucadia National Corporation	5.50	10-18-2023	240,000	240,625
Leucadia National Corporation	6.63	10-23-2043	120,000	104,832
McGraw Hill Financial Incorporated 144A	4.00	6-15-2025	325,000	325,453
McGraw Hill Financial Incorporated	5.90	11-15-2017	250,000	265,854
Mellon Funding Corporation	5.50	11-15-2018	200,000	220,302
Moody's Corporation	4.50	9-1-2022	250,000	266,357
Moody's Corporation	4.88	2-15-2024	350,000	375,372
Moody's Corporation	5.25	7-15-2044	300,000	309,660
NASDAQ OMX Group Incorporated	5.25	1-16-2018	60,000	63,920
NASDAQ OMX Group Incorporated	5.55	1-15-2020	500,000	551,348
National Credit Union Administration Guaranteed Notes	3.45	6-12-2021	200,000	217,386
National Rural Utilities Cooperative Finance Corporation	1.10	1-27-2017	250,000	249,892
National Rural Utilities Cooperative Finance Corporation	2.15	2-1-2019	100,000	100,480
National Rural Utilities Cooperative Finance Corporation	2.30	11-15-2019	333,000	332,708
National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	200,000	197,514

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
National Rural Utilities Cooperative Finance Corporation	5.45%	4-10-2017	$250,000	$264,435
National Rural Utilities Cooperative Finance Corporation	10.38	11-1-2018	700,000	861,303
National Rural Utilities Cooperative Finance Corporation Series C	8.00	3-1-2032	300,000	414,509
PNC Funding Corporation	5.13	2-8-2020	150,000	166,493
PNC Funding Corporation	5.63	2-1-2017	350,000	365,719
PNC Funding Corporation	6.70	6-10-2019	500,000	576,315
Private Export Funding Corporation	1.38	2-15-2017	375,000	376,648
Private Export Funding Corporation	2.05	11-15-2022	250,000	241,171
Private Export Funding Corporation	2.25	3-15-2020	750,000	756,636
Private Export Funding Corporation	2.45	7-15-2024	300,000	292,893
Private Export Funding Corporation	4.30	12-15-2021	100,000	110,740
TECO Finance Incorporated	5.15	3-15-2020	65,000	70,867
TECO Finance Incorporated	6.57	11-1-2017	250,000	271,023
				14,663,102

Insurance : 0.83%
ACE INA Holdings Incorporated	3.15	3-15-2025	1,000,000	991,725
ACE INA Holdings Incorporated	3.35	5-15-2024	500,000	505,367
ACE INA Holdings Incorporated	5.90	6-15-2019	500,000	565,112
Aegon Funding Corporation	5.75	12-15-2020	75,000	85,781
AFLAC Incorporated	3.63	6-15-2023	500,000	518,105
AFLAC Incorporated	6.90	12-17-2039	250,000	325,046
Alleghany Corporation	5.63	9-15-2020	100,000	110,889
Allied World Assurance	5.50	11-15-2020	300,000	328,424
Allstate Corporation	5.55	5-9-2035	830,000	963,034
Allstate Corporation ±	6.50	5-15-2067	200,000	223,000
Allstate Corporation	7.45	5-16-2019	650,000	764,645
American International Group Incorporated	4.13	2-15-2024	1,000,000	1,041,301
American International Group Incorporated	4.50	7-16-2044	750,000	710,564
American International Group Incorporated	4.88	6-1-2022	500,000	545,467
American International Group Incorporated	5.85	1-16-2018	1,350,000	1,463,720
American International Group Incorporated	6.25	5-1-2036	400,000	467,167
American International Group Incorporated	6.40	12-15-2020	1,000,000	1,163,837
American International Group Incorporated ±	8.18	5-15-2068	250,000	329,063
AON Corporation	5.00	9-30-2020	550,000	604,707
AON Corporation	6.25	9-30-2040	100,000	115,753
Arch Capital Group Limited	5.14	11-1-2043	210,000	213,272
Assurant Incorporated	6.75	2-15-2034	375,000	438,940
AXIS Specialty Finance LLC	5.88	6-1-2020	200,000	222,988
Berkshire Hathaway Finance Corporation	1.30	5-15-2018	200,000	199,150
Berkshire Hathaway Finance Corporation	1.60	5-15-2017	500,000	504,005
Berkshire Hathaway Finance Corporation	2.00	8-15-2018	250,000	253,956
Berkshire Hathaway Finance Corporation	2.90	10-15-2020	225,000	233,806
Berkshire Hathaway Finance Corporation	4.25	1-15-2021	500,000	549,277
Berkshire Hathaway Finance Corporation	4.30	5-15-2043	300,000	292,957
Berkshire Hathaway Finance Corporation	4.40	5-15-2042	500,000	497,135
Berkshire Hathaway Finance Corporation	5.40	5-15-2018	350,000	382,724
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	250,000	294,826
Berkshire Hathaway Incorporated	1.55	2-9-2018	300,000	300,821
Berkshire Hathaway Incorporated	1.90	1-31-2017	1,275,000	1,288,141
Berkshire Hathaway Incorporated	2.10	8-14-2019	300,000	303,513
Berkshire Hathaway Incorporated	3.00	2-11-2023	100,000	102,135
Berkshire Hathaway Incorporated	3.40	1-31-2022	250,000	263,721
Berkshire Hathaway Incorporated	4.50	2-11-2043	400,000	402,709
CHUBB Corporation	5.75	5-15-2018	250,000	273,935
CHUBB Corporation	6.00	5-11-2037	280,000	344,576
CHUBB Corporation ±	6.38	3-29-2067	350,000	337,757
CHUBB Corporation	6.50	5-15-2038	350,000	455,163
Cincinnati Financial Corporation	6.92	5-15-2028	75,000	95,115
CNA Financial Corporation	5.88	8-15-2020	500,000	558,089
CNA Financial Corporation	7.35	11-15-2019	295,000	343,023
Endurance Specialty Holdings Limited	7.00	7-15-2034	200,000	237,127
Fidelity National Financial Incorporated	5.50	9-1-2022	100,000	107,428
First American Financial Corporation	4.60	11-15-2024	100,000	101,761
GE Global Insurance Holdings	7.00	2-15-2026	430,000	536,680
Hartford Financial Services Group Incorporated	4.30	4-15-2043	43,000	40,815
Hartford Financial Services Group Incorporated	5.13	4-15-2022	240,000	265,533

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Insurance (continued)
Hartford Financial Services Group Incorporated	5.50%	3-30-2020	$250,000	$278,266
Hartford Financial Services Group Incorporated	5.95	10-15-2036	75,000	88,024
Hartford Financial Services Group Incorporated	6.10	10-1-2041	250,000	296,930
Hartford Financial Services Group Incorporated	6.30	3-15-2018	250,000	273,989
Hartford Financial Services Group Incorporated	6.63	3-30-2040	500,000	627,847
Infinity Property & Casualty Corporation	5.00	9-19-2022	100,000	103,626
Lincoln National Corporation	4.00	9-1-2023	250,000	256,856
Lincoln National Corporation	4.85	6-24-2021	80,000	86,620
Lincoln National Corporation	6.15	4-7-2036	500,000	576,890
Lincoln National Corporation	6.25	2-15-2020	300,000	339,792
Lincoln National Corporation	8.75	7-1-2019	220,000	266,636
Loews Corporation	2.63	5-15-2023	150,000	143,328
Loews Corporation	4.13	5-15-2043	200,000	181,730
Markel Corporation	3.63	3-30-2023	150,000	148,583
Markel Corporation	5.00	3-30-2043	100,000	100,907
Markel Corporation	5.35	6-1-2021	100,000	110,670
Markel Corporation	7.13	9-30-2019	100,000	115,610
Marsh & McLennan Companies Incorporated	2.35	9-10-2019	1,000,000	1,001,384
Marsh & McLennan Companies Incorporated	4.80	7-15-2021	300,000	327,446
MetLife Incorporated	1.90	12-15-2017	250,000	251,595
MetLife Incorporated	4.13	8-13-2042	300,000	284,792
MetLife Incorporated	4.37	9-15-2023	167,000	180,235
MetLife Incorporated	4.72	12-15-2044	250,000	257,873
MetLife Incorporated	4.75	2-8-2021	750,000	829,913
MetLife Incorporated	4.88	11-13-2043	500,000	524,317
MetLife Incorporated	5.70	6-15-2035	400,000	470,468
MetLife Incorporated	5.88	2-6-2041	700,000	834,311
MetLife Incorporated	6.38	6-15-2034	280,000	350,800
MetLife Incorporated	6.40	12-15-2066	800,000	881,000
MetLife Incorporated	6.50	12-15-2032	200,000	250,258
MetLife Incorporated Series A	6.82	8-15-2018	750,000	847,388
OneBeacon US Holdings Incorporated	4.60	11-9-2022	100,000	100,596
PartnerRe Finance B LLC	5.50	6-1-2020	250,000	274,263
Principal Financial Group Incorporated	3.30	9-15-2022	250,000	251,894
Principal Financial Group Incorporated	3.40	5-15-2025	200,000	197,041
Principal Financial Group Incorporated	4.63	9-15-2042	250,000	244,473
Principal Financial Group Incorporated ±	4.70	5-15-2055	500,000	500,625
ProAssurance Corporation	5.30	11-15-2023	200,000	212,857
Progressive Corporation	3.75	8-23-2021	1,000,000	1,057,368
Progressive Corporation	6.25	12-1-2032	75,000	92,199
Progressive Corporation ±	6.70	6-15-2067	500,000	500,000
Protective Life Corporation	7.38	10-15-2019	500,000	584,675
Prudential Financial Incorporated	4.50	11-16-2021	250,000	271,621
Prudential Financial Incorporated	4.60	5-15-2044	500,000	503,121
Prudential Financial Incorporated ±	5.20	3-15-2044	250,000	248,125
Prudential Financial Incorporated	5.38	6-21-2020	500,000	559,479
Prudential Financial Incorporated ±	5.63	6-15-2043	1,000,000	1,040,000
Prudential Financial Incorporated	5.70	12-14-2036	538,000	614,824
Prudential Financial Incorporated ±	5.88	9-15-2042	500,000	531,000
Prudential Financial Incorporated	6.20	11-15-2040	250,000	298,845
Prudential Financial Incorporated	6.63	12-1-2037	65,000	81,404
Prudential Financial Incorporated	7.38	6-15-2019	355,000	414,573
Prudential Financial Incorporated ±	8.88	6-15-2068	200,000	228,000
Prudential Financial Incorporated Series B	5.75	7-15-2033	500,000	569,627
Prudential Financial Incorporated Series C	5.40	6-13-2035	180,000	197,835
Reinsurance Group of America Incorporated	4.70	9-15-2023	300,000	317,795
Reinsurance Group of America Incorporated	5.00	6-1-2021	60,000	65,042
Reinsurance Group of America Incorporated	6.45	11-15-2019	350,000	396,029
StanCorp Financial Group Incorporated	5.00	8-15-2022	100,000	104,690
Torchmark Corporation	3.80	9-15-2022	350,000	346,809
Transatlantic Holdings Incorporated	8.00	11-30-2039	100,000	129,211
Travelers Companies Incorporated	5.35	11-1-2040	350,000	404,601
Travelers Companies Incorporated	5.75	12-15-2017	250,000	271,478
Travelers Companies Incorporated	5.90	6-2-2019	500,000	565,484
Travelers Companies Incorporated	6.25	6-15-2037	365,000	460,855
Travelers Property Casualty Corporation	6.38	3-15-2033	600,000	739,627
Unitrin Incorporated	6.00	5-15-2017	100,000	104,696
Unum Group	4.00	3-15-2024	500,000	503,387
WR Berkley Corporation	5.38	9-15-2020	200,000	220,714

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Insurance (continued)
WR Berkley Corporation	6.25%	2-15-2037	$100,000	$117,250
XL Capital Limited	6.25	5-15-2027	100,000	117,291
XL Capital Limited	6.38	11-15-2024	100,000	117,691
				48,108,964

Real Estate Management & Development : 0.01%
CubeSmart LP	4.38	12-15-2023	250,000	258,220
Jones Lang LaSalle Incorporated	4.40	11-15-2022	100,000	102,659
Regency Centers LP	4.80	4-15-2021	200,000	216,067
Regency Centers LP	5.88	6-15-2017	75,000	79,381
				656,327

REITs : 0.69%
Alexandria Real Estate Equities Incorporated	2.75	1-15-2020	750,000	741,593
Alexandria Real Estate Equities Incorporated	4.50	7-30-2029	750,000	740,360
American Campus Communities Incorporated	3.75	4-15-2023	100,000	98,152
American Tower Corporation	3.45	9-15-2021	500,000	502,476
American Tower Corporation	3.50	1-31-2023	150,000	146,544
American Tower Corporation	4.00	6-1-2025	500,000	495,567
American Tower Corporation	4.50	1-15-2018	500,000	524,039
American Tower Corporation	5.00	2-15-2024	350,000	372,208
American Tower Corporation	5.05	9-1-2020	500,000	542,727
American Tower Corporation	5.90	11-1-2021	565,000	630,916
AvalonBay Communities Incorporated	2.95	9-15-2022	350,000	345,000
AvalonBay Communities Incorporated	3.45	6-1-2025	200,000	198,875
AvalonBay Communities Incorporated	3.50	11-15-2024	150,000	150,089
AvalonBay Communities Incorporated	3.63	10-1-2020	200,000	208,516
AvalonBay Communities Incorporated	4.20	12-15-2023	250,000	264,420
AvalonBay Communities Incorporated	5.70	3-15-2017	150,000	157,644
AvalonBay Communities Incorporated	6.10	3-15-2020	100,000	113,872
Boston Properties LP	3.13	9-1-2023	150,000	146,402
Boston Properties LP	3.80	2-1-2024	300,000	306,931
Boston Properties LP	3.85	2-1-2023	400,000	412,445
Boston Properties LP	4.13	5-15-2021	300,000	317,101
Boston Properties LP	5.63	11-15-2020	500,000	560,969
Boston Properties LP	5.88	10-15-2019	500,000	560,278
Brandywine Operating Partnership LP	3.95	2-15-2023	350,000	342,102
Camden Property Trust	2.95	12-15-2022	150,000	145,166
Camden Property Trust	4.25	1-15-2024	67,000	69,655
Camden Property Trust	4.63	6-15-2021	150,000	160,781
Camden Property Trust	4.88	6-15-2023	100,000	108,268
CBL & Associates LP	4.60	10-15-2024	131,000	123,567
CBL & Associates LP	5.25	12-1-2023	67,000	67,417
Commonwealth REIT	5.88	9-15-2020	100,000	108,059
Corporate Office Properties LP	3.60	5-15-2023	100,000	92,169
Corporate Office Properties LP	3.70	6-15-2021	500,000	487,068
DDR Corporation	3.38	5-15-2023	250,000	237,947
DDR Corporation	3.50	1-15-2021	250,000	251,851
DDR Corporation	4.63	7-15-2022	250,000	258,816
Digital Realty Trust LP	3.63	10-1-2022	200,000	191,778
Digital Realty Trust LP	3.95	7-1-2022	200,000	198,353
Digital Realty Trust LP	5.25	3-15-2021	100,000	108,016
Digital Realty Trust LP	5.88	2-1-2020	300,000	330,996
Duke Realty LP	3.63	4-15-2023	125,000	122,403
Duke Realty LP	3.75	12-1-2024	650,000	633,068
Duke Realty LP	5.95	2-15-2017	350,000	367,229
Entertainment Properties Trust	5.75	8-15-2022	150,000	159,115
EPR Properties Company	5.25	7-15-2023	113,000	115,680
Equity One Incorporated	3.75	11-15-2022	250,000	242,659
ERP Operating LP	4.63	12-15-2021	1,000,000	1,090,943
ERP Operating LP	5.75	6-15-2017	750,000	796,694
Essex Portfolio LP	3.25	5-1-2023	100,000	97,491
Essex Portfolio LP	3.38	1-15-2023	500,000	490,335
Essex Portfolio LP	5.20	3-15-2021	65,000	70,716
Federal Realty Investment Trust	2.75	6-1-2023	100,000	95,932

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
REITs (continued)
Federal Realty Investment Trust	3.00%	8-1-2022	$100,000	$99,074
Federal Realty Investment Trust	4.50	12-1-2044	250,000	251,641
HCP Incorporated	3.15	8-1-2022	100,000	95,341
HCP Incorporated	3.75	2-1-2019	100,000	103,928
HCP Incorporated	3.88	8-15-2024	1,000,000	972,235
HCP Incorporated	4.00	6-1-2025	425,000	415,435
HCP Incorporated	4.20	3-1-2024	200,000	200,465
HCP Incorporated	4.25	11-15-2023	279,000	282,371
HCP Incorporated	5.38	2-1-2021	65,000	71,306
HCP Incorporated	5.63	5-1-2017	100,000	105,031
HCP Incorporated	6.00	1-30-2017	200,000	209,409
HCP Incorporated	6.70	1-30-2018	500,000	546,477
HCP Incorporated	6.75	2-1-2041	65,000	79,167
Health Care REIT Incorporated	4.00	6-1-2025	300,000	295,970
Health Care REIT Incorporated	4.13	4-1-2019	250,000	262,170
Health Care REIT Incorporated	4.50	1-15-2024	200,000	206,405
Health Care REIT Incorporated	4.70	9-15-2017	500,000	523,992
Health Care REIT Incorporated	4.95	1-15-2021	250,000	269,623
Health Care REIT Incorporated	5.25	1-15-2022	100,000	108,716
Health Care REIT Incorporated	5.75	1-15-2021	250,000	277,329
Health Care REIT Incorporated	6.13	4-15-2020	250,000	282,175
Health Care REIT Incorporated	6.50	3-15-2041	200,000	234,787
Healthcare Realty Trust Incorporated	3.75	4-15-2023	125,000	122,427
Highwoods Realty LP	3.20	6-15-2021	500,000	490,034
Highwoods Realty LP	5.85	3-15-2017	300,000	314,381
Hospitality Properties Trust	4.65	3-15-2024	500,000	494,329
Hospitality Properties Trust	5.63	3-15-2017	75,000	77,972
Host Hotels & Resorts Company	3.75	10-15-2023	100,000	96,205
Host Hotels & Resorts Company	4.75	3-1-2023	250,000	258,791
Host Hotels & Resorts Company	6.00	10-1-2021	500,000	558,104
Kilroy Realty Corporation	3.80	1-15-2023	250,000	248,195
Kilroy Realty Corporation	4.80	7-15-2018	150,000	157,937
Kimco Realty Corporation	5.70	5-1-2017	500,000	526,191
Kimco Realty Corporation	6.88	10-1-2019	100,000	115,249
Liberty Property LP	4.40	2-15-2024	156,000	158,953
Liberty Property LP	4.75	10-1-2020	250,000	267,023
Liberty Property LP	5.50	12-15-2016	75,000	77,945
Liberty Property LP	6.63	10-1-2017	150,000	161,779
Mack-Cali Realty Corporation	2.50	12-15-2017	100,000	99,246
Mack-Cali Realty Corporation	3.15	5-15-2023	100,000	86,556
Mack-Cali Realty Corporation	7.75	8-15-2019	150,000	167,639
Mid-America Apartments LP	4.30	10-15-2023	50,000	50,864
National Retail Properties Incorporated	3.30	4-15-2023	100,000	96,848
National Retail Properties Incorporated	3.80	10-15-2022	100,000	99,728
National Retail Properties Incorporated	3.90	6-15-2024	1,000,000	996,371
National Retail Properties Incorporated	6.88	10-15-2017	100,000	108,465
ProLogis Trust	3.35	2-1-2021	400,000	406,422
ProLogis Trust	4.25	8-15-2023	1,000,000	1,056,696
Realty Income Corporation	2.00	1-31-2018	150,000	150,352
Realty Income Corporation	3.88	7-15-2024	500,000	495,787
Realty Income Corporation	4.65	8-1-2023	300,000	314,244
Realty Income Corporation	5.75	1-15-2021	300,000	334,957
Retail Opportunity Investments Corporation	5.00	12-15-2023	50,000	51,448
Simon Property Group LP	2.15	9-15-2017	500,000	506,839
Simon Property Group LP	2.20	2-1-2019	500,000	503,437
Simon Property Group LP	3.38	3-15-2022	500,000	514,684
Simon Property Group LP	3.75	2-1-2024	250,000	259,906
Simon Property Group LP	4.13	12-1-2021	300,000	321,892
Simon Property Group LP	4.38	3-1-2021	500,000	542,897
Simon Property Group LP	4.75	3-15-2042	250,000	266,932
Simon Property Group LP	5.65	2-1-2020	200,000	225,367
Simon Property Group LP	6.13	5-30-2018	100,000	111,447
Simon Property Group LP	6.75	2-1-2040	350,000	468,724
Simon Property Group LP	10.35	4-1-2019	600,000	741,968
UDR Incorporated	3.70	10-1-2020	250,000	258,595
UDR Incorporated	4.25	6-1-2018	150,000	157,056
UDR Incorporated	4.63	1-10-2022	100,000	107,197
Ventas Realty LP	2.70	4-1-2020	200,000	197,884
Ventas Realty LP	4.25	3-1-2022	1,000,000	1,037,067

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
REITs (continued)
Ventas Realty LP	4.75%	6-1-2021	$150,000	$159,546
Ventas Realty LP	5.70	9-30-2043	250,000	271,195
Vornado Realty LP	2.50	6-30-2019	500,000	495,235
Washington REIT	3.95	10-15-2022	150,000	147,815
Weingarten Realty Investors	3.38	10-15-2022	150,000	146,114
Weingarten Realty Investors	3.50	4-15-2023	125,000	121,386
Weyerhaeuser Company	4.63	9-15-2023	300,000	315,298
Weyerhaeuser Company	6.88	12-15-2033	150,000	173,754
Weyerhaeuser Company	7.38	10-1-2019	100,000	116,103
Weyerhaeuser Company	7.38	3-15-2032	700,000	853,798
WP Carey Incorporated	4.60	4-1-2024	500,000	507,086
				40,164,805

Thrifts & Mortgage Finance : 0.01%
Astoria Financial Corporation	5.00	6-19-2017	100,000	103,876
People's United Financial Incorporated	3.65	12-6-2022	150,000	149,190
				253,066

Health Care : 2.20%
Biotechnology : 0.43%
Amgen Incorporated	3.63	5-15-2022	1,000,000	1,031,040
Amgen Incorporated	3.63	5-22-2024	500,000	501,967
Amgen Incorporated	3.88	11-15-2021	2,000,000	2,106,432
Amgen Incorporated	4.10	6-15-2021	100,000	105,975
Amgen Incorporated	4.50	3-15-2020	65,000	70,032
Amgen Incorporated	4.95	10-1-2041	500,000	495,887
Amgen Incorporated	5.15	11-15-2041	350,000	355,150
Amgen Incorporated	5.38	5-15-2043	500,000	527,148
Amgen Incorporated	5.65	6-15-2042	1,100,000	1,206,217
Amgen Incorporated	5.75	3-15-2040	80,000	87,146
Amgen Incorporated	5.85	6-1-2017	350,000	372,082
Amgen Incorporated	6.15	6-1-2018	250,000	275,057
Amgen Incorporated	6.38	6-1-2037	500,000	582,822
Amgen Incorporated	6.40	2-1-2039	250,000	296,335
Baxalta Incorporated 144A	2.88	6-23-2020	400,000	397,072
Baxalta Incorporated 144A	3.60	6-23-2022	200,000	198,560
Baxalta Incorporated 144A	4.00	6-23-2025	650,000	644,354
Baxalta Incorporated 144A	5.25	6-23-2045	400,000	403,267
Biogen Idec Incorporated	6.88	3-1-2018	500,000	553,927
Biogen Incorporated	3.63	9-15-2022	1,000,000	1,017,630
Biogen Incorporated	5.20	9-15-2045	600,000	603,454
Celgene Corporation	2.30	8-15-2018	286,000	288,627
Celgene Corporation	2.88	8-15-2020	1,000,000	1,004,467
Celgene Corporation	3.25	8-15-2022	500,000	500,501
Celgene Corporation	3.63	5-15-2024	500,000	496,834
Celgene Corporation	3.88	8-15-2025	1,000,000	998,512
Celgene Corporation	3.95	10-15-2020	200,000	210,322
Celgene Corporation	4.00	8-15-2023	250,000	257,792
Celgene Corporation	4.63	5-15-2044	750,000	703,649
Celgene Corporation	5.00	8-15-2045	500,000	500,827
Celgene Corporation	5.25	8-15-2043	150,000	152,143
Genzyme Corporation	5.00	6-15-2020	200,000	223,305
Gilead Sciences Incorporated	2.05	4-1-2019	500,000	501,768
Gilead Sciences Incorporated	2.55	9-1-2020	750,000	756,693
Gilead Sciences Incorporated	3.50	2-1-2025	500,000	502,184
Gilead Sciences Incorporated	3.65	3-1-2026	1,500,000	1,512,293
Gilead Sciences Incorporated	3.70	4-1-2024	500,000	514,211
Gilead Sciences Incorporated	4.40	12-1-2021	800,000	871,150
Gilead Sciences Incorporated	4.50	4-1-2021	500,000	545,465
Gilead Sciences Incorporated	4.50	2-1-2045	1,000,000	981,317
Gilead Sciences Incorporated	4.75	3-1-2046	500,000	508,878
Gilead Sciences Incorporated	4.80	4-1-2044	500,000	507,040

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Biotechnology (continued)
Gilead Sciences Incorporated	5.65%	12-1-2041	$400,000	$448,158
				24,817,690

Health Care Equipment & Supplies : 0.35%
Baxter International Incorporated	1.85	6-15-2018	500,000	497,767
Baxter International Incorporated	3.20	6-15-2023	500,000	484,026
Baxter International Incorporated	4.25	3-15-2020	100,000	106,525
Baxter International Incorporated	5.38	6-1-2018	500,000	540,361
Becton Dickinson & Company	1.80	12-15-2017	500,000	501,116
Becton Dickinson & Company	2.68	12-15-2019	500,000	505,943
Becton Dickinson & Company	3.13	11-8-2021	300,000	304,146
Becton Dickinson & Company	3.25	11-12-2020	350,000	357,198
Becton Dickinson & Company	3.73	12-15-2024	750,000	763,902
Becton Dickinson & Company	4.69	12-15-2044	500,000	507,650
Becton Dickinson & Company	6.00	5-15-2039	200,000	231,658
Becton Dickinson & Company	6.38	8-1-2019	500,000	566,438
Boston Scientific Corporation	3.85	5-15-2025	1,000,000	992,316
Boston Scientific Corporation	6.00	1-15-2020	350,000	392,014
Boston Scientific Corporation	7.38	1-15-2040	300,000	369,463
C.R. Bard Incorporated	1.38	1-15-2018	100,000	98,885
C.R. Bard Incorporated	4.40	1-15-2021	168,000	178,988
Edwards Lifesciences Corporation	2.88	10-15-2018	150,000	151,931
Medtronic Incorporated	1.38	4-1-2018	400,000	399,816
Medtronic Incorporated	2.75	4-1-2023	1,000,000	980,082
Medtronic Incorporated	3.15	3-15-2022	2,000,000	2,031,116
Medtronic Incorporated	3.50	3-15-2025	1,200,000	1,215,138
Medtronic Incorporated	4.00	4-1-2043	300,000	284,162
Medtronic Incorporated	4.38	3-15-2035	700,000	716,352
Medtronic Incorporated	4.45	3-15-2020	400,000	436,007
Medtronic Incorporated	4.50	3-15-2042	200,000	203,853
Medtronic Incorporated	4.63	3-15-2044	250,000	257,097
Medtronic Incorporated	4.63	3-15-2045	1,250,000	1,293,694
Medtronic Incorporated	5.55	3-15-2040	300,000	349,784
St. Jude Medical Incorporated	3.25	4-15-2023	500,000	493,852
St. Jude Medical Incorporated	4.75	4-15-2043	300,000	290,899
Stryker Corporation	1.30	4-1-2018	225,000	223,465
Stryker Corporation	4.10	4-1-2043	250,000	240,081
Stryker Corporation	4.38	1-15-2020	150,000	162,304
Zimmer Holdings Incorporated	2.70	4-1-2020	1,250,000	1,248,929
Zimmer Holdings Incorporated	3.55	4-1-2025	1,000,000	977,255
Zimmer Holdings Incorporated	4.45	8-15-2045	500,000	463,665
Zimmer Holdings Incorporated	4.63	11-30-2019	250,000	268,321
Zimmer Holdings Incorporated	5.75	11-30-2039	250,000	273,859
				20,360,058

Health Care Providers & Services : 0.57%
Aetna Incorporated	2.20	3-15-2019	500,000	498,888
Aetna Incorporated	2.75	11-15-2022	300,000	290,899
Aetna Incorporated	3.95	9-1-2020	200,000	211,560
Aetna Incorporated	4.13	6-1-2021	200,000	210,028
Aetna Incorporated	4.13	11-15-2042	250,000	236,297
Aetna Incorporated	4.75	3-15-2044	500,000	515,542
Aetna Incorporated	6.63	6-15-2036	650,000	804,602
AmerisourceBergen Corporation	3.50	11-15-2021	300,000	306,836
Amerisourcebergen Corporation	4.25	3-1-2045	250,000	229,010
AmerisourceBergen Corporation	4.88	11-15-2019	250,000	271,727
Cardinal Health Incorporated	1.70	3-15-2018	157,000	156,731
Cardinal Health Incorporated	3.20	6-15-2022	250,000	248,506
Cardinal Health Incorporated	3.20	3-15-2023	225,000	222,501
Cardinal Health Incorporated	3.50	11-15-2024	500,000	498,820
Catholic Health Initiatives	4.35	11-1-2042	250,000	232,379
CIGNA Corporation	4.00	2-15-2022	250,000	259,230
CIGNA Corporation	4.38	12-15-2020	500,000	535,502
CIGNA Corporation	4.50	3-15-2021	100,000	107,243
CIGNA Corporation	5.13	6-15-2020	215,000	236,256
CIGNA Corporation	5.38	2-15-2042	350,000	388,074

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
CIGNA Corporation	5.88%	3-15-2041	$330,000	$377,193
CIGNA Corporation	6.15	11-15-2036	50,000	57,749
Coventry Health Care Incorporated	5.45	6-15-2021	580,000	646,998
Dignity Health	2.64	11-1-2019	500,000	504,225
Express Scripts Holding Company	3.50	6-15-2024	600,000	598,604
Express Scripts Holding Company	3.90	2-15-2022	500,000	518,125
Express Scripts Holding Company	4.75	11-15-2021	750,000	814,103
Express Scripts Holding Company	6.13	11-15-2041	250,000	284,821
Howard Hughes Medical Institute	3.50	9-1-2023	475,000	496,841
Humana Incorporated	3.15	12-1-2022	300,000	295,856
Humana Incorporated	3.85	10-1-2024	500,000	504,384
Humana Incorporated	4.95	10-1-2044	500,000	505,994
Humana Incorporated	7.20	6-15-2018	500,000	562,832
Kaiser Foundation Hospitals	4.88	4-1-2042	250,000	255,964
Laboratory Corporation of America Holdings	2.20	8-23-2017	67,000	67,343
Laboratory Corporation of America Holdings	3.60	2-1-2025	500,000	486,533
Laboratory Corporation of America Holdings	3.75	8-23-2022	56,000	56,768
Laboratory Corporation of America Holdings	4.00	11-1-2023	150,000	151,337
Laboratory Corporation of America Holdings	4.63	11-15-2020	500,000	529,367
Laboratory Corporation of America Holdings	4.70	2-1-2045	500,000	457,948
Mayo Clinic Rochester	4.00	11-15-2047	100,000	92,407
McKesson Corporation	1.40	3-15-2018	250,000	247,480
McKesson Corporation	2.28	3-15-2019	500,000	500,850
McKesson Corporation	2.85	3-15-2023	200,000	192,661
McKesson Corporation	4.88	3-15-2044	500,000	507,169
McKesson Corporation	6.00	3-1-2041	250,000	289,618
McKesson Corporation	7.50	2-15-2019	500,000	576,095
Medco Health Solutions Incorporated	4.13	9-15-2020	500,000	527,270
Medco Health Solutions Incorporated	7.13	3-15-2018	1,000,000	1,110,457
Novant Health Incorporated	4.37	11-1-2043	100,000	94,301
Quest Diagnostics Incorporated	4.70	4-1-2021	160,000	171,214
Quest Diagnostics Incorporated	4.75	1-30-2020	590,000	630,013
Quest Diagnostics Incorporated	5.75	1-30-2040	111,000	116,036
UnitedHealth Group Incorporated	1.63	3-15-2019	250,000	248,437
UnitedHealth Group Incorporated	2.70	7-15-2020	1,600,000	1,628,518
UnitedHealth Group Incorporated	2.88	3-15-2022	1,000,000	1,007,761
UnitedHealth Group Incorporated	2.88	3-15-2023	500,000	496,164
UnitedHealth Group Incorporated	3.75	7-15-2025	1,000,000	1,037,143
UnitedHealth Group Incorporated	3.95	10-15-2042	500,000	471,313
UnitedHealth Group Incorporated	4.25	3-15-2043	250,000	246,701
UnitedHealth Group Incorporated	4.75	7-15-2045	500,000	527,281
UnitedHealth Group Incorporated	5.80	3-15-2036	250,000	297,370
UnitedHealth Group Incorporated	5.95	2-15-2041	500,000	592,633
UnitedHealth Group Incorporated	6.00	2-15-2018	1,000,000	1,091,725
UnitedHealth Group Incorporated	6.63	11-15-2037	150,000	192,036
UnitedHealth Group Incorporated	6.88	2-15-2038	500,000	664,055
WellPoint Incorporated	1.88	1-15-2018	500,000	501,321
WellPoint Incorporated	2.25	8-15-2019	400,000	400,061
WellPoint Incorporated	2.30	7-15-2018	150,000	151,181
WellPoint Incorporated	2.38	2-15-2017	250,000	252,296
WellPoint Incorporated	3.13	5-15-2022	500,000	492,729
WellPoint Incorporated	3.30	1-15-2023	250,000	247,091
WellPoint Incorporated	4.63	5-15-2042	500,000	484,765
WellPoint Incorporated	4.65	1-15-2043	450,000	437,928
WellPoint Incorporated	4.65	8-15-2044	500,000	481,772
WellPoint Incorporated	5.85	1-15-2036	725,000	807,745
WellPoint Incorporated	7.00	2-15-2019	500,000	565,496
				33,012,709

Life Sciences Tools & Services : 0.05%
Life Technologies Corporation	5.00	1-15-2021	150,000	161,638
Life Technologies Corporation	6.00	3-1-2020	250,000	280,889
Thermo Fisher Scientific Incorporated	1.30	2-1-2017	350,000	349,274
Thermo Fisher Scientific Incorporated	2.40	2-1-2019	400,000	401,456
Thermo Fisher Scientific Incorporated	3.15	1-15-2023	500,000	491,716
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	300,000	300,621
Thermo Fisher Scientific Incorporated	3.60	8-15-2021	400,000	410,085

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific Incorporated	4.15%	2-1-2024	$400,000	$419,141
Thermo Fisher Scientific Incorporated	5.30	2-1-2044	200,000	215,587
				3,030,407

Pharmaceuticals : 0.80%
Abbott Laboratories	2.95	3-15-2025	1,250,000	1,232,944
Abbott Laboratories	4.13	5-27-2020	250,000	271,795
Abbott Laboratories	5.13	4-1-2019	139,000	153,834
Abbott Laboratories	5.30	5-27-2040	250,000	286,059
Abbott Laboratories	6.00	4-1-2039	150,000	183,789
Abbott Laboratories	6.15	11-30-2037	237,000	293,555
AbbVie Incorporated	1.75	11-6-2017	1,500,000	1,505,291
AbbVie Incorporated	2.00	11-6-2018	300,000	300,855
AbbVie Incorporated	2.50	5-14-2020	2,000,000	1,987,572
AbbVie Incorporated	2.90	11-6-2022	2,000,000	1,956,364
AbbVie Incorporated	3.60	5-14-2025	1,500,000	1,486,455
AbbVie Incorporated	4.40	11-6-2042	500,000	465,910
AbbVie Incorporated	4.50	5-14-2035	1,000,000	972,967
AbbVie Incorporated	4.70	5-14-2045	1,000,000	981,563
Allergan Incorporated	1.35	3-15-2018	50,000	49,249
Allergan Incorporated	2.80	3-15-2023	225,000	214,762
Allergan Incorporated	3.38	9-15-2020	500,000	511,250
Bristol-Myers Squibb Company	1.75	3-1-2019	250,000	249,305
Bristol-Myers Squibb Company	2.00	8-1-2022	250,000	243,165
Bristol-Myers Squibb Company	3.25	11-1-2023	156,000	161,542
Bristol-Myers Squibb Company	3.25	8-1-2042	250,000	217,679
Bristol-Myers Squibb Company	4.50	3-1-2044	605,000	651,895
Bristol-Myers Squibb Company	5.88	11-15-2036	582,000	710,776
Eli Lilly & Company	2.75	6-1-2025	600,000	595,083
Eli Lilly & Company	3.70	3-1-2045	500,000	468,135
Eli Lilly & Company	5.20	3-15-2017	500,000	526,596
Eli Lilly & Company	5.50	3-15-2027	400,000	477,467
GlaxoSmithKline Capital Incorporated	2.80	3-18-2023	200,000	200,476
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	300,000	341,630
GlaxoSmithKline Capital Incorporated	5.65	5-15-2018	1,650,000	1,814,130
GlaxoSmithKline Capital Incorporated	6.38	5-15-2038	1,000,000	1,284,883
Johnson & Johnson	1.13	11-21-2017	350,000	350,728
Johnson & Johnson	1.65	12-5-2018	700,000	706,439
Johnson & Johnson	4.38	12-5-2033	583,000	642,295
Johnson & Johnson	4.50	9-1-2040	300,000	329,293
Johnson & Johnson	4.85	5-15-2041	200,000	231,429
Johnson & Johnson	4.95	5-15-2033	180,000	207,662
Johnson & Johnson	5.15	7-15-2018	500,000	549,564
Johnson & Johnson	5.55	8-15-2017	250,000	268,868
Johnson & Johnson	5.85	7-15-2038	500,000	642,056
Johnson & Johnson	6.73	11-15-2023	300,000	384,073
Merck & Company Incorporated	1.30	5-18-2018	333,000	333,240
Merck & Company Incorporated	2.40	9-15-2022	500,000	492,426
Merck & Company Incorporated	2.75	2-10-2025	2,500,000	2,443,808
Merck & Company Incorporated	2.80	5-18-2023	650,000	650,402
Merck & Company Incorporated	3.60	9-15-2042	250,000	228,827
Merck & Company Incorporated	3.70	2-10-2045	1,000,000	926,692
Merck & Company Incorporated	3.88	1-15-2021	350,000	375,875
Merck & Company Incorporated	4.15	5-18-2043	500,000	499,452
Merck & Company Incorporated	5.00	6-30-2019	250,000	277,275
Merck & Company Incorporated	5.85	6-30-2039	75,000	90,466
Mylan Incorporated	2.55	3-28-2019	112,000	109,833
Mylan Incorporated	2.60	6-24-2018	1,000,000	992,640
Mylan Incorporated	5.40	11-29-2043	33,000	31,462
Novartis Capital Corporation	2.40	9-21-2022	500,000	493,930
Novartis Capital Corporation	3.40	5-6-2024	1,500,000	1,561,035
Novartis Capital Corporation	3.70	9-21-2042	250,000	238,635
Novartis Capital Corporation	4.40	4-24-2020	500,000	552,728
Pfizer Incorporated	1.50	6-15-2018	500,000	500,698
Pfizer Incorporated	3.40	5-15-2024	500,000	511,461
Pfizer Incorporated	4.30	6-15-2043	300,000	298,189
Pfizer Incorporated	5.45	4-1-2017	500,000	528,289
Pfizer Incorporated	6.00	2-15-2036	625,000	749,194

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
Pfizer Incorporated	6.20%	3-15-2019	$2,000,000	$2,263,254
Pfizer Incorporated	6.50	2-1-2034	500,000	624,475
Pfizer Incorporated	7.20	3-15-2039	750,000	1,025,925
Pharmacia Corporation	6.60	12-1-2028	500,000	625,433
Schering-Plough Corporation	6.50	12-1-2033	250,000	320,671
Schering-Plough Corporation	6.55	9-15-2037	200,000	262,075
Teva Pharmaceutical Finance LLC	2.25	3-18-2020	250,000	243,427
Teva Pharmaceutical Finance LLC	6.15	2-1-2036	400,000	439,757
Watson Pharmaceuticals Incorporated	1.88	10-1-2017	500,000	500,739
Watson Pharmaceuticals Incorporated	3.25	10-1-2022	750,000	743,562
Watson Pharmaceuticals Incorporated	4.63	10-1-2042	500,000	486,022
Watson Pharmaceuticals Incorporated	6.13	8-15-2019	130,000	145,545
Zoetis Incorporated	3.25	2-1-2023	600,000	573,548
Zoetis Incorporated	4.70	2-1-2043	500,000	434,593
				46,684,966

Industrials : 1.46%
Aerospace & Defense : 0.38%
Boeing Company	0.95	5-15-2018	150,000	148,623
Boeing Company	4.88	2-15-2020	140,000	157,289
Boeing Company	5.88	2-15-2040	30,000	37,954
Boeing Company	6.00	3-15-2019	300,000	339,894
Boeing Company	6.13	2-15-2033	180,000	226,469
Boeing Company	6.88	3-15-2039	800,000	1,114,841
General Dynamics Corporation	1.00	11-15-2017	500,000	498,153
General Dynamics Corporation	2.25	11-15-2022	500,000	481,561
General Dynamics Corporation	3.88	7-15-2021	200,000	212,519
Honeywell International Incorporated	3.35	12-1-2023	200,000	205,436
Honeywell International Incorporated	4.25	3-1-2021	50,000	54,927
Honeywell International Incorporated	5.00	2-15-2019	750,000	826,197
Honeywell International Incorporated	5.30	3-1-2018	100,000	108,570
Honeywell International Incorporated	5.38	3-1-2041	365,000	430,564
Honeywell International Incorporated	5.70	3-15-2037	250,000	301,639
L-3 Communications Corporation	4.95	2-15-2021	500,000	523,673
L-3 Communications Corporation	5.20	10-15-2019	500,000	531,711
Lockheed Martin Corporation	3.35	9-15-2021	250,000	256,558
Lockheed Martin Corporation	3.80	3-1-2045	500,000	444,431
Lockheed Martin Corporation	4.07	12-15-2042	1,042,000	969,688
Lockheed Martin Corporation	4.25	11-15-2019	1,000,000	1,075,883
Lockheed Martin Corporation Series B	6.15	9-1-2036	175,000	211,840
Northrop Grumman Corporation	1.75	6-1-2018	300,000	299,043
Northrop Grumman Corporation	3.25	8-1-2023	350,000	351,094
Northrop Grumman Corporation	3.50	3-15-2021	300,000	311,598
Northrop Grumman Corporation	4.75	6-1-2043	500,000	511,803
Northrop Grumman Corporation	5.05	8-1-2019	85,000	92,726
Northrop Grumman Corporation	5.05	11-15-2040	100,000	106,041
Northrop Grumman Corporation	7.75	2-15-2031	300,000	397,836
Precision Castparts Corporation	1.25	1-15-2018	500,000	498,930
Precision Castparts Corporation	2.50	1-15-2023	250,000	244,474
Precision Castparts Corporation	3.25	6-15-2025	300,000	298,415
Precision Castparts Corporation	3.90	1-15-2043	200,000	186,066
Raytheon Company	2.50	12-15-2022	350,000	343,460
Raytheon Company	4.40	2-15-2020	600,000	653,095
Raytheon Company	4.70	12-15-2041	500,000	538,689
Raytheon Company	7.20	8-15-2027	120,000	158,200
Rockwell Collins Incorporated	3.70	12-15-2023	350,000	365,403
Rockwell Collins Incorporated	4.80	12-15-2043	250,000	267,518
Rockwell Collins Incorporated	5.25	7-15-2019	50,000	54,727
Textron Incorporated	3.65	3-1-2021	150,000	151,860
Textron Incorporated	4.30	3-1-2024	200,000	204,679
Textron Incorporated	7.25	10-1-2019	350,000	401,669
United Technologies Corporation	1.80	6-1-2017	533,000	537,467
United Technologies Corporation	3.10	6-1-2022	839,000	857,566
United Technologies Corporation	4.50	4-15-2020	500,000	550,661
United Technologies Corporation	4.50	6-1-2042	1,033,000	1,049,480
United Technologies Corporation	5.38	12-15-2017	500,000	539,683

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Aerospace & Defense (continued)
United Technologies Corporation	5.70%	4-15-2040	$500,000	$594,071
United Technologies Corporation	6.05	6-1-2036	400,000	483,720
United Technologies Corporation	6.13	2-1-2019	565,000	634,097
United Technologies Corporation	6.13	7-15-2038	500,000	617,837
United Technologies Corporation	7.50	9-15-2029	430,000	592,375
				22,052,703

Air Freight & Logistics : 0.09%
FedEx Corporation	2.63	8-1-2022	482,000	471,507
FedEx Corporation	3.88	8-1-2042	200,000	173,178
FedEx Corporation	4.00	1-15-2024	290,000	304,306
FedEx Corporation	4.90	1-15-2034	250,000	260,370
FedEx Corporation	5.10	1-15-2044	300,000	310,851
FedEx Corporation	8.00	1-15-2019	400,000	469,773
United Parcel Service Incorporated	1.13	10-1-2017	250,000	250,261
United Parcel Service Incorporated	2.45	10-1-2022	400,000	397,105
United Parcel Service Incorporated	3.13	1-15-2021	900,000	944,682
United Parcel Service Incorporated	5.13	4-1-2019	500,000	555,864
United Parcel Service Incorporated	5.50	1-15-2018	100,000	108,845
United Parcel Service Incorporated	6.20	1-15-2038	795,000	1,024,288
				5,271,030

Airlines : 0.06%
American Airlines	4.00	1-15-2027	540,261	545,663
American Airlines	4.95	7-15-2024	564,089	601,460
Continental Airlines Incorporated Series A	4.75	7-12-2022	384,034	404,196
Continental Airlines Incorporated Series A	7.25	5-10-2021	144,104	163,198
Delta Air Lines Incorporated	4.95	11-23-2020	116,468	122,874
Delta Air Lines Incorporated	6.82	2-10-2024	66,829	76,895
Delta Air Lines Incorporated	7.75	6-17-2021	232,925	261,750
Hawaiian Airlines Incorporated	3.90	1-15-2026	37,362	36,428
United Airlines Incorporated	4.00	10-11-2027	485,140	496,055
United Airlines Incorporated	4.30	2-15-2027	317,012	330,485
US Airways Group Incorporated	3.95	5-15-2027	135,693	137,728
US Airways Group Incorporated	4.63	12-3-2026	216,406	219,652
				3,396,384

Building Products : 0.00%
Owens Corning Incorporated	4.20	12-15-2022	213,000	214,837

Commercial Services & Supplies : 0.13%
Avery Dennison Corporation	5.38	4-15-2020	350,000	377,931
Black & Decker Corporation	3.40	12-1-2021	400,000	408,388
Cintas Corporation No. 2	3.25	6-1-2022	100,000	101,001
Cintas Corporation No. 2	4.30	6-1-2021	60,000	63,713
Cintas Corporation No. 2	6.13	12-1-2017	200,000	217,042
Cintas Corporation No. 2	6.15	8-15-2036	50,000	60,339
Cooper US Incorporated	3.88	12-15-2020	200,000	208,177
Cooper US Incorporated	6.10	7-1-2017	100,000	106,797
CRH America Incorporated	8.13	7-15-2018	200,000	229,219
Equifax Incorporated	3.30	12-15-2022	231,000	231,714
Equifax Incorporated	7.00	7-1-2037	50,000	55,931
Pitney Bowes Incorporated	4.63	3-15-2024	500,000	495,741
Pitney Bowes Incorporated	5.75	9-15-2017	16,000	17,135
Republic Services Incorporated	3.55	6-1-2022	1,000,000	1,025,703
Republic Services Incorporated	3.80	5-15-2018	100,000	104,155
Republic Services Incorporated	4.75	5-15-2023	300,000	328,990
Republic Services Incorporated	5.25	11-15-2021	50,000	55,582
Republic Services Incorporated	5.50	9-15-2019	125,000	138,225
Republic Services Incorporated	5.70	5-15-2041	550,000	618,072
Republic Services Incorporated	6.20	3-1-2040	250,000	297,086
Waste Management Incorporated	3.13	3-1-2025	600,000	584,378
Waste Management Incorporated	4.10	3-1-2045	500,000	466,462
Waste Management Incorporated	4.60	3-1-2021	200,000	217,035
Waste Management Incorporated	4.75	6-30-2020	500,000	544,917

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Commercial Services & Supplies (continued)
Waste Management Incorporated	6.10%	3-15-2018	$326,000	$357,990
				7,311,723

Electrical Equipment : 0.08%
Eaton Corporation	1.50	11-2-2017	500,000	499,162
Eaton Corporation	2.75	11-2-2022	1,000,000	975,535
Eaton Corporation	4.15	11-2-2042	500,000	468,530
Eaton Corporation	6.95	3-20-2019	200,000	229,561
Emerson Electric Company	3.15	6-1-2025	300,000	299,812
Emerson Electric Company	4.25	11-15-2020	200,000	216,622
Emerson Electric Company	4.88	10-15-2019	200,000	220,802
Emerson Electric Company	5.25	10-15-2018	50,000	54,707
Emerson Electric Company	5.25	11-15-2039	500,000	571,381
Emerson Electric Company	5.38	10-15-2017	200,000	214,204
Emerson Electric Company	6.13	4-15-2039	100,000	123,831
Hubbell Incorporated	3.63	11-15-2022	200,000	206,602
Rockwell Automation Incorporated	6.25	12-1-2037	300,000	375,320
Roper Industries Incorporated	6.25	9-1-2019	200,000	223,182
				4,679,251

Industrial Conglomerates : 0.11%
3M Company	1.00	6-26-2017	250,000	249,827
3M Company	2.00	6-26-2022	725,000	708,770
3M Company	5.70	3-15-2037	325,000	399,380
Danaher Corporation	3.90	6-23-2021	100,000	106,954
Danaher Corporation	5.40	3-1-2019	450,000	498,817
GATX Corporation	2.50	3-15-2019	167,000	165,236
GATX Corporation	4.85	6-1-2021	100,000	105,612
General Electric Company	2.70	10-9-2022	1,000,000	1,003,255
General Electric Company	4.13	10-9-2042	750,000	733,550
General Electric Company	4.50	3-11-2044	1,000,000	1,033,403
General Electric Company	5.25	12-6-2017	1,100,000	1,186,227
				6,191,031

Machinery : 0.22%
Caterpillar Incorporated	1.50	6-26-2017	1,000,000	1,004,444
Caterpillar Incorporated	3.80	8-15-2042	150,000	135,168
Caterpillar Incorporated	3.90	5-27-2021	1,000,000	1,072,923
Caterpillar Incorporated	4.30	5-15-2044	500,000	488,835
Caterpillar Incorporated	5.20	5-27-2041	555,000	601,916
Caterpillar Incorporated	6.05	8-15-2036	900,000	1,062,761
Crane Company	2.75	12-15-2018	150,000	150,461
Cummins Incorporated	3.65	10-1-2023	167,000	172,559
Cummins Incorporated	4.88	10-1-2043	86,000	90,083
Deere & Company	2.60	6-8-2022	500,000	495,781
Deere & Company	3.90	6-9-2042	500,000	473,794
Deere & Company	4.38	10-16-2019	1,400,000	1,518,614
Deere & Company	5.38	10-16-2029	300,000	349,136
Dover Corporation	4.30	3-1-2021	500,000	537,450
Dover Corporation	5.38	10-15-2035	200,000	225,946
Dover Corporation	5.45	3-15-2018	100,000	108,290
Dover Corporation	6.60	3-15-2038	60,000	77,898
Flowserve Corporation	4.00	11-15-2023	107,000	107,048
IDEX Corporation	4.50	12-15-2020	100,000	104,772
Illinois Tool Works Incorporated	0.90	2-25-2017	300,000	299,450
Illinois Tool Works Incorporated	1.95	3-1-2019	500,000	501,805
Illinois Tool Works Incorporated	3.38	9-15-2021	120,000	123,915
Illinois Tool Works Incorporated	3.90	9-1-2042	306,000	291,961
Illinois Tool Works Incorporated	4.88	9-15-2041	295,000	322,075
Illinois Tool Works Incorporated	6.25	4-1-2019	155,000	176,466
Ingersoll-Rand Global Holding Company Limited	4.25	6-15-2023	1,000,000	1,030,382
Ingersoll-Rand Global Holding Company Limited	6.88	8-15-2018	250,000	278,719
Kennametal Incorporated	2.65	11-1-2019	150,000	148,150
Kennametal Incorporated	3.88	2-15-2022	98,000	97,992

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Machinery (continued)
Parker Hannifin Corporation	3.50%	9-15-2022	$100,000	$103,695
Parker Hannifin Corporation	5.50	5-15-2018	135,000	146,477
Parker Hannifin Corporation	6.25	5-15-2038	60,000	76,321
Snap-on Incorporated	6.13	9-1-2021	150,000	173,938
Stanley Black & Decker Incorporated	2.90	11-1-2022	350,000	346,914
Stanley Black & Decker Incorporated ±	5.75	12-15-2053	100,000	106,600
Wabtec Corporation	4.38	8-15-2023	100,000	102,746
				13,105,485

Professional Services : 0.02%
Dun & Bradstreet Corporation	4.38	12-1-2022	250,000	245,822
Verisk Analytics Incorporated	4.00	6-15-2025	600,000	585,590
Verisk Analytics Incorporated	4.13	9-12-2022	250,000	252,082
				1,083,494

Road & Rail : 0.31%
BNSF Railway Company	5.75	5-1-2040	550,000	625,793
Burlington Northern Santa Fe LLC	3.00	3-15-2023	300,000	297,194
Burlington Northern Santa Fe LLC	3.05	3-15-2022	500,000	506,665
Burlington Northern Santa Fe LLC	3.40	9-1-2024	300,000	300,400
Burlington Northern Santa Fe LLC	3.60	9-1-2020	200,000	209,027
Burlington Northern Santa Fe LLC	3.75	4-1-2024	500,000	514,585
Burlington Northern Santa Fe LLC	4.40	3-15-2042	1,000,000	963,898
Burlington Northern Santa Fe LLC	4.45	3-15-2043	300,000	287,779
Burlington Northern Santa Fe LLC	4.55	9-1-2044	300,000	293,913
Burlington Northern Santa Fe LLC	4.70	10-1-2019	125,000	136,010
Burlington Northern Santa Fe LLC	4.90	4-1-2044	500,000	514,293
Burlington Northern Santa Fe LLC	4.95	9-15-2041	200,000	207,249
Burlington Northern Santa Fe LLC	5.05	3-1-2041	250,000	262,022
Burlington Northern Santa Fe LLC	5.15	9-1-2043	300,000	320,646
Burlington Northern Santa Fe LLC	5.65	5-1-2017	360,000	381,448
Burlington Northern Santa Fe LLC	6.15	5-1-2037	650,000	770,453
CSX Corporation	3.40	8-1-2024	397,000	398,128
CSX Corporation	3.70	10-30-2020	250,000	263,412
CSX Corporation	4.10	3-15-2044	400,000	369,419
CSX Corporation	4.25	6-1-2021	200,000	212,686
CSX Corporation	4.50	8-1-2054	500,000	455,476
CSX Corporation	4.75	5-30-2042	230,000	231,839
CSX Corporation	5.60	5-1-2017	100,000	105,793
CSX Corporation	6.00	10-1-2036	300,000	344,422
CSX Corporation	6.15	5-1-2037	320,000	379,449
CSX Corporation	6.22	4-30-2040	200,000	238,992
CSX Corporation	7.38	2-1-2019	500,000	576,503
Kansas City Southern Railway Company	4.30	5-15-2043	200,000	180,818
Norfolk Southern Corporation	2.90	2-15-2023	886,000	858,296
Norfolk Southern Corporation	3.00	4-1-2022	500,000	495,219
Norfolk Southern Corporation	3.85	1-15-2024	200,000	204,222
Norfolk Southern Corporation	3.95	10-1-2042	120,000	105,223
Norfolk Southern Corporation	4.84	10-1-2041	685,000	683,806
Norfolk Southern Corporation	5.59	5-17-2025	53,000	60,979
Norfolk Southern Corporation	5.75	4-1-2018	500,000	543,289
Norfolk Southern Corporation	5.90	6-15-2019	65,000	72,854
Norfolk Southern Corporation	6.00	5-23-2111	500,000	536,713
Ryder System Incorporated	2.45	11-15-2018	350,000	350,095
Ryder System Incorporated	2.50	3-1-2017	200,000	201,653
Ryder System Incorporated	2.50	5-11-2020	200,000	196,070
Ryder System Incorporated	3.50	6-1-2017	200,000	204,768
Union Pacific Corporation	2.25	2-15-2019	200,000	202,668
Union Pacific Corporation	3.25	1-15-2025	250,000	254,005
Union Pacific Corporation	3.75	3-15-2024	200,000	210,630
Union Pacific Corporation	4.00	2-1-2021	500,000	537,397
Union Pacific Corporation	4.15	1-15-2045	250,000	246,487
Union Pacific Corporation	4.16	7-15-2022	437,000	474,890
Union Pacific Corporation	4.30	6-15-2042	250,000	253,975
Union Pacific Corporation	4.82	2-1-2044	947,000	1,031,396

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Road & Rail (continued)
Union Pacific Corporation	4.85%	6-15-2044	$200,000	$219,329
				18,292,276

Trading Companies & Distributors : 0.06%
Air Lease Corporation	2.13	1-15-2018	500,000	492,600
Air Lease Corporation	3.38	1-15-2019	1,250,000	1,265,625
International Lease Finance Corporation 144A	7.13	9-1-2018	1,000,000	1,097,500
W.W. Grainger Incorporated	4.60	6-15-2045	400,000	417,656
				3,273,381

Information Technology : 1.57%
Communications Equipment : 0.18%
Cisco Systems Incorporated	2.45	6-15-2020	600,000	610,579
Cisco Systems Incorporated	2.90	3-4-2021	300,000	309,994
Cisco Systems Incorporated	3.00	6-15-2022	200,000	204,115
Cisco Systems Incorporated	3.15	3-14-2017	1,000,000	1,028,886
Cisco Systems Incorporated	3.63	3-4-2024	500,000	526,269
Cisco Systems Incorporated	4.45	1-15-2020	950,000	1,040,990
Cisco Systems Incorporated	4.95	2-15-2019	800,000	880,179
Cisco Systems Incorporated	5.50	1-15-2040	700,000	824,405
Cisco Systems Incorporated	5.90	2-15-2039	800,000	981,350
Harris Corporation	4.40	12-15-2020	300,000	315,082
Motorola Incorporated	3.50	3-1-2023	550,000	484,562
Motorola Incorporated	7.50	5-15-2025	120,000	134,768
Qualcomm Incorporated	2.25	5-20-2020	1,500,000	1,476,288
Qualcomm Incorporated	3.45	5-20-2025	1,000,000	945,473
Qualcomm Incorporated	4.65	5-20-2035	400,000	352,408
Qualcomm Incorporated	4.80	5-20-2045	600,000	502,321
				10,617,669

Electronic Equipment, Instruments & Components : 0.06%
Agilent Technologies Incorporated	3.88	7-15-2023	150,000	150,085
Amphenol Corporation	2.55	1-30-2019	200,000	201,177
Amphenol Corporation	4.00	2-1-2022	300,000	307,761
Arrow Electronics Incorporated	5.13	3-1-2021	300,000	324,348
Arrow Electronics Incorporated	6.00	4-1-2020	100,000	109,330
Avnet Incorporated	5.88	6-15-2020	100,000	108,277
Corning Incorporated	1.45	11-15-2017	400,000	396,682
Corning Incorporated	2.90	5-15-2022	500,000	479,917
Corning Incorporated	3.70	11-15-2023	113,000	112,231
Corning Incorporated	4.25	8-15-2020	250,000	263,694
Corning Incorporated	5.75	8-15-2040	150,000	161,198
Corning Incorporated	6.63	5-15-2019	20,000	22,588
Ingram Micro Incorporated	4.95	12-15-2024	200,000	200,404
Keysight Technologies Incorporated	3.30	10-30-2019	250,000	246,444
Keysight Technologies Incorporated	4.55	10-30-2024	250,000	238,938
Tech Data Corporation	3.75	9-21-2017	100,000	101,423
				3,424,497

Internet Software & Services : 0.05%
eBay Incorporated	1.35	7-15-2017	400,000	397,047
eBay Incorporated	2.60	7-15-2022	350,000	327,823
eBay Incorporated	2.88	8-1-2021	500,000	492,153
eBay Incorporated	3.25	10-15-2020	200,000	203,067
eBay Incorporated	3.45	8-1-2024	350,000	335,645
eBay Incorporated	4.00	7-15-2042	250,000	194,757
Google Incorporated	3.38	2-25-2024	125,000	131,738
Google Incorporated	3.63	5-19-2021	500,000	533,933
				2,616,163

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
IT Services : 0.28%
Broadridge Financial Solutions Incorporated	3.95%	9-1-2020	$100,000	$104,149
Computer Sciences Corporation	4.45	9-15-2022	200,000	203,604
Computer Sciences Corporation	6.50	3-15-2018	425,000	463,745
Fidelity National Information Services Incorporated	2.00	4-15-2018	114,000	112,511
Fidelity National Information Services Incorporated	3.50	4-15-2023	131,000	125,889
Fidelity National Information Services Incorporated	3.63	10-15-2020	1,000,000	1,014,815
Fidelity National Information Services Incorporated	5.00	3-15-2022	300,000	311,369
Fidelity National Information Services Incorporated	5.00	10-15-2025	1,000,000	1,036,470
Fiserv Incorporated	2.70	6-1-2020	400,000	399,158
Fiserv Incorporated	3.50	10-1-2022	400,000	402,927
Fiserv Incorporated	3.85	6-1-2025	300,000	302,781
Fiserv Incorporated	4.75	6-15-2021	500,000	539,716
IBM Corporation	1.25	2-8-2018	500,000	498,817
IBM Corporation	1.63	5-15-2020	500,000	492,100
IBM Corporation	1.88	5-15-2019	500,000	500,289
IBM Corporation	1.88	8-1-2022	400,000	379,001
IBM Corporation	1.95	2-12-2019	500,000	502,808
IBM Corporation	3.38	8-1-2023	400,000	408,671
IBM Corporation	4.00	6-20-2042	500,000	465,732
IBM Corporation	5.60	11-30-2039	900,000	1,036,769
IBM Corporation	5.70	9-14-2017	1,500,000	1,618,211
IBM Corporation	5.88	11-29-2032	250,000	298,859
IBM Corporation	7.00	10-30-2025	300,000	388,433
IBM Corporation	7.63	10-15-2018	500,000	581,447
MasterCard Incorporated	3.38	4-1-2024	1,000,000	1,022,882
Total System Services Incorporated	2.38	6-1-2018	205,000	204,539
Total System Services Incorporated	3.75	6-1-2023	150,000	144,473
Western Union Company	2.88	12-10-2017	250,000	253,918
Western Union Company	5.25	4-1-2020	80,000	87,303
Western Union Company	6.20	11-17-2036	175,000	175,788
Western Union Company	6.20	6-21-2040	200,000	192,233
Xerox Corporation	2.95	3-15-2017	500,000	505,434
Xerox Corporation	4.50	5-15-2021	1,000,000	1,009,036
Xerox Corporation	5.63	12-15-2019	200,000	213,910
Xerox Corporation	6.35	5-15-2018	150,000	160,587
Xerox Corporation	6.75	2-1-2017	250,000	263,247
Xerox Corporation	6.75	12-15-2039	100,000	98,488
				16,520,109

Semiconductors & Semiconductor Equipment : 0.16%
Altera Corporation	2.50	11-15-2018	250,000	253,395
Analog Devices Incorporated	2.88	6-1-2023	150,000	142,845
Applied Materials Incorporated	4.30	6-15-2021	300,000	321,651
Applied Materials Incorporated	5.85	6-15-2041	200,000	219,934
Broadcom Corporation	2.50	8-15-2022	250,000	250,019
Intel Corporation	1.35	12-15-2017	1,150,000	1,153,750
Intel Corporation	2.70	12-15-2022	550,000	549,822
Intel Corporation	3.30	10-1-2021	847,000	886,961
Intel Corporation	3.70	7-29-2025	1,000,000	1,040,910
Intel Corporation	4.00	12-15-2032	500,000	490,979
Intel Corporation	4.25	12-15-2042	250,000	243,435
Intel Corporation	4.80	10-1-2041	643,000	677,622
Intel Corporation	4.90	7-29-2045	750,000	793,427
KLA-Tencor Corporation	4.65	11-1-2024	1,000,000	1,015,935
Maxim Integrated Product Incorporated	3.38	3-15-2023	200,000	200,727
Texas Instruments Incorporated	1.00	5-1-2018	200,000	197,246
Texas Instruments Incorporated	1.65	8-3-2019	250,000	247,887
Texas Instruments Incorporated	2.25	5-1-2023	250,000	238,362
Xilinx Incorporated	2.13	3-15-2019	250,000	248,525
Xilinx Incorporated	3.00	3-15-2021	250,000	250,972
				9,424,404

Software : 0.47%
Adobe Systems Incorporated	4.75	2-1-2020	325,000	355,767
Autodesk Incorporated	1.95	12-15-2017	250,000	249,463
Autodesk Incorporated	3.60	12-15-2022	250,000	244,324

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Software (continued)
CA Incorporated	5.38%	12-1-2019	$500,000	$542,421
Intuit Incorporated	5.75	3-15-2017	200,000	210,825
Microsoft Corporation	1.63	12-6-2018	400,000	402,832
Microsoft Corporation	2.00	11-3-2020	1,200,000	1,202,359
Microsoft Corporation	2.70	2-12-2025	2,000,000	1,960,798
Microsoft Corporation	3.00	10-1-2020	400,000	419,300
Microsoft Corporation	3.50	2-12-2035	1,000,000	923,271
Microsoft Corporation	3.63	12-15-2023	1,000,000	1,062,346
Microsoft Corporation	3.75	5-1-2043	47,000	43,543
Microsoft Corporation	3.75	2-12-2045	500,000	460,662
Microsoft Corporation	4.00	2-8-2021	500,000	547,017
Microsoft Corporation	4.00	2-12-2055	1,000,000	891,847
Microsoft Corporation	4.20	6-1-2019	875,000	952,449
Microsoft Corporation	4.45	11-3-2045	2,000,000	2,064,270
Microsoft Corporation	4.50	10-1-2040	500,000	520,010
Microsoft Corporation	4.88	12-15-2043	200,000	217,998
Microsoft Corporation	5.20	6-1-2039	110,000	124,506
Microsoft Corporation	5.30	2-8-2041	500,000	576,681
Oracle Corporation	1.20	10-15-2017	1,000,000	1,002,393
Oracle Corporation	2.38	1-15-2019	600,000	611,412
Oracle Corporation	2.50	10-15-2022	800,000	784,932
Oracle Corporation	2.80	7-8-2021	1,500,000	1,523,582
Oracle Corporation	2.95	5-15-2025	2,000,000	1,955,930
Oracle Corporation	3.63	7-15-2023	400,000	416,069
Oracle Corporation	3.88	7-15-2020	350,000	376,422
Oracle Corporation	3.90	5-15-2035	500,000	478,429
Oracle Corporation	4.30	7-8-2034	1,000,000	1,006,232
Oracle Corporation	4.38	5-15-2055	1,000,000	932,117
Oracle Corporation	4.50	7-8-2044	500,000	503,786
Oracle Corporation	5.00	7-8-2019	600,000	664,323
Oracle Corporation	5.38	7-15-2040	600,000	669,549
Oracle Corporation	5.75	4-15-2018	1,000,000	1,099,790
Oracle Corporation	6.13	7-8-2039	200,000	244,246
Oracle Corporation	6.50	4-15-2038	250,000	316,522
Symantec Corporation	3.95	6-15-2022	200,000	198,835
Symantec Corporation	4.20	9-15-2020	300,000	311,869
				27,069,127

Technology Hardware, Storage & Peripherals : 0.37%
Apple Incorporated	1.00	5-3-2018	2,800,000	2,783,987
Apple Incorporated	2.00	5-6-2020	1,000,000	1,002,352
Apple Incorporated	2.40	5-3-2023	3,150,000	3,077,947
Apple Incorporated	3.20	5-13-2025	750,000	761,303
Apple Incorporated	3.45	5-6-2024	1,000,000	1,037,121
Apple Incorporated	3.45	2-9-2045	1,000,000	860,000
Apple Incorporated	3.85	5-4-2043	1,000,000	930,187
Apple Incorporated	4.38	5-13-2045	1,000,000	1,004,889
EMC Corporation	1.88	6-1-2018	950,000	916,132
EMC Corporation	2.65	6-1-2020	500,000	466,606
EMC Corporation	3.38	6-1-2023	850,000	728,065
Hewlett Packard Enterprise Company 144A	3.60	10-15-2020	3,250,000	3,275,766
Hewlett Packard Enterprise Company 144A	4.90	10-15-2025	1,000,000	987,319
Hewlett Packard Enterprise Company 144A	6.35	10-15-2045	750,000	719,995
Hewlett-Packard Company	3.75	12-1-2020	41,000	41,038
Hewlett-Packard Company	4.05	9-15-2022	250,000	241,670
Hewlett-Packard Company	4.30	6-1-2021	500,000	499,550
Hewlett-Packard Company	4.38	9-15-2021	500,000	501,812
Hewlett-Packard Company	4.65	12-9-2021	500,000	504,448
Hewlett-Packard Company	6.00	9-15-2041	475,000	437,762
Lexmark International Incorporated	6.65	6-1-2018	250,000	270,651
NetApp Incorporated	2.00	12-15-2017	250,000	249,546
NetApp Incorporated	3.25	12-15-2022	250,000	239,064
				21,537,210

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Materials : 0.72%
Chemicals : 0.42%
Air Products & Chemicals Incorporated	1.20%	10-15-2017	$132,000	$131,276
Air Products & Chemicals Incorporated	3.00	11-3-2021	250,000	252,540
Air Products & Chemicals Incorporated	3.35	7-31-2024	350,000	352,221
Air Products & Chemicals Incorporated	4.38	8-21-2019	150,000	161,051
Airgas Incorporated	2.90	11-15-2022	500,000	486,804
Albemarle Corporation	4.50	12-15-2020	300,000	308,837
Albemarle Corporation	5.45	12-1-2044	200,000	193,913
CF Industries Incorporated	3.45	6-1-2023	437,000	412,847
CF Industries Incorporated	4.95	6-1-2043	425,000	374,027
CF Industries Incorporated	5.15	3-15-2034	500,000	466,836
CF Industries Incorporated	5.38	3-15-2044	500,000	467,400
CF Industries Incorporated	6.88	5-1-2018	500,000	548,749
Dow Chemical Company	3.00	11-15-2022	500,000	491,536
Dow Chemical Company	3.50	10-1-2024	250,000	243,957
Dow Chemical Company	4.13	11-15-2021	500,000	526,138
Dow Chemical Company	4.25	11-15-2020	575,000	609,544
Dow Chemical Company	4.25	10-1-2034	250,000	229,544
Dow Chemical Company	4.38	11-15-2042	500,000	445,118
Dow Chemical Company	5.25	11-15-2041	250,000	246,663
Dow Chemical Company	7.38	11-1-2029	600,000	752,930
Dow Chemical Company	8.55	5-15-2019	655,000	783,053
Dow Chemical Company	9.40	5-15-2039	385,000	563,465
E.I. du Pont de Nemours & Company	2.80	2-15-2023	500,000	481,717
E.I. du Pont de Nemours & Company	3.63	1-15-2021	500,000	520,758
E.I. du Pont de Nemours & Company	4.15	2-15-2043	300,000	267,483
E.I. du Pont de Nemours & Company	4.50	8-15-2019	400,000	435,076
E.I. du Pont de Nemours & Company	4.63	1-15-2020	200,000	215,641
E.I. du Pont de Nemours & Company	4.90	1-15-2041	300,000	297,310
E.I. du Pont de Nemours & Company	5.25	12-15-2016	250,000	260,447
E.I. du Pont de Nemours & Company	5.60	12-15-2036	25,000	26,999
E.I. du Pont de Nemours & Company	6.00	7-15-2018	625,000	688,771
E.I. du Pont de Nemours & Company	6.50	1-15-2028	250,000	302,014
Eastman Chemical Company	2.40	6-1-2017	400,000	403,954
Eastman Chemical Company	2.70	1-15-2020	300,000	299,496
Eastman Chemical Company	3.60	8-15-2022	400,000	399,662
Eastman Chemical Company	3.80	3-15-2025	750,000	741,525
Eastman Chemical Company	4.50	1-15-2021	500,000	530,269
Eastman Chemical Company	4.80	9-1-2042	200,000	192,323
Ecolab Incorporated	3.00	12-8-2016	500,000	509,060
Ecolab Incorporated	4.35	12-8-2021	500,000	537,685
Ecolab Incorporated	5.50	12-8-2041	300,000	332,538
FMC Corporation	3.95	2-1-2022	125,000	123,949
FMC Corporation	4.10	2-1-2024	250,000	247,839
International Flavors & Fragrances Incorporated	3.20	5-1-2023	100,000	96,937
Lubrizol Corporation	8.88	2-1-2019	250,000	300,610
Monsanto Company	3.38	7-15-2024	1,000,000	964,277
Monsanto Company	3.60	7-15-2042	150,000	115,898
Monsanto Company	4.40	7-15-2044	600,000	523,107
Monsanto Company	4.70	7-15-2064	300,000	252,559
Monsanto Company	5.13	4-15-2018	500,000	536,313
Monsanto Company	5.50	8-15-2025	100,000	112,297
Mosaic Company	3.75	11-15-2021	115,000	115,922
Mosaic Company	4.25	11-15-2023	425,000	426,441
Mosaic Company	5.45	11-15-2033	304,000	310,877
Mosaic Company	5.63	11-15-2043	250,000	253,942
NewMarket Corporation	4.10	12-15-2022	50,000	50,073
PPG Industries Incorporated	2.30	11-15-2019	250,000	248,279
PPG Industries Incorporated	3.60	11-15-2020	100,000	103,238
PPG Industries Incorporated	5.50	11-15-2040	150,000	168,910
Praxair Incorporated	1.05	11-7-2017	438,000	434,355
Praxair Incorporated	1.25	11-7-2018	100,000	98,602
Praxair Incorporated	2.20	8-15-2022	500,000	476,014
Praxair Incorporated	2.45	2-15-2022	200,000	195,767
Praxair Incorporated	2.70	2-21-2023	150,000	146,657
Praxair Incorporated	3.55	11-7-2042	150,000	132,630
Praxair Incorporated	4.05	3-15-2021	200,000	214,676
Praxair Incorporated	5.20	3-15-2017	50,000	52,448

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Chemicals (continued)
RPM International Incorporated	6.13%	10-15-2019	$200,000	$221,021
RPM International Incorporated	6.50	2-15-2018	250,000	270,964
Sherwin-Williams Company	1.35	12-15-2017	250,000	248,268
Sherwin-Williams Company	4.00	12-15-2042	132,000	126,524
Valspar Corporation	4.20	1-15-2022	100,000	102,057
Valspar Corporation	7.25	6-15-2019	100,000	114,180
Westlake Chemical Corporation	3.60	7-15-2022	29,000	28,377
				24,305,185

Construction Materials : 0.00%
Martin Marietta Materials Incorporated	6.60	4-15-2018	125,000	135,290

Containers & Packaging : 0.02%
Bemis Company Incorporated	6.80	8-1-2019	10,000	11,381
Packaging Corporation of America	3.65	9-15-2024	250,000	247,140
Packaging Corporation of America	3.90	6-15-2022	200,000	205,343
Packaging Corporation of America	4.50	11-1-2023	550,000	574,475
Sonoco Products Company	4.38	11-1-2021	100,000	104,404
				1,142,743

Metals & Mining : 0.17%
Barrick North America Finance LLC	6.80	9-15-2018	250,000	268,860
Carpenter Technology Corporation	4.45	3-1-2023	80,000	77,286
Freeport-McMoRan Copper & Gold Incorporated	2.38	3-15-2018	2,500,000	2,126,075
Freeport-McMoRan Copper & Gold Incorporated	3.55	3-1-2022	1,000,000	690,000
Freeport-McMoRan Copper & Gold Incorporated	3.88	3-15-2023	750,000	504,375
Freeport-McMoRan Copper & Gold Incorporated	4.55	11-14-2024	300,000	205,313
Freeport-McMoRan Copper & Gold Incorporated	5.40	11-14-2034	300,000	191,907
Freeport-McMoRan Copper & Gold Incorporated	5.45	3-15-2043	850,000	533,375
Newmont Mining Corporation	3.50	3-15-2022	600,000	539,543
Newmont Mining Corporation	4.88	3-15-2042	500,000	371,207
Newmont Mining Corporation	5.13	10-1-2019	475,000	500,679
Newmont Mining Corporation	6.25	10-1-2039	475,000	402,785
Nucor Corporation	4.00	8-1-2023	189,000	189,159
Nucor Corporation	5.20	8-1-2043	200,000	193,184
Nucor Corporation	5.75	12-1-2017	500,000	533,580
Nucor Corporation	5.85	6-1-2018	150,000	161,098
Nucor Corporation	6.40	12-1-2037	200,000	220,440
Reliance Steel & Aluminum Company	4.50	4-15-2023	150,000	142,094
Southern Copper Corporation	5.25	11-8-2042	700,000	522,835
Southern Copper Corporation	5.38	4-16-2020	90,000	96,219
Southern Copper Corporation	5.88	4-23-2045	500,000	398,231
Southern Copper Corporation	6.75	4-16-2040	440,000	392,924
Southern Copper Corporation	7.50	7-27-2035	600,000	580,872
				9,842,041

Paper & Forest Products : 0.11%
Domtar Corporation	4.40	4-1-2022	500,000	507,305
Georgia-Pacific LLC	7.25	6-1-2028	325,000	409,132
Georgia-Pacific LLC	8.00	1-15-2024	200,000	255,433
Georgia-Pacific LLC	8.88	5-15-2031	500,000	718,303
International Paper Company	3.65	6-15-2024	500,000	498,513
International Paper Company	4.75	2-15-2022	75,000	81,203
International Paper Company	4.80	6-15-2044	250,000	231,880
International Paper Company	6.00	11-15-2041	535,000	573,041
International Paper Company	7.30	11-15-2039	250,000	298,994
International Paper Company	7.50	8-15-2021	450,000	538,254
International Paper Company	7.95	6-15-2018	1,000,000	1,140,732
MeadWestvaco Corporation	7.95	2-15-2031	50,000	64,995
Plum Creek Timberlands LP	3.25	3-15-2023	275,000	265,262
Plum Creek Timberlands LP	4.70	3-15-2021	500,000	534,878
				6,117,925

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Telecommunication Services : 0.86%
Diversified Telecommunication Services : 0.85%
AT&T Incorporated	1.60%	2-15-2017	$500,000	$501,938
AT&T Incorporated	2.45	6-30-2020	1,250,000	1,229,461
AT&T Incorporated	2.63	12-1-2022	1,000,000	959,989
AT&T Incorporated	3.00	2-15-2022	1,500,000	1,483,179
AT&T Incorporated	3.40	5-15-2025	2,000,000	1,939,348
AT&T Incorporated	3.88	8-15-2021	45,000	46,931
AT&T Incorporated	3.90	3-11-2024	500,000	513,328
AT&T Incorporated	4.30	12-15-2042	500,000	438,931
AT&T Incorporated	4.35	6-15-2045	500,000	437,181
AT&T Incorporated	4.45	5-15-2021	650,000	697,982
AT&T Incorporated	4.75	5-15-2046	2,000,000	1,876,800
AT&T Incorporated	5.35	9-1-2040	2,372,000	2,369,889
AT&T Incorporated	5.50	2-1-2018	1,000,000	1,080,850
AT&T Incorporated	5.55	8-15-2041	60,000	61,675
AT&T Incorporated	5.60	5-15-2018	500,000	545,635
AT&T Incorporated	5.80	2-15-2019	800,000	889,593
AT&T Incorporated	6.15	9-15-2034	500,000	550,295
AT&T Incorporated	6.30	1-15-2038	1,500,000	1,675,499
AT&T Incorporated	6.50	9-1-2037	970,000	1,103,906
AT&T Incorporated	6.55	2-15-2039	800,000	911,666
AT&T Incorporated	8.25	11-15-2031	536,000	709,184
Embarq Corporation	8.00	6-1-2036	1,000,000	1,050,800
Qwest Corporation	6.88	9-15-2033	255,000	250,421
Verizon Communications Incorporated	1.35	6-9-2017	1,000,000	1,000,580
Verizon Communications Incorporated	2.45	11-1-2022	600,000	577,168
Verizon Communications Incorporated	2.63	2-21-2020	1,000,000	1,009,380
Verizon Communications Incorporated	3.00	11-1-2021	750,000	751,265
Verizon Communications Incorporated	3.50	11-1-2021	1,000,000	1,027,499
Verizon Communications Incorporated	3.65	9-14-2018	900,000	948,684
Verizon Communications Incorporated	4.15	3-15-2024	1,350,000	1,415,039
Verizon Communications Incorporated	4.27	1-15-2036	1,387,000	1,279,607
Verizon Communications Incorporated	4.50	9-15-2020	1,029,000	1,117,262
Verizon Communications Incorporated	4.52	9-15-2048	1,569,000	1,434,924
Verizon Communications Incorporated	4.60	4-1-2021	1,000,000	1,084,524
Verizon Communications Incorporated	4.67	3-15-2055	2,365,000	2,106,087
Verizon Communications Incorporated	4.75	11-1-2041	500,000	475,874
Verizon Communications Incorporated	4.86	8-21-2046	830,000	807,821
Verizon Communications Incorporated	5.01	8-21-2054	2,200,000	2,085,178
Verizon Communications Incorporated	5.15	9-15-2023	3,300,000	3,690,020
Verizon Communications Incorporated	6.00	4-1-2041	500,000	556,852
Verizon Communications Incorporated	6.25	4-1-2037	250,000	282,977
Verizon Communications Incorporated	6.35	4-1-2019	1,000,000	1,136,513
Verizon Communications Incorporated	6.40	9-15-2033	1,030,000	1,202,734
Verizon Communications Incorporated	6.40	2-15-2038	500,000	582,888
Verizon Communications Incorporated	6.55	9-15-2043	2,244,000	2,710,169
Verizon Communications Incorporated	6.90	4-15-2038	250,000	305,455
Verizon Global Funding Corporation	5.85	9-15-2035	600,000	660,306
				49,573,287

Wireless Telecommunication Services : 0.01%
CC Holdings GS V LLC	2.38	12-15-2017	100,000	100,435
CC Holdings GS V LLC	3.85	4-15-2023	500,000	494,793
				595,228

Utilities : 1.78%
Electric Utilities : 1.31%
Alabama Power Company	3.55	12-1-2023	250,000	259,000
Alabama Power Company	3.85	12-1-2042	200,000	182,854
Alabama Power Company	4.15	8-15-2044	150,000	144,640
Alabama Power Company	5.50	3-15-2041	65,000	74,960
Alabama Power Company	6.00	3-1-2039	500,000	603,411
Alabama Power Company	6.13	5-15-2038	105,000	127,647
American Electric Power Company Incorporated	2.95	12-15-2022	200,000	196,371

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Appalachian Power Company	3.40%	6-1-2025	$250,000	$246,681
Appalachian Power Company	4.45	6-1-2045	250,000	242,579
Appalachian Power Company	5.80	10-1-2035	315,000	357,887
Appalachian Power Company	6.38	4-1-2036	300,000	352,469
Appalachian Power Company	7.00	4-1-2038	600,000	759,277
Arizona Public Service Company	3.15	5-15-2025	150,000	149,280
Arizona Public Service Company	4.50	4-1-2042	100,000	103,533
Arizona Public Service Company	4.70	1-15-2044	250,000	266,463
Arizona Public Service Company	8.75	3-1-2019	500,000	598,134
Atlantic City Electric Company	7.75	11-15-2018	65,000	75,519
Baltimore Gas & Electric Company	3.50	11-15-2021	500,000	521,196
Carolina Power & Light Company	2.80	5-15-2022	250,000	250,755
Carolina Power & Light Company	5.30	1-15-2019	500,000	553,751
CenterPoint Energy Houston	2.25	8-1-2022	300,000	288,781
CenterPoint Energy Houston	3.55	8-1-2042	250,000	226,677
CenterPoint Energy Houston	4.50	4-1-2044	250,000	263,637
CenterPoint Energy Houston Series K	6.95	3-15-2033	250,000	331,247
Cleco Power LLC	6.00	12-1-2040	300,000	339,104
Cleveland Electric Illuminating Company	5.95	12-15-2036	500,000	532,303
Columbus Southern Power Company	6.05	5-1-2018	200,000	218,401
Commonwealth Edison Company	2.15	1-15-2019	500,000	499,043
Commonwealth Edison Company	3.80	10-1-2042	100,000	93,547
Commonwealth Edison Company	4.70	1-15-2044	250,000	266,143
Commonwealth Edison Company	5.80	3-15-2018	500,000	545,238
Commonwealth Edison Company	5.90	3-15-2036	250,000	304,419
Commonwealth Edison Company Series 100	5.88	2-1-2033	65,000	77,861
Connecticut Light & Power Company	4.15	6-1-2045	125,000	124,066
Connecticut Light & Power Company	5.65	5-1-2018	100,000	109,586
Connecticut Light & Power Company	6.35	6-1-2036	200,000	255,651
Consolidated Edison Company of New York Incorporated	4.45	3-15-2044	500,000	501,918
Consolidated Edison Company of New York Incorporated	6.65	4-1-2019	500,000	568,301
Consolidated Edison Company of New York Incorporated	7.13	12-1-2018	200,000	229,695
Consolidated Edison Company of New York Incorporated Series 06-D	5.30	12-1-2016	50,000	52,196
Consolidated Edison Company of New York Incorporated Series 06-E	5.70	12-1-2036	250,000	291,866
Consolidated Edison Company of New York Incorporated Series 07-A	6.30	8-15-2037	250,000	314,573
Consolidated Edison Company of New York Incorporated Series 08-A	5.85	4-1-2018	100,000	109,036
Consolidated Edison Company of New York Incorporated Series 08-B	6.75	4-1-2038	300,000	390,201
Consolidated Edison Company of New York Incorporated Series 09-C	5.50	12-1-2039	600,000	684,238
Consolidated Edison Company of New York Incorporated Series 12-A	4.20	3-15-2042	250,000	242,883
Delmarva Power & Light Company	4.00	6-1-2042	300,000	286,872
Detroit Edison Company	2.65	6-15-2022	200,000	197,753
Detroit Edison Company	3.45	10-1-2020	500,000	525,057
DTE Electric Company	3.65	3-15-2024	150,000	157,583
DTE Electric Company	6.63	6-1-2036	250,000	325,594
Duke Energy Carolinas LLC	4.25	12-15-2041	500,000	505,766
Duke Energy Carolinas LLC	6.10	6-1-2037	250,000	305,438
Duke Energy Carolinas LLC Series C	7.00	11-15-2018	100,000	114,796
Duke Energy Corporation	3.05	8-15-2022	100,000	99,217
Duke Energy Corporation	3.95	10-15-2023	200,000	207,420
Duke Energy Corporation	6.45	10-15-2032	375,000	470,828
Duke Energy Florida Incorporated	3.85	11-15-2042	100,000	94,598
Duke Energy Indiana Incorporated	4.90	7-15-2043	150,000	163,340
Duke Energy Indiana Incorporated	6.35	8-15-2038	500,000	641,699
Duke Energy Indiana Incorporated	6.45	4-1-2039	65,000	84,007
Duke Energy Ohio Incorporated	5.45	4-1-2019	250,000	277,259
Duke Energy Progress Incorporated	3.00	9-15-2021	250,000	255,766
Duke Energy Progress Incorporated	4.10	3-15-2043	150,000	147,018
Duke Energy Progress Incorporated	4.15	12-1-2044	250,000	247,672
Duke Energy Progress Incorporated	4.38	3-30-2044	250,000	256,180
Entergy Arkansas Incorporated	3.70	6-1-2024	250,000	256,286
Entergy Corporation	4.70	1-15-2017	250,000	257,482
Entergy Corporation	5.13	9-15-2020	250,000	269,330
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	120,000	138,789
Entergy Gulf States Louisiana LLC	6.00	5-1-2018	100,000	108,232
Entergy Louisiana LLC	4.05	9-1-2023	400,000	417,122
Entergy Louisiana LLC	5.40	11-1-2024	250,000	286,119
Entergy Texas Incorporated	7.13	2-1-2019	200,000	227,894
Exelon Corporation	3.95	6-15-2025	500,000	506,750

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Exelon Corporation	4.95%	6-15-2035	$200,000	$202,248
Exelon Corporation	5.10	6-15-2045	400,000	405,551
Exelon Corporation	5.63	6-15-2035	365,000	394,932
Exelon Generation Company LLC	4.25	6-15-2022	225,000	229,842
Exelon Generation Company LLC	5.20	10-1-2019	500,000	541,378
Exelon Generation Company LLC	5.60	6-15-2042	605,000	583,201
Exelon Generation Company LLC	6.25	10-1-2039	500,000	516,677
FirstEnergy Solutions Company	6.80	8-15-2039	164,000	161,877
Florida Power & Light Company	3.25	6-1-2024	500,000	513,109
Florida Power & Light Company	4.05	6-1-2042	250,000	247,338
Florida Power & Light Company	4.13	2-1-2042	300,000	300,029
Florida Power & Light Company	5.25	2-1-2041	200,000	232,828
Florida Power & Light Company	5.65	2-1-2037	363,000	436,518
Florida Power & Light Company	5.95	2-1-2038	320,000	403,356
Florida Power & Light Company	5.96	4-1-2039	250,000	314,080
Florida Power Corporation	5.65	6-15-2018	300,000	328,341
Florida Power Corporation	5.65	4-1-2040	125,000	150,850
Florida Power Corporation	5.80	9-15-2017	200,000	215,358
Florida Power Corporation	6.40	6-15-2038	500,000	647,033
FPL Group Capital Incorporated	6.00	3-1-2019	750,000	825,841
Georgia Power Company	4.25	12-1-2019	375,000	405,614
Georgia Power Company	4.30	3-15-2042	250,000	231,301
Georgia Power Company	4.30	3-15-2043	350,000	321,537
Georgia Power Company	5.40	6-1-2018	200,000	217,167
Georgia Power Company	5.40	6-1-2040	250,000	262,685
Georgia Power Company	5.95	2-1-2039	250,000	282,827
Georgia Power Company Series B	5.70	6-1-2017	100,000	106,088
Great Plains Energy Incorporated	4.85	6-1-2021	50,000	53,999
Iberdrola International BV	6.75	7-15-2036	500,000	614,375
Indiana Michigan Power Company	3.20	3-15-2023	100,000	99,276
Indiana Michigan Power Company	7.00	3-15-2019	500,000	570,289
Interstate Power & Light Company	4.70	10-15-2043	300,000	315,554
Interstate Power & Light Company	6.25	7-15-2039	30,000	37,978
Jersey Central Power & Light Company	7.35	2-1-2019	250,000	281,302
Kansas City Power & Light Company	3.15	3-15-2023	200,000	196,939
Kansas City Power & Light Company	6.38	3-1-2018	250,000	274,663
Kansas City Power & Light Company	7.15	4-1-2019	200,000	231,697
Kentucky Utilities Company	3.25	11-1-2020	250,000	259,049
Kentucky Utilities Company	5.13	11-1-2040	500,000	565,628
LG&E & KU Energy LLC	3.75	11-15-2020	100,000	103,681
MidAmerican Energy Holdings Company	2.40	3-15-2019	500,000	504,633
MidAmerican Energy Holdings Company	4.80	9-15-2043	300,000	325,966
MidAmerican Energy Holdings Company	5.30	3-15-2018	250,000	270,025
MidAmerican Energy Holdings Company	5.80	10-15-2036	75,000	90,781
MidAmerican Energy Holdings Company	5.95	5-15-2037	300,000	348,596
MidAmerican Energy Holdings Company	6.13	4-1-2036	200,000	237,089
MidAmerican Energy Holdings Company	6.50	9-15-2037	500,000	620,016
MidAmerican Energy Holdings Company	6.75	12-30-2031	150,000	192,798
Nevada Power Company	5.45	5-15-2041	120,000	135,616
Nevada Power Company	6.75	7-1-2037	200,000	257,878
Nevada Power Company	7.13	3-15-2019	300,000	345,350
Nevada Power Company Series O	6.50	5-15-2018	550,000	616,312
NiSource Finance Corporation	4.80	2-15-2044	850,000	874,888
NiSource Finance Corporation	5.45	9-15-2020	415,000	457,353
NiSource Finance Corporation	5.65	2-1-2045	200,000	231,003
NiSource Finance Corporation	6.13	3-1-2022	100,000	115,801
NiSource Finance Corporation	6.40	3-15-2018	699,000	766,774
NiSource Finance Corporation	6.80	1-15-2019	90,000	101,586
Northeast Utilities	1.45	5-1-2018	350,000	344,820
Northeast Utilities	2.80	5-1-2023	175,000	168,912
Northern States Power Company of Minnesota	2.15	8-15-2022	250,000	241,083
Northern States Power Company of Minnesota	2.60	5-15-2023	150,000	147,263
Northern States Power Company of Minnesota	3.40	8-15-2042	250,000	222,306
Northern States Power Company of Minnesota	5.25	3-1-2018	500,000	539,547
Northern States Power Company of Minnesota	5.35	11-1-2039	40,000	46,800
Northern States Power Company of Minnesota	6.20	7-1-2037	300,000	385,712
NSTAR Electric Company	2.38	10-15-2022	200,000	191,501
NSTAR Electric Company	4.40	3-1-2044	250,000	256,726
NSTAR Electric Company	5.50	3-15-2040	100,000	119,085

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Oglethorpe Power Corporation	4.55%	6-1-2044	$250,000	$239,932
Oglethorpe Power Corporation	5.38	11-1-2040	300,000	322,170
Oglethorpe Power Corporation	5.95	11-1-2039	150,000	175,052
Ohio Edison Company	6.88	7-15-2036	250,000	294,722
Ohio Edison Company	8.25	10-15-2038	200,000	278,864
Ohio Power Company	5.38	10-1-2021	65,000	72,991
Ohio Power Company	6.60	2-15-2033	194,000	237,999
Ohio Power Company	6.60	3-1-2033	150,000	182,997
Oklahoma Gas & Electric Company	4.55	3-15-2044	250,000	256,472
Oklahoma Gas & Electric Company	5.25	5-15-2041	100,000	113,237
Oklahoma Gas & Electric Company	5.85	6-1-2040	100,000	120,578
Oncor Electric Delivery Company LLC	4.10	6-1-2022	500,000	523,147
Oncor Electric Delivery Company LLC	4.55	12-1-2041	200,000	194,947
Oncor Electric Delivery Company LLC	5.25	9-30-2040	250,000	266,640
Oncor Electric Delivery Company LLC	6.80	9-1-2018	500,000	557,899
Oncor Electric Delivery Company LLC	7.00	5-1-2032	175,000	216,648
Oncor Electric Delivery Company LLC	7.50	9-1-2038	200,000	266,035
PacifiCorp	3.60	4-1-2024	250,000	260,720
PacifiCorp	4.10	2-1-2042	100,000	97,698
PacifiCorp	5.65	7-15-2018	600,000	657,190
PacifiCorp	5.75	4-1-2037	250,000	296,433
PacifiCorp	6.00	1-15-2039	500,000	612,321
PacifiCorp	6.25	10-15-2037	720,000	904,519
PECO Energy Company	2.38	9-15-2022	750,000	732,088
PECO Energy Company	4.15	10-1-2044	350,000	345,771
Portland General Electric Company	6.10	4-15-2019	250,000	280,584
Potomac Electric Power Company	3.60	3-15-2024	250,000	260,886
Potomac Electric Power Company	6.50	11-15-2037	200,000	258,618
PPL Capital Funding Incorporated	1.90	6-1-2018	100,000	99,344
PPL Capital Funding Incorporated	3.40	6-1-2023	500,000	502,085
PPL Capital Funding Incorporated	3.95	3-15-2024	250,000	257,948
PPL Capital Funding Incorporated	4.20	6-15-2022	200,000	210,339
PPL Capital Funding Incorporated	4.70	6-1-2043	125,000	125,826
PPL Capital Funding Incorporated	5.00	3-15-2044	250,000	263,280
PPL Electric Utilities	4.75	7-15-2043	150,000	162,403
PPL Electric Utilities	5.20	7-15-2041	200,000	227,952
PPL Electric Utilities	6.25	5-15-2039	45,000	57,347
Progress Energy Incorporated	3.15	4-1-2022	500,000	495,384
Progress Energy Incorporated	4.10	5-15-2042	250,000	245,290
Progress Energy Incorporated	4.40	1-15-2021	250,000	265,275
Progress Energy Incorporated	4.55	4-1-2020	75,000	81,759
Progress Energy Incorporated	6.00	12-1-2039	300,000	361,233
Progress Energy Incorporated	6.30	4-1-2038	50,000	64,100
Progress Energy Incorporated	7.00	10-30-2031	500,000	629,647
Progress Energy Incorporated	7.75	3-1-2031	300,000	401,831
PSEG Power LLC	2.45	11-15-2018	300,000	300,978
PSEG Power LLC	4.15	9-15-2021	250,000	258,722
PSEG Power LLC	4.30	11-15-2023	300,000	300,735
PSEG Power LLC	5.13	4-15-2020	280,000	305,569
PSEG Power LLC	8.63	4-15-2031	75,000	95,823
Public Service Company of Colorado	2.25	9-15-2022	100,000	96,947
Public Service Company of Colorado	2.50	3-15-2023	250,000	244,707
Public Service Company of Colorado	3.20	11-15-2020	300,000	311,876
Public Service Company of Colorado	3.60	9-15-2042	200,000	182,571
Public Service Company of Colorado	3.95	3-15-2043	125,000	120,791
Public Service Company of Colorado	4.30	3-15-2044	250,000	254,957
Public Service Company of Colorado	5.13	6-1-2019	50,000	55,130
Public Service Company of Colorado	6.25	9-1-2037	500,000	647,583
Public Service Company of New Hampshire	3.50	11-1-2023	300,000	310,284
Public Service Company of Oklahoma	4.40	2-1-2021	100,000	106,309
Public Service Company of Oklahoma	5.15	12-1-2019	40,000	43,908
Public Service Electric & Gas Company	2.00	8-15-2019	200,000	199,313
Public Service Electric & Gas Company	2.38	5-15-2023	200,000	194,138
Public Service Electric & Gas Company	3.65	9-1-2042	250,000	232,283
Public Service Electric & Gas Company	3.80	1-1-2043	200,000	189,664
Public Service Electric & Gas Company	3.95	5-1-2042	100,000	97,142
Public Service Electric & Gas Company	5.30	5-1-2018	1,000,000	1,085,031
Public Service Electric & Gas Company	5.80	5-1-2037	100,000	122,351

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
South Carolina Electric & Gas Company	4.35%	2-1-2042	$600,000	$580,345
South Carolina Electric & Gas Company	5.10	6-1-2065	400,000	423,507
South Carolina Electric & Gas Company	6.50	11-1-2018	525,000	594,205
Southern California Edison Company	1.13	5-1-2017	500,000	499,127
Southern California Edison Company	3.88	6-1-2021	270,000	288,107
Southern California Edison Company	3.90	3-15-2043	150,000	143,586
Southern California Edison Company	4.05	3-15-2042	500,000	490,716
Southern California Edison Company	5.50	8-15-2018	500,000	547,524
Southern California Edison Company	5.50	3-15-2040	200,000	237,301
Southern California Edison Company	6.00	1-15-2034	100,000	122,991
Southern California Edison Company	6.05	3-15-2039	350,000	437,207
Southern California Edison Company Series 05-E	5.35	7-15-2035	180,000	206,822
Southern Company	2.15	9-1-2019	500,000	494,949
Southern Company	2.45	9-1-2018	180,000	181,704
Southern Company	2.75	6-15-2020	250,000	248,907
Southwestern Electric Power Company	6.20	3-15-2040	50,000	59,899
Southwestern Electric Power Company Series E	5.55	1-15-2017	100,000	104,265
Southwestern Public Service Company	6.00	10-1-2036	100,000	119,555
System Energy Resources	4.10	4-1-2023	150,000	153,689
Tampa Electric Company	2.60	9-15-2022	200,000	192,831
Tampa Electric Company	4.20	5-15-2045	300,000	293,346
Tampa Electric Company	6.10	5-15-2018	100,000	109,325
Tampa Electric Company	6.15	5-15-2037	75,000	91,718
Toleda Edison Company	6.15	5-15-2037	50,000	56,568
TXU Electric Delivery Company	7.25	1-15-2033	75,000	95,347
Union Electric Company	3.90	9-15-2042	250,000	239,192
Union Electric Company	6.40	6-15-2017	500,000	537,003
Union Electric Company	8.45	3-15-2039	80,000	124,716
Virginia Electric & Power Company	3.10	5-15-2025	100,000	99,708
Virginia Electric & Power Company	3.45	2-15-2024	150,000	153,970
Virginia Electric & Power Company	4.00	1-15-2043	325,000	311,363
Virginia Electric & Power Company	4.20	5-15-2045	150,000	149,468
Virginia Electric & Power Company	4.45	2-15-2044	150,000	155,189
Virginia Electric & Power Company	5.00	6-30-2019	200,000	219,491
Virginia Electric & Power Company	8.88	11-15-2038	300,000	478,857
Virginia Electric & Power Company Series B	3.45	9-1-2022	1,000,000	1,031,236
Virginia Electric & Power Company Series B	6.00	1-15-2036	100,000	123,695
Westar Energy Incorporated	4.10	4-1-2043	300,000	293,480
Wisconsin Electric Power Company	1.70	6-15-2018	150,000	149,328
Wisconsin Electric Power Company	4.25	12-15-2019	350,000	377,423
Wisconsin Electric Power Company	5.63	5-15-2033	100,000	117,787
Wisconsin Electric Power Company	5.70	12-1-2036	150,000	180,192
Wisconsin Power & Light Company	4.10	10-15-2044	250,000	246,910
Wisconsin Power & Light Company	5.00	7-15-2019	50,000	55,040
Wisconsin Power & Light Company	6.38	8-15-2037	250,000	320,562
Wisconsin Public Service Corporation	4.75	11-1-2044	400,000	440,652
				75,810,957

Gas Utilities : 0.09%
Atmos Energy Corporation	4.13	10-15-2044	350,000	339,423
Atmos Energy Corporation	4.15	1-15-2043	161,000	155,177
Atmos Energy Corporation	5.50	6-15-2041	60,000	69,234
Atmos Energy Corporation	6.35	6-15-2017	50,000	53,394
Atmos Energy Corporation	8.50	3-15-2019	250,000	295,084
CenterPoint Energy Incorporated	5.95	2-1-2017	250,000	262,318
CenterPoint Energy Resources Corporation	4.50	1-15-2021	65,000	68,507
CenterPoint Energy Resources Corporation	5.85	1-15-2041	110,000	126,593
CenterPoint Energy Resources Corporation	6.00	5-15-2018	100,000	108,858
CenterPoint Energy Resources Corporation	6.13	11-1-2017	150,000	161,797
CenterPoint Energy Resources Corporation	6.63	11-1-2037	50,000	60,560
KeySpan Corporation	5.80	4-1-2035	125,000	140,826
Laclede Group Incorporated	4.70	8-15-2044	250,000	250,329
National Fuel Gas Company	3.75	3-1-2023	312,000	289,860
One Gas Incorporated	2.07	2-1-2019	100,000	99,700
One Gas Incorporated	3.61	2-1-2024	100,000	102,819
One Gas Incorporated	4.66	2-1-2044	50,000	51,430
Panhandle Eastern Pipe Line Company LP	6.20	11-1-2017	400,000	427,825
Piedmont Natural Gas Company	4.65	8-1-2043	50,000	52,199

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Gas Utilities (continued)
Sempra Energy	2.88%	10-1-2022	$200,000	$195,100
Sempra Energy	3.55	6-15-2024	1,000,000	1,005,177
Sempra Energy	6.00	10-15-2039	300,000	345,344
Southern California Gas Company	3.75	9-15-2042	200,000	188,629
Southern California Gas Company	5.13	11-15-2040	100,000	115,656
Southern California Gas Company	5.75	11-15-2035	75,000	91,789
				5,057,628

Independent Power & Renewable Electricity Producers : 0.01%
Constellation Energy Group Incorporated	5.15	12-1-2020	100,000	109,067
Southern Power Company	5.15	9-15-2041	500,000	480,431
Southern Power Company	5.25	7-15-2043	120,000	116,442
Tri-State Generation & Transmission Association Incorporated	3.70	11-1-2024	100,000	99,877
Tri-State Generation & Transmission Association Incorporated	4.70	11-1-2044	100,000	100,762
				906,579

Multi-Utilities : 0.35%
Ameren Illinois Company	4.30	7-1-2044	500,000	510,895
Ameren Illinois Company	4.80	12-15-2043	100,000	108,546
Ameren Illinois Company	6.13	11-15-2017	100,000	108,604
Avista Corporation	5.13	4-1-2022	55,000	60,767
Berkshire Hathaway Energy	1.10	5-15-2017	300,000	297,934
Berkshire Hathaway Energy	2.00	11-15-2018	250,000	249,379
Berkshire Hathaway Energy	3.75	11-15-2023	500,000	515,691
Berkshire Hathaway Energy	5.15	11-15-2043	400,000	430,432
Black Hills Corporation	4.25	11-30-2023	300,000	311,562
CMS Energy Corporation	3.88	3-1-2024	500,000	514,145
CMS Energy Corporation	4.70	3-31-2043	125,000	125,165
CMS Energy Corporation	5.05	3-15-2022	350,000	383,863
Consumers Energy Company	3.38	8-15-2023	500,000	513,756
Consumers Energy Company	3.95	5-15-2043	200,000	194,471
Consumers Energy Company	4.35	8-31-2064	150,000	145,480
Consumers Energy Company	5.65	9-15-2018	150,000	164,664
Consumers Energy Company	6.70	9-15-2019	500,000	579,368
Dominion Resources Incorporated	1.25	3-15-2017	500,000	496,845
Dominion Resources Incorporated	1.90	6-15-2018	200,000	199,203
Dominion Resources Incorporated	2.50	12-1-2019	188,000	187,956
Dominion Resources Incorporated	2.75	9-15-2022	200,000	193,884
Dominion Resources Incorporated	3.63	12-1-2024	300,000	298,631
Dominion Resources Incorporated	4.05	9-15-2042	250,000	224,096
Dominion Resources Incorporated	4.45	3-15-2021	100,000	106,494
Dominion Resources Incorporated	4.70	12-1-2044	250,000	245,506
Dominion Resources Incorporated	4.90	8-1-2041	60,000	59,399
Dominion Resources Incorporated	5.95	6-15-2035	225,000	253,232
Dominion Resources Incorporated	6.40	6-15-2018	750,000	828,482
Dominion Resources Incorporated	7.00	6-15-2038	500,000	617,579
DTE Energy Company 144A	3.30	6-15-2022	100,000	100,893
DTE Energy Company	3.85	12-1-2023	243,000	250,832
Integrys Energy Group	4.17	11-1-2020	200,000	212,591
Louisville Gas & Electric Company	5.13	11-15-2040	125,000	140,151
NorthWestern Corporation	4.18	11-15-2044	300,000	297,901
NSTAR Global Services Incorporated	4.50	11-15-2019	100,000	106,779
Pacific Gas & Electric Company	2.45	8-15-2022	250,000	242,836
Pacific Gas & Electric Company	3.40	8-15-2024	650,000	659,664
Pacific Gas & Electric Company	3.50	6-15-2025	150,000	153,039
Pacific Gas & Electric Company	3.75	8-15-2042	200,000	182,074
Pacific Gas & Electric Company	4.25	5-15-2021	500,000	534,879
Pacific Gas & Electric Company	4.30	3-15-2045	200,000	198,845
Pacific Gas & Electric Company	5.40	1-15-2040	700,000	795,648
Pacific Gas & Electric Company	5.80	3-1-2037	500,000	585,297
Pacific Gas & Electric Company	6.05	3-1-2034	500,000	600,608
Pacific Gas & Electric Company	6.35	2-15-2038	100,000	122,880
Pacific Gas & Electric Company	8.25	10-15-2018	750,000	875,511
Pacific Gas & Electric Corporation	5.13	11-15-2043	250,000	277,990
Puget Energy Incorporated 144A	3.65	5-15-2025	200,000	195,092

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Multi-Utilities (continued)
Puget Energy Incorporated	6.00%	9-1-2021	$250,000	$284,047
Puget Sound Energy Incorporated	4.43	11-15-2041	500,000	517,519
Puget Sound Energy Incorporated	5.76	10-1-2039	400,000	482,526
Puget Sound Energy Incorporated	5.80	3-15-2040	50,000	60,746
Puget Sound Energy Incorporated	6.27	3-15-2037	330,000	422,075
San Diego Gas & Electric Company	3.00	8-15-2021	750,000	770,417
San Diego Gas & Electric Company	5.35	5-15-2035	100,000	115,488
San Diego Gas & Electric Company	6.00	6-1-2039	530,000	663,223
Scana Corporation	4.75	5-15-2021	250,000	260,621
WEC Energy Group Incorporated	1.65	6-15-2018	150,000	149,540
WEC Energy Group Incorporated	2.45	6-15-2020	150,000	149,955
WEC Energy Group Incorporated	3.55	6-15-2025	200,000	202,281
Wisconsin Energy Corporation ±	6.25	5-15-2067	125,000	102,500
Xcel Energy Incorporated	4.70	5-15-2020	250,000	269,582
Xcel Energy Incorporated	4.80	9-15-2041	250,000	257,882
				20,167,941

Water Utilities : 0.02%
American Water Capital Corporation	3.40	3-1-2025	300,000	306,967
American Water Capital Corporation	6.09	10-15-2017	750,000	809,840
				1,116,807

Total Corporate Bonds and Notes (Cost $1,168,579,890)				1,193,954,616

Foreign Government Bonds @: 24.68%
Australian Government Bond Series 122 (AUD)	5.25	3-15-2019	2,350,000	1,867,739
Australian Government Bond Series 124 (AUD)	5.75	5-15-2021	2,450,000	2,075,959
Australian Government Bond Series 126 (AUD)	4.50	4-15-2020	2,100,000	1,662,665
Australian Government Bond Series 128 (AUD)	5.75	7-15-2022	1,600,000	1,381,127
Australian Government Bond Series 128 (AUD)	5.75	7-15-2022	300,000	258,961
Australian Government Bond Series 132 (AUD)	5.50	1-21-2018	2,200,000	1,704,569
Australian Government Bond Series 133 (AUD)	5.50	4-21-2023	2,500,000	2,150,689
Australian Government Bond Series 135 (AUD)	4.25	7-21-2017	1,475,000	1,104,768
Australian Government Bond Series 136 (AUD)	4.75	4-21-2027	2,000,000	1,688,557
Australian Government Bond Series 137 (AUD)	2.75	4-21-2024	2,150,000	1,550,076
Australian Government Bond Series 138 (AUD)	3.25	4-21-2029	1,050,000	766,567
Australian Government Bond Series 139 (AUD)	3.25	4-21-2025	3,100,000	2,311,913
Australian Government Bond Series 140 (AUD)	4.50	4-21-2033	1,000,000	837,820
Australian Government Bond Series 141 (AUD)	3.25	10-21-2018	1,565,000	1,167,811
Australian Government Bond Series 142 (AUD)	4.25	4-21-2026	1,900,000	1,535,356
Australian Government Bond Series 143 (AUD)	2.75	10-21-2019	1,650,000	1,218,530
Australian Government Bond Series 144 (AUD)	3.75	4-21-2037	800,000	605,018
Australian Government Bond Series 145 (AUD)	2.75	6-21-2035	750,000	490,585
Australian Government Bond Series 146 (AUD)	1.75	11-21-2020	600,000	422,590
Australian Government Bond Series 147 (AUD)	3.25	6-21-2039	300,000	208,093
Australian Government Bond Series 217 (AUD)	6.00	2-15-2017	2,250,000	1,704,279
Belgium Government Bond Series 31 (EUR)	5.50	3-28-2028	2,025,000	3,227,999
Belgium Government Bond Series 40 (EUR) 144A	5.50	9-28-2017	400,000	467,762
Belgium Government Bond Series 44 (EUR) 144A	5.00	3-28-2035	2,130,000	3,545,135
Belgium Government Bond Series 48 (EUR)	4.00	3-28-2022	1,600,000	2,097,057
Belgium Government Bond Series 49 (EUR) 144A	4.00	3-28-2017	1,050,000	1,173,206
Belgium Government Bond Series 52 (EUR) 144A	4.00	3-28-2018	1,250,000	1,454,011
Belgium Government Bond Series 55 (EUR)	4.00	3-28-2019	1,400,000	1,688,718
Belgium Government Bond Series 58 (EUR) 144A	3.75	9-28-2020	2,150,000	2,688,962
Belgium Government Bond Series 60 (EUR) 144A	4.25	3-28-2041	1,575,000	2,520,294
Belgium Government Bond Series 61 (EUR) 144A	4.25	9-28-2021	1,550,000	2,033,374
Belgium Government Bond Series 62 (EUR)	3.00	9-28-2019	1,150,000	1,363,266
Belgium Government Bond Series 63 (EUR) 144A	3.50	6-28-2017	1,375,000	1,540,648
Belgium Government Bond Series 64 (EUR) 144A	4.50	3-28-2026	900,000	1,295,476
Belgium Government Bond Series 65 (EUR)	4.25	9-28-2022	1,640,000	2,201,102
Belgium Government Bond Series 66 (EUR)	4.00	3-28-2032	900,000	1,309,743
Belgium Government Bond Series 68 (EUR)	2.25	6-22-2023	1,500,000	1,802,421
Belgium Government Bond Series 69 (EUR)	1.25	6-22-2018	850,000	933,694
Belgium Government Bond Series 71 (EUR)	3.75	6-22-2045	750,000	1,134,338
Belgium Government Bond Series 72 (EUR) 144A	2.60	6-22-2024	1,600,000	1,974,649
Belgium Government Bond Series 73 (EUR) 144A	3.00	6-22-2034	750,000	979,057

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Belgium Government Bond Series 74 (EUR) 144A	0.80%	6-22-2025	960,000	$1,015,789
Belgium Government Bond Series 75 (EUR) 144A	1.00	6-22-2031	300,000	298,923
Belgium Government Bond Series 76 (EUR) 144A	1.90	6-22-2038	550,000	597,321
Bonos y Obligaciones del Estado (EUR)	0.25	4-30-2018	700,000	742,506
Bonos y Obligaciones del Estado (EUR)	0.50	10-31-2017	1,500,000	1,600,099
Bonos y Obligaciones del Estado (EUR)	1.15	7-30-2020	1,050,000	1,142,071
Bonos y Obligaciones del Estado (EUR)	1.40	1-31-2020	1,150,000	1,265,801
Bonos y Obligaciones del Estado (EUR) 144A	1.60	4-30-2025	1,750,000	1,871,704
Bonos y Obligaciones del Estado (EUR) 144A	1.95	7-30-2030	600,000	624,218
Bonos y Obligaciones del Estado (EUR)	2.10	4-30-2017	2,000,000	2,176,209
Bonos y Obligaciones del Estado (EUR) 144A	2.15	10-31-2025	2,400,000	2,677,712
Bonos y Obligaciones del Estado (EUR)	2.75	4-30-2019	2,500,000	2,866,908
Bonos y Obligaciones del Estado (EUR) 144A	2.75	10-31-2024	2,450,000	2,873,106
Bonos y Obligaciones del Estado (EUR)	3.75	10-31-2018	2,400,000	2,803,998
Bonos y Obligaciones del Estado (EUR) 144A	3.80	4-30-2024	2,300,000	2,897,723
Bonos y Obligaciones del Estado (EUR) 144A	4.10	7-30-2018	2,100,000	2,454,550
Bonos y Obligaciones del Estado (EUR) 144A	4.40	10-31-2023	2,050,000	2,680,973
Bonos y Obligaciones del Estado (EUR)	4.50	1-31-2018	2,050,000	2,374,527
Bonos y Obligaciones del Estado (EUR) 144A	5.15	10-31-2028	1,250,000	1,802,218
Bonos y Obligaciones del Estado (EUR) 144A	5.15	10-31-2044	1,250,000	1,959,213
Bonos y Obligaciones del Estado (EUR) 144A	5.40	1-31-2023	1,950,000	2,672,173
Bundesobligation Series 162 (EUR)	0.75	2-24-2017	1,850,000	1,981,825
Bundesobligation Series 163 (EUR)	0.50	4-7-2017	2,000,000	2,138,583
Bundesobligation Series 164 (EUR)	0.50	10-13-2017	1,925,000	2,068,759
Bundesobligation Series 165 (EUR)	0.50	2-23-2018	1,900,000	2,047,995
Bundesobligation Series 166 (EUR)	0.25	4-13-2018	1,300,000	1,394,958
Bundesobligation Series 167 (EUR)	1.00	10-12-2018	1,800,000	1,977,389
Bundesobligation Series 168 (EUR)	1.00	2-22-2019	1,650,000	1,819,706
Bundesobligation Series 169 (EUR)	0.50	4-12-2019	1,500,000	1,630,092
Bundesobligation Series 170 (EUR)	0.25	10-11-2019	1,900,000	2,050,474
Bundesobligation Series 171 (EUR) ¤	0.00	4-17-2020	1,100,000	1,174,093
Bundesobligation Series 172 (EUR)	0.25	10-16-2020	1,500,000	1,618,060
Bundesrepublik Deutschland (EUR)	0.50	2-15-2025	2,400,000	2,556,289
Bundesrepublik Deutschland (EUR)	1.00	8-15-2024	1,750,000	1,958,391
Bundesrepublik Deutschland (EUR)	1.00	8-15-2025	2,500,000	2,772,265
Bundesrepublik Deutschland (EUR)	1.50	9-4-2022	1,750,000	2,036,963
Bundesrepublik Deutschland (EUR)	1.50	2-15-2023	1,750,000	2,038,636
Bundesrepublik Deutschland (EUR)	1.50	5-15-2023	1,950,000	2,272,416
Bundesrepublik Deutschland (EUR)	1.50	5-15-2024	2,000,000	2,332,503
Bundesrepublik Deutschland (EUR)	1.75	7-4-2022	2,750,000	3,245,061
Bundesrepublik Deutschland (EUR)	1.75	2-15-2024	1,700,000	2,019,105
Bundesrepublik Deutschland (EUR)	2.00	1-4-2022	2,000,000	2,380,770
Bundesrepublik Deutschland (EUR)	2.00	8-15-2023	1,825,000	2,202,292
Bundesrepublik Deutschland (EUR)	2.25	9-4-2020	2,125,000	2,510,136
Bundesrepublik Deutschland (EUR)	2.50	1-4-2021	1,950,000	2,341,777
Bundesrepublik Deutschland (EUR)	2.50	7-4-2044	1,600,000	2,179,650
Bundesrepublik Deutschland (EUR)	2.50	8-15-2046	1,375,000	1,877,117
Bundesrepublik Deutschland (EUR)	3.00	7-4-2020	2,575,000	3,124,828
Bundesrepublik Deutschland (EUR)	3.25	7-4-2021	2,100,000	2,638,882
Bundesrepublik Deutschland (EUR)	3.25	7-4-2042	1,600,000	2,446,499
Bundesrepublik Deutschland (EUR)	4.75	7-4-2040	175,000	321,730
Bundesrepublik Deutschland Series 00 (EUR)	5.50	1-4-2031	1,600,000	2,787,893
Bundesrepublik Deutschland Series 00 (EUR)	6.25	1-4-2030	850,000	1,552,752
Bundesrepublik Deutschland Series 03 (EUR)	4.75	7-4-2034	2,200,000	3,764,002
Bundesrepublik Deutschland Series 05 (EUR)	4.00	1-4-2037	2,275,000	3,657,150
Bundesrepublik Deutschland Series 06 (EUR)	3.75	1-4-2017	2,200,000	2,430,588
Bundesrepublik Deutschland Series 07 (EUR)	4.00	1-4-2018	2,100,000	2,425,185
Bundesrepublik Deutschland Series 08 (EUR)	4.25	7-4-2018	2,250,000	2,664,818
Bundesrepublik Deutschland Series 08 (EUR)	4.75	7-4-2040	1,250,000	2,298,074
Bundesrepublik Deutschland Series 09 (EUR)	3.25	1-4-2020	2,000,000	2,419,315
Bundesrepublik Deutschland Series 09 (EUR)	3.50	7-4-2019	2,550,000	3,066,074
Bundesrepublik Deutschland Series 09 (EUR)	3.75	1-4-2019	2,750,000	3,277,327
Bundesrepublik Deutschland Series 161 (EUR)	2.25	9-4-2021	1,500,000	1,801,369
Bundesrepublik Deutschland Series 2007 (EUR)	4.25	7-4-2017	2,250,000	2,554,125
Bundesrepublik Deutschland Series 2007 (EUR)	4.25	7-4-2039	1,500,000	2,560,403
Bundesrepublik Deutschland Series 94 (EUR)	6.25	1-4-2024	855,000	1,341,679
Bundesrepublik Deutschland Series 97 (EUR)	6.50	7-4-2027	1,400,000	2,455,133
Bundesrepublik Deutschland Series 98 (EUR)	4.75	7-4-2028	1,300,000	2,042,702

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Bundesrepublik Deutschland Series 98 (EUR)	5.63%	1-4-2028	1,400,000	$2,334,075
Bundesschatzanweisungen (EUR) ¤	0.00	12-16-2016	1,200,000	1,272,918
Bundesschatzanweisungen (EUR) ¤	0.00	3-10-2017	1,200,000	1,274,059
Canadian Government Bond (CAD)	0.25	5-1-2017	925,000	689,153
Canadian Government Bond (CAD)	0.25	11-1-2017	1,500,000	1,115,017
Canadian Government Bond (CAD)	0.75	9-1-2020	1,000,000	742,971
Canadian Government Bond (CAD)	1.25	8-1-2017	995,000	752,704
Canadian Government Bond (CAD)	1.25	2-1-2018	600,000	455,065
Canadian Government Bond (CAD)	1.25	3-1-2018	1,075,000	815,710
Canadian Government Bond (CAD)	1.25	9-1-2018	800,000	608,226
Canadian Government Bond (CAD)	1.50	2-1-2017	1,600,000	1,210,918
Canadian Government Bond (CAD)	1.50	3-1-2017	1,000,000	757,310
Canadian Government Bond (CAD)	1.50	9-1-2017	1,450,000	1,102,117
Canadian Government Bond (CAD)	1.50	3-1-2020	1,000,000	770,190
Canadian Government Bond (CAD)	1.50	6-1-2023	1,550,000	1,171,916
Canadian Government Bond (CAD)	1.50	6-1-2026	300,000	220,079
Canadian Government Bond (CAD)	1.75	3-1-2019	1,500,000	1,160,092
Canadian Government Bond (CAD)	1.75	9-1-2019	1,100,000	853,452
Canadian Government Bond (CAD)	2.25	6-1-2025	1,400,000	1,110,188
Canadian Government Bond (CAD)	2.50	6-1-2024	1,300,000	1,053,375
Canadian Government Bond (CAD)	2.75	6-1-2022	1,450,000	1,189,121
Canadian Government Bond (CAD)	2.75	12-1-2048	550,000	452,524
Canadian Government Bond (CAD)	2.75	12-1-2064	500,000	426,538
Canadian Government Bond (CAD)	3.25	6-1-2021	1,550,000	1,296,628
Canadian Government Bond (CAD)	3.50	6-1-2020	1,650,000	1,379,849
Canadian Government Bond (CAD)	3.50	12-1-2045	1,750,000	1,651,129
Canadian Government Bond (CAD)	3.75	6-1-2019	1,600,000	1,322,233
Canadian Government Bond (CAD)	4.00	6-1-2017	1,350,000	1,061,753
Canadian Government Bond (CAD)	4.00	6-1-2041	1,250,000	1,239,526
Canadian Government Bond (CAD)	4.25	6-1-2018	1,500,000	1,222,745
Canadian Government Bond (CAD)	5.00	6-1-2037	1,450,000	1,586,819
Canadian Government Bond (CAD)	5.75	6-1-2029	1,200,000	1,301,808
Canadian Government Bond (CAD)	5.75	6-1-2033	1,300,000	1,480,907
Canadian Government Bond (CAD)	8.00	6-1-2023	195,000	215,266
Canadian Government Bond (CAD)	8.00	6-1-2027	593,000	729,788
Canadian Government Bond (CAD)	9.00	6-1-2025	200,000	248,143
Denmark Government Bond (DKK)	1.50	11-15-2023	6,925,000	1,062,258
Denmark Government Bond (DKK)	1.75	11-15-2025	4,500,000	698,698
Denmark Government Bond (DKK)	3.00	11-15-2021	8,000,000	1,323,769
Denmark Government Bond (DKK)	4.00	11-15-2017	5,700,000	878,323
Denmark Government Bond (DKK)	4.00	11-15-2019	11,500,000	1,897,153
Denmark Government Bond (DKK)	4.50	11-15-2039	12,750,000	2,957,723
Denmark Government Bond (DKK)	7.00	11-10-2024	2,500,000	556,869
France Government Bond (EUR) ¤	0.00	5-25-2020	2,400,000	2,544,011
France Government Bond (EUR) ¤	0.00	2-25-2018	1,925,000	2,047,688
France Government Bond (EUR)	0.25	11-25-2020	500,000	535,071
France Government Bond (EUR)	0.50	11-25-2019	2,250,000	2,438,688
France Government Bond (EUR)	0.50	5-25-2025	2,500,000	2,590,507
France Government Bond (EUR)	1.00	5-25-2018	1,925,000	2,099,186
France Government Bond (EUR)	1.00	11-25-2018	2,500,000	2,741,033
France Government Bond (EUR)	1.00	5-25-2019	2,500,000	2,752,391
France Government Bond (EUR)	1.00	11-25-2025	2,500,000	2,694,281
France Government Bond (EUR)	1.75	5-25-2023	3,450,000	4,016,393
France Government Bond (EUR)	1.75	11-25-2024	3,300,000	3,835,178
France Government Bond (EUR)	2.25	10-25-2022	2,700,000	3,240,621
France Government Bond (EUR)	2.25	5-25-2024	2,950,000	3,564,416
France Government Bond (EUR)	2.50	10-25-2020	3,600,000	4,273,678
France Government Bond (EUR)	2.50	5-25-2030	3,125,000	3,840,228
France Government Bond (EUR)	2.75	10-25-2027	3,750,000	4,724,362
France Government Bond (EUR)	3.00	4-25-2022	3,925,000	4,893,410
France Government Bond (EUR)	3.25	10-25-2021	4,000,000	5,008,637
France Government Bond (EUR)	3.25	5-25-2045	1,650,000	2,302,560
France Government Bond (EUR)	3.50	4-25-2020	3,900,000	4,774,351
France Government Bond (EUR)	3.50	4-25-2026	3,450,000	4,615,275
France Government Bond (EUR)	3.75	4-25-2017	3,400,000	3,797,797
France Government Bond (EUR)	3.75	10-25-2019	3,650,000	4,446,244
France Government Bond (EUR)	3.75	4-25-2021	3,750,000	4,756,177
France Government Bond (EUR)	4.00	4-25-2018	3,350,000	3,905,448
France Government Bond (EUR)	4.00	10-25-2038	2,350,000	3,586,229

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
France Government Bond (EUR)	4.00%	4-25-2055	1,475,000	$2,421,272
France Government Bond (EUR)	4.00	4-25-2060	1,250,000	2,082,806
France Government Bond (EUR)	4.25	10-25-2017	3,475,000	3,991,681
France Government Bond (EUR)	4.25	10-25-2018	2,750,000	3,287,267
France Government Bond (EUR)	4.25	4-25-2019	2,950,000	3,592,729
France Government Bond (EUR)	4.25	10-25-2023	3,825,000	5,249,006
France Government Bond (EUR)	4.50	4-25-2041	2,750,000	4,562,112
France Government Bond (EUR)	4.75	4-25-2035	2,550,000	4,156,819
France Government Bond (EUR)	5.50	4-25-2029	2,575,000	4,192,741
France Government Bond (EUR)	5.75	10-25-2032	2,800,000	4,915,210
France Government Bond (EUR)	6.00	10-25-2025	1,750,000	2,788,176
France Government Bond (EUR)	8.25	4-25-2022	650,000	1,040,822
France Government Bond (EUR)	8.50	10-25-2019	1,400,000	1,981,200
France Government Bond (EUR)	8.50	4-25-2023	1,050,000	1,773,561
French Treasury Note (EUR)	1.00	7-25-2017	2,250,000	2,429,774
French Treasury Note (EUR)	1.75	2-25-2017	2,550,000	2,763,653
Italy Buoni Poliennali del Tesoro (EUR)	0.25	5-15-2018	1,500,000	1,592,584
Italy Buoni Poliennali del Tesoro (EUR)	0.70	5-1-2020	1,500,000	1,607,386
Italy Buoni Poliennali del Tesoro (EUR)	0.75	1-15-2018	1,500,000	1,609,419
Italy Buoni Poliennali del Tesoro (EUR)	1.05	12-1-2019	1,000,000	1,087,758
Italy Buoni Poliennali del Tesoro (EUR)	1.35	4-15-2022	3,600,000	3,926,054
Italy Buoni Poliennali del Tesoro (EUR)	1.50	12-15-2016	1,650,000	1,771,322
Italy Buoni Poliennali del Tesoro (EUR)	1.50	8-1-2019	2,000,000	2,210,547
Italy Buoni Poliennali del Tesoro (EUR)	1.50	6-1-2025	1,500,000	1,610,321
Italy Buoni Poliennali del Tesoro (EUR) 144A	1.65	3-1-2032	1,000,000	1,020,538
Italy Buoni Poliennali del Tesoro (EUR)	2.00	12-1-2025	1,000,000	1,113,265
Italy Buoni Poliennali del Tesoro (EUR)	2.15	12-15-2021	1,500,000	1,715,413
Italy Buoni Poliennali del Tesoro (EUR)	2.50	5-1-2019	1,800,000	2,051,631
Italy Buoni Poliennali del Tesoro (EUR)	2.50	12-1-2024	2,200,000	2,557,827
Italy Buoni Poliennali del Tesoro (EUR) 144A	3.25	9-1-2046	1,150,000	1,391,960
Italy Buoni Poliennali del Tesoro (EUR)	3.50	11-1-2017	2,250,000	2,536,978
Italy Buoni Poliennali del Tesoro (EUR)	3.50	6-1-2018	2,325,000	2,667,691
Italy Buoni Poliennali del Tesoro (EUR)	3.50	12-1-2018	1,700,000	1,978,685
Italy Buoni Poliennali del Tesoro (EUR) 144A	3.50	3-1-2030	1,800,000	2,285,649
Italy Buoni Poliennali del Tesoro (EUR)	3.75	3-1-2021	2,200,000	2,706,775
Italy Buoni Poliennali del Tesoro (EUR)	3.75	5-1-2021	1,800,000	2,219,029
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2021	2,950,000	3,647,305
Italy Buoni Poliennali del Tesoro (EUR)	3.75	9-1-2024	2,100,000	2,671,602
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-2017	3,000,000	3,319,891
Italy Buoni Poliennali del Tesoro (EUR)	4.00	9-1-2020	3,000,000	3,701,833
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-2037	2,725,000	3,668,420
Italy Buoni Poliennali del Tesoro (EUR)	4.25	2-1-2019	2,550,000	3,043,370
Italy Buoni Poliennali del Tesoro (EUR)	4.25	9-1-2019	2,250,000	2,732,158
Italy Buoni Poliennali del Tesoro (EUR)	4.25	3-1-2020	3,100,000	3,818,268
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-2018	2,750,000	3,187,759
Italy Buoni Poliennali del Tesoro (EUR)	4.50	8-1-2018	2,500,000	2,952,898
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2019	2,750,000	3,314,195
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-2020	2,300,000	2,850,572
Italy Buoni Poliennali del Tesoro (EUR)	4.50	5-1-2023	1,925,000	2,533,988
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2024	2,375,000	3,157,961
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2026	2,525,000	3,443,207
Italy Buoni Poliennali del Tesoro (EUR)	4.75	5-1-2017	1,690,000	1,906,273
Italy Buoni Poliennali del Tesoro (EUR)	4.75	6-1-2017	2,700,000	3,056,058
Italy Buoni Poliennali del Tesoro (EUR)	4.75	9-1-2021	2,450,000	3,178,482
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	8-1-2023	2,500,000	3,357,414
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	9-1-2028	1,950,000	2,758,910
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	9-1-2044	1,600,000	2,448,680
Italy Buoni Poliennali del Tesoro (EUR)	5.00	3-1-2022	2,200,000	2,917,371
Italy Buoni Poliennali del Tesoro (EUR) 144A	5.00	3-1-2025	2,200,000	3,067,291
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2034	2,150,000	3,247,363
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2039	1,700,000	2,622,536
Italy Buoni Poliennali del Tesoro (EUR)	5.00	9-1-2040	2,200,000	3,393,638
Italy Buoni Poliennali del Tesoro (EUR)	5.25	8-1-2017	2,700,000	3,103,150
Italy Buoni Poliennali del Tesoro (EUR)	5.25	11-1-2029	2,700,000	4,033,992
Italy Buoni Poliennali del Tesoro (EUR)	5.50	9-1-2022	2,000,000	2,747,198
Italy Buoni Poliennali del Tesoro (EUR)	5.50	11-1-2022	2,000,000	2,753,550
Italy Buoni Poliennali del Tesoro (EUR)	5.75	2-1-2033	1,600,000	2,580,314
Italy Buoni Poliennali del Tesoro (EUR)	6.00	5-1-2031	3,175,000	5,138,882

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Italy Buoni Poliennali del Tesoro (EUR)	6.50%	11-1-2027	2,550,000	$4,078,105
Italy Buoni Poliennali del Tesoro (EUR)	7.25	11-1-2026	950,000	1,578,694
Italy Buoni Poliennali del Tesoro (EUR)	9.00	11-1-2023	1,230,000	2,074,222
Japan Government Five Year Bond Series 102 (JPY)	0.30	12-20-2016	365,000,000	2,974,735
Japan Government Five Year Bond Series 103 (JPY)	0.30	3-20-2017	600,000,000	4,893,729
Japan Government Five Year Bond Series 105 (JPY)	0.20	6-20-2017	1,400,000,000	11,409,943
Japan Government Five Year Bond Series 106 (JPY)	0.20	9-20-2017	1,325,000,000	10,804,078
Japan Government Five Year Bond Series 107 (JPY)	0.20	12-20-2017	1,000,000,000	8,157,758
Japan Government Five Year Bond Series 110 (JPY)	0.30	3-20-2018	300,000,000	2,454,273
Japan Government Five Year Bond Series 113 (JPY)	0.30	6-20-2018	800,000,000	6,549,277
Japan Government Five Year Bond Series 117 (JPY)	0.20	3-20-2019	625,000,000	5,109,413
Japan Government Forty Year Bond Series 1 (JPY)	2.40	3-20-2048	261,500,000	2,657,613
Japan Government Forty Year Bond Series 2 (JPY)	2.20	3-20-2049	241,000,000	2,349,721
Japan Government Forty Year Bond Series 3 (JPY)	2.20	3-20-2050	448,000,000	4,369,620
Japan Government Forty Year Bond Series 5 (JPY)	2.00	3-20-2052	325,000,000	3,025,008
Japan Government Forty Year Bond Series 6 (JPY)	1.90	3-20-2053	175,000,000	1,587,994
Japan Government Forty Year Bond Series 7 (JPY)	1.70	3-20-2054	635,000,000	5,458,472
Japan Government Ten Year Bond Series 284 (JPY)	1.70	12-20-2016	805,000,000	6,656,781
Japan Government Ten Year Bond Series 285 (JPY)	1.70	3-20-2017	1,850,000,000	15,360,260
Japan Government Ten Year Bond Series 286 (JPY)	1.80	6-20-2017	1,165,000,000	9,729,217
Japan Government Ten Year Bond Series 288 (JPY)	1.70	9-20-2017	700,000,000	5,861,349
Japan Government Ten Year Bond Series 289 (JPY)	1.50	12-20-2017	1,000,000,000	8,374,167
Japan Government Ten Year Bond Series 290 (JPY)	1.40	3-20-2018	475,000,000	3,982,591
Japan Government Ten Year Bond Series 291 (JPY)	1.30	3-20-2018	925,000,000	7,738,290
Japan Government Ten Year Bond Series 292 (JPY)	1.70	3-20-2018	400,000,000	3,376,117
Japan Government Ten Year Bond Series 293 (JPY)	1.80	6-20-2018	550,000,000	4,673,302
Japan Government Ten Year Bond Series 294 (JPY)	1.70	6-20-2018	300,000,000	2,542,786
Japan Government Ten Year Bond Series 296 (JPY)	1.50	9-20-2018	630,000,000	5,333,505
Japan Government Ten Year Bond Series 297 (JPY)	1.40	12-20-2018	525,000,000	4,446,592
Japan Government Ten Year Bond Series 298 (JPY)	1.30	12-20-2018	550,000,000	4,644,708
Japan Government Ten Year Bond Series 299 (JPY)	1.30	3-20-2019	500,000,000	4,234,768
Japan Government Ten Year Bond Series 300 (JPY)	1.50	3-20-2019	375,000,000	3,196,152
Japan Government Ten Year Bond Series 301 (JPY)	1.50	6-20-2019	620,000,000	5,302,687
Japan Government Ten Year Bond Series 302 (JPY)	1.40	6-20-2019	1,100,000,000	9,376,271
Japan Government Ten Year Bond Series 303 (JPY)	1.40	9-20-2019	970,000,000	8,291,648
Japan Government Ten Year Bond Series 304 (JPY)	1.30	9-20-2019	500,000,000	4,258,652
Japan Government Ten Year Bond Series 305 (JPY)	1.30	12-20-2019	1,400,000,000	11,957,433
Japan Government Ten Year Bond Series 306 (JPY)	1.40	3-20-2020	460,000,000	3,955,925
Japan Government Ten Year Bond Series 307 (JPY)	1.30	3-20-2020	350,000,000	2,997,746
Japan Government Ten Year Bond Series 309 (JPY)	1.10	6-20-2020	600,000,000	5,109,310
Japan Government Ten Year Bond Series 311 (JPY)	0.80	9-20-2020	1,202,000,000	10,119,844
Japan Government Ten Year Bond Series 312 (JPY)	1.20	12-20-2020	650,000,000	5,587,729
Japan Government Ten Year Bond Series 313 (JPY)	1.30	3-20-2021	1,017,000,000	8,806,510
Japan Government Ten Year Bond Series 315 (JPY)	1.20	6-20-2021	865,000,000	7,471,323
Japan Government Ten Year Bond Series 317 (JPY)	1.10	9-20-2021	200,000,000	1,722,258
Japan Government Ten Year Bond Series 318 (JPY)	1.00	9-20-2021	950,000,000	8,136,121
Japan Government Ten Year Bond Series 320 (JPY)	1.00	12-20-2021	725,000,000	6,220,571
Japan Government Ten Year Bond Series 321 (JPY)	1.00	3-20-2022	600,000,000	5,158,538
Japan Government Ten Year Bond Series 322 (JPY)	0.90	3-20-2022	400,000,000	3,418,652
Japan Government Ten Year Bond Series 324 (JPY)	0.80	6-20-2022	500,000,000	4,253,331
Japan Government Ten Year Bond Series 325 (JPY)	0.80	9-20-2022	850,000,000	7,239,224
Japan Government Ten Year Bond Series 326 (JPY)	0.70	12-20-2022	600,000,000	5,080,942
Japan Government Ten Year Bond Series 327 (JPY)	0.80	12-20-2022	850,000,000	7,246,336
Japan Government Ten Year Bond Series 328 (JPY)	0.60	3-20-2023	1,150,000,000	9,671,958
Japan Government Ten Year Bond Series 329 (JPY)	0.80	6-20-2023	900,000,000	7,673,834
Japan Government Ten Year Bond Series 332 (JPY)	0.60	12-20-2023	1,000,000,000	8,402,193
Japan Government Ten Year Bond Series 333 (JPY)	0.60	3-20-2024	1,000,000,000	8,397,563
Japan Government Ten Year Bond Series 335 (JPY)	0.50	9-20-2024	500,000,000	4,158,855
Japan Government Ten Year Bond Series 337 (JPY)	0.30	12-20-2024	800,000,000	6,531,600
Japan Government Thirty Year Bond Series 3 (JPY)	2.30	5-20-2030	100,000,000	995,865
Japan Government Thirty Year Bond Series 4 (JPY)	2.90	11-20-2030	40,000,000	426,525
Japan Government Thirty Year Bond Series 11 (JPY)	1.70	6-20-2033	247,000,000	2,269,009
Japan Government Thirty Year Bond Series 14 (JPY)	2.40	3-20-2034	125,000,000	1,261,048
Japan Government Thirty Year Bond Series 15 (JPY)	2.50	6-20-2034	245,000,000	2,505,150
Japan Government Thirty Year Bond Series 16 (JPY)	2.50	9-20-2034	150,000,000	1,532,498
Japan Government Thirty Year Bond Series 18 (JPY)	2.30	3-20-2035	715,500,000	7,102,282
Japan Government Thirty Year Bond Series 22 (JPY)	2.50	3-20-2036	325,000,000	3,307,713
Japan Government Thirty Year Bond Series 23 (JPY)	2.50	6-20-2036	375,000,000	3,812,845
Japan Government Thirty Year Bond Series 25 (JPY)	2.30	12-20-2036	240,000,000	2,367,714

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Japan Government Thirty Year Bond Series 26 (JPY)	2.40%	3-20-2037	540,000,000	$5,407,019
Japan Government Thirty Year Bond Series 27 (JPY)	2.50	9-20-2037	140,000,000	1,424,770
Japan Government Thirty Year Bond Series 28 (JPY)	2.50	3-20-2038	325,000,000	3,310,221
Japan Government Thirty Year Bond Series 29 (JPY)	2.40	9-20-2038	130,000,000	1,304,404
Japan Government Thirty Year Bond Series 30 (JPY)	2.30	3-20-2039	210,000,000	2,075,537
Japan Government Thirty Year Bond Series 31 (JPY)	2.20	9-20-2039	255,000,000	2,480,688
Japan Government Thirty Year Bond Series 32 (JPY)	2.30	3-20-2040	740,000,000	7,325,579
Japan Government Thirty Year Bond Series 34 (JPY)	2.20	3-20-2041	545,000,000	5,307,043
Japan Government Thirty Year Bond Series 36 (JPY)	2.00	3-20-2042	490,000,000	4,596,805
Japan Government Thirty Year Bond Series 37 (JPY)	1.90	9-20-2042	500,000,000	4,600,975
Japan Government Thirty Year Bond Series 38 (JPY)	1.80	3-20-2043	325,000,000	2,927,904
Japan Government Thirty Year Bond Series 42 (JPY)	1.70	3-20-2044	900,000,000	7,908,960
Japan Government Twenty Year Bond Series 37 (JPY)	3.10	9-20-2017	250,000,000	2,144,273
Japan Government Twenty Year Bond Series 41 (JPY)	1.50	3-20-2019	295,000,000	2,514,306
Japan Government Twenty Year Bond Series 45 (JPY)	2.40	3-20-2020	430,000,000	3,848,098
Japan Government Twenty Year Bond Series 48 (JPY)	2.50	12-21-2020	100,000,000	912,916
Japan Government Twenty Year Bond Series 50 (JPY)	1.90	3-22-2021	629,000,000	5,611,487
Japan Government Twenty Year Bond Series 52 (JPY)	2.10	9-21-2021	408,000,000	3,705,144
Japan Government Twenty Year Bond Series 55 (JPY)	2.00	3-21-2022	300,000,000	2,731,998
Japan Government Twenty Year Bond Series 58 (JPY)	1.90	9-20-2022	560,000,000	5,107,373
Japan Government Twenty Year Bond Series 59 (JPY)	1.70	12-20-2022	100,000,000	903,899
Japan Government Twenty Year Bond Series 60 (JPY)	1.40	12-20-2022	100,000,000	886,767
Japan Government Twenty Year Bond Series 62 (JPY)	0.80	6-20-2023	257,000,000	2,192,287
Japan Government Twenty Year Bond Series 64 (JPY)	1.90	9-20-2023	428,500,000	3,951,459
Japan Government Twenty Year Bond Series 65 (JPY)	1.90	12-20-2023	250,000,000	2,310,215
Japan Government Twenty Year Bond Series 67 (JPY)	1.90	3-20-2024	678,000,000	6,282,543
Japan Government Twenty Year Bond Series 70 (JPY)	2.40	6-20-2024	293,000,000	2,820,964
Japan Government Twenty Year Bond Series 73 (JPY)	2.00	12-20-2024	898,500,000	8,448,674
Japan Government Twenty Year Bond Series 76 (JPY)	1.90	3-20-2025	300,000,000	2,803,355
Japan Government Twenty Year Bond Series 82 (JPY)	2.10	9-20-2025	455,000,000	4,334,919
Japan Government Twenty Year Bond Series 86 (JPY)	2.30	3-20-2026	1,105,000,000	10,750,097
Japan Government Twenty Year Bond Series 88 (JPY)	2.30	6-20-2026	375,000,000	3,655,412
Japan Government Twenty Year Bond Series 90 (JPY)	2.20	9-20-2026	250,000,000	2,422,360
Japan Government Twenty Year Bond Series 92 (JPY)	2.10	12-20-2026	230,000,000	2,212,933
Japan Government Twenty Year Bond Series 93 (JPY)	2.00	3-20-2027	420,000,000	4,007,025
Japan Government Twenty Year Bond Series 95 (JPY)	2.30	6-20-2027	165,000,000	1,622,013
Japan Government Twenty Year Bond Series 97 (JPY)	2.20	9-20-2027	200,000,000	1,951,145
Japan Government Twenty Year Bond Series 99 (JPY)	2.10	12-20-2027	100,000,000	966,986
Japan Government Twenty Year Bond Series 100 (JPY)	2.20	3-20-2028	250,000,000	2,445,532
Japan Government Twenty Year Bond Series 102 (JPY)	2.40	6-20-2028	210,000,000	2,097,799
Japan Government Twenty Year Bond Series 105 (JPY)	2.10	9-20-2028	200,000,000	1,941,154
Japan Government Twenty Year Bond Series 108 (JPY)	1.90	12-20-2028	322,000,000	3,061,747
Japan Government Twenty Year Bond Series 110 (JPY)	2.10	3-20-2029	680,000,000	6,606,882
Japan Government Twenty Year Bond Series 112 (JPY)	2.10	6-20-2029	173,000,000	1,683,412
Japan Government Twenty Year Bond Series 113 (JPY)	2.10	9-20-2029	350,000,000	3,404,980
Japan Government Twenty Year Bond Series 115 (JPY)	2.20	12-20-2029	160,000,000	1,575,539
Japan Government Twenty Year Bond Series 116 (JPY)	2.20	3-20-2030	100,000,000	985,297
Japan Government Twenty Year Bond Series 117 (JPY)	2.10	3-20-2030	200,000,000	1,947,620
Japan Government Twenty Year Bond Series 118 (JPY)	2.00	6-20-2030	70,000,000	674,081
Japan Government Twenty Year Bond Series 120 (JPY)	1.60	6-20-2030	326,500,000	2,995,976
Japan Government Twenty Year Bond Series 121 (JPY)	1.90	9-20-2030	235,000,000	2,236,929
Japan Government Twenty Year Bond Series 123 (JPY)	2.10	12-20-2030	240,000,000	2,338,762
Japan Government Twenty Year Bond Series 125 (JPY)	2.20	3-20-2031	100,000,000	986,840
Japan Government Twenty Year Bond Series 126 (JPY)	2.00	3-20-2031	160,000,000	1,541,524
Japan Government Twenty Year Bond Series 127 (JPY)	1.90	3-20-2031	155,000,000	1,475,849
Japan Government Twenty Year Bond Series 128 (JPY)	1.90	6-20-2031	615,000,000	5,852,991
Japan Government Twenty Year Bond Series 130 (JPY)	1.80	9-20-2031	125,000,000	1,174,005
Japan Government Twenty Year Bond Series 133 (JPY)	1.80	12-20-2031	390,000,000	3,659,347
Japan Government Twenty Year Bond Series 134 (JPY)	1.80	3-20-2032	100,000,000	937,295
Japan Government Twenty Year Bond Series 139 (JPY)	1.60	6-20-2032	250,000,000	2,277,620
Japan Government Twenty Year Bond Series 140 (JPY)	1.70	9-20-2032	900,000,000	8,302,811
Japan Government Twenty Year Bond Series 141 (JPY)	1.70	12-20-2032	300,000,000	2,764,460
Japan Government Twenty Year Bond Series 142 (JPY)	1.80	12-20-2032	300,000,000	2,802,258
Japan Government Twenty Year Bond Series 143 (JPY)	1.60	3-20-2033	300,000,000	2,720,032
Japan Government Twenty Year Bond Series 146 (JPY)	1.70	9-20-2033	550,000,000	5,041,056
Japan Government Twenty Year Bond Series 147 (JPY)	1.60	12-20-2033	500,000,000	4,510,926
Japan Government Twenty Year Bond Series 148 (JPY)	1.50	3-20-2034	1,150,000,000	10,190,532
Japan Government Twenty Year Bond Series 149 (JPY)	1.50	6-20-2034	680,000,000	6,013,498

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Japan Government Twenty Year Bond Series 40 (JPY)	2.30%	9-20-2018	200,000,000	$1,729,423
Japan Government Twenty Year Bond Series 72 (JPY)	2.10	9-20-2024	175,000,000	1,653,188
Japan Government Twenty Year Bond Series 79 (JPY)	2.00	6-20-2025	1,325,000,000	12,503,867
Japan Government Two Year Bond Series 349 (JPY)	0.10	2-15-2017	900,000,000	7,320,999
Netherlands Government Bond (EUR) 144A ¤	0.00	4-15-2018	1,450,000	1,543,861
Netherlands Government Bond (EUR)	0.25	1-15-2020	1,550,000	1,667,099
Netherlands Government Bond (EUR) 144A	0.25	7-15-2025	1,350,000	1,376,088
Netherlands Government Bond (EUR) 144A	0.50	4-15-2017	1,525,000	1,630,995
Netherlands Government Bond (EUR) 144A	1.25	1-15-2018	1,600,000	1,748,238
Netherlands Government Bond (EUR) 144A	1.25	1-15-2019	1,600,000	1,771,810
Netherlands Government Bond (EUR) 144A	1.75	7-15-2023	1,700,000	1,991,482
Netherlands Government Bond (EUR) 144A	2.00	7-15-2024	1,425,000	1,702,514
Netherlands Government Bond (EUR) 144A	2.25	7-15-2022	1,600,000	1,926,041
Netherlands Government Bond (EUR) 144A	2.50	1-15-2017	1,175,000	1,281,887
Netherlands Government Bond (EUR) 144A	2.50	1-15-2033	1,150,000	1,468,276
Netherlands Government Bond (EUR) 144A	2.75	1-15-2047	1,075,000	1,493,680
Netherlands Government Bond (EUR) 144A	3.25	7-15-2021	1,775,000	2,217,292
Netherlands Government Bond (EUR) 144A	3.50	7-15-2020	1,450,000	1,789,733
Netherlands Government Bond (EUR)	3.75	1-15-2023	970,000	1,281,690
Netherlands Government Bond (EUR) 144A	3.75	1-15-2042	1,600,000	2,580,098
Netherlands Government Bond (EUR) 144A	4.00	7-15-2018	1,450,000	1,706,176
Netherlands Government Bond (EUR) 144A	4.00	7-15-2019	1,450,000	1,768,314
Netherlands Government Bond (EUR) 144A	4.00	1-15-2037	1,228,000	1,951,614
Netherlands Government Bond (EUR) 144A	4.50	7-15-2017	1,250,000	1,425,728
Netherlands Government Bond (EUR)	5.50	1-15-2028	1,370,000	2,223,626
Netherlands Government Bond (EUR)	7.50	1-15-2023	335,000	536,925
Spain Government Bond (EUR) 144A	3.80	1-31-2017	2,400,000	2,649,533
Spain Government Bond (EUR) 144A	4.00	4-30-2020	2,525,000	3,079,694
Spain Government Bond (EUR) 144A	4.20	1-31-2037	1,900,000	2,555,276
Spain Government Bond (EUR) 144A	4.30	10-31-2019	2,250,000	2,745,423
Spain Government Bond (EUR) 144A	4.60	7-30-2019	2,000,000	2,445,701
Spain Government Bond (EUR) 144A	4.65	7-30-2025	1,600,000	2,167,066
Spain Government Bond (EUR) 144A	4.70	7-30-2041	1,425,000	2,070,641
Spain Government Bond (EUR) 144A	4.80	1-31-2024	1,650,000	2,216,378
Spain Government Bond (EUR) 144A	4.85	10-31-2020	2,100,000	2,680,291
Spain Government Bond (EUR) 144A	4.90	7-30-2040	1,150,000	1,709,550
Spain Government Bond (EUR) 144A	5.50	7-30-2017	2,100,000	2,422,436
Spain Government Bond (EUR) 144A	5.50	4-30-2021	2,450,000	3,253,757
Spain Government Bond (EUR)	5.75	7-30-2032	1,850,000	2,919,031
Spain Government Bond (EUR) 144A	5.85	1-31-2022	2,250,000	3,092,519
Spain Government Bond (EUR) 144A	5.90	7-30-2026	1,750,000	2,614,846
Spain Government Bond (EUR)	6.00	1-31-2029	2,100,000	3,258,551
Sweden Government Bond Series 1047 (SEK)	5.00	12-1-2020	9,090,000	1,296,438
Sweden Government Bond Series 1051 (SEK)	3.75	8-12-2017	4,700,000	577,679
Sweden Government Bond Series 1052 (SEK)	4.25	3-12-2019	8,650,000	1,139,571
Sweden Government Bond Series 1053 (SEK)	3.50	3-30-2039	5,250,000	783,951
Sweden Government Bond Series 1054 (SEK)	3.50	6-1-2022	8,650,000	1,191,309
Sweden Government Bond Series 1056 (SEK)	2.25	6-1-2032	1,000,000	126,449
Sweden Government Bond Series 1057 (SEK)	1.50	11-13-2023	7,300,000	898,334
Sweden Government Bond Series 1058 (SEK)	2.50	5-12-2025	7,200,000	956,205
Sweden Government Bond Series 1059 (SEK)	1.00	11-12-2026	2,000,000	228,659
United Kingdom Gilt (GBP)	1.00	9-7-2017	2,820,000	4,275,995
United Kingdom Gilt (GBP)	1.25	7-22-2018	4,300,000	6,551,667
United Kingdom Gilt (GBP)	1.50	1-22-2021	775,000	1,176,426
United Kingdom Gilt (GBP)	1.75	1-22-2017	2,800,000	4,278,743
United Kingdom Gilt (GBP)	1.75	7-22-2019	2,950,000	4,557,679
United Kingdom Gilt (GBP)	1.75	9-7-2022	2,850,000	4,358,605
United Kingdom Gilt (GBP)	2.00	7-22-2020	3,700,000	5,766,870
United Kingdom Gilt (GBP)	2.00	9-7-2025	2,000,000	3,058,104
United Kingdom Gilt (GBP)	2.25	9-7-2023	2,750,000	4,327,883
United Kingdom Gilt (GBP)	2.50	7-22-2065	500,000	772,320
United Kingdom Gilt (GBP)	2.75	9-7-2024	2,950,000	4,808,228
United Kingdom Gilt (GBP)	3.25	1-22-2044	2,250,000	3,877,177
United Kingdom Gilt (GBP)	3.50	1-22-2045	1,100,000	1,983,226
United Kingdom Gilt (GBP)	3.50	7-22-2068	2,050,000	4,102,513
United Kingdom Gilt (GBP)	3.75	9-7-2019	2,450,000	4,065,003
United Kingdom Gilt (GBP)	3.75	9-7-2020	2,000,000	3,370,466
United Kingdom Gilt (GBP)	3.75	9-7-2021	3,000,000	5,120,767
United Kingdom Gilt (GBP)	3.75	7-22-2052	2,100,000	4,163,925

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
United Kingdom Gilt (GBP)	4.00%	3-7-2022	3,600,000	$6,275,318
United Kingdom Gilt (GBP)	4.00	1-22-2060	1,900,000	4,111,636
United Kingdom Gilt (GBP)	4.25	12-7-2027	2,950,000	5,526,349
United Kingdom Gilt (GBP)	4.25	6-7-2032	3,900,000	7,447,279
United Kingdom Gilt (GBP)	4.25	3-7-2036	2,950,000	5,711,862
United Kingdom Gilt (GBP)	4.25	9-7-2039	2,350,000	4,637,832
United Kingdom Gilt (GBP)	4.25	12-7-2040	2,300,000	4,578,644
United Kingdom Gilt (GBP)	4.25	12-7-2046	2,350,000	4,877,565
United Kingdom Gilt (GBP)	4.25	12-7-2049	2,350,000	5,005,363
United Kingdom Gilt (GBP)	4.25	12-7-2055	2,525,000	5,620,233
United Kingdom Gilt (GBP)	4.50	3-7-2019	3,725,000	6,271,944
United Kingdom Gilt (GBP)	4.50	9-7-2034	2,850,000	5,648,552
United Kingdom Gilt (GBP)	4.50	12-7-2042	2,535,000	5,302,701
United Kingdom Gilt (GBP)	4.75	3-7-2020	3,425,000	5,948,190
United Kingdom Gilt (GBP)	4.75	12-7-2030	3,100,000	6,204,916
United Kingdom Gilt (GBP)	4.75	12-7-2038	3,250,000	6,824,987
United Kingdom Gilt (GBP)	5.00	3-7-2018	3,200,000	5,296,745
United Kingdom Gilt (GBP)	5.00	3-7-2025	3,500,000	6,752,015
United Kingdom Gilt (GBP)	6.00	12-7-2028	1,825,000	4,015,884
United Kingdom Gilt (GBP)	8.00	6-7-2021	2,300,000	4,698,649
United Kingdom Gilt (GBP)	8.75	8-25-2017	1,300,000	2,239,181
Total Foreign Government Bonds (Cost $1,601,767,087)				1,431,522,938

U.S. Treasury Securities : 22.96%
U.S. Treasury Bond	2.50	2-15-2045	$12,750,000	11,501,890
U.S. Treasury Bond	2.75	8-15-2042	4,500,000	4,315,959
U.S. Treasury Bond	2.75	11-15-2042	8,250,000	7,895,506
U.S. Treasury Bond	2.88	5-15-2043	9,350,000	9,156,792
U.S. Treasury Bond	3.00	5-15-2042	2,000,000	2,020,312
U.S. Treasury Bond	3.00	11-15-2044	19,600,000	19,634,457
U.S. Treasury Bond	3.13	11-15-2041	6,000,000	6,225,702
U.S. Treasury Bond	3.13	2-15-2042	2,250,000	2,332,793
U.S. Treasury Bond	3.13	2-15-2043	6,250,000	6,435,056
U.S. Treasury Bond	3.13	8-15-2044	8,000,000	8,219,376
U.S. Treasury Bond	3.38	5-15-2044	9,000,000	9,704,529
U.S. Treasury Bond	3.50	2-15-2039	3,000,000	3,335,742
U.S. Treasury Bond	3.63	8-15-2043	6,500,000	7,355,920
U.S. Treasury Bond	3.63	2-15-2044	9,750,000	11,026,256
U.S. Treasury Bond	3.75	8-15-2041	6,000,000	6,924,372
U.S. Treasury Bond	3.75	11-15-2043	10,000,000	11,573,830
U.S. Treasury Bond	3.88	8-15-2040	7,000,000	8,216,523
U.S. Treasury Bond	4.25	5-15-2039	3,000,000	3,724,569
U.S. Treasury Bond	4.25	11-15-2040	4,500,000	5,588,613
U.S. Treasury Bond	4.38	2-15-2038	1,750,000	2,219,697
U.S. Treasury Bond	4.38	11-15-2039	800,000	1,010,687
U.S. Treasury Bond	4.38	5-15-2040	6,250,000	7,897,463
U.S. Treasury Bond	4.50	2-15-2036	1,300,000	1,676,340
U.S. Treasury Bond	4.50	5-15-2038	600,000	774,469
U.S. Treasury Bond	4.50	8-15-2039	2,100,000	2,701,289
U.S. Treasury Bond	4.75	2-15-2037	800,000	1,066,813
U.S. Treasury Bond	4.75	2-15-2041	5,200,000	6,940,580
U.S. Treasury Bond	5.00	5-15-2037	800,000	1,102,938
U.S. Treasury Bond	5.50	8-15-2028	1,000,000	1,338,086
U.S. Treasury Bond	6.00	2-15-2026	1,150,000	1,546,256
U.S. Treasury Bond	6.13	11-15-2027	2,400,000	3,344,906
U.S. Treasury Bond	6.25	5-15-2030	3,000,000	4,374,141
U.S. Treasury Bond	6.38	8-15-2027	5,400,000	7,639,947
U.S. Treasury Bond	6.50	11-15-2026	1,500,000	2,113,535
U.S. Treasury Bond	6.63	2-15-2027	950,000	1,356,310
U.S. Treasury Bond	6.75	8-15-2026	1,500,000	2,140,782
U.S. Treasury Note	0.50	7-31-2017	5,000,000	4,970,310
U.S. Treasury Note	0.63	8-31-2017	5,000,000	4,976,560
U.S. Treasury Note	0.63	9-30-2017	14,000,000	13,930,000
U.S. Treasury Note	0.63	11-30-2017	7,600,000	7,549,528
U.S. Treasury Note	0.63	4-30-2018	4,000,000	3,956,408
U.S. Treasury Note	0.75	6-30-2017	15,000,000	14,973,045
U.S. Treasury Note	0.75	12-31-2017	14,000,000	13,931,092

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	0.75%	2-28-2018	$5,000,000	$4,967,775
U.S. Treasury Note	0.75	3-31-2018	3,500,000	3,475,528
U.S. Treasury Note	0.88	12-31-2016	25,000,000	25,030,275
U.S. Treasury Note	0.88	1-31-2017	10,000,000	10,010,160
U.S. Treasury Note	0.88	2-28-2017	10,000,000	10,010,550
U.S. Treasury Note	0.88	4-30-2017	7,000,000	7,005,194
U.S. Treasury Note	0.88	5-15-2017	12,400,000	12,408,234
U.S. Treasury Note	0.88	1-31-2018	5,000,000	4,984,960
U.S. Treasury Note	0.88	7-31-2019	2,500,000	2,451,465
U.S. Treasury Note	1.00	3-31-2017	12,000,000	12,031,872
U.S. Treasury Note	1.00	5-31-2018	7,000,000	6,980,589
U.S. Treasury Note	1.00	6-30-2019	25,000,000	24,673,825
U.S. Treasury Note	1.00	9-30-2019	23,500,000	23,097,022
U.S. Treasury Note	1.00	11-30-2019	10,000,000	9,807,420
U.S. Treasury Note	1.13	12-31-2019	5,000,000	4,923,045
U.S. Treasury Note	1.13	4-30-2020	15,000,000	14,711,130
U.S. Treasury Note	1.25	10-31-2018	10,000,000	10,012,890
U.S. Treasury Note	1.25	11-30-2018	10,000,000	10,007,030
U.S. Treasury Note	1.25	1-31-2019	2,500,000	2,497,265
U.S. Treasury Note	1.25	4-30-2019	12,000,000	11,959,224
U.S. Treasury Note	1.25	1-31-2020	7,000,000	6,918,513
U.S. Treasury Note	1.25	2-29-2020	10,000,000	9,873,440
U.S. Treasury Note	1.38	6-30-2018	10,000,000	10,066,800
U.S. Treasury Note	1.38	7-31-2018	5,000,000	5,030,470
U.S. Treasury Note	1.38	9-30-2018	11,000,000	11,057,145
U.S. Treasury Note	1.38	12-31-2018	10,000,000	10,035,160
U.S. Treasury Note	1.38	2-28-2019	15,000,000	15,026,370
U.S. Treasury Note	1.38	1-31-2020	3,000,000	2,979,609
U.S. Treasury Note	1.38	4-30-2020	15,500,000	15,357,106
U.S. Treasury Note	1.38	5-31-2020	10,000,000	9,892,970
U.S. Treasury Note	1.50	8-31-2018	12,000,000	12,107,808
U.S. Treasury Note	1.50	1-31-2019	7,000,000	7,046,214
U.S. Treasury Note	1.50	5-31-2019	25,000,000	25,109,375
U.S. Treasury Note	1.63	3-31-2019	20,000,000	20,184,380
U.S. Treasury Note	1.63	8-31-2019	5,000,000	5,036,330
U.S. Treasury Note	1.63	8-15-2022	6,100,000	5,961,323
U.S. Treasury Note	1.63	11-15-2022	12,500,000	12,200,688
U.S. Treasury Note	1.75	9-30-2019	30,000,000	30,329,050
U.S. Treasury Note	1.75	2-28-2022	15,000,000	14,851,755
U.S. Treasury Note	1.75	5-15-2022	7,500,000	7,408,590
U.S. Treasury Note	1.75	5-15-2023	12,500,000	12,242,675
U.S. Treasury Note	1.88	8-31-2017	6,500,000	6,610,448
U.S. Treasury Note	1.88	9-30-2017	6,000,000	6,107,112
U.S. Treasury Note	2.00	7-31-2020	6,000,000	6,096,564
U.S. Treasury Note	2.00	11-30-2020	10,000,000	10,144,530
U.S. Treasury Note	2.00	5-31-2021	5,000,000	5,054,885
U.S. Treasury Note	2.00	11-15-2021	16,000,000	16,120,624
U.S. Treasury Note	2.00	2-15-2023	11,000,000	10,999,571
U.S. Treasury Note	2.00	2-15-2025	21,500,000	21,123,750
U.S. Treasury Note	2.00	8-15-2025	14,000,000	13,727,112
U.S. Treasury Note	2.13	8-31-2020	13,000,000	13,276,757
U.S. Treasury Note	2.13	8-15-2021	10,000,000	10,168,750
U.S. Treasury Note	2.25	11-30-2017	7,500,000	7,690,433
U.S. Treasury Note	2.25	3-31-2021	15,000,000	15,376,170
U.S. Treasury Note	2.25	7-31-2021	7,000,000	7,164,339
U.S. Treasury Note	2.25	11-15-2024	18,500,000	18,595,386
U.S. Treasury Note	2.38	7-31-2017	3,500,000	3,587,500
U.S. Treasury Note	2.38	5-31-2018	5,000,000	5,158,985
U.S. Treasury Note	2.38	6-30-2018	8,000,000	8,255,624
U.S. Treasury Note	2.38	8-15-2024	15,000,000	15,243,165
U.S. Treasury Note	2.50	6-30-2017	14,500,000	14,876,667
U.S. Treasury Note	2.50	8-15-2023	14,250,000	14,704,775
U.S. Treasury Note	2.50	5-15-2024	15,500,000	15,927,459
U.S. Treasury Note	2.63	1-31-2018	4,000,000	4,137,344
U.S. Treasury Note	2.63	4-30-2018	5,500,000	5,706,036
U.S. Treasury Note	2.63	8-15-2020	12,000,000	12,526,404
U.S. Treasury Note	2.63	11-15-2020	15,000,000	15,655,665
U.S. Treasury Note	2.75	5-31-2017	10,000,000	10,289,060
U.S. Treasury Note	2.75	12-31-2017	6,000,000	6,218,202

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	2.75%	2-28-2018	$4,000,000	$4,150,780
U.S. Treasury Note	2.75	2-15-2019	16,950,000	17,725,327
U.S. Treasury Note	2.75	11-15-2023	15,500,000	16,276,209
U.S. Treasury Note	2.75	2-15-2024	18,250,000	19,131,128
U.S. Treasury Note	2.88	3-31-2018	5,000,000	5,209,765
U.S. Treasury Note	3.00	2-28-2017	28,000,000	28,766,724
U.S. Treasury Note	3.13	1-31-2017	5,000,000	5,135,155
U.S. Treasury Note	3.13	4-30-2017	3,000,000	3,097,617
U.S. Treasury Note	3.13	5-15-2019	8,000,000	8,474,376
U.S. Treasury Note	3.13	5-15-2021	4,000,000	4,275,312
U.S. Treasury Note	3.25	3-31-2017	5,000,000	5,164,060
U.S. Treasury Note	3.38	11-15-2019	8,000,000	8,584,688
U.S. Treasury Note	3.50	2-15-2018	5,000,000	5,267,970
U.S. Treasury Note	3.50	5-15-2020	25,000,000	27,023,450
U.S. Treasury Note	3.63	8-15-2019	9,500,000	10,253,692
U.S. Treasury Note	3.63	2-15-2020	20,500,000	22,240,901
U.S. Treasury Note	3.63	2-15-2021	20,000,000	21,863,280
U.S. Treasury Note	3.75	11-15-2018	7,000,000	7,515,158
U.S. Treasury Note	3.88	5-15-2018	3,000,000	3,204,960
U.S. Treasury Note	4.00	8-15-2018	2,525,000	2,720,688
U.S. Treasury Note	4.25	11-15-2017	4,000,000	4,255,936
U.S. Treasury Note	4.50	5-15-2017	2,000,000	2,107,032
U.S. Treasury Note	4.63	2-15-2017	5,000,000	5,230,275
U.S. Treasury Note	4.75	8-15-2017	23,000,000	24,517,471
U.S. Treasury Note	6.25	8-15-2023	3,500,000	4,552,597
U.S. Treasury Note	6.88	8-15-2025	1,500,000	2,119,043
U.S. Treasury Note	7.13	2-15-2023	3,000,000	4,038,165
U.S. Treasury Note	7.25	8-15-2022	13,000,000	17,333,667
U.S. Treasury Note	7.50	11-15-2024	2,000,000	2,873,984
U.S. Treasury Note	7.88	2-15-2021	500,000	652,617
U.S. Treasury Note	8.00	11-15-2021	4,100,000	5,519,145
U.S. Treasury Note	8.13	8-15-2019	1,350,000	1,677,059
U.S. Treasury Note	8.50	2-15-2020	1,700,000	2,182,508
U.S. Treasury Note	8.75	5-15-2017	2,500,000	2,786,425
U.S. Treasury Note	8.75	8-15-2020	400,000	528,438
U.S. Treasury Note	8.88	8-15-2017	1,275,000	1,448,171
U.S. Treasury Note	8.88	2-15-2019	1,200,000	1,487,860
U.S. Treasury Note	9.13	5-15-2018	2,900,000	3,469,012
Total U.S. Treasury Securities (Cost $1,302,258,335)				1,331,884,565

Yankee Corporate Bonds and Notes : 4.17%
Consumer Discretionary : 0.05%
Media : 0.05%
Grupo Televisa SAB	5.00	5-13-2045	500,000	441,354
Grupo Televisa SAB	6.00	5-15-2018	250,000	270,595
Grupo Televisa SAB	6.63	1-15-2040	500,000	535,613
WPP Finance 2010	3.63	9-7-2022	350,000	356,067
WPP Finance 2010	3.75	9-19-2024	1,000,000	1,003,610
WPP Finance 2010	5.63	11-15-2043	200,000	207,075
				2,814,314

Consumer Staples : 0.07%
Beverages : 0.07%
Coca-Cola Femsa SAB de CV	2.38	11-26-2018	500,000	498,750
Coca-Cola Femsa SAB de CV	3.88	11-26-2023	300,000	305,423
Coca-Cola Femsa SAB de CV	4.63	2-15-2020	200,000	213,703
Coca-Cola Femsa SAB de CV	5.25	11-26-2043	300,000	318,853
Diageo Capital plc	1.13	4-29-2018	500,000	497,075
Diageo Capital plc	2.63	4-29-2023	300,000	292,321
Diageo Capital plc	3.88	4-29-2043	230,000	215,292
Diageo Capital plc	5.75	10-23-2017	1,050,000	1,134,222
Diageo Capital plc	5.88	9-30-2036	175,000	206,381

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Beverages (continued)
Fomento Economico Mexicano SAB de CV	2.88%	5-10-2023	$200,000	$187,306
Fomento Economico Mexicano SAB de CV	4.38	5-10-2043	150,000	136,393
				4,005,719

Energy : 0.62%
Energy Equipment & Services : 0.03%
Ensco plc «	4.50	10-1-2024	500,000	390,673
Ensco plc	4.70	3-15-2021	500,000	437,101
Ensco plc «	5.20	3-15-2025	1,250,000	1,030,250
				1,858,024

Oil, Gas & Consumable Fuels : 0.59%
Alberta Energy Company Limited	7.38	11-1-2031	350,000	343,123
Alberta Energy Company Limited	8.13	9-15-2030	150,000	166,643
BP Capital Markets plc	1.38	11-6-2017	400,000	399,230
BP Capital Markets plc	1.38	5-10-2018	350,000	347,586
BP Capital Markets plc	1.85	5-5-2017	500,000	504,418
BP Capital Markets plc	2.24	5-10-2019	400,000	402,153
BP Capital Markets plc	2.50	11-6-2022	500,000	480,818
BP Capital Markets plc	2.52	1-15-2020	1,000,000	1,009,351
BP Capital Markets plc	2.75	5-10-2023	600,000	580,717
BP Capital Markets plc	3.25	5-6-2022	750,000	758,553
BP Capital Markets plc	3.51	3-17-2025	1,500,000	1,506,062
BP Capital Markets plc	3.81	2-10-2024	500,000	514,663
BP Capital Markets plc	4.50	10-1-2020	500,000	546,976
BP Capital Markets plc	4.75	3-10-2019	450,000	487,799
Canadian Natural Resources Limited	3.90	2-1-2025	300,000	283,025
Canadian Natural Resources Limited	5.70	5-15-2017	1,150,000	1,206,119
Canadian Natural Resources Limited	5.85	2-1-2035	565,000	563,743
Canadian Natural Resources Limited	6.25	3-15-2038	500,000	519,665
Cenovus Energy Incorporated	3.00	8-15-2022	250,000	230,843
Cenovus Energy Incorporated	3.80	9-15-2023	250,000	237,147
Cenovus Energy Incorporated	4.45	9-15-2042	250,000	197,529
Cenovus Energy Incorporated	5.70	10-15-2019	700,000	756,102
Cenovus Energy Incorporated	6.75	11-15-2039	500,000	522,226
Enbridge Incorporated	3.50	6-10-2024	1,000,000	862,291
Enbridge Incorporated	5.60	4-1-2017	100,000	103,711
Encana Corporation	5.15	11-15-2041	500,000	385,540
Encana Corporation	6.50	5-15-2019	400,000	428,569
Encana Corporation	6.50	8-15-2034	250,000	224,932
Encana Corporation	6.50	2-1-2038	350,000	313,474
Husky Energy Incorporated	4.00	4-15-2024	500,000	474,486
Husky Energy Incorporated	6.80	9-15-2037	100,000	106,997
Husky Energy Incorporated	7.25	12-15-2019	565,000	637,226
Noble Holdings International Limited Corporation	3.95	3-15-2022	150,000	113,547
Noble Holdings International Limited Corporation	4.63	3-1-2021	200,000	165,737
Noble Holdings International Limited Corporation «	4.90	8-1-2020	250,000	216,308
Noble Holdings International Limited Corporation	5.25	3-15-2042	200,000	126,811
Noble Holdings International Limited Corporation	6.05	3-1-2041	200,000	133,777
Petro-Canada	5.95	5-15-2035	700,000	781,313
Petro-Canada	6.80	5-15-2038	400,000	492,291
Suncor Energy Incorporated	3.60	12-1-2024	600,000	597,251
Suncor Energy Incorporated	5.95	12-1-2034	75,000	83,608
Suncor Energy Incorporated	6.10	6-1-2018	900,000	982,151
Suncor Energy Incorporated	6.50	6-15-2038	400,000	478,197
Suncor Energy Incorporated	6.85	6-1-2039	250,000	307,945
Talisman Energy Incorporated	3.75	2-1-2021	150,000	139,008
Talisman Energy Incorporated	5.50	5-15-2042	1,000,000	799,180
Talisman Energy Incorporated	6.25	2-1-2038	400,000	328,232
Talisman Energy Incorporated	7.75	6-1-2019	415,000	450,480
Total Capital Canada Limited	2.75	7-15-2023	350,000	343,144
Total Capital International SA	1.00	1-10-2017	200,000	199,874
Total Capital International SA	1.50	2-17-2017	500,000	502,545
Total Capital International SA	1.55	6-28-2017	500,000	502,208
Total Capital International SA	2.13	1-10-2019	500,000	505,630

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Total Capital International SA	2.70%	1-25-2023	$350,000	$343,777
Total Capital International SA	2.88	2-17-2022	1,000,000	1,005,203
Total Capital International SA	3.70	1-15-2024	1,000,000	1,035,340
Total Capital International SA	3.75	4-10-2024	500,000	519,898
Total Capital SA	4.13	1-28-2021	100,000	108,141
Total Capital SA	4.25	12-15-2021	250,000	269,289
Total Capital SA	4.45	6-24-2020	500,000	546,980
TransCanada PipeLines Limited	2.50	8-1-2022	500,000	470,143
TransCanada PipeLines Limited	3.75	10-16-2023	250,000	249,542
TransCanada PipeLines Limited	3.80	10-1-2020	300,000	316,223
TransCanada PipeLines Limited	5.00	10-16-2043	500,000	491,212
TransCanada PipeLines Limited	5.60	3-31-2034	100,000	106,409
TransCanada PipeLines Limited	6.10	6-1-2040	300,000	331,403
TransCanada PipeLines Limited	6.20	10-15-2037	585,000	646,566
TransCanada PipeLines Limited ±	6.35	5-15-2067	500,000	407,500
TransCanada PipeLines Limited	7.13	1-15-2019	1,500,000	1,714,538
TransCanada PipeLines Limited	7.63	1-15-2039	500,000	646,117
Weatherford International Limited	9.63	3-1-2019	445,000	450,563
				34,009,798

Financials : 2.21%
Banks : 1.28%
Australia & New Zealand Banking Group Limited	1.25	1-10-2017	250,000	250,396
Australia & New Zealand Banking Group Limited	1.45	5-15-2018	250,000	248,052
Australia & New Zealand Banking Group Limited	1.88	10-6-2017	250,000	251,811
Australia & New Zealand Banking Group Limited	2.25	6-13-2019	1,000,000	1,001,464
Bancolombia SA	5.95	6-3-2021	1,000,000	1,055,000
Bank of Montreal	1.30	7-14-2017	1,000,000	1,000,207
Bank of Montreal	1.40	9-11-2017	1,000,000	997,500
Bank of Montreal	2.50	1-11-2017	500,000	507,949
Bank of Montreal	2.55	11-6-2022	1,000,000	992,154
Bank of Nova Scotia	1.10	12-13-2016	500,000	500,736
Bank of Nova Scotia	1.30	7-21-2017	300,000	299,927
Bank of Nova Scotia	1.38	12-18-2017	500,000	498,300
Bank of Nova Scotia	1.45	4-25-2018	500,000	496,867
Bank of Nova Scotia	1.70	6-11-2018	300,000	299,973
Bank of Nova Scotia	2.05	10-30-2018	100,000	100,500
Bank of Nova Scotia	2.55	1-12-2017	750,000	761,318
Bank of Nova Scotia	2.80	7-21-2021	750,000	756,012
Bank of Nova Scotia	4.38	1-13-2021	500,000	539,865
Barclays Bank plc	2.50	2-20-2019	500,000	505,482
Barclays Bank plc	3.65	3-16-2025	1,500,000	1,454,291
Barclays Bank plc	3.75	5-15-2024	1,000,000	1,022,101
Barclays Bank plc	5.13	1-8-2020	1,000,000	1,107,005
Barclays Bank plc	5.14	10-14-2020	800,000	878,223
Barclays Bank plc	6.75	5-22-2019	1,000,000	1,149,040
BNP Paribas	1.25	12-12-2016	294,000	294,456
BNP Paribas	1.38	3-17-2017	500,000	499,953
BNP Paribas	2.40	12-12-2018	600,000	607,614
BNP Paribas	2.45	3-17-2019	500,000	502,591
BNP Paribas	2.70	8-20-2018	1,000,000	1,020,031
BNP Paribas	3.25	3-3-2023	500,000	502,005
BNP Paribas	4.25	10-15-2024	400,000	400,102
BNP Paribas	5.00	1-15-2021	1,150,000	1,278,554
BPCE SA	1.63	2-10-2017	1,000,000	998,750
BPCE SA	2.50	7-15-2019	1,000,000	1,007,431
BPCE SA	4.00	4-15-2024	500,000	518,946
Canadian Imperial Bank	1.55	1-23-2018	300,000	299,190
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.50	1-11-2021	500,000	546,577
Corpbanca 144A	3.88	9-22-2019	600,000	606,401
Credit Suisse (New York)	1.38	5-26-2017	2,000,000	1,994,980
Credit Suisse (New York)	3.00	10-29-2021	1,000,000	1,003,155
Credit Suisse (New York)	3.63	9-9-2024	1,500,000	1,512,887
Credit Suisse (New York)	4.38	8-5-2020	1,000,000	1,083,267

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Credit Suisse (New York)	5.30%	8-13-2019	$1,500,000	$1,668,777
Credit Suisse (New York)	5.40	1-14-2020	1,500,000	1,660,985
Credit Suisse Group Funding Limited 144A	3.75	3-26-2025	1,000,000	977,453
Credit Suisse Group Funding Limited 144A	4.88	5-15-2045	500,000	501,886
HSBC Holdings plc	4.00	3-30-2022	1,000,000	1,054,849
HSBC Holdings plc	4.25	3-14-2024	1,000,000	1,012,842
HSBC Holdings plc	4.88	1-14-2022	250,000	275,424
HSBC Holdings plc	5.10	4-5-2021	1,000,000	1,119,550
HSBC Holdings plc	5.25	3-14-2044	500,000	526,538
HSBC Holdings plc	6.10	1-14-2042	500,000	630,091
HSBC Holdings plc	6.50	5-2-2036	1,000,000	1,209,190
HSBC Holdings plc	6.50	9-15-2037	850,000	1,033,889
HSBC Holdings plc	6.80	6-1-2038	350,000	440,142
Intesa Sanpaolo SpA	2.38	1-13-2017	500,000	502,300
Intesa Sanpaolo SpA	3.88	1-16-2018	700,000	720,414
Intesa Sanpaolo SpA	3.88	1-15-2019	500,000	519,605
Intesa Sanpaolo SpA	5.25	1-12-2024	500,000	541,391
Lloyds TSB Bank plc	1.75	5-14-2018	1,750,000	1,747,415
Lloyds TSB Bank plc	2.30	11-27-2018	200,000	201,735
Lloyds TSB Bank plc	2.40	3-17-2020	500,000	500,520
Lloyds TSB Bank plc	4.20	3-28-2017	1,000,000	1,036,265
National Australia Bank Limited	2.75	3-9-2017	1,000,000	1,019,314
National Australia Bank Limited	3.00	1-20-2023	350,000	350,133
NIBC Bank NV	4.88	11-19-2019	800,000	877,128
Rabobank Nederland NV	1.70	3-19-2018	500,000	500,121
Rabobank Nederland NV	2.25	1-14-2019	500,000	503,966
Rabobank Nederland NV	3.38	1-19-2017	1,000,000	1,023,607
Rabobank Nederland NV	3.38	5-21-2025	500,000	498,209
Rabobank Nederland NV	3.88	2-8-2022	500,000	528,820
Rabobank Nederland NV	3.95	11-9-2022	750,000	757,805
Rabobank Nederland NV	4.63	12-1-2023	750,000	781,684
Rabobank Nederland NV	5.25	5-24-2041	725,000	830,873
Rabobank Nederland NV	5.75	12-1-2043	1,000,000	1,130,605
Royal Bank of Canada	1.20	1-23-2017	250,000	250,541
Royal Bank of Canada	1.25	6-16-2017	500,000	498,972
Royal Bank of Canada	1.50	1-16-2018	450,000	449,596
Royal Bank of Canada	2.15	3-15-2019	500,000	503,570
Royal Bank of Canada	2.20	7-27-2018	1,000,000	1,011,544
Royal Bank of Scotland Group plc	6.40	10-21-2019	575,000	643,833
Societe Generale	2.75	10-12-2017	700,000	711,606
Sumitomo Mitsui Banking Corporation	1.30	1-10-2017	500,000	499,079
Sumitomo Mitsui Banking Corporation	1.50	1-18-2018	500,000	495,903
Sumitomo Mitsui Banking Corporation	2.25	7-11-2019	500,000	498,129
Sumitomo Mitsui Banking Corporation	2.45	1-10-2019	500,000	503,295
Sumitomo Mitsui Banking Corporation	3.20	7-18-2022	1,000,000	1,004,658
Sumitomo Mitsui Banking Corporation	3.40	7-11-2024	250,000	250,156
Sumitomo Mitsui Banking Corporation	3.95	7-19-2023	250,000	261,710
Svenska Handelsbanken AB	1.63	3-21-2018	400,000	399,488
Svenska Handelsbanken AB	2.25	6-17-2019	500,000	503,398
Svenska Handelsbanken AB	2.88	4-4-2017	1,000,000	1,020,539
Toronto Dominion Bank	1.13	5-2-2017	750,000	749,162
Toronto Dominion Bank	1.40	4-30-2018	1,250,000	1,243,765
Toronto Dominion Bank	2.13	7-2-2019	500,000	501,723
Toronto Dominion Bank	2.63	9-10-2018	600,000	614,700
Westpac Banking Corporation	1.20	5-19-2017	1,000,000	999,481
Westpac Banking Corporation	1.55	5-25-2018	1,000,000	994,410
Westpac Banking Corporation	2.00	8-14-2017	100,000	100,910
Westpac Banking Corporation	2.25	1-17-2019	250,000	252,059
Westpac Banking Corporation	2.30	5-26-2020	1,000,000	998,201
				73,995,017

Capital Markets : 0.03%
Invesco Finance plc	4.00	1-30-2024	250,000	259,532
Invesco Finance plc	5.38	11-30-2043	250,000	274,077
Nomura Holdings Incorporated	2.75	3-19-2019	500,000	505,624
Nomura Holdings Incorporated	6.70	3-4-2020	356,000	411,249

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Capital Markets (continued)
Sasol Financing International Company	4.50%	11-14-2022	$500,000	$490,000
				1,940,482

Diversified Financial Services : 0.84%
Abbey National Treasury Services plc	1.38	3-13-2017	750,000	749,006
Abbey National Treasury Services plc	3.05	8-23-2018	500,000	514,586
Abbey National Treasury Services plc	4.00	3-13-2024	750,000	783,686
Barrick Australian Finance Proprietary Limited	5.95	10-15-2039	550,000	424,064
BHP Billiton Finance USA Limited	1.63	2-24-2017	500,000	501,043
BHP Billiton Finance USA Limited	2.88	2-24-2022	350,000	342,458
BHP Billiton Finance USA Limited	3.25	11-21-2021	500,000	501,174
BHP Billiton Finance USA Limited	3.85	9-30-2023	1,500,000	1,481,519
BHP Billiton Finance USA Limited	4.13	2-24-2042	650,000	555,628
BHP Billiton Finance USA Limited	5.00	9-30-2043	500,000	479,005
BHP Billiton Finance USA Limited	5.40	3-29-2017	200,000	209,810
Burlington Resources Finance Company	7.20	8-15-2031	500,000	626,858
ConocoPhillips Canada Funding Company	5.95	10-15-2036	300,000	338,022
Deutsche Bank AG (London)	1.35	5-30-2017	1,000,000	992,587
Deutsche Bank AG (London)	1.88	2-13-2018	1,500,000	1,493,865
Deutsche Bank AG (London)	2.50	2-13-2019	500,000	504,768
Deutsche Bank AG (London)	3.70	5-30-2024	1,000,000	998,571
GE Capital International Funding Company 144A	2.34	11-15-2020	12,000,000	11,974,848
GE Capital International Funding Company 144A	3.37	11-15-2025	2,500,000	2,527,723
GE Capital International Funding Company 144A	4.42	11-15-2035	6,013,000	6,175,135
Schlumberger Investment SA	3.65	12-1-2023	604,000	624,920
Shell International Finance BV	1.90	8-10-2018	1,000,000	1,009,087
Shell International Finance BV	2.00	11-15-2018	500,000	503,822
Shell International Finance BV	2.13	5-11-2020	750,000	747,545
Shell International Finance BV	2.25	1-6-2023	250,000	239,097
Shell International Finance BV	2.38	8-21-2022	250,000	243,185
Shell International Finance BV	3.25	5-11-2025	1,000,000	994,688
Shell International Finance BV	3.40	8-12-2023	250,000	254,871
Shell International Finance BV	3.63	8-21-2042	250,000	218,811
Shell International Finance BV	4.13	5-11-2035	500,000	496,311
Shell International Finance BV	4.30	9-22-2019	1,000,000	1,078,625
Shell International Finance BV	4.38	3-25-2020	500,000	542,458
Shell International Finance BV	4.38	5-11-2045	1,000,000	994,444
Shell International Finance BV	4.55	8-12-2043	500,000	508,040
Shell International Finance BV	5.20	3-22-2017	250,000	262,868
Shell International Finance BV	5.50	3-25-2040	300,000	341,027
Shell International Finance BV	6.38	12-15-2038	850,000	1,064,589
Syngenta Finance NV	3.13	3-28-2022	500,000	486,355
UBS AG (Stamford)	1.38	6-1-2017	1,000,000	996,852
UBS AG (Stamford)	2.38	8-14-2019	1,750,000	1,758,372
UBS AG (Stamford)	4.88	8-4-2020	1,488,000	1,645,729
UBS AG (Stamford)	5.75	4-25-2018	738,000	800,801
UBS AG (Stamford)	5.88	12-20-2017	872,000	943,251
				48,930,104

Insurance : 0.06%
AON plc	4.00	11-27-2023	150,000	154,452
AON plc	4.45	5-24-2043	100,000	92,701
AON plc	4.60	6-14-2044	600,000	584,300
Aspen Insurance Holdings Limited	4.65	11-15-2023	200,000	205,921
AXA SA	8.60	12-15-2030	650,000	898,625
Montpelier Re Holdings Limited	4.70	10-15-2022	100,000	102,210
Trinity Acquisition plc	4.63	8-15-2023	350,000	360,502
Trinity Acquisition plc	6.13	8-15-2043	350,000	376,806
XLIT Limited	2.30	12-15-2018	350,000	351,009
XLIT Limited	5.25	12-15-2043	200,000	209,387
				3,335,913

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Real Estate Management & Development : 0.00%
Brookfield Asset Management Incorporated	5.80%	4-25-2017	$125,000	$131,613

Health Care : 0.29%
Health Care Equipment & Supplies : 0.03%
Covidien International Finance SA	3.20	6-15-2022	500,000	503,896
Covidien International Finance SA	6.00	10-15-2017	600,000	649,434
Covidien International Finance SA	6.55	10-15-2037	400,000	507,157
				1,660,487

Pharmaceuticals : 0.26%
Actavis Funding SCS	1.30	6-15-2017	500,000	496,386
Actavis Funding SCS	3.00	3-12-2020	2,150,000	2,177,062
Actavis Funding SCS	3.80	3-15-2025	2,500,000	2,522,360
Actavis Funding SCS	3.85	6-15-2024	500,000	506,077
Actavis Funding SCS	4.75	3-15-2045	1,000,000	998,754
Actavis Funding SCS	4.85	6-15-2044	500,000	503,330
AstraZeneca plc	4.00	9-18-2042	550,000	526,655
AstraZeneca plc	5.90	9-15-2017	800,000	864,424
AstraZeneca plc	6.45	9-15-2037	1,150,000	1,479,818
GlaxoSmithKline Capital plc	1.50	5-8-2017	1,000,000	1,005,742
Novartis Securities Investment Limited	5.13	2-10-2019	1,000,000	1,102,867
Perrigo Company plc	2.30	11-8-2018	295,000	291,286
Perrigo Company plc	4.00	11-15-2023	250,000	246,498
Sanofi Aventis	1.25	4-10-2018	591,000	590,547
Sanofi Aventis	4.00	3-29-2021	700,000	747,167
Teva Pharmaceutical Finance BV	2.95	12-18-2022	500,000	481,097
Teva Pharmaceutical Finance BV	3.65	11-10-2021	500,000	505,826
				15,045,896

Industrials : 0.12%
Aerospace & Defense : 0.01%
Embraer Netherlands Finance BV	5.05	6-15-2025	400,000	379,000
Empresa Brasileira de Aeronautica	5.15	6-15-2022	200,000	199,250
				578,250

Industrial Conglomerates : 0.05%
Koninklijke Philips Electronics NV	3.75	3-15-2022	500,000	515,799
Koninklijke Philips Electronics NV	5.00	3-15-2042	500,000	488,202
Koninklijke Philips Electronics NV	5.75	3-11-2018	650,000	700,671
Koninklijke Philips Electronics NV	6.88	3-11-2038	250,000	289,148
Tyco Electronics Group SA	3.45	8-1-2024	200,000	200,121
Tyco Electronics Group SA	4.88	1-15-2021	500,000	542,383
Tyco Electronics Group SA	7.13	10-1-2037	350,000	448,834
				3,185,158

Machinery : 0.01%
Pentair Finance SA	3.15	9-15-2022	250,000	235,978
Pentair Finance SA	5.00	5-15-2021	300,000	314,760
				550,738

Road & Rail : 0.05%
Canadian National Railway Company	2.25	11-15-2022	350,000	337,580
Canadian National Railway Company	5.55	3-1-2019	435,000	480,208
Canadian National Railway Company	6.20	6-1-2036	200,000	253,927
Canadian National Railway Company	6.38	11-15-2037	550,000	715,854
Canadian Pacific Railway Company	4.45	3-15-2023	200,000	211,813
Canadian Pacific Railway Company	5.75	3-15-2033	360,000	394,353
Canadian Pacific Railway Company	5.95	5-15-2037	65,000	73,171
Canadian Pacific Railway Company	7.25	5-15-2019	65,000	74,910

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Road & Rail (continued)
Kansas City Southern de Mexico SA de CV	3.00%	5-15-2023	$73,000	$69,839
				2,611,655

Information Technology : 0.10%
Communications Equipment : 0.01%
Ericsson LM	4.13	5-15-2022	400,000	413,428

Internet Software & Services : 0.06%
Alibaba Group Holding Limited	2.50	11-28-2019	1,000,000	979,925
Alibaba Group Holding Limited	3.60	11-28-2024	1,000,000	963,976
Alibaba Group Holding Limited	4.50	11-28-2034	300,000	288,368
Baidu Incorporated	2.75	6-9-2019	750,000	745,997
Baidu Incorporated	3.25	8-6-2018	576,000	585,549
				3,563,815

Technology Hardware, Storage & Peripherals : 0.03%
Seagate HDD (Cayman)	4.75	6-1-2023	1,000,000	883,274
Seagate HDD Holdings	4.75	1-1-2025	1,000,000	842,839
				1,726,113

Materials : 0.31%
Chemicals : 0.08%
Agrium Incorporated	3.50	6-1-2023	300,000	290,835
Agrium Incorporated	4.90	6-1-2043	200,000	184,720
Agrium Incorporated	5.25	1-15-2045	400,000	388,234
Agrium Incorporated	6.13	1-15-2041	165,000	179,072
Agrium Incorporated	6.75	1-15-2019	300,000	337,228
LYB International Finance BV	4.88	3-15-2044	500,000	481,136
LyondellBasell Industries NV	4.63	2-26-2055	500,000	427,152
LyondellBasell Industries NV	5.00	4-15-2019	400,000	429,790
LyondellBasell Industries NV	5.75	4-15-2024	500,000	561,866
LyondellBasell Industries NV	6.00	11-15-2021	500,000	567,736
Methanex Corporation	3.25	12-15-2019	100,000	95,888
Potash Corporation of Saskatchewan Incorporated	4.88	3-30-2020	255,000	277,606
Potash Corporation of Saskatchewan Incorporated	5.63	12-1-2040	200,000	215,710
Potash Corporation of Saskatchewan Incorporated	5.88	12-1-2036	225,000	248,353
Potash Corporation of Saskatchewan Incorporated	6.50	5-15-2019	65,000	73,744
				4,759,070

Metals & Mining : 0.21%
Barrick Gold Corporation	3.85	4-1-2022	500,000	447,871
Barrick Gold Corporation	4.10	5-1-2023	700,000	615,525
Barrick Gold Corporation	5.25	4-1-2042	500,000	371,766
Barrick Gold Corporation	6.95	4-1-2019	130,000	140,356
Goldcorp Incorporated	2.13	3-15-2018	100,000	98,349
Goldcorp Incorporated	3.70	3-15-2023	300,000	284,547
Kinross Gold Corporation	5.13	9-1-2021	200,000	175,997
Rio Tinto Alcan Incorporated	6.13	12-15-2033	600,000	644,376
Rio Tinto Finance (USA) Limited	1.63	8-21-2017	500,000	496,560
Rio Tinto Finance (USA) Limited	2.00	3-22-2017	500,000	501,567
Rio Tinto Finance (USA) Limited	2.88	8-21-2022	500,000	476,748
Rio Tinto Finance (USA) Limited	3.50	3-22-2022	1,000,000	986,689
Rio Tinto Finance (USA) Limited	3.75	9-20-2021	500,000	509,181
Rio Tinto Finance (USA) Limited	4.13	8-21-2042	250,000	213,733
Rio Tinto Finance (USA) Limited	4.75	3-22-2042	250,000	234,387
Rio Tinto Finance (USA) Limited	5.20	11-2-2040	300,000	293,015
Rio Tinto Finance (USA) Limited	6.50	7-15-2018	750,000	824,111
Rio Tinto Finance (USA) Limited	7.13	7-15-2028	500,000	604,100
Rio Tinto Finance (USA) Limited	9.00	5-1-2019	480,000	575,669
Vale Overseas Limited «	4.38	1-11-2022	200,000	166,798
Vale Overseas Limited «	4.63	9-15-2020	300,000	275,250

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Metals & Mining (continued)
Vale Overseas Limited	6.25%	1-23-2017	$1,405,000	$1,429,728
Vale Overseas Limited	6.88	11-21-2036	1,260,000	933,912
Vale Overseas Limited	6.88	11-10-2039	130,000	95,323
Vale Overseas Limited	8.25	1-17-2034	300,000	263,250
Vale SA	5.63	9-11-2042	750,000	487,335
				12,146,143

Paper & Forest Products : 0.02%
Celulosa Arauco y Constitucion SA	4.75	1-11-2022	500,000	508,926
Celulosa Arauco y Constitucion SA	7.25	7-29-2019	350,000	395,570
				904,496

Telecommunication Services : 0.39%
Diversified Telecommunication Services : 0.21%
British Telecommunications plc	1.25	2-14-2017	500,000	498,761
British Telecommunications plc	5.95	1-15-2018	250,000	271,446
British Telecommunications plc	9.63	12-15-2030	650,000	955,170
Deutsche Telekom International Finance BV	6.00	7-8-2019	500,000	562,546
Deutsche Telekom International Finance BV	8.75	6-15-2030	830,000	1,169,925
Deutsche Telekom International Finance BV	9.25	6-1-2032	500,000	746,567
France Telecom SA	5.38	7-8-2019	600,000	664,838
France Telecom SA	5.38	1-13-2042	500,000	546,285
France Telecom SA	9.00	3-1-2031	925,000	1,340,304
Orange SA	2.75	2-6-2019	1,000,000	1,020,596
Royal KPN NV	8.38	10-1-2030	375,000	492,589
Telefonica Emisiones SAU	3.19	4-27-2018	500,000	511,797
Telefonica Emisiones SAU	4.57	4-27-2023	300,000	317,056
Telefonica Emisiones SAU	5.13	4-27-2020	445,000	489,518
Telefonica Emisiones SAU	7.05	6-20-2036	1,050,000	1,274,987
Telefonica Europe BV	8.25	9-15-2030	420,000	551,720
Telefonica SA	5.88	7-15-2019	645,000	716,491
				12,130,596

Wireless Telecommunication Services : 0.18%
America Movil SAB de CV	3.13	7-16-2022	500,000	495,216
America Movil SAB de CV	4.38	7-16-2042	500,000	458,508
America Movil SAB de CV	5.00	3-30-2020	1,000,000	1,093,720
America Movil SAB de CV	5.63	11-15-2017	450,000	483,012
America Movil SAB de CV	6.13	11-15-2037	100,000	111,898
America Movil SAB de CV	6.13	3-30-2040	600,000	682,467
America Movil SAB de CV	6.38	3-1-2035	565,000	651,945
Rogers Communications Incorporated	3.00	3-15-2023	200,000	195,305
Rogers Communications Incorporated	4.50	3-15-2043	200,000	189,588
Rogers Communications Incorporated	5.00	3-15-2044	1,000,000	1,024,190
Rogers Communications Incorporated	6.80	8-15-2018	750,000	843,263
Vodafone Group plc	1.25	9-26-2017	250,000	248,586
Vodafone Group plc	1.50	2-19-2018	500,000	498,074
Vodafone Group plc	1.63	3-20-2017	500,000	501,138
Vodafone Group plc	2.50	9-26-2022	500,000	472,187
Vodafone Group plc	2.95	2-19-2023	600,000	575,807
Vodafone Group plc	4.38	2-19-2043	500,000	418,810
Vodafone Group plc	4.63	7-15-2018	180,000	191,264
Vodafone Group plc	5.45	6-10-2019	400,000	443,739
Vodafone Group plc	5.63	2-27-2017	500,000	525,261
Vodafone Group plc	6.25	11-30-2032	300,000	324,988
Vodafone Group plc	7.88	2-15-2030	250,000	310,414
				10,739,380

Utilities : 0.01%
Electric Utilities : 0.00%
Scottish Power Limited	5.81	3-15-2025	150,000	171,102

Wells Fargo Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Independent Power & Renewable Electricity Producers : 0.01%
TransAlta Corporation		6.50%	3-15-2040	$90,000	$79,191
TransAlta Corporation		6.65	5-15-2018	200,000	209,897
					289,088

Water Utilities : 0.00%
United Utilities Group plc		5.38	2-1-2019	250,000	266,946

Total Yankee Corporate Bonds and Notes (Cost $240,284,908)					241,763,345

Yankee Government Bonds : 0.03%
Ukraine Government Aid		1.84	5-16-2019	2,000,000	2,003,394

Total Yankee Government Bonds (Cost $2,000,923)					2,003,394

Short-Term Investments : 1.22%

		Yield		Shares
Investment Companies : 1.22%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.18		2,622,613	2,622,613
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)##		0.17		67,895,527	67,895,527
Total Short-Term Investments (Cost $70,518,140)					70,518,140

Total investments in securities (Cost $5,893,023,430)*	100.15%				5,809,339,256
Other assets and liabilities, net	(0.15)				(8,627,654)

Total net assets	100.00%				$5,800,711,602

%%	The security is issued on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
±	Variable rate investment. The rate shown is the rate in effect at period end.
@	Foreign bond principal is denominated in the local currency of the issuer.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $5,894,866,894 and unrealized gains (losses) consists of:

Gross unrealized gains	$140,221,536
Gross unrealized losses	(225,749,174)

Net unrealized losses	(85,527,638)

Abbreviations:
AUD	Australian dollar
CAD	Canadian dollar
DKK	Danish krone
EUR	Euro
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FICO	The Financing Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
JPY	Japanese yen
LLC	Limited liability company

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Fixed Income Portfolio

LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust
SEK	Swedish krona
SPA	Standby purchase agreement
TVA	Tennessee Valley Authority

Wells Fargo Diversified Fixed Income Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$1,537,692,258	$0	$1,537,692,258
Corporate bonds and notes	0	1,193,954,616	0	1,193,954,616
Foreign government bonds	0	1,431,522,938	0	1,431,522,938
U.S. Treasury securities	1,331,884,565	0	0	1,331,884,565
Yankee corporate bonds and notes	0	241,763,345	0	241,763,345
Yankee government bonds	0	2,003,394	0	2,003,394
Short-term investments
Investment companies	67,895,527	2,622,613	0	70,518,140

Total assets	$1,399,780,092	$4,409,559,164	$0	$5,809,339,256

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Shares	Value
Common Stocks : 96.81%
Consumer Discretionary : 13.50%
Auto Components : 0.81%
Aisin Seiki Company Limited	31,500	$1,261,535
Akebono Brake Industry Company Limited «	22,700	57,903
Autoliv Incorporated «	54,422	6,847,920
Bosch Limited	2,730	763,890
Bridgestone Corporation	106,800	3,800,032
Calsonic Kansei Corporation	25,000	217,506
Cheng Shin Rubber Industry Company Limited	588,369	985,962
Compagnie Generale des Etablissements Michelin SCA Class B	18,498	1,854,731
Continental AG	9,343	2,257,576
Cooper Tire & Rubber Company	71,904	3,019,249
Daido Metal Company Limited	7,000	59,764
Dana Holding Corporation	218,441	3,591,170
Delphi Automotive plc	36,400	3,198,832
Denso Corporation	82,900	3,955,091
Exedy Corporation	6,200	149,183
Exide Industries Limited	78,617	175,268
Faurecia	2,059	77,293
FCC Company Limited	7,000	146,824
Futaba Industrial Company Limited	6,100	26,015
GKN plc	150,914	683,011
Halla Holdings Corporation	1,219	58,947
Hankook Tire Company Limited	9,595	382,375
Hanon Systems	5,070	199,858
Hi-Lex Corporation	5,800	172,681
Hyundai Mobis	11,126	2,397,079
Hyundai Wia Corporation	3,195	333,833
Johnson Controls Incorporated	80,800	3,716,800
Keihin Corporation	9,300	152,305
Kenda Rubber Industrial Company Limited	186,458	287,324
Koito Manufacturing Company Limited	20,900	848,903
Kumho Tire Company Incorporated †	22,990	130,628
KYB Corporation	38,000	119,773
Leoni AG	4,204	161,857
Linamar Corporation	2,422	136,674
Magna International Incorporated Class A	34,700	1,578,253
Mando Corporation	1,330	181,460
Martinrea International Incorporated	3,001	23,034
Mitsuba Corporation	8,000	139,009
Motherson Sumi Systems Limited	88,861	385,680
Musashi Seimitsu Industry Company Limited	4,100	87,862
Nan Kang Rubber Tire Company Limited †	148,145	130,254
NGK Spark Plug Company Limited	30,500	831,255
NHK Spring Company Limited	44,000	452,153
Nifco Incorporated	9,400	400,130
Nippon Seiki Company Limited	10,000	201,219
Nissin Kogyo Company Limited	8,500	132,230
NOK Corporation	19,200	517,823
Nokian Renkaat Oyj	13,330	523,213
Pacific Industrial Company Limited	10,300	111,535
Press Kogyo Company Limited	13,000	59,984
Riken Corporation	27,000	99,358
Sanden Corporation	27,000	86,856
Showa Corporation	13,400	129,537
Somboon Advance Technology PCL	70	34
Stanley Electric Company Limited	25,100	555,626
Sumitomo Riko Company Limited	6,500	55,865
Sumitomo Rubber Industries Limited	30,400	410,437
Tachi-S Company Limited	5,700	96,312
Takata Corporation «†	7,500	53,920
Tenedora Nemak SA de CV	686,489	968,557
Tenneco Automotive Incorporated †	78,000	4,202,640
The Goodyear Tire & Rubber Company	166,000	5,790,080
Tokai Rika Company Limited	8,200	189,379
Tong Yang Industry Company Limited	100,374	118,849

1

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Auto Components (continued)
Topre Corporation	8,900	$197,015
Toyo Tire & Rubber Company Limited	18,000	389,245
Toyota Boshoku Corporation	15,600	335,698
Toyota Gosei Company Limited	14,500	344,773
Toyota Industries Corporation	33,000	1,750,528
TPR Company Limited	5,200	141,722
TS Tech Company Limited	9,900	277,859
Unipres Corporation	6,700	159,690
Valeo SA	7,819	1,210,673
Visteon Corporation †	48,677	5,836,859
Xinyi Glass Holdings Limited	149	80
Yarnapund PCL †(a)	1,551,500	0
Yokohama Rubber Company Limited	24,500	421,336
Yorozu Corporation	3,500	69,005
		71,874,819

Automobiles : 1.24%
Bajaj Auto	25,817	960,270
Bayerische Motoren Werke AG	30,555	3,334,821
Brilliance China Automotive Holdings Limited	880,000	1,119,089
BYD Company Limited H Shares †	218,000	1,178,082
China Motor Company Limited	198,150	124,747
Daihatsu Motor Company Limited	33,100	429,682
Daimler AG	88,413	7,914,861
Dongfeng Motor Group Company Limited H Shares	748,000	1,016,827
Fiat Chrysler Automobiles NV †	83,018	1,185,875
Ford Motor Company	481,201	6,895,610
Ford Otomotiv Sanayi AS	14,299	160,500
Fuji Heavy Industries Limited	102,800	4,248,955
Geely Automobile Holdings Limited	1,395,000	732,274
General Motors Company	172,293	6,237,007
Ghabbour Auto †	25,801	9,556
Hero Honda Motors Limited	29,463	1,193,085
Honda Motor Company Limited	283,200	9,206,876
Honda Motor Company Limited ADR	25	817
Hyundai Motor Company	24,353	3,101,824
Isuzu Motors Limited	105,000	1,181,357
Kia Motors Corporation	43,683	1,980,361
Mahindra & Mahindra Limited	74,466	1,525,517
Mahindra & Mahindra Limited GDR	10,726	218,810
Maruti Suzuki India Limited	20,295	1,402,701
Mazda Motor Corporation	95,000	1,973,700
Mitsubishi Motors Corporation	120,000	1,068,400
Nissan Motor Company Limited	402,900	4,302,291
Nissan Shatai Company Limited	17,000	194,029
Oriental Holdings Bhd	46,320	77,888
Peugeot SA †	32,543	581,422
PT Astra International Tbk	6,419,940	2,749,414
Renault SA	19,824	2,000,461
Suzuki Motor Corporation	70,200	2,158,465
Tata Motors Limited †	222,094	1,410,266
Tata Motors Limited ADR †	10,643	336,000
Tata Motors Limited Class A (Differential Voting Rights) †	132,940	595,941
Tesla Motors Incorporated «†	17,300	3,983,498
Thor Industries Incorporated	58,620	3,395,270
Tofas Turk Otomobil Fabrikasi AS	25,253	166,692
Toyota Motor Corporation	446,214	27,755,163
UMW Holdings Bhd	137,800	257,890
Volkswagen AG «	3,151	470,414
Yamaha Motor Company Limited	49,900	1,218,111
Yulon Motor Company Limited	230,929	230,632
		110,285,451

Distributors : 0.23%
Canon Marketing Japan Incorporated	10,300	162,909
D’ieteren SA NV	1,530	52,488

2

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Shares	Value
Distributors (continued)
DOSHISHA Company Limited	4,400	$93,433
Genuine Parts Company	91,200	8,265,456
Imperial Holdings Limited	47,334	497,537
Inchcape plc	38,717	458,621
Jardine Cycle & Carriage Limited	21,598	489,211
LKQ Corporation †	180,700	5,328,843
Pacific Brands Limited †	177,242	85,882
Paltac Corporation	4,300	85,162
Pool Corporation	55,300	4,536,812
Uni-Select Incorporated	432	20,124
		20,076,478

Diversified Consumer Services : 0.20%
Apollo Education Group Incorporated †	134,600	950,276
Benesse Corporation	14,400	364,972
DeVry Incorporated «	78,000	1,852,500
Educomp Solutions Limited †	5,295	1,100
Grand Canyon Education Incorporated †	63,020	2,496,852
H&R Block Incorporated	141,811	5,203,046
Houghton Mifflin Harcourt Company †	155,100	3,064,776
InvoCare Limited	18,207	155,243
Navitas Limited	46,793	151,606
New Oriental Education & Technology Group Incorporated	38,053	1,104,298
Raffles Education Corporation Limited	55,177	10,562
Sotheby’s «	85,000	2,406,350
		17,761,581

Hotels, Restaurants & Leisure : 1.97%
Accor SA	17,394	734,002
Accordia Golf Company Limited	14,600	131,293
Ajisen China Holdings Limited	200	85
Amax International Holdings Limited †	4,175	463
Amaya Incorporated «†	9,782	154,555
Aramark Corporation	137,600	4,488,512
Ardent Leisure Group	59,533	104,622
Aristocrat Leisure Limited	88,978	610,671
Autogrill SpA †	9,260	82,183
Banyan Tree Holdings Limited	13,000	4,147
Berjaya Land Bhd	408,500	67,061
Berjaya Sports Toto Bhd	168,499	122,106
Betfair Group plc	7,093	391,309
Brinker International Incorporated	77,100	3,517,302
Buffalo Wild Wings Incorporated †	24,600	3,941,904
Cafe de Coral Holdings Limited	52,000	171,356
Carnival Corporation	53,500	2,703,355
Carnival plc	20,101	1,048,997
Chipotle Mexican Grill Incorporated †	5,494	3,184,048
Choice Hotels International Incorporated	47,740	2,438,559
Colowide Company Limited	10,000	147,197
Compass Group plc	147,225	2,558,827
Cracker Barrel Old Country Store Incorporated «	30,700	3,865,744
Crown Limited	59,986	504,965
Darden Restaurants Incorporated	70,000	3,931,900
Domino’s Pizza Enterprises Limited	16,044	576,090
Domino’s Pizza Group plc	27,575	436,487
Domino’s Pizza Incorporated	74,000	7,952,780
Doutor Nichires Holdings Company Limited	5,200	80,978
Egyptian Resorts Company †	16,982	1,670
Flight Centre Limited	11,645	303,012
Formosa International Hotels Corporation	19,491	132,858
Fu Ji Food & Catering Services †	1,669	166
Fuji Kyuko Company Limited	10,000	95,451
Fujita Kanko Incorporated	30,000	144,029
Galaxy Entertainment Group Limited	385,000	1,132,141
Genting Bhd	624,500	1,054,503

3

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Hotels, Restaurants & Leisure (continued)
Genting Malaysia Bhd	1,046,115	$1,079,481
Genting Singapore plc	1,113,320	599,853
Grand Korea Leisure Company Limited	4,800	98,856
Great Canadian Gaming Corporation †	676	8,155
Greene King plc	17,051	218,284
H.I.S. Company Limited	8,400	272,608
Hilton Worldwide Holdings Incorporated	90,087	2,091,820
Hong Kong & Shanghai Hotels Limited	95,101	99,720
Hotel Properties Limited	32,000	83,258
Hyatt Hotels Corporation Class A †	20,526	1,011,727
Imperial Hotel Limited	6,400	129,508
Intercontinental Hotels Group plc	26,328	1,013,520
J D Wetherspoon plc	8,168	87,958
J. Alexander’s Holdings Incorporated †	20,074	213,587
Jack in the Box Incorporated	46,800	3,469,752
Jollibee Foods Corporation	94,580	403,279
Kangwon Land Incorporated	17,620	581,222
Kingston Financial Group Limited «†	1,024,000	413,380
Kisoji Company Limited	3,500	59,281
Kuoni Reisen Holding AG	214	48,339
Ladbrokers plc	95,658	167,842
Las Vegas Sands Corporation	64,555	2,844,293
Macau Legend Development Limited †	840,000	113,756
Magnum Bhd	221,370	132,905
Marriott International Incorporated Class A	34,700	2,460,577
Marston’s plc	50,669	131,258
McDonald’s Corporation	173,914	19,854,022
McDonald’s Holdings Company Japan Limited «	12,400	301,186
Melco Crown Entertainment Limited ADR «	32,470	527,638
Melco International Development Limited	180,000	246,548
Merlin Entertainment plc 144A	81,322	501,184
MGM China Holdings Limited	177,200	233,114
MGM Resorts International †	280,400	6,376,296
Millennium & Copthorne Hotels plc	18,690	137,930
Minor International PCL	480,587	492,789
Miramar Hotel & Investment Company Limited	48,000	82,214
Mitchells & Butlers plc †	19,207	95,664
MOS Food Services Incorporated	6,100	155,597
Norwegian Cruise Line Holdings Limited †	94,111	5,405,736
Ohsho Food Service Corporation	1,600	54,330
OPAP SA	58,349	394,551
Oriental Land Company Limited	36,400	2,068,975
Paddy Power plc	3,683	467,147
Panera Bread Company Class A †	33,049	6,008,308
Paradise Company Limited «	11,315	196,392
PartyGaming plc	58,620	91,289
Plenus Company Limited	4,100	67,145
Resorttrust Incorporated	14,700	392,279
Restaurant Brands International Incorporated	19,733	720,788
Restaurant Group plc	15,681	155,047
REXLot Holdings Limited (a)	16,544	939
Round One Corporation	8,500	36,942
Royal Caribbean Cruises Limited	102,070	9,452,703
Royal Holdings Company Limited	5,300	101,781
Saizeriya Company Limited	4,700	111,563
Sands China Limited	395,123	1,335,176
Shangri-La Asia Limited	274,166	254,949
Six Flags Entertainment Corporation	120,119	6,234,176
SJM Holdings Limited	390,000	286,208
SKYCITY Entertainment Group Limited	122,134	337,658
Sodexho Alliance SA	9,330	922,278
SSP Group plc	80,582	381,449
St. Marc Holdings Company Limited	2,400	68,725
Star Entertainment Group Limited	140,622	490,184
Starbucks Corporation	273,700	16,802,443
Tabcorp Holdings Limited	160,020	528,870
Tatts Group Limited	233,609	702,816
The Cheesecake Factory Incorporated	58,200	2,742,966
The Wendy’s Company	279,366	2,936,137

4

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Shares	Value
Hotels, Restaurants & Leisure (continued)
Thomas Cook Group plc †	117,612	$212,385
Tokyo Dome Corporation	36,000	169,911
Tokyotokeiba Company Limited «	32,000	74,346
TUI AG-DI—London Exchange	24,427	405,420
TUI AG-DI—Xetra Exchange	12,319	204,996
Unibet Group plc	4,568	424,234
Vail Resorts Incorporated	46,820	5,646,492
Whitbread plc	16,280	1,115,137
William Hill plc	82,355	443,548
Wyndham Worldwide Corporation	70,000	5,314,400
Wynn Macau Limited	273,600	340,525
Wynn Resorts Limited «	48,237	3,027,836
Yoshinoya D&C Company Limited	11,800	146,470
Yum! Brands Incorporated	50,600	3,669,006
Zensho Company Limited «	18,000	219,773
		174,818,158

Household Durables : 1.11%
Alpine Electronics Incorporated	7,900	110,959
Altek Corporation	436	409
Arcelik AS	78,008	423,076
Barratt Developments plc	86,863	786,254
Bellway plc	9,497	374,178
Berkeley Group Holdings plc	11,306	546,768
Bovis Homes Group plc	9,917	142,265
Casio Computer Company Limited «	43,600	961,608
Chofu Seisakusho Company Limited	3,500	78,075
Coway Company Limited	8,430	615,116
Crest Nicholson Holdings plc	42,434	342,876
D.R. Horton Incorporated	199,376	6,441,839
Dorel Industries Incorporated Class B	2,467	56,823
Electrolux AB Class B	25,871	759,359
Foster Electric Company Limited	4,400	104,227
Fujitsu General Limited	11,000	145,833
Garmin Limited «	67,300	2,547,305
GoPro Incorporated Class A «†	96,000	1,958,400
GUD Holdings Limited	7,917	44,774
Haier Electronics Group Company	470,000	842,593
Hanssem Company Limited	1,940	396,192
Harman International Industries Incorporated	42,070	4,339,941
Haseko Corporation	44,800	500,770
Husqvarna AB Class A	1	7
Husqvarna AB Class B	37,065	241,595
Iida Group Holdings Company	25,700	499,803
Jarden Corporation †	117,775	5,497,737
JM AB	8,886	259,291
JVC Kenwood Holdings Incorporated	26,300	74,990
Leggett & Platt Incorporated	79,419	3,700,925
Lennar Corporation Class A	102,600	5,254,146
LG Electronics Incorporated	17,628	825,040
Mohawk Industries Incorporated †	37,800	7,209,216
Newell Rubbermaid Incorporated	163,549	7,304,098
Nikon Corporation	63,500	852,169
NVR Incorporated †	2,334	3,926,908
Panahome Corporation	18,000	134,671
Panasonic Corporation	360,610	4,093,846
Peace Mark Holdings Limited †(a)	10,000	0
Persimmon plc	31,295	902,604
Pioneer Corporation †	54,900	170,810
Pulte Homes Incorporated	197,700	3,851,196
Rinnai Corporation	7,000	626,645
Sangetsu Company Limited	13,000	249,439
SEB SA	3,036	310,889
Sekisui Chemical Company Limited	74,000	881,868
Sekisui House Limited	103,000	1,741,629
Sharp Corporation «†	269,000	275,337
Skyworth Digital Holdings Limited	144	95

5

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Household Durables (continued)
Sony Corporation	191,594	$4,944,713
Steinhoff International Holdings Limited (a)	949,758	5,560,841
Sumitomo Foresting Company Limited	31,600	425,612
Takamatsu Corporation	3,600	77,206
Tamron Company Limited	4,000	77,498
Taylor Woodrow plc	300,372	880,351
Techtronic Industries Company Limited	263,500	1,068,824
Tempur-Pedic International Incorporated †	84,000	6,678,000
Token Corporation	1,340	105,262
Toll Brothers Incorporated †	96,000	3,569,280
Tupperware Brands Corporation	68,100	3,866,037
Welling Holding Limited	800	142
		98,658,360

Internet & Catalog Retail : 1.31%
Amazon.com Incorporated †	71,227	47,351,710
Askul Corporation «	4,000	173,193
ASOS plc †	7,672	387,086
CJ O Shopping Company Limited	949	156,685
Ctrip.com International Limited ADR †	40,963	4,383,451
Expedia Incorporated	59,215	7,289,959
Groupon Incorporated †	624,700	1,805,383
GS Home Shopping Incorporated	834	121,566
Home Retail Group plc	62,866	97,428
HSN Incorporated	40,787	2,035,271
Hyundai Home Shopping Network Corporation	1,833	180,443
JD.com Incorporated ADR †	262,763	8,061,569
Liberty Interactive Corporation Series A †	286,300	7,581,224
Liberty TripAdvisor Holdings Incorporated Class A †	93,232	2,791,366
N Brown Group plc	13,911	74,545
Netflix Incorporated †	79,782	9,839,514
Ocado Group plc †	44,034	245,382
Rakuten Incorporated	156,400	1,971,834
Senshukai Company Limited	7,500	49,838
Shutterfly Incorporated †	50,400	2,313,360
Start Today Company Limited	8,700	302,132
The Priceline Group Incorporated †	9,296	11,609,310
TripAdvisor Incorporated †	66,714	5,495,232
Vipshop Holdings Limited ADR «†	89,052	1,472,030
Zalando SE †144A	12,774	433,233
		116,222,744

Leisure Products : 0.34%
Amer Sports Oyj	13,925	405,622
Bandai Namco Holdings Incorporated	36,000	801,592
Fields Corporation	2,900	48,836
Giant Manufacturing Company Limited	113,687	767,967
Hasbro Incorporated	69,021	5,044,745
Heiwa Corporation	9,000	168,741
Mattel Incorporated	208,595	5,185,672
Merida Industry Company Limited	47,250	262,725
Mizuno Corporation	17,000	82,583
Polaris Industries Incorporated	36,456	3,843,556
Sankyo Company Limited	7,900	312,535
Sega Sammy Holdings Incorporated	37,300	402,998
Shimano Incorporated	13,700	2,033,298
The Brunswick Corporation	118,270	6,224,550
Tomy Company Limited	14,100	75,139
Universal Entertainment Corporation	4,400	84,175
Vista Outdoor Incorporated †	81,303	3,581,397
Yamaha Corporation	29,100	732,819
		30,058,950

Media : 2.06%
Aimia Incorporated	16,463	120,811

6

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Shares	Value
Media (continued)
Altice NV Class A	24,543	$377,035
Altice NV Class B †	8,181	127,191
Amalgamated Holdings Limited	22,965	250,121
AMC Networks Incorporated Class A †	35,932	2,921,631
Asatsu-DK Incorporated	5,100	123,212
Astro Malaysia Holdings Bhd	902,400	603,152
Avex Group Holdings Incorporated	7,200	86,037
Axel Springer AG	4,131	230,626
BEC World PCL	121,700	108,661
Cable One Incorporated	5,700	2,543,682
Cablevision Systems Corporation New York Group Class A	129,400	3,946,700
Charter Communication Incorporated Class A «†	45,208	8,470,171
Cheil Worldwide Incorporated †	13,120	231,686
Cinemark Holdings Incorporated	143,800	4,989,860
Cineplex Incorporated	8,140	305,193
CJ E&M Corporation †	3,006	219,081
Cogeco Cable Incorporated	1,258	61,136
Corus Entertainment Incorporated Class B	12,391	97,239
CyberAgent Incorporated	9,100	383,664
Cyfrowy Polsat SA †	97,742	581,946
Daiichikosho Company Limited	8,500	278,615
Daily Mail & General Trust plc Class A	23,399	251,975
Dentsu Incorporated	41,000	2,301,462
Discovery Communications Incorporated Class A «†	88,402	2,752,838
Discovery Communications Incorporated Class C †	152,748	4,518,286
DISH Network Corporation Class A †	24,770	1,553,327
DreamWorks Animation SKG Incorporated †	96,500	2,377,760
eSun Holdings Limited †	3,000	248
Eutelsat Communications SA «	14,572	434,938
Fairfax Media Limited	382,378	246,117
Fuji Television Network Incorporated	8,900	106,063
Gannett Company Incorporated	156,499	2,673,003
GFK SE	2,287	84,197
Grupo Televisa SA	670,102	3,779,322
Hakuhodo DY Holdings Incorporated	47,400	509,040
Havas SA	33,703	284,159
Informa plc	60,450	567,657
Ipsos	1,688	35,321
ITV plc	319,668	1,304,734
JC Decaux SA	5,375	199,275
Kabel Deutschland Holding AG	1,781	217,903
Kadokawa Dwango Corporation	4,900	76,426
Lagardere SCA	10,820	319,292
Liberty Broadband Corporation Class A †	30,771	1,631,171
Liberty Broadband Corporation Class C †	84,634	4,469,522
Liberty Global plc Class A	48,226	2,045,265
Liberty Global plc Class C	115,971	4,754,811
Liberty Global plc Liberty Latin America and Caribbean Group Class C †	37,387	1,466,318
Liberty Latin America and Caribbean Group Class A †	16,106	604,780
Lions Gate Entertainment Corporation	57,200	1,941,368
Live Nation Incorporated †	83,055	2,108,766
M6 Metropole Television SA	5,835	108,380
Madison Square Garden Company Class A †	12,300	1,998,258
Mediaset Espana Comunicacion SA	15,943	183,101
Mediaset SpA	67,736	297,860
Meredith Corporation	51,100	2,383,815
Modern Times Group Class B	4,115	121,443
MSG Networks Incorporated Class A	36,900	729,882
Naspers Limited	123,264	18,373,976
New York Times Company Class A	169,187	2,382,153
News Corporation Class A	229,175	3,288,661
News Corporation Class B	66,200	957,252
Nippon Television Network Corporation	10,000	184,322
NOS SGPS	7,553	58,311
Numericable Group SA †	8,018	343,304
Omnicom Group Incorporated	146,100	10,799,712
Pearson plc	78,175	972,527
ProSiebenSat.1 Media AG	20,366	1,069,429

7

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Media (continued)
PT Media Nusantara Citra Tbk	1,052,000	$123,563
Publicis Groupe SA	16,558	1,044,763
Quebecor Incorporated Class B	6,882	170,420
REA Group Limited	7,600	275,915
Regal Entertainment Group Class A «	92,193	1,728,619
RELX NV	100,662	1,742,617
RELX plc	99,643	1,797,865
Rightmove plc	11,307	681,349
RTL Group «	1,962	172,055
Schibsted ASA Class A	8,244	299,289
Schibsted ASA Class B †	8,244	287,431
Scripps Networks Interactive Incorporated Class A	55,764	3,167,395
SES SA	43,074	1,195,543
Seven West Media Limited	254,688	129,854
Shaw Communications Incorporated Class B «	37,500	778,389
Shochiku Company Limited	26,000	246,483
Sinclair Broadcast Group Incorporated Class A	94,574	3,319,547
Singapore Press Holdings Limited	289,000	823,636
Sirius XM Holdings Incorporated †	418,698	1,720,849
SKY Network Television Limited	62,990	188,657
Sky Perfect JSAT Holdings Incorporated	30,600	154,864
Sky plc	92,582	1,542,180
SM Entertainment Company †	3,747	138,970
Societe Television Francaise 1 SA	10,997	134,082
Starz Incorporated Class A †	113,043	3,988,157
Sun TV Network Limited	19,075	115,400
Technicolor	26,745	200,571
Tegna Incorporated	131,437	3,713,095
Telenet Group Holding NV †	5,930	323,855
Television Broadcasts Limited	55,000	221,676
Thomson Corporation	34,752	1,405,485
Time Incorporated	149,416	2,486,282
Time Warner Cable Incorporated	51,800	9,571,086
Toei Company Limited	16,000	162,989
Toho Company Limited Tokyo	23,300	619,882
Tokyo Broadcasting System Incorporated	5,700	85,894
Tribune Media Company Class A	110,200	4,298,902
TV Asahi Corporation	3,800	65,721
Twenty-First Century Fox Incorporated Class A	228,649	6,747,432
Twenty-First Century Fox Incorporated Class B	82,800	2,479,860
United Business Media Limited	35,107	267,546
Viacom Incorporated Class B	39,263	1,954,905
Vivendi SA	113,848	2,397,301
Wolters Kluwer NV	33,251	1,148,970
WPP plc	120,952	2,796,243
Zee Entertainment Enterprises Limited	153,249	938,393
Zenrin Company Limited	5,000	91,389
		182,870,549

Multiline Retail : 0.60%
Aeon Company Bhd	165,600	104,471
B&M European Value Retail SA	75,912	362,201
Burlington Stores Incorporated †	97,400	4,685,914
Canadian Tire Corporation Limited Class A	7,500	702,684
Debenhams plc	147,783	186,073
Dollar General Corporation	52,200	3,414,402
Dollar Tree Incorporated †	139,686	10,540,706
Dollarama Incorporated	12,916	863,678
Don Quijote Company Limited	18,200	720,755
Far Eastern Department Stores Company Limited	185,584	102,338
Fuji Company Limited	5,100	115,879
H2O Retailing Corporation	14,100	294,600
Harvey Norman Holdings Limited	101,944	300,802
Hudson’s Bay Company	10,727	169,727
Hyundai Department Store Company Limited	3,673	401,221
Isetan Mitsukoshi Holdings Limited	64,100	977,382
Izumi Company Limited	8,900	347,758
J.Front Retailing Company Limited	42,500	701,198

8

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Shares	Value
Multiline Retail (continued)
Kintetsu Department Store Company Limited †	27,000	$73,477
Kohl’s Corporation	122,033	5,751,415
Lifestyle International Holdings Limited	119,500	181,867
Lotte Shopping Company Limited	2,095	425,133
Macy’s Incorporated	40,912	1,598,841
Marks & Spencer Group plc	149,257	1,129,599
Marui Company Limited	43,400	643,773
Matsuya Company Limited	9,600	115,262
Metro Holdings Limited	163,200	100,080
Myer Holdings Limited «	108,425	87,038
New World Department Store China Limited	150,000	23,796
Next plc	15,421	1,839,464
Nordstrom Incorporated	81,300	4,578,003
PT Matahari Department Store Tbk	650,500	735,838
Ryohin Keikaku Company Limited	4,200	906,190
SACI Falabella	339,045	2,040,758
Seria Company Limited	3,700	154,192
Shinsegae Company Limited	1,463	316,464
Takashimaya Company Limited	65,000	592,445
Target Corporation	74,800	5,423,000
Warehouse Group Limited	10,254	17,279
Woolworths Holdings Limited	273,894	1,932,567
		53,658,270

Specialty Retail : 2.45%
ABC-Mart Incorporated	4,200	228,595
Abercrombie & Fitch Company Class A «	94,600	2,418,922
Adastria Company Limited	3,600	212,315
Advance Auto Parts Incorporated	43,496	7,078,104
Alpen Company Limited	2,900	48,789
American Eagle Outfitters Incorporated «	245,002	3,814,681
AOKI Holdings Incorporated	6,600	85,945
Aoyama Trading Company Limited	8,300	308,132
Asbury Automotive Group Incorporated †	34,080	2,559,408
Autobacs Seven Company Limited	16,500	298,903
AutoNation Incorporated †	46,300	2,959,496
AutoZone Incorporated †	5,500	4,310,735
Best Buy Company Incorporated	180,819	5,746,428
BIC Camera Incorporated «	22,100	203,227
Cabela’s Incorporated «†	64,300	3,013,741
CarMax Incorporated †	123,000	7,047,900
Chico’s FAS Incorporated	189,595	2,275,140
Chiyoda Company Limited	8,400	281,137
Chow Sang Sang Holdings International Limited	81,000	138,945
Chow Tai Fook Jewellery Company Limited «	230,800	180,390
CST Brands Incorporated	103,137	3,840,822
DCM Japan Holdings Company Limited	27,000	185,118
Dixons Carphone plc	119,075	869,255
Dufry Group Register Shares †	3,543	423,913
Edion Corporation	14,400	114,755
Esprit Holdings Limited	355,658	394,490
Fast Retailing Company Limited	10,000	4,043,867
FF Group	17,878	349,446
Fielmann AG	1,552	106,126
Foot Locker Incorporated	81,935	5,325,775
Gamestop Corporation Class A «	145,200	5,086,356
GEO Company Limited	10,200	161,907
Giordano International Limited	338,000	166,963
GNC Holdings Incorporated Class A	115,821	3,452,624
Group 1 Automotive Incorporated	30,700	2,493,454
Guess? Incorporated	88,900	1,750,441
Gulliver International Company Limited «	11,100	103,696
Halfords Group plc	10,381	58,287
Hennes & Mauritz AB Class B	89,703	3,327,171
Hikari Tsushin Incorporated	3,600	259,106
Hotai Motor Company Limited	116,000	1,254,457
Hotel Shilla Company Limited	5,410	422,784

9

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Specialty Retail (continued)
Howden Joinery Group plc	55,350	$433,485
Industria de Diseno Textil SA	106,685	3,839,175
JB Hi-Fi Limited «	17,769	248,144
JIN Company Limited «	2,300	100,146
Joshin Denki Company Limited	10,000	94,476
Jumbo SA	24,601	250,825
K’s Holdings Corporation	9,400	342,478
Kingfisher plc	235,574	1,253,855
Kohnan Shoji Company Limited	4,900	70,375
Komeri Company Limited	6,500	144,415
L Brands Incorporated	49,134	4,687,875
Lithia Motors Incorporated Class A	30,700	3,814,168
LOTTE Himart Company Limited	2,142	107,280
Luk Fook Holdings International Limited	65,000	148,218
Mr. Price Group Limited	65,912	916,503
Nafco Company Limited	1,400	21,654
Nishimatsuya Chain Company Limited	8,400	76,494
Nitori Company Limited	13,600	1,120,260
O’Reilly Automotive Incorporated †	59,406	15,675,461
OSIM International Limited	55,515	40,341
Praktiker Bau Und Heimwerkermaerkte AG †	3,061	16
Premier Investments Limited «	16,893	169,572
Restoration Hardware Holdings Incorporated †	47,796	4,295,427
RONA Incorporated	10,259	102,402
Ross Stores Incorporated	247,288	12,861,449
Sa Sa International Holdings Limited «	182,000	62,439
Sally Beauty Holdings Incorporated †	202,400	5,234,064
Sanrio Company Limited «	11,000	262,713
Shimachu Company Limited	9,900	230,571
Shimamura Company Limited	4,400	536,507
Signet Jewelers Limited	47,300	6,214,747
Sports Direct International plc †	23,788	261,896
Staples Incorporated	376,745	4,547,312
Super Cheap Auto Group Limited	27,099	204,015
The Foschini Limited	43,808	392,472
The Gap Incorporated	146,600	3,918,618
The Home Depot Incorporated	237,977	31,860,361
The TJX Companies Incorporated	123,200	8,697,920
Tiffany & Company	66,700	5,314,656
Tractor Supply Company	80,372	7,181,238
Trinity Limited	202,000	29,961
Truworths International Limited	104,568	683,642
ULTA Salon, Cosmetics and Fragrance Incorporated †	37,900	6,329,300
United Arrows Limited	4,100	180,853
Urban Outfitters Incorporated †	122,013	2,733,091
USS Company Limited	36,600	581,854
WH Smith plc	12,180	318,273
Williams-Sonoma Incorporated	50,100	3,172,833
Xebio Company Limited	4,100	78,103
Yamada Denki Company Limited	144,300	649,409
		217,893,088

Textiles, Apparel & Luxury Goods : 1.18%
Adidas AG	19,806	1,916,615
ASICS Corporation	30,800	703,571
Belle International Holdings Limited	1,590,000	1,390,375
Billabong International Limited †	11,336	22,955
Burberry Group plc	41,524	778,614
Carter’s Incorporated	29,700	2,561,031
CCC SA	3,479	136,885
China Hongxing Sports Limited †(a)	37,000	0
Christian Dior SA	4,809	880,020
Coach Incorporated	162,600	5,165,802
Compagnie Financiere Richemont SA	49,685	3,718,467
Daphne International Holdings Limited †	130,000	24,144
Deckers Outdoor Corporation †	43,698	2,138,580
Descente Limited	9,000	109,521
Eclat Textile Company Limited	69,371	932,966

10

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Feng Tay Enterprise Company Limited	91,052	$500,700
Fibrechem Technologies Limited †(a)	20,000	0
Formosa Taffeta Company Limited	209,000	194,965
Fossil Group Incorporated †	53,410	2,054,683
Fujibo Holdings Incorporated	23,000	42,786
G-III Apparel Group Limited †	51,100	2,343,957
Gildan Activewear Incorporated	21,862	678,230
Global Brands Group Holding Limited †	1,128,530	218,328
Gunze Limited	36,000	108,497
Hermes International	1,835	646,095
Hugo Boss AG	5,926	513,286
Jaybharat Textiles & Real Estate Limited †	15,488	5,530
Kate Spade & Company †	164,100	3,288,564
Kering	7,111	1,228,772
Kurabo Industries Limited	43,000	77,896
Li & Fung Limited	1,128,530	777,248
LPP SA	207	348,735
lululemon athletica Incorporated «†	66,195	3,165,445
Luxottica Group SpA	12,870	860,740
LVMH Moet Hennessy Louis Vuitton SA «	26,096	4,377,011
Makalot Industrial Company Limited	41,663	284,629
Michael Kors Holdings Limited †	114,460	4,924,069
Moncler SpA	21,572	328,659
Nike Incorporated Class B	125,000	16,535,000
Onward Kashiyama Company Limited	27,000	167,790
Pacific Textiles Holdings Limited	106,000	164,603
Pandora AS	11,925	1,413,561
Pou Chen Corporation	853,600	1,136,233
Prada SpA	47,800	167,996
PVH Corporation	48,664	4,442,537
Ralph Lauren Corporation	35,517	4,411,567
Ruentex Industries Limited	153,911	298,467
Sanyo Shokai Limited	23,000	57,547
Seiko Holdings Corporation Class C	23,000	152,835
Seiren Company Limited	9,500	113,444
Shenzhou International Group Holdings Limited	201,000	1,055,105
Skechers U.S.A. Incorporated Class A †	172,800	5,218,560
Stella International	100,000	246,600
Steven Madden Limited †	78,150	2,492,985
Tainan Spinning Company Limited	361,640	156,768
Texwinca Holdings Limited	100,000	102,148
The Japan Wool Textile Company Limited	13,000	98,635
The Swatch Group AG—Bearer Shares	2,953	1,038,437
The Swatch Group AG—Regular Shares	4,901	322,970
Titan Industries Limited	44,383	254,226
Tod’s SpA	810	64,528
TSI Holdings Company Limited	20,900	147,879
Under Armour Incorporated Class A †	107,092	9,233,472
Unitika Limited †	168,000	80,520
VF Corporation	65,216	4,219,475
Wacoal Corporation	26,000	317,449
Wolverine World Wide Incorporated	132,380	2,407,992
Youngone Corporation	5,630	216,828
Yue Yuen Industrial Holdings Limited	151,500	550,042
		104,734,570

Consumer Staples : 6.84%
Beverages : 1.63%
Ambev SA	1,304,585	6,285,207
Anadolu Efes Biracilik Ve Malt Sanayii AS	41,874	286,610
Anheuser-Busch InBev NV	72,709	9,368,281
Anheuser-Busch InBev NV Strip Voter-Verified Paper Record †(a)	6,960	0
Arca Continental SAB de CV	95,500	601,690
Asahi Breweries Limited	76,600	2,401,917
Britvic plc	18,843	203,622
Brown-Forman Corporation Class A «	16,600	1,884,598

11

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Beverages (continued)
Brown-Forman Corporation Class B	62,921	$6,451,919
C&C Group plc	40,510	157,079
Carlsberg AS Class B	10,130	861,496
Carlsberg Brewery Malaysia Bhd	27,300	73,244
Coca-Cola Amatil Limited	99,451	649,465
Coca-Cola East Japan Company Limited	8,300	122,309
Coca-Cola Enterprises Incorporated	128,719	6,474,566
Coca-Cola HBC AG	17,518	425,044
Coca-Cola Icecek Uretim AS	15,881	207,695
Coca-Cola West Japan Company Limited	14,900	301,510
Compania Cervecerias Unidas SA	59,871	673,986
Constellation Brands Incorporated Class A	102,759	14,412,977
Cott Corporation	9,100	95,330
Davide Campari-Milano SpA	22,742	199,793
Diageo plc	222,718	6,406,815
Distell Group Limited	26,980	332,211
Dr Pepper Snapple Group Incorporated	114,785	10,301,954
Fomento Economico Mexicano Sab de CV	640,600	6,182,558
Fraser & Neave Holdings	12,000	50,938
Guinness Anchor Bhd	33,500	113,919
Heineken Holding NV	9,870	776,480
Heineken NV	20,410	1,814,841
Hite Jinro Company Limited	6,516	135,885
ITO EN Limited	11,400	260,598
Kirin Brewery Company Limited	142,900	2,010,003
Lotte Chilsung Beverage Company Limited	132	255,098
Molson Coors Brewing Company Class B	95,042	8,746,715
Monster Beverage Corporation †	27,167	4,200,290
PepsiCo Incorporated	178,819	17,910,511
Pernod Ricard SA	18,977	2,159,400
Remy Cointreau SA «	1,992	141,306
SABMiller plc	91,828	5,575,647
Sapporo Holdings Limited	76,000	334,622
Suntory Beverage & Food Limited	20,064	783,164
Takara Holdings Incorporated	39,000	298,440
Thai Beverage PCL	2,812,000	1,365,581
The Coca-Cola Company	477,074	20,332,894
Treasury Wine Estates Limited	129,793	710,568
Tsingtao Brewery Company Limited H Shares	70,000	313,731
United Breweries Limited	33,308	473,998
United Spirits Limited †	17,882	836,192
		144,962,697

Food & Staples Retailing : 1.17%
Aeon Company Limited	139,200	2,159,805
Ain Pharmaciez Incorporated	4,400	206,954
Alimentation Couche-Tard Incorporated Class B	39,729	1,811,151
ARCS Company Limited	9,300	196,879
Axfood AB	6,336	115,071
BGF Retail Company Limited	2,571	398,510
Big C Supercenter PCL ADR	174,400	973,214
Bim Birlesik Magazalar AS	67,584	1,264,336
Booker Group plc	194,495	528,443
C.P. Seven Eleven PCL	1,232,200	1,615,887
Carrefour SA	52,245	1,610,720
Casey’s General Stores Incorporated	50,110	5,826,290
Casino Guichard Perrachon SA	5,420	309,918
Cencosud SA	443,098	978,912
China Resources Enterprise Limited	407,836	793,217
Cocokara Fine Incorporated	4,000	156,783
Colruyt SA	6,243	309,354
Cosmos Pharmaceutical Corporation	1,800	246,531
Costco Wholesale Corporation	80,827	13,047,094
Dairy Farm International Holdings Limited	52,200	314,766
Delhaize Group SA	10,066	1,008,539
Distribuidora Internacional SA	61,010	385,665
Dongsuh Company Incorporated	12,182	388,166
E-MART Company Limited	3,311	611,851

12

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Shares	Value
Food & Staples Retailing (continued)
Empire Company Limited Class A	14,916	$297,549
Eurocash SA	15,296	196,828
FamilyMart Company Limited	10,400	463,818
George Weston Limited	5,500	449,860
GS Retail Company Limited	7,588	361,692
Heiwado Company Limited	8,100	195,492
Hyundai Greenfood Company Limited	13,680	291,190
ICA Gruppen AB «	11,898	419,072
Inageya Company Limited	5,500	61,568
J Sainsbury plc	119,290	455,984
Jeronimo Martins SA	20,490	284,356
Kato Sangyo Company Limited	5,600	130,151
Kesko Oyj Class A	1,500	47,307
Kesko Oyj Class B	7,559	251,014
Koninklijke Ahold NV	74,144	1,612,955
Lawson Incorporated	11,100	843,095
Life Corporation	4,000	101,056
Loblaw Companies Limited	20,909	1,055,588
Magnit OJSC Sponsored GDR	68,877	3,321,249
Matsumotokiyoshi Holdings Company Limited	9,100	467,197
Metcash Limited «	174,566	186,844
Metro AG	12,722	424,211
Metro Incorporated	29,037	836,245
Mitsubishi Shokuhin Company Limited	4,200	104,062
OKUWA Company Limited	6,000	61,316
President Chain Store Corporation	194,032	1,242,347
Puregold Price Club Incorporated	289,300	211,114
Rallye SA	2,005	37,707
Rite Aid Corporation †	624,680	4,922,478
Seven & I Holdings Company Limited	124,680	5,590,850
Shoprite Holdings Limited	105,840	1,039,437
Sligro Food Group NV	1,429	51,305
Sonae SGPS SA	93,661	110,536
Sprouts Farmers Market Incorporated †	185,848	4,484,512
Sugi Pharmacy Company Limited	6,100	322,096
Sun Art Retail Group Limited	518,000	406,867
Sundrug Company Limited	6,600	425,167
Sysco Corporation	64,848	2,665,253
Tesco plc †	770,024	1,939,072
The Jean Coutu Group PJC Incorporated Class A	9,211	123,324
Tsuruha Holdings Incorporated	6,600	589,764
United Natural Foods Incorporated †	64,279	2,822,491
United Super Markets Holdings Incorporated	11,000	92,665
UNY Company Limited	43,900	267,109
Valor Company Limited	9,100	213,565
Wal-Mart de Mexico SAB de CV	1,629,328	4,330,264
Walgreens Boots Alliance Incorporated	105,258	8,844,830
Welcia Holdings Company	4,800	264,760
Wesfarmers Limited	170,613	4,699,824
Whole Foods Market Incorporated	210,861	6,146,598
William Morrison Supermarkets plc	218,799	502,538
Woolworths Limited	199,634	3,417,364
Yaoko Company Limited	4,600	207,392
Yokohama Reito Company	7,100	56,465
		104,205,449

Food Products : 2.17%
Ajinomoto Company Incorporated	95,000	2,178,209
Archer Daniels Midland Company	77,400	2,824,326
Ariake Japan Company Limited	5,600	264,760
Aryzta AG	9,603	451,099
Associated British Foods plc	34,117	1,822,062
B&G Foods Incorporated	79,000	2,984,620
Barry Callebaut AG	233	242,319
BRF Brasil Foods SA	191,200	2,719,992
Bunge Limited	84,878	5,653,724

13

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Food Products (continued)
CALBEE Incorporated	17,300	$715,329
Campbell Soup Company	110,700	5,782,968
Charoen Pokphand Food PCL	866,900	505,530
China Agri-Industries Holdings Limited †	700	245
China Huishan Dairy Holdings Company Limited «	1,506,000	559,400
China Mengniu Dairy Company	922,000	1,467,409
CJ Cheiljedang Corporation	1,371	426,791
ConAgra Foods Incorporated	259,677	10,628,580
Corbion NV	9,177	218,886
Dairy Crest Group plc	6,886	63,263
Danone SA	57,249	4,012,064
Darling Ingredients Incorporated †	225,100	2,464,845
Dean Foods Company	128,600	2,412,536
Dydo Drinco Incorporated	1,900	84,582
Ebro Puleva SA	6,042	115,736
Elders Limited †	3,653	11,677
Ezaki Glico Company Limited	10,000	502,843
Felda Global Ventures Holdings Bhd	469,000	194,683
Flowers Foods Incorporated	104,950	2,468,424
Fuji Oil Company Limited	13,300	199,014
General Mills Incorporated	73,900	4,268,464
Genting Plantations Bhd	46,000	110,685
GlaxoSmithKline Consumer Healthcare Limited	4,898	430,992
Golden Agri-Resources Limited	1,248,045	318,526
GrainCorp Limited Class A	43,413	257,450
Gruma SAB de CV Class B	60,100	874,551
Grupo Bimbo Sab de CV Series A †	390,400	1,084,193
Grupo Lala SAB de CV	239,043	573,735
Hain Celestial Group Incorporated †	138,666	5,921,038
Hokuto Corporation	5,200	98,593
Hormel Foods Corporation	82,800	6,203,376
House Foods Corporation	16,400	288,965
Indofood Agri Resources Limited	39,000	14,377
Ingredion Incorporated	43,943	4,331,462
IOI Corporation Bhd	1,011,046	1,031,438
Itoham Foods Incorporated	35,000	178,554
J-Oil Mills Incorporated	19,000	53,867
JBS SA	274,223	880,292
Kagome Company Limited	16,000	270,349
KAMEDA SEIKA Company Limited	2,900	106,718
Kellogg Company	28,700	1,973,699
Kerry Group plc Class A	15,076	1,216,781
Keurig Green Mountain Incorporated	71,392	3,740,941
Kewpie Corporation	18,700	448,587
Kikkoman Corporation	32,000	1,054,102
Kuala Lumpur Kepong Bhd	99,100	533,151
Kulim (Malaysia) Bhd	101,600	92,212
Lancaster Colony Corporation	25,969	3,019,156
Lindt & Spruengli AG	10	722,117
Lindt & Spruengli AG—Participation Certificate	96	578,977
Lotte Confectionery Company Limited	228	385,890
Maple Leaf Foods Incorporated	14,491	243,063
Marine Harvest ASA	25,295	341,999
Marudai Food Company Limited	35,000	131,357
Maruha Nichiro Corporation	8,700	138,451
McCormick & Company Incorporated	68,600	5,894,112
Mead Johnson Nutrition Company	120,720	9,728,825
Megmilk Snow Brand Company Limited	9,100	213,935
Meiji Holdings Company Limited	25,200	2,016,409
Mitsui Sugar Company Limited	17,000	75,540
Mondelez International Incorporated Class A	199,881	8,726,804
Morinaga & Company Limited	51,000	264,736
Morinaga Milk Industry Company Limited	43,000	200,154
Nestle India Limited	8,749	769,014
Nestle Malaysia Bhd	10,000	172,373
Nestle SA	283,329	21,025,581
NH Foods Limited	33,000	637,750
Nichirei Corporation	52,000	340,471
Nippon Flour Mills Company Limited	38,000	258,993

14

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Shares	Value
Food Products (continued)
Nippon Suisan Kaisha Limited	41,400	$142,260
Nisshin Seifun Group Incorporated	42,400	666,138
Nissin Food Products Company Limited	14,900	756,499
Nong Shim Company Limited	901	323,272
Orion Corporation	539	531,064
Orkla ASA	72,715	590,720
Osem Investment Limited	3,453	60,568
Pioneer Foods Group Limited	36,864	429,689
Post Holdings Incorporated †	78,000	5,422,560
PPB Group Bhd	119,200	441,689
PT Astra Agro Lestari Tbk	71,500	87,598
PT Charoen Pokphand Indonesia Tbk	1,636,000	374,264
PT Indofood CBP Sukses Makmur Tbk	384,000	350,416
PT Indofood Sukses Makmur Tbk	993,924	350,226
Riken Vitamin Company Limited	2,000	62,713
Sakata Seed Corporation	5,700	114,880
Saputo Incorporated «	25,208	617,058
Showa Sangyo Company Limited	27,000	105,938
Standard Foods Corporation	78,648	184,802
Suedzucker AG	5,793	109,497
Tate & Lyle plc	44,144	392,263
Thai Union Group PCL	984,976	508,428
The J.M. Smucker Company	66,400	8,047,016
The Kraft Heinz Company	73,379	5,407,299
The Nisshin Oillio Group Limited	21,000	81,373
The Whitewave Foods Company †	104,000	4,225,520
Tiger Brands Limited	53,732	1,238,408
Tingyi Holding Corporation	498,000	720,655
Toyo Suisan Kaisha Limited	16,600	593,339
TreeHouse Foods Incorporated †	55,323	4,783,227
Ulker Biskuvi Sanayi AS	81,281	524,808
Uni-President Enterprises Corporation	1,489,925	2,455,670
United Plantations Bhd	17,000	103,898
Universal Robina Corporation	238,100	1,020,284
Viscofan SA	4,011	245,116
Vitasoy International Holdings Limited	188,000	335,097
Want Want China Holdings Limited	2,237,000	1,757,067
WH Group Limited †144A	2,469,618	1,274,074
Wilmar International Limited	474,930	962,958
Yakult Honsha Company Limited	27,300	1,348,367
Yamazaki Baking Company Limited	28,000	526,564
		192,492,003

Household Products : 0.69%
Colgate-Palmolive Company	108,016	7,094,491
Earth Chemic`al Company Limited	2,900	121,795
Energizer Holdings Incorporated	84,700	2,864,554
Henkel AG & Company KGaA	11,153	1,070,549
Hindustan Unilever Limited	225,127	2,730,537
Kimberly-Clark Corporation	45,016	5,363,656
Kimberly-Clark de Mexico SAB de CV Class A	424,300	1,002,764
LG Household & Health Care Limited H Shares	1,529	1,330,886
Lion Corporation	52,000	543,233
Pigeon Corporation	21,000	602,193
PT Unilever Indonesia Tbk	402,000	1,067,835
PZ Cussons plc	28,166	134,092
Reckitt Benckiser Group plc	58,251	5,465,689
Spectrum Brands Holdings Incorporated	35,000	3,314,850
Svenska Cellulosa AB Class A	7,500	217,558
Svenska Cellulosa AB Class B	56,712	1,635,986
The Procter & Gamble Company	331,068	24,777,129
Uni-Charm Corporation	79,600	1,678,648
		61,016,445

15

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Personal Products : 0.48%
Aderans Company Limited	6,500	$47,786
Amorepacific Corporation	5,000	1,742,153
Amorepacific Group	4,680	620,336
Avon Products Incorporated	593,000	2,045,850
Beiersdorf AG	10,132	943,535
Colgate-Palmolive Company India Limited	13,598	198,059
Dabur India Limited	131,061	535,904
Dr. Ci Labo Company Limited	4,000	79,643
Edgewell Personal Care Company	38,300	3,083,150
Emami Limited	9,988	139,080
Euglena Company Limited «†	10,800	148,796
FANCL Corporation	7,300	105,497
Godrej Consumer Products Limited	45,847	844,340
Hengan International Group Company Limited	250,000	2,511,785
Kao Corporation	78,800	4,039,860
Kobayashi Pharmaceutical Company Limited	5,600	456,279
Korea Kolmar Company Limited	4,292	334,302
Kose Corporation	4,900	512,689
L’Oreal SA	22,921	4,058,799
Mandom Corporation	3,200	128,546
Marico Limited	70,088	444,418
Milbon Company Limited	2,000	76,848
NU Skin Enterprises Incorporated Class A «	76,100	2,653,607
Oriflame Holding AG †	2,947	50,041
Pola Orbis Holdings Incorporated	3,800	266,710
Shiseido Company Limited	66,200	1,584,014
The Estee Lauder Companies Incorporated Class A	40,020	3,366,482
Unilever NV	152,375	6,685,183
Unilever plc	114,051	4,868,021
		42,571,713

Tobacco : 0.70%
Altria Group Incorporated	237,969	13,707,014
British American Tobacco Malaysia Bhd	28,400	385,371
British American Tobacco plc	165,675	9,651,547
Eastern Company	2,662	60,916
Imperial Tobacco Group plc	84,696	4,576,873
ITC Limited	605,692	3,112,742
Japan Tobacco Incorporated	181,300	6,494,988
KT&G Corporation	24,086	2,225,467
Philip Morris International Incorporated	188,343	16,459,295
PT Gudang Garam Tbk	106,500	376,426
Reynolds American Incorporated	102,318	4,732,208
Swedish Match AB	21,840	753,475
		62,536,322

Energy : 5.26%
Energy Equipment & Services : 0.90%
Amec Foster Wheeler plc	4,290	27,756
AMEC plc	31,672	207,691
Atwood Oceanics Incorporated «	77,700	1,233,876
Baker Hughes Incorporated	83,700	4,525,659
Bristow Group Incorporated	46,600	1,423,630
Bumi Armada Bhd	340,600	83,073
Calfrac Well Services Limited	3,918	5,868
Compagnie Generale de Geophysique Veritas «†	16,437	55,260
Core Laboratories NV «	24,284	2,869,155
Diamond Offshore Drilling Incorporated «	88,000	1,991,440
Dril-Quip Incorporated †	49,610	3,130,887
Enerflex Limited	4,043	42,445
Ensco plc Class A	321,100	5,497,232
Ensign Energy Services Incorporated	11,978	64,668
Ezra Holdings Limited †	377,000	28,064
Fugro NV †	7,340	136,140
Halliburton Company	1	40

16

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Shares	Value
Energy Equipment & Services (continued)
Helmerich & Payne Incorporated «	62,300	$3,628,975
Hunting plc	13,249	66,228
John Wood Group plc	30,475	256,342
KNM Group Bhd †	14	2
Modec Incorporated «	3,100	45,883
Mullen Group Limited	6,400	75,336
Nabors Industries Limited	375,500	3,796,305
Noble Corporation plc «	329,653	4,374,495
Oceaneering International Incorporated	125,768	5,501,092
Oil States International Incorporated †	70,000	2,220,400
Pason Systems Incorporated	10,745	165,908
Petrofac Limited	25,283	314,149
Petroleum Geo-Services ASA	19,980	93,824
Precision Drilling Corporation	20,412	87,887
Prosafe ASA	26,130	72,161
Rowan Companies plc Class A	169,800	3,452,034
Saipem SpA «†	23,203	200,534
Sapurakencana Petroleum Bhd	640,922	321,663
SBM Offshore NV †	17,972	252,545
Schlumberger Limited	233,505	18,014,911
Schoeller-Bleckmann Oilfield Equipment AG	1,839	103,562
Seadrill Limited «†	33,756	200,037
Shawcor Limited Class A	4,528	98,328
Shinko Plantech Company Limited	7,600	62,479
Subsea 7 SA †	26,952	214,455
Technip SA	10,664	558,958
Tecnicas Reunidas SA	2,168	86,837
Tenaris SA	45,222	593,897
TGS Nopec Geophysical Company ASA	10,707	205,872
Transocean Limited «	465,400	6,683,125
Trican Well Service Limited	16,245	7,907
Trinidad Drilling Limited	7,400	11,470
U.S. Silica Holdings Incorporated «	71,435	1,519,422
Weatherford International plc †	459,156	4,963,476
WorleyParsons Limited	36,573	153,408
		79,726,791

Oil, Gas & Consumable Fuels : 4.36%
Advantage Oil & Gas Limited †	8,522	44,925
AET&D Holdings No.1 Limited (a)	20,314	0
Afren plc «†(a)	100,824	0
Altagas Limited	11,048	258,941
Antero Resources Corporation «†	45,900	945,999
Apache Corporation	45,800	2,252,444
ARC Resources Limited «	29,540	404,794
Athabasca Oil Corporation †	28,194	35,679
Australian Worldwide Exploration Limited †	77,909	36,623
Bankers Petroleum Limited †	23,555	27,692
Banpu PCL	142,000	76,468
Bayan Resources Group †	170,500	102,288
Baytex Energy Corporation	11,349	47,165
Beach Petroleum Limited	252,019	93,864
BG Group plc	307,585	4,778,459
Bharat Petroleum Corporation Limited	64,424	871,568
Birchcliff Energy Limited †	4,522	18,556
Bonavista Energy Corporation «	16,745	30,344
BP plc	1,665,444	9,663,316
Brightoil Petroleum Holdings Limited «	514,000	151,811
Cabot Oil & Gas Corporation	244,954	4,612,484
Cairn Energy plc †	48,348	104,492
California Resources Corporation	429,449	1,760,741
Caltex Australia Limited	41,964	1,041,556
Cameco Corporation	37,200	454,606
Canadian Natural Resources Limited	103,154	2,498,035
Canadian Oil Sands Limited	45,830	293,762
Carrizo Oil & Gas Incorporated †	71,500	2,887,170
Cenovus Energy Incorporated	72,271	1,069,359

17

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Cheniere Energy Incorporated †	139,733	$6,644,304
Chesapeake Energy Corporation «	704,132	3,710,776
Chevron Corporation	229,316	20,941,137
China Petroleum & Chemical Corporation H Shares	7,833,600	4,799,102
China Shenhua Energy Company Limited H Shares	1,109,500	1,731,481
Cimarex Energy Company	55,800	6,641,316
CNOOC Limited	4,913,000	5,436,746
Coal India Limited	421,834	2,091,925
Cobalt International Energy Incorporated †	456,800	3,366,616
Columbia Pipeline Group Incorporated	195,287	3,743,652
Concho Resources Incorporated †	71,428	7,817,080
Connacher Oil and Gas Limited †	28	6
ConocoPhillips	148,356	8,018,642
CONSOL Energy Incorporated «	311,700	2,456,196
Continental Resources Incorporated †	48,734	1,769,044
Corridor Resources Incorporated †	1,363	398
Cosmo Energy Holdings Company Limited †	12,900	169,555
Crescent Point Energy Corporation «	49,703	650,201
Crew Energy Incorporated †	7,839	26,415
Delek Group Limited	312	70,305
Denbury Resources Incorporated «	484,300	1,791,910
Diamondback Energy Incorporated †	90,005	7,022,190
Ecopetrol SA Sponsored ADR «	63,212	530,349
Empresas Copec SA	168,585	1,449,454
Enbridge Income Fund Holdings Incorporated	5,200	114,011
Enbridge Incorporated	77,200	2,741,844
Encana Corporation	70,534	587,321
Energy Absolute PCL Class A	511,600	354,009
Enerplus Corporation «	20,247	99,457
Eni SpA	247,150	4,026,567
EOG Resources Incorporated	100,196	8,359,352
EQT Corporation	90,300	5,166,966
Exxon Mobil Corporation	510,252	41,667,178
Formosa Petrochemical Corporation	593,590	1,403,871
Galp Energia SGPS SA	56,016	595,980
Gazprom ADR	1,577,489	6,516,607
Gibson Energy Incorporated «	11,458	142,855
Golar LNG Limited (a)	2,733	74,792
Gran Tierra Energy Incorporated †	23,505	58,259
Grupa Lotos SA †	14,414	101,692
GS Holdings Corporation	8,189	357,104
Gulfport Energy Corporation †	139,000	3,533,380
HollyFrontier Corporation	111,154	5,344,284
Husky Energy Incorporated	27,036	365,009
Idemitsu Kosan Company Limited	21,600	357,602
Igas Energy plc †	2,782	807
Imperial Oil Limited	23,700	769,857
Indian Oil Corporation Limited	99,929	631,237
Inpex Holdings Incorporated	177,600	1,763,737
Inter Pipeline Limited «	28,473	495,071
IRPC PCL	4,652,021	545,159
Itochu Enex Company Limited	6,000	48,790
Ivanhoe Energy Incorporated †(a)	426	0
Japan Petroleum Exploration Company	7,300	202,514
JX Holdings Incorporated	409,900	1,662,576
Karoon Gas Australia Limited †	31,102	38,351
Keyera Corporation	14,048	418,984
Kinder Morgan Incorporated	213,500	5,032,195
Koninklijke Vopak NV	6,083	263,957
Kunlun Energy Company Limited	1,270,000	1,112,189
Long Run Exploration Limited	449	69
Lukoil PJSC ADR	110,894	4,272,746
Lukoil PJSC ADR—London International Exchange	27,399	1,048,834
Lundin Petroleum AB †	23,462	375,261
Marathon Oil Corporation	413,561	7,241,453
Marathon Petroleum Corporation	67,838	3,962,418
MEG Energy Corporation †	12,100	101,388
Mitsuuroko Holdings Company Limited	10,000	50,203
MOL Hungarian Oil & Gas plc	18,943	869,120

18

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corporation	97,000	$2,772,260
Neste Oil Oyj	15,503	446,838
New Hope Corporation Limited	33,755	45,528
Niko Resource Limited †	5,137	346
Nippon Gas Company Limited	8,800	226,970
NovaTek OAO	6,672	627,323
NovaTek OAO Sponsored GDR	27,002	2,527,387
NuVista Energy Limited †	3,905	11,901
Oasis Petroleum Incorporated «†	178,800	2,054,412
Occidental Petroleum Corporation	94,285	7,127,003
Oil & Natural Gas Corporation Limited	582,446	2,046,054
Oil India Limited	23,455	132,837
Oil Search Limited	194,808	1,155,259
OMV AG	14,891	425,029
ONEOK Incorporated	128,600	3,791,128
Ophir Energy plc †	50,585	75,043
Origin Energy Limited	288,382	1,167,924
PA Resources AB †	1,136	22
Pacific Exploration and Production Corporation «	30,807	42,908
Paramount Resources Limited Class A †	12,300	82,341
Parkland Fuel Corporation	7,600	132,030
Paz Oil Company Limited	173	27,079
PBF Energy Incorporated Class A	117,322	4,750,368
Pembina Pipeline Corporation «	37,455	859,632
Pengrowth Energy Corporation «	42,515	36,293
Penn West Petroleum Limited «	42,170	45,156
PetroChina Company Limited H Shares	6,464,000	4,593,651
Petroleo Brasileiro SA †	943,645	2,295,089
Petronas Dagangan Bhd	125,000	732,880
Petronet LNG Limited	37,495	131,771
Peyto Exploration & Development Corporation «	13,213	268,623
Phillips 66	59,397	5,436,607
Pioneer Natural Resources Company	28,000	4,053,000
Polish Oil & Gas	592,108	789,761
Polski Koncern Naftowy Orlen SA «	100,002	1,681,032
PrairieSky Royalty Limited «	13,744	263,981
Premier Oil plc †	62,107	66,460
PT Adaro Energy Tbk	4,031,000	160,249
PTT Exploration & Production PCL	388,971	708,157
PTT PCL	239,900	1,713,571
Range Resources Corporation «	100,245	2,865,002
Reliance Industries Limited	473,711	6,864,208
Reliance Industries Limited GDR 144A	2,006	57,271
Repsol YPF SA	94,191	1,228,543
Rosneft OJSC GDR	256,180	1,027,871
Royal Dutch Shell plc Class A—Amsterdam Exchange «	54,758	1,365,367
Royal Dutch Shell plc Class A—London Exchange	283,033	7,003,710
Royal Dutch Shell plc Class B	228,377	5,682,192
S-Oil Corporation	8,742	560,128
Santos Limited «	290,523	842,526
Sasol Limited	156,208	4,349,965
Seven Generations Energy Limited Class A †	16,242	190,582
Showa Shell Sekiyu KK	37,700	332,287
SK Innovation Company Limited †	9,812	1,080,290
SM Energy Company	87,500	2,569,875
Southwestern Energy Company †	227,917	2,053,532
Spectra Energy Corporation	76,049	1,992,484
Spyglass Resources Corporation	2,042	76
Statoil ASA	99,008	1,531,166
Storm Resources Limited †	281	816
Suncor Energy Incorporated	136,487	3,771,291
Surgutneftegas SP ADR	257,109	1,285,545
Targa Resources Corporation	62,899	2,471,931
Tatneft ADR	78,690	2,317,421
Thai Oil PCL	365,200	596,099
The Williams Companies Incorporated	84,900	3,103,944
TonenGeneral Sekiyu KK	53,000	511,487
Total SA	214,545	10,653,841

19

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Touchstone Exploration Incorporated †	3,067	$482
Tourmaline Oil Corporation †	13,128	249,594
TransCanada Corporation	66,600	2,101,557
Tullow Oil plc †	85,595	253,188
Tupras Turkiye Petrol Rafinerileri AS †	43,221	1,067,451
Ultrapar Participacoes SA	138,300	2,242,326
Valero Energy Corporation	58,666	4,215,739
Veresen Incorporated «	41,157	322,981
Vermilion Energy Incorporated «	9,494	284,297
Washington H. Soul Pattinson & Company Limited	25,619	287,179
Western Refining Incorporated	96,500	4,367,590
Whitecap Resources Incorporated	23,314	199,892
Whitehaven Coal Limited «†	113,230	74,109
Whiting Petroleum Corporation †	262,485	4,333,627
Woodside Petroleum Limited	112,217	2,443,588
World Fuel Services Corporation	92,189	4,018,519
WPX Energy Incorporated †	318,782	2,735,150
Yanchang Petroleum International Limited †	280,000	8,162
		387,335,781

Financials : 22.07%
Banks : 8.27%
Abu Dhabi Commercial Bank PJSC	680,446	1,157,977
Affin Holdings Bhd	93,730	52,316
Agricultural Bank of China Limited H Shares	7,519,000	2,880,193
Agricultural Bank of Greece †(a)	342	0
Akbank TAS	548,661	1,305,147
Alior Bank SA †	10,058	181,993
Alliance Financial Group Bhd	96,700	81,188
Alpha Bank AE †	1,140,516	62,661
AMMB Holdings Bhd	186,100	200,328
Aozora Bank Limited	186,000	655,760
Associated Banc-Corp	204,805	4,200,551
Australia & New Zealand Banking Group Limited	436,485	8,570,333
Axis Bank Limited	367,572	2,587,149
Banca Carige SpA †	332	537
Banca Monte dei Paschi di Sien SpA †	340,385	534,416
Banca Piccolo Credito Valtellinese Scarl †	9,849	11,769
Banca Popolare dell’Emilia Romagna Scarl	38,724	297,648
Banca Popolare dell’Etruria e del Lazio †(a)	258	0
Banca Popolare di Milano Scarl	484,767	469,669
Banca Popolare di Sondrio Scarl	27,109	123,447
Banco Bilbao Vizcaya Argentaria SA	584,026	4,847,564
Banco Bradesco SA	217,504	1,350,335
Banco Comercial Portugues SA †	3,424,278	183,067
Banco de Brasil SA	363,485	1,530,414
Banco de Chile	10,026,880	1,000,219
Banco de Credito e Inversiones	10,160	373,146
Banco de Sabade SA	418,172	771,859
Banco Itau Holding Financeira SA	64,447	422,095
Banco Popolare Societa Cooperativa †	39,538	570,213
Banco Popular Espanol SA	152,023	535,667
Banco Santander Brasil SA	131,500	503,024
Banco Santander Central Hispano SA	1,222,466	6,674,969
Banco Santander Central Hispano SA ADR «	87,065	470,151
Banco Santander Chile SA	22,027,452	991,569
Bancolombia SA ADR «	36,000	1,020,240
BancorpSouth Incorporated	118,736	3,193,998
Bangkok Bank PCL	31,000	147,907
Bangkok Bank PCL—Non-voting	152,500	712,716
Bank BPH SA †	309	2,438
Bank Handlowy w Warszawie SA	8,631	153,310
Bank Hapoalim Limited	105,587	545,996
Bank Leumi Le †	148,085	535,111
Bank Millennium SA †	93,393	122,258
Bank of America Corporation	1,276,645	22,251,922
Bank of Ayudhya PCL	470,600	439,874

20

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Shares	Value
Banks (continued)
Bank of Baroda	81,560	$220,128
Bank of China Limited H Shares	22,557,100	10,007,987
Bank of Communications Limited H Shares	6,984,350	4,864,349
Bank of East Asia Limited	282,890	1,010,654
Bank of Hawaii Corporation	59,117	4,090,305
Bank of Ireland †	2,392,830	892,435
Bank of Kyoto Limited	60,000	559,058
Bank of Montreal	62,035	3,581,953
Bank of Nova Scotia	111,405	5,079,524
Bank of Queensland Limited	59,740	590,166
Bank of the Ozarks Incorporated	106,400	5,775,392
Bank of the Philippine Islands	560,676	993,136
Bank of the Ryukyus Limited	7,500	102,843
Bank of Yokohama Limited	210,000	1,235,946
Bank Pekao SA	43,062	1,460,424
Bank Zachodni WBK SA †	11,565	745,806
Bankia SA	318,040	398,526
Bankinter SA	39,803	288,111
BankUnited Incorporated	140,978	5,328,968
Banque Cantonale Vaudoise Waadtlaender Kantonalbank	244	147,631
Barclays Africa Group Limited	90,379	993,381
Barclays plc	1,415,118	4,757,079
BDO Unibank Incorporated	514,398	1,102,126
Bendigo Bank Limited	73,124	590,178
Berner Kantonalbank AG	648	118,660
BNP Paribas SA	98,106	5,816,018
BOC Hong Kong Holdings Limited	659,000	2,018,618
BOK Financial Corporation «	29,362	2,021,574
Branch Banking & Trust Corporation	96,227	3,716,287
BS Financial Group Incorporated	42,203	354,592
CaixaBank SA	211,455	774,572
Canadian Imperial Bank of Commerce «	38,100	2,860,959
Canadian Western Bank «	8,239	158,308
Canara Bank	13,142	53,678
Capitec Bank Holdings Limited	15,169	629,593
Cathay General Bancorp	104,509	3,586,749
Chang Hwa Commercial Bank	1,918,943	940,601
Chiba Bank Limited	142,000	979,350
China CITIC Bank H Shares †	3,722,000	2,347,417
China Construction Bank H Shares	29,219,990	20,086,871
China Development Financial Holding Corporation	4,863,338	1,253,008
China Merchants Bank Company Limited H Shares	1,435,022	3,372,189
China Minsheng Banking Corporation Limited H Shares	2,085,780	1,998,768
Chong Hing Bank Limited	5,771	12,266
CIMB Group Holdings Bhd	760,541	802,635
CIT Group Incorporated	107,342	4,611,412
Citigroup Incorporated	366,704	19,835,019
Citizens Financial Group Incorporated	247,800	6,598,914
Comerica Incorporated	109,709	5,085,012
Commerce Bancshares Incorporated	114,753	5,269,478
Commercial International Bank	155,635	855,490
Commerzbank AG †	110,488	1,216,390
Commonwealth Bank of Australia	259,141	14,886,041
Corpbanca	35,444,248	306,736
Credicorp Limited	17,248	1,821,561
Credit Agricole SA	111,138	1,340,969
CTBC Financial Holding Company Limited	5,375,759	2,816,172
Cullen Frost Bankers Incorporated	75,653	5,279,823
Dah Sing Banking Group Limited	36,901	71,961
Dah Sing Financial Holdings Limited	32,795	170,035
Danske Bank AS	76,789	2,060,815
DBS Group Holdings Limited	288,837	3,378,690
DGB Financial Group Incorporated	34,107	306,302
DnB Nor ASA	85,061	1,119,720
E.SUN Financial Holding Company Limited	2,393,012	1,440,558
East West Bancorp Incorporated	83,320	3,614,422
EnTie Commercial Bank	238,977	122,995
Erste Bank Der Oesterreichischen Sparkassen AG †	26,833	823,296

21

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Banks (continued)
Eurobank Ergasias SA †	2,511,462	$37,149
Far Eastern International Bank	649,775	195,279
Fifth Third Bancorp	483,200	9,987,744
First Financial Bankshares Incorporated «	87,500	3,142,125
First Financial Holding Company Limited	3,133,732	1,459,247
First Gulf Bank PJSC	306,590	1,001,764
First Horizon National Corporation	318,720	4,739,366
First Niagara Financial Group Incorporated	483,345	5,210,459
First Republic Bank	87,458	6,022,358
FirstMerit Corporation	225,546	4,562,796
FNB Corporation PA	238,816	3,467,608
Fukuoka Financial Group Incorporated	139,000	674,110
Fulton Financial Corporation	238,340	3,448,780
Glacier Bancorp Incorporated	103,118	3,029,607
Grupo Elektra SA de CV	16,094	343,834
Grupo Financiero Banorte SAB de CV	858,900	4,605,806
Grupo Financiero Inbursa SAB de CV	637,564	1,228,344
Grupo Financiero Santander SAB de CV Class B	551,179	1,073,882
Gunma Bank Limited	75,000	450,244
Hana Financial Group Incorporated	47,314	1,041,844
Hancock Holding Company	106,432	3,099,300
Hang Seng Bank Limited	113,100	2,049,481
HDFC Bank Limited	245,309	3,966,421
HDFC Bank Limited ADR	4,473	259,971
Higashi-Nippon Bank Limited	24,000	77,400
Hokuhoku Financial Group Incorporated	219,000	464,330
Hong Leong Bank Bhd	97,760	310,888
Hong Leong Financial Group Bhd	75,101	246,579
HSBC Holdings plc	1,710,444	13,640,438
Hua Nan Financial Holdings Company Limited Class C	2,628,735	1,228,117
Huishang Bank H Shares	240,374	105,097
Huntington Bancshares Incorporated	494,196	5,777,151
IBERIABANK Corporation	45,900	2,908,683
ICICI Bank Limited	868,490	3,579,891
ICICI Bank Limited ADR	21,140	175,673
Indusind Bank Limited	81,278	1,140,428
Industrial & Commercial Bank of China Limited H Shares	22,898,442	13,851,085
Industrial Bank of Korea	44,220	507,859
ING Bank Slaski SA	7,363	209,536
ING Groep NV	364,202	5,000,444
International Bancshares Corporation	76,140	2,323,031
Intesa Sanpaolo RSP	86,693	272,405
Intesa Sanpaolo SpA	1,335,380	4,582,588
Israel Discount Bank Limited Class A †	70,341	129,688
Itausa Investimentos Itau SA	58,216	112,851
Jimoto Holdings Incorporated	34,300	57,120
Joyo Bank Limited	119,000	551,982
JPMorgan Chase & Company	451,893	30,132,225
Jyske Bank AS †	7,244	329,420
Kansai Urban Banking Corporation	7,600	84,767
Kasikornbank PCL—Non-voting	392,700	1,873,652
KB Financial Group Incorporated	63,082	1,920,159
KBC Groep NV	30,404	1,814,969
KeyCorp	513,513	6,732,155
Kiatnakin Finance	6,000	6,110
King’s Town Bank	212,000	149,378
Komercni Banka AS	5,312	1,048,328
Kotak Mahindra Bank Limited	234,016	2,430,740
Krung Thai Bank PCL ADR	937,725	444,791
Kwangju Bank †	5,204	36,355
Kyushu Financial Group Incorporated	82,000	623,493
Laurentian Bank of Canada	1,861	75,669
Lloyds Banking Group plc	5,340,207	5,868,085
M&T Bank Corporation	97,640	12,237,221
Malayan Banking Bhd	957,954	1,869,179
Masraf Al Rayan	100,153	981,744
mBank SA †	3,102	230,402
Mega Financial Holding Company Limited	3,199,187	2,205,187
Metropolitan Bank & Trust Company	486,081	830,070

22

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Shares	Value
Banks (continued)
Mitsubishi UFJ Financial Group Incorporated	2,150,770	$13,802,667
Miyazaki Bank Limited	34,000	112,413
Mizrahi Tefahot Bank Limited	8,324	98,493
Mizuho Financial Group Incorporated	3,760,200	7,590,656
National Australia Bank Limited	410,439	8,723,821
National Bank of Abu Dhabi PJSC	354,945	739,348
National Bank of Canada	30,600	1,002,929
National Bank of Greece SA †	398,640	34,116
National Bank of Greece SA ADR †	486	78
Natixis	85,430	518,098
Nedbank Group Limited	70,250	1,025,127
Nishi-Nippon City Bank Limited	144,000	381,349
Nordea Bank AB	282,459	3,130,049
North Pacific Bank Limited	60,600	225,465
OTP Bank	66,278	1,367,273
Oversea-Chinese Banking Corporation Limited	436,514	2,683,050
PacWest Bancorp	139,000	6,535,780
People’s United Financial Incorporated	422,341	7,074,212
Piraeus Bank SA †	433,121	5,034
PKO Bank Polski SA †	285,823	1,906,170
PNC Financial Services Group Incorporated	63,402	6,055,525
PrivateBancorp Incorporated	101,200	4,463,932
PT Bank Central Asia Tbk	4,214,500	3,769,746
PT Bank Danamon Indonesia Tbk	786,234	160,543
PT Bank Mandiri Persero Tbk	3,037,712	1,866,321
PT Bank Negara Indonesia Persero Tbk	2,701,500	931,417
PT Bank Pan Indonesia Tbk †	506,500	31,668
PT Bank Rakyat Indonesia Tbk	3,377,500	2,630,471
Public Bank Bhd	324,251	1,397,686
Punjab National Bank	87,525	190,072
Qatar National Bank	56,774	2,494,224
Raiffeisen Bank International AG «†	3,869	60,540
Regions Financial Corporation	796,912	8,080,688
Resona Holdings Incorporated	346,000	1,688,682
RHB Capital Bhd	197,954	258,120
Royal Bank of Canada	137,200	7,816,224
Royal Bank of Scotland Group plc †	193,158	879,727
Sberbank of Russia ADR	555,515	3,722,506
Sberbank Sponsored ADR	137,254	920,974
Senshu Ikeda Holdings Incorporated	45,180	186,078
Seven Bank Limited	119,800	524,551
Shiga Bank	52,000	261,478
Shimizu Bank Limited	1,000	24,533
Shinhan Financial Group Company Limited	75,949	2,718,437
Shinsei Bank Limited	305,000	579,773
Shizuoka Bank Limited	105,000	1,026,117
Siam Commercial Bank PCL	437,100	1,603,757
Signature Bank †	30,300	4,791,945
Sinopac Financial Holdings Company Limited	3,059,395	946,630
Skandinaviska Enskilda Banken AB Class A	159,842	1,699,803
Sociedad Matriz Banco de Chile Class B	1,087,348	290,714
Societe Generale SA	75,627	3,610,048
St. Galler Kantonalbank Class A	210	72,255
Standard Bank Group Limited	370,798	3,330,410
Standard Chartered plc	193,527	1,624,075
State Bank of India	472,910	1,775,142
State Bank of India Limited GDR 144A	3,576	133,027
Sumitomo Mitsui Financial Group Incorporated	221,084	8,435,675
Sumitomo Mitsui Trust Holdings Incorporated	618,000	2,359,545
SunTrust Banks Incorporated	63,600	2,761,512
Suruga Bank Limited	37,600	761,163
SVB Financial Group †	30,246	4,006,990
Svenska Handelsbanken AB Class A	140,664	1,893,411
Swedbank AB Class A	92,146	2,041,162
Sydbank AG	8,747	287,022
Synovus Financial Corporation	179,675	5,997,552
Ta Chong Bank Limited †	403,291	166,792
Taishin Financial Holdings Company Limited	3,331,892	1,184,056

23

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Banks (continued)
Taiwan Business Bank †	842,576	$212,180
Taiwan Cooperative Financial Holdings	1,882,400	801,586
TCF Financial Corporation	230,298	3,528,165
Texas Capital Bancshares Incorporated †	59,100	3,503,448
Thanachart Capital PCL	15,516	15,261
The 77 Bank Limited	73,000	373,006
The Aichi Bank Limited—Tokai	1,900	104,955
The Akita Bank Limited—Akita	37,000	131,349
The Aomori Bank Limited	40,000	129,651
The Awa Bank Limited	49,000	288,188
The Bank of Iwate Limited	3,600	156,458
The Bank of Nagoya Limited	35,000	128,513
The Bank of Okinawa Limited	4,000	153,371
The Bank of Saga Limited	25,000	55,037
The Chiba Kogyo Bank Limited	4,700	28,788
The Chugoku Bank Limited	33,000	457,604
The Daisan Bank Limited	49,000	73,639
The Daishi Bank Limited	76,000	337,709
The Ehime Bank Limited	27,000	56,369
The Eighteenth Bank Limited	34,000	103,022
The Fukui Bank Limited	32,000	65,508
The Hachijuni Bank Limited	81,000	490,211
The Hiroshima Bank Limited	99,000	562,957
The Hokkoku Bank Limited	58,000	192,234
The Hokuetsu Bank Limited	48,000	102,161
The Hyakugo Bank Limited	49,000	240,024
The Hyakujushi Bank Limited	60,000	219,334
The Iyo Bank Limited	51,300	511,333
The Juroku Bank Limited	69,000	276,336
The Kanto Tsukuba Bank Limited	15,600	51,831
The Keiyo Bank Limited	55,000	263,160
The Kiyo Bank Limited	15,200	229,173
The Michinoku Bank Limited	27,000	43,647
The Minato Bank Limited	79,000	132,201
The Musashino Bank Limited	6,600	246,093
The Nanto Bank Limited	51,000	164,476
The Ogaki Kyoritsu Bank Limited	68,000	280,065
The Oita Bank Limited	32,000	131,015
The San-in Godo Bank Limited	30,000	242,486
The Shikoku Bank Limited	41,000	97,920
The Tochigi Bank Limited	22,000	133,144
The Toho Bank Limited	57,000	206,052
The Towa Bank Limited	58,000	54,655
Tisco Financial Group PCL	6,820	7,992
TMB Bank PCL	5,991,165	434,627
Tokyo TY Financial Group Incorporated	4,800	157,920
Tomony Holdings Incorporated	27,500	103,879
Toronto-Dominion Bank	164,762	6,728,907
Trustmark Corporation	95,267	2,405,492
TT Hellenic Postbank SA †(a)	8,178	0
Turkiye Garanti Bankasi AS	646,636	1,624,775
Turkiye Halk Bankasi AS	227,219	850,146
Turkiye Is Bankasi Class C	549,429	892,062
Turkiye Vakiflar Bankasi Tao	219,660	300,093
Umpqua Holdings Corporation	300,331	5,381,932
UniCredit SpA	539,724	3,167,712
Unione di Banche SpA	86,182	586,398
United Bankshares Incorporated «	87,993	3,706,265
United Overseas Bank Limited	213,421	2,933,773
US Bancorp	204,378	8,970,150
Valiant Holding AG	1,769	195,151
Valley National Bancorp	316,849	3,529,698
VTB Bank OJSC	437,100	931,897
Webster Financial Corporation	125,341	5,039,962
Wells Fargo & Company (l)	570,984	31,461,218
Western Alliance Bancorp †	116,800	4,530,672
Westpac Banking Corporation	504,323	11,725,957
Woori Bank	46,055	377,412
Yamagata Bank Limited	33,000	128,944

24

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Shares	Value
Banks (continued)
Yamaguchi Financial Group	42,000	$487,214
Yamanashi Chou Bank Limited	35,000	182,250
Yapi Ve Kredi Bankasi AS «	184,289	212,550
Yes Bank Limited	56,788	654,483
Zions Bancorporation	118,200	3,541,272
		735,042,621

Capital Markets : 1.55%
3i Group plc	93,011	703,921
Aberdeen Asset Management plc	107,379	516,545
Affiliated Managers Group Incorporated †	32,186	5,704,325
Allied Properties (Hong Kong) Limited	297,208	59,798
Apollo Investment Corporation	1	6
Ashmore Group plc «	39,880	151,660
Azimut Holding SpA	9,036	230,751
Bank of New York Mellon Corporation	136,656	5,990,999
BCP Capital SAA	112	80
BlackRock Incorporated	23,974	8,719,823
Brait SE «	75,105	832,930
Brewin Dolphin Holding plc	23,817	93,623
Canaccord Financial Incorporated	5,064	18,050
Capital Securities Corporation	362,713	104,451
Charles Schwab Corporation	224,200	7,557,782
China Cinda Asset Management Company Limited H Shares	3,330,000	1,232,625
CI Financial Corporation	21,303	506,314
CITIC Securities Company Limited H Shares	685,500	1,571,970
Close Brothers Group plc	13,950	298,973
Credit Suisse Group AG	132,898	2,857,271
Daewoo Securities Company Limited	41,552	371,368
Daiwa Securities Group Incorporated	309,000	1,998,836
Deutsche Bank AG	127,306	3,269,147
Dundee Corporation Class A †	3,983	17,895
E*TRADE Financial Corporation †	172,100	5,237,003
Egyptian Financial Group-Hermes Holding Company †	57,952	57,434
Federated Investors Incorporated Class B	129,614	4,059,510
Financial Engines Incorporated «	74,023	2,667,049
Financiere de Tubize	2,881	211,552
GAM Holding AG	21,185	367,548
GIMV NV	1,389	63,985
Grupo BTG Pactual	71,900	388,398
Guoco Group Limited	14,000	156,369
Haitong Securities Company Limited H Shares	1,127,600	1,945,881
Hargreaves Lansdown plc	24,237	546,090
Henderson Group plc	106,112	493,509
Hyundai Securities Company Limited	27,692	154,715
ICAP plc	54,134	414,994
Ichiyoshi Securities Company Limited	7,400	69,912
IGM Financial Incorporated «	10,400	296,475
Intermediate Capital Group plc	35,724	329,818
Investec plc	47,156	401,272
IOOF Holdings Limited	40,299	275,705
JAFCO Company Limited	5,300	210,536
Janus Capital Group Incorporated	200,996	3,173,727
Julius Baer Group Limited	19,658	940,817
Jupiter Fund Management plc	46,400	328,869
Kabu.com Securities Company Limited	18,800	60,936
Korea Investment Holdings Company Limited	9,034	426,717
Kyokuto Securities Company Limited	4,800	64,260
Lazard Limited	176,900	8,220,543
Legg Mason Incorporated	149,400	6,630,372
LPL Financial Holdings Incorporated «	105,488	4,850,338
Macquarie Group Limited	50,620	2,980,289
Man Group plc	173,995	427,672
Matsui Securities Company Limited	24,800	228,660
Mediobanca SpA	44,444	425,903
Mercantile Investment Company Limited †	5,857	593
Mirae Asset Securities Company Limited	14,204	243,469

25

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Capital Markets (continued)
Monex Beans Holdings Incorporated	39,100	$105,452
NH Investment & Securities Company Class C	32,427	287,014
Nomura Holdings Incorporated	545,400	3,235,183
Northern Trust Corporation	131,700	9,869,598
NorthStar Asset Management Group Incorporated	266,699	3,627,106
Okasan Holdings Incorporated	33,000	199,984
Partners Group Holding AG	1,488	537,291
Perpetual Trustees Australia Limited	7,563	251,600
Pioneers Holding †	11,002	8,740
Platinum Asset Management Limited	43,875	256,064
Rathbone Brothers	6,015	200,480
Ratos AB Class B	21,869	124,868
Raymond James Financial Incorporated	76,607	4,499,129
Richemont SA	1,457	29,710
Samsung Securities Company Limited	13,029	497,848
SBI Holdings Incorporated	33,816	383,211
Schroders plc	11,497	518,776
Schroders plc—Non-Voting	4,395	148,868
State Street Corporation	47,700	3,462,066
Stifel Financial Corporation †	89,352	4,053,007
T. Rowe Price Group Incorporated	45,400	3,457,210
Tokai Tokyo Securities Company Limited	40,900	246,862
Tullett Prebon plc	11,401	60,081
UBS Group AG	326,047	6,258,860
UOB-Kay Hian Holdings Limited	52,955	53,122
Value Partners Group Limited	67,000	79,068
Virtus Investment Partners Incorporated	1	136
Vontobel Holdings AG	3,142	141,243
Waterland Financial Holdings	701,197	165,622
WisdomTree Investments Incorporated	147,600	3,210,300
Yuanta Financial Holding Company Limited	3,225,425	1,220,330
Yuanta Securities Korea Company Limited †	7,124	23,100
		137,371,992

Consumer Finance : 0.37%
Acom Company Limited †	65,700	326,098
Aeon Financial Service Company Limited	16,900	389,345
Aiful Corporation †	54,100	181,066
Bajaj Finance Limited	7,201	595,823
Capital One Financial Corporation	67,000	5,260,170
Credit Saison Company Limited	25,526	481,904
Discover Financial Services	55,326	3,140,304
Hitachi Capital Corporation	8,400	235,077
Hong Leong Singapore Finance Limited	46,000	77,615
International Personal Finance plc	23,636	131,927
J Trust Company Limited	11,400	89,181
Jaccs Company Limited	22,000	84,533
LendingClub Corporation «†	265,300	3,188,906
Mahindra & Mahindra Financial Services Limited	51,709	180,638
Navient Corporation	509,308	6,065,858
Orient Corporation †	93,000	179,805
Portfolio Recovery Associates Incorporated «†	61,924	2,558,080
Provident Financial plc	12,082	649,986
Samsung Card Company Limited	9,337	253,572
Santander Consumer USA Holdings Incorporated †	55,356	976,480
Shriram Transport Finance Company Limited	46,998	616,322
SLM Corporation †	579,800	3,916,549
Synchrony Financial †	96,914	3,084,763
		32,664,002

Diversified Financial Services : 0.92%
Ackermans & Van Haaren NV	2,400	333,320
ASX Limited	5,334	159,664
Ayala Corporation	69,362	1,093,253
Bajaj Auto Limited	5,564	142,512
BM&F Bovespa SA	566,694	1,665,369

26

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Shares	Value
Diversified Financial Services (continued)
Bolsas y Mercados Espanoles «	6,793	$237,958
Bursa Malaysia Bhd	59,100	115,733
CBOE Holdings Incorporated	49,200	3,552,732
Century Leasing System Incorporated	11,100	382,323
Chailease Holding Company Limited	274,560	464,301
Challenger Financial Services Group Limited	104,111	635,474
Corporation Financiera Alba	1,616	72,086
D.Carnegie & Company AB †	1	7
Deutsche Boerse AG	18,044	1,547,837
ECM Libra Bhd †(a)	46,763	0
Element Financial Corporation	24,304	311,205
Eurazeo	3,667	246,526
Euronext NV 144A	10,368	515,784
Exor SpA	5,847	262,056
FactSet Research Systems Incorporated	24,641	4,177,389
First Pacific Company Limited	479,650	298,179
FirstRand Limited	996,648	3,241,726
FNFV Group	106,381	1,190,403
Fubon Financial Holding Company Limited	2,259,579	3,599,599
Fuyo General Lease Company Limited	4,100	197,839
Goldin Financial Holdings Limited «†	440,000	641,263
Groupe Bruxelles Lambert SA	7,755	637,212
GT Capital Holdings Incorporated	19,520	523,818
Haci Omer Sabanci Holding AS	362,072	1,012,919
Hankook Tire Worldwide Company Limited	3,596	56,826
Hong Kong Exchanges & Clearing Limited	180,699	4,707,736
IBJ Leasing Company Limited	6,500	143,517
IG Group Holdings plc	37,974	442,671
Industrivarden AB Class A	18,200	350,152
Industrivarden AB Class C	13,675	244,908
Intercontinental Exchange Incorporated	20,692	5,376,609
Investment AB Kinnevik Class B	21,989	676,426
Investor AB Class A	17,400	643,388
Investor AB Class B	40,618	1,548,009
Japan Exchange Group Incorporated	90,400	1,417,319
Japan Securities Finance Company Limited	17,700	92,885
Legend Holdings Corporation H Shares †	153,800	618,894
London Stock Exchange Group plc	29,389	1,172,963
Lundbergforetagen AB Class B	5,095	272,222
MarketAxess Holdings Incorporated	47,800	5,104,084
Metro Pacific Investments Corporation	2,050,000	227,874
Mitsubishi UFJ Lease & Finance Company Limited	85,100	447,276
Moody’s Corporation	103,896	10,713,756
Onex Corporation	8,400	517,291
ORIX Corporation	209,600	3,024,812
Pargesa Holding SA	2,020	126,931
Power Finance Corporation Limited	84,672	270,955
Remgro Limited	146,437	2,629,606
Ricoh Leasing Company Limited	4,800	145,248
RMB Holdings Limited	252,615	1,067,882
Rural Electrification Corporation Limited	147,918	518,617
Singapore Exchange Limited	152,000	812,506
SNS REAAL NV «†(a)	4,259	0
Sofina SA	2,215	236,366
The NASDAQ OMX Group Incorporated	72,800	4,267,536
TMX Group Limited	2,056	71,713
Voya Financial Incorporated	140,948	5,736,584
Wendel	3,495	416,530
Zenkoku Hosho Company Limited	9,000	295,004
		81,653,583

Insurance : 4.47%
ACE Limited	39,936	4,586,650
Admiral Group plc	19,943	486,886
Aegon NV	131,530	805,458
AFLAC Incorporated	54,400	3,549,056
Ageas NV	24,124	1,055,339

27

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Insurance (continued)
AIA Group Limited	1,929,000	$11,519,092
Alleghany Corporation †	9,500	4,838,920
Allianz AG	42,233	7,480,755
Allianz AG ADR	5	89
Allied World Assurance Company	123,434	4,483,123
American Financial Group Incorporated	41,248	3,052,352
American International Group Incorporated	160,545	10,207,451
Amlin plc	48,663	483,356
AMP Limited	475,526	1,998,062
AmTrust Financial Services Incorporated	52,000	3,250,520
Arch Capital Group Limited †	75,166	5,447,280
Arthur J. Gallagher & Company	107,393	4,698,444
Aspen Insurance Holdings Limited	82,724	4,179,216
Assicurazioni Generali SpA	129,712	2,466,849
Assurant Incorporated	38,599	3,300,986
Assured Guaranty Limited	199,584	5,277,001
Aviva plc	368,601	2,839,590
AXA SA	176,076	4,764,306
Axis Capital Holdings Limited	60,822	3,406,032
Bajaj Finserv	7,957	230,240
Baloise Holding AG	4,595	558,269
BB Seguridade Participacoes SA	221,952	1,489,815
Beazley plc	46,327	274,627
Brown & Brown Incorporated	159,355	5,172,663
Cathay Financial Holding Company Limited	2,622,719	3,667,886
China Insurance International Holdings Company Limited †	415,000	1,249,798
China Life Insurance Company—Taiwan Exchange	1,220,770	991,067
China Life Insurance Company H Shares	2,257,000	7,786,824
China Pacific Insurance Group Company Limited H Shares	836,200	3,440,376
Cincinnati Financial Corporation	86,934	5,312,537
CNO Financial Group Incorporated	262,000	5,300,260
CNP Assurances	18,792	261,685
Dai-Ichi Mutual Life Insurance Company	184,600	3,194,135
Delta Lloyd NV	14,876	107,097
Direct Line Insurance Group plc	130,127	807,063
Discovery Holdings Limited	134,499	1,342,013
Dongbu Insurance Company Limited	5,940	318,530
E-L Financial Corporation Limited	200	108,726
Endurance Specialty Holdings Limited	82,278	5,427,057
Erie Indemnity Company Class A	30,700	2,957,331
Euler Hermes SA	1,281	114,839
Everest Reinsurance Group Limited	27,443	5,061,587
Fairfax Financial Holdings Limited	1,900	912,219
First American Financial Corporation	147,979	5,836,292
FNF Group	165,023	5,916,075
Genworth Financial Incorporated Class A †	677,234	3,420,032
Gjensidige Forsikring ASA	20,511	331,129
Great Eastern Holdings Limited	10,000	150,509
Great-West Lifeco Incorporated	23,800	646,750
Grupo Catalana Occidente SA	4,581	143,266
Hannover Rueckversicherung AG	5,268	616,424
Hanwha Life Insurance Company Limited	51,670	340,882
Helvetia Holding AG	513	272,992
Hiscox Limited	26,391	405,027
Hyundai Marine & Fire Insurance Company Limited	14,670	429,440
Industrial Alliance Insurance & Financial Services Incorporated	9,339	316,790
Insurance Australia Group Limited	382,174	1,531,191
Intact Financial Corporation	12,815	854,237
Jardine Lloyd Thompson Group plc	11,879	160,482
KB Insurance Company Limited	12,020	286,994
Kemper Corporation	66,180	2,720,660
Korea Reinsurance Company	11,222	125,976
Lancashire Holdings Limited	19,049	194,803
Legal & General Group plc	564,612	2,308,732
Liberty Holdings Limited	27,424	246,144
Lincoln National Corporation	150,953	8,300,905
Loews Corporation	175,200	6,638,328
Manulife Financial Corporation	175,200	2,883,594
Mapfre SA	59,378	162,925

28

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Shares	Value
Insurance (continued)
Markel Corporation †	8,299	$7,512,006
Medibank Private Limited	441,394	740,582
Mediolanum SpA	18,176	149,598
Mercury General Corporation	49,622	2,567,939
Meritz Fire & Marine Insurance Company Limited	13,130	170,070
MetLife Incorporated	133,845	6,838,141
MMI Holdings Limited	225,444	368,982
MPHB Capital Bhd †	85	30
MS&AD Insurance Group Holdings Incorporated	84,200	2,374,837
Muenchener Rueckversicherungs Gesellschaft AG	13,431	2,706,842
New China Life Insurance Company Limited H Shares	243,100	1,006,456
NIB Holdings Limited	69,823	192,895
NN Group NV	14,871	507,967
Old Mutual plc	447,204	1,407,685
Old Republic International Corporation	328,685	6,231,868
PartnerRe Limited	29,357	4,084,439
People’s Insurance Company Group of China Limited H Shares	2,502,000	1,290,780
Phoenix Group Holdings	18,917	260,692
PICC Property & Casualty Company Limited H Shares	1,448,435	3,142,172
Ping An Insurance (Group) Company of China Limited H Shares	1,525,000	8,349,348
Power Corporation of Canada	32,500	762,458
Power Financial Corporation «	24,500	622,109
Powszechny Zaklad Ubezpieczen SA	182,060	1,739,032
Primerica Incorporated	67,591	3,463,363
Principal Financial Group Incorporated	164,893	8,485,394
ProAssurance Corporation	73,298	3,878,197
Prudential Financial Incorporated	55,662	4,817,546
Prudential plc	227,180	5,267,485
QBE Insurance Group Limited	216,170	1,949,487
Rand Merchant Insurance Holdings Limited	276,245	806,606
Reinsurance Group of America Incorporated	41,139	3,779,851
RenaissanceRe Holdings Limited	62,385	6,909,763
RLI Corporation	48,770	2,960,339
RSA Insurance Group plc	97,743	647,580
Sampo Oyj Class A	45,762	2,268,574
Samsung Fire & Marine Insurance Company Limited	5,879	1,555,989
Samsung Life Insurance Company	19,217	1,709,210
Sanlam Limited	488,659	2,082,277
Santam Limited	1	15
SCOR SE	17,098	670,569
Shin Kong Financial Holding Company Limited	3,485,718	764,590
Societa Cattolica di Assicurazione Societa Cooperativa	2,135	16,647
Sompo Japan Nipponkoa Holdings Incorporated	65,000	2,003,859
Sony Financial Holdings Incorporated	27,600	508,504
St. James’s Place plc	47,271	723,339
Standard Life plc	184,742	1,158,868
Storebrand ASA †	21,988	81,014
Sun Life Financial Incorporated «	57,400	1,892,917
Suncorp Group Limited	209,986	2,033,431
Swiss Life Holding AG	2,683	676,715
Swiss Reinsurance AG	32,594	3,106,227
Symetra Financial Corporation	129,620	4,080,438
T&D Holdings Incorporated	112,500	1,576,462
The Allstate Corporation	46,427	2,913,759
The Chubb Corporation	28,458	3,714,623
The Hanover Insurance Group Incorporated	60,059	5,080,991
The Hartford Financial Services Group Incorporated	249,545	11,389,234
The Progressive Corporation	352,485	10,863,588
The Travelers Companies Incorporated	38,390	4,398,342
Tokio Marine Holdings Incorporated	120,300	4,436,734
Tong Yang Life Insurance Company	13,010	144,924
Topdanmark AS †	12,150	337,775
Torchmark Corporation	71,331	4,324,085
Tryg A/S	10,915	212,548
Unipol Gruppo Finanziario SpA	73,717	367,465
UnipolSai SpA	197,970	510,781
Unum Group	151,853	5,569,968
Validus Holdings Limited	113,547	5,357,147

29

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Insurance (continued)
Vienna Insurance Group AG	4,394	$123,049
W.R. Berkley Corporation	56,812	3,162,156
Willis Group Holdings plc	110,700	5,087,772
XL Group plc	184,638	7,049,479
Zurich Insurance Group AG	13,809	3,635,961
		397,086,601

Real Estate Management & Development : 0.90%
Aeon Mall Company Limited	20,800	357,368
Africa Israel Investments Limited †	1,061	735
Aldar Properties PJSC	857,106	546,106
Ascendas India Trust	83,000	50,899
Atrium European Real Estate Limited	10,857	44,221
Ayala Land Incorporated	1,588,900	1,140,948
Brookfield Asset Management Incorporated Class A «	79,275	2,721,748
Bukit Sembawang Estates Limited	28,000	91,312
Buwog AG	5,071	101,289
C C Land Holdings Limited	511	141
CA Immobilien Anlagen AG	3,951	72,030
Capital & Counties Properties plc	89,133	591,475
CapitaLand Limited	485,500	1,039,460
Castellum AB	18,738	263,610
Cathay Real Estate Development Company Limited	260,000	107,530
Central Pattana PCL	354,500	457,467
Cheung Kong Property Holding Limited	450,296	2,935,785
China Overseas Land & Investment Limited	1,286,480	4,264,235
China Resources Land Limited	808,888	2,175,201
China Vanke Company Limited H Shares	359,280	895,252
Chinese Estates Holdings Limited	69,696	191,916
City Developments Limited	83,000	431,902
Colliers International Group	2,138	96,778
Country Garden Holdings Company Limited	2,973,580	1,116,035
Daibiru Corporation	10,800	89,050
Daikyo Incorporated	67,000	109,943
Daito Trust Construction Company Limited	12,800	1,329,911
Daiwa House Industry Company Limited	103,300	2,877,463
Deutsche Euroshop AG	4,842	205,426
Deutsche Wohnen AG	27,669	761,391
DLF Limited	85,755	147,439
Dream Unlimited Class A †	3,983	21,444
Elbit Imaging Limited †	40	43
Emaar Properties PJSC	1,168,710	1,836,153
Emperor International Holdings Limited	200,000	37,403
Evergrande Real Estate Group Limited «	1,557,000	1,226,973
Fabege AB	13,162	209,764
Far East Consortium International Limited	154,382	52,367
Farglory Land Development Company Limited	52,252	56,027
First Capital Realty Incorporated	7,489	109,858
FirstService Corporation	2,138	87,060
Future Mall Management Limited †	504	283
Gazit Globe Limited	4,376	44,251
Global Logistic Properties Limited	470,000	656,411
Goldcrest Company Limited	3,340	65,308
Goldin Properties Holdings Limited «†	326,000	256,479
Grainger plc	37,054	136,727
Great Eagle Holdings Limited	70,196	225,433
Guocoland Limited	42,554	55,811
Hang Lung Group Limited	147,000	501,474
Hang Lung Properties Limited	439,000	1,028,218
Heiwa Real Estate Company Limited	10,100	124,055
Heliopolis Housing	1,417	6,794
Henderson Land Development Company Limited	155,012	954,649
Highwealth Construction Corporation	269,880	330,302
HKR International Limited	125,600	56,859
Hong Kong Land Holdings Limited	217,000	1,516,830
Hufvudstaden AB Class A	14,497	200,622
Hulic Company Limited	62,900	577,392
Hysan Development Company Limited	117,533	496,451

30

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Shares	Value
Real Estate Management & Development (continued)
Immoeast AG Interim Shares †(a)	15,082	$0
Immofinanz AG †	101,423	250,965
Immofinanz AG Interim Shares †(a)	19,870	0
Jones Lang LaSalle Incorporated	26,455	4,394,705
K Wah International Holdings Limited	169,116	73,069
Kenedix Incorporated	44,000	172,998
Kerry Properties Limited	145,053	408,774
Kowloon Development Company Limited	45,000	51,945
Kungsleden	25,316	181,413
Land & Houses PCL	456,840	116,632
LEG Immobilien AG	4,572	362,291
Lend Lease Corporation Limited	85,652	789,780
Leopalace21 Corporation †	45,200	264,370
Longfor Properties Company Limited	306,000	419,132
Medinet Nasr Housing †	6,682	18,817
Megaworld Corporation	2,758,000	259,769
Midland Holdings Limited †	56,000	23,401
Mitsubishi Estate Company Limited	233,189	4,905,304
Mitsui Fudosan Company Limited	155,000	3,908,367
Mobimo Holding AG	799	170,152
New World China Land Limited	526,000	360,913
New World Development Limited	707,377	704,325
Nexity SA	1,566	66,836
Nomura Real Estate Holding Incorporated	20,000	391,714
NTT Urban Development Corporation	20,600	200,812
Palm Hills Developments SAE †	75,415	20,322
Prelios SpA †	1,105	358
PSP Swiss Property AG	3,653	303,041
PT Bumi Serpong Damai Tbk	2,777,000	338,218
PT Lippo Karawaci Terbuka Tbk	4,995,500	463,984
Radium Life Tech Company Limited	1,634	578
Realogy Holdings Corporation †	87,031	3,595,251
Red Star Macalline Group Corporation H shares †	459,000	585,483
Relo Holdings Incorporated	2,000	216,572
Robinsons Land Company	372,100	237,989
Ruentex Development Company Limited	202,996	269,588
Savills plc	10,369	140,238
Shimao Property Holding Limited	283,500	473,143
Shree Precoated Steels Limited †	3,781	145
Sinarmas Land Limited	85,000	27,418
Sino Land Company	670,463	994,438
Sino-Ocean Land Holdings Limited	1,039,500	583,202
SM Prime Holdings Incorporated	3,478,354	1,586,436
SP Setia Bhd	251,138	190,238
Sumitomo Real Estate Sales Company Limited	4,700	111,219
Sumitomo Realty & Development Company Limited	77,000	2,340,650
Sun Hung Kai Properties Limited	247,284	3,039,442
Swire Pacific Limited Class A	97,500	1,063,849
Swire Pacific Limited Class B	195,000	398,378
Swire Properties Limited	200,183	580,918
Swiss Prime Site AG	5,716	427,512
Talaat Moustafa Group	108,625	81,711
The Howard Hughes Corporation †	20,246	2,506,252
Tian An China Investment	224,097	128,618
TOC Company Limited	13,900	115,965
Tokyo Tatemono Company Limited	34,500	414,504
Tokyu Fudosan Holdings Corporation	83,200	560,299
UEM Land Holdings Bhd	413,675	109,628
United Industrial Corporation Limited	64,177	136,039
United Overseas Land Limited	106,331	460,588
Vonovia SE	40,491	1,254,973
Wharf Holdings Limited	203,500	1,167,964
Wheelock & Company Limited	145,000	626,495
Wheelock Properties (Singapore) Limited	39,000	40,367
Wing Tai Holdings Limited	88,730	106,623
		80,280,627

31

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
REITs : 5.32%
Abacus Property Group	39,747	$84,510
Activia Properties Incorporated	88	361,722
Advance Residence Investment Corporation	206	439,110
AEON REIT Investment Corporation	168	194,067
Alexandria Real Estate Equities Incorporated	42,000	3,867,780
Allied Properties REIT	9,500	232,974
American Campus Communities Incorporated	152,800	6,173,120
American Capital Agency Corporation	202,200	3,629,490
American Homes 4 Rent Class A	212,324	3,562,797
American Tower Corporation	79,269	7,877,753
Annaly Capital Management Incorporated	583,153	5,586,606
Apartment Investment & Management Company Class A	90,337	3,442,743
Apple Hospitality REIT Incorporated «	203,093	3,960,314
Argosy Property Trust	140,042	106,010
Ascendas REIT	349,000	591,337
AvalonBay Communities Incorporated	24,900	4,526,571
Befimmo S.C.A. Sicafi	1,008	61,600
BioMed Realty Trust Incorporated	275,286	6,460,962
Blackstone Mortgage Trust Incorporated Class A	126,700	3,661,630
Boardwalk REIT	1,855	65,855
Boston Properties Incorporated	27,189	3,398,353
Brandywine Realty Trust	244,994	3,371,117
British Land Company plc	96,327	1,209,950
Brixmor Property Group Incorporated	104,500	2,623,995
Bunnings Warehouse Property Trust	74,476	171,278
Camden Property Trust	53,400	4,078,692
Canadian Apartment Properties	5,440	108,152
Canadian REIT	4,006	126,679
CapitaCommerical Trust	360,464	334,769
CapitaMall Trust	468,636	632,910
Care Capital Properties Incorporated	112,507	3,560,847
Cathay No.1 REIT	400,000	208,198
CBL & Associates Properties Incorporated	206,668	2,701,151
CDL Hospitality Trusts	121,000	113,232
Champion REIT	571,653	291,229
Charter Hall Group	44,748	144,657
Charter Hall Retail REIT	59,099	173,953
Chimera Investment Corporation	244,274	3,441,821
Cofinimmo SA	2,555	266,844
Colony Financial Incorporated Class A	152,727	3,124,794
Columbia Property Trust Incorporated	170,235	4,266,089
Comforia Residential REIT Incorporated	72	140,959
Cominar REIT	20,000	224,793
Communications Sales & Leasing Incorporated	164,076	3,191,278
Corporate Office Properties Trust	128,600	2,866,494
Corrections Corporation of America	159,400	4,109,332
Cousins Properties Incorporated	280,487	2,757,187
Cromwell Group	285,800	210,824
Crown Castle International Corporation	62,504	5,369,719
CubeSmart REIT	226,511	6,596,000
CYS Investments Incorporated	209,539	1,588,306
Daiwa House REIT Investment Corporation	57	225,963
Daiwa House Residential Investment Corporation	144	293,849
Daiwa Office Investment Corporation	41	202,169
DCT Industrial Trust Incorporated	120,105	4,584,408
DDR Corporation	174,660	2,977,953
Derwent Valley Holdings plc	8,152	462,870
Dexus Property Group	143,410	796,525
DiamondRock Hospitality	273,381	3,042,731
Douglas Emmett Incorporated	189,155	5,860,022
Duke Realty Corporation	212,378	4,321,892
DuPont Fabros Technology Incorporated	88,900	2,937,256
Emlak Konut Gayrimenkul Yati	469,570	448,092
EPR Properties	78,540	4,401,382
Equinix Incorporated	34,945	10,361,193
Equity Commonwealth †	176,886	4,885,591
Equity Lifestyle Properties Incorporated	103,050	6,428,259
Equity Residential	42,500	3,392,350
Essex Property Trust Incorporated	39,109	9,025,966

32

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Shares	Value
REITs (continued)
Eurocommercial Properties NV	3,299	$139,788
Extra Space Storage Incorporated	72,800	6,097,000
Federal Realty Investment Trust	41,101	6,022,119
Fibra Uno Administracion SAB de CV	718,045	1,674,027
Fonciere des Regions	3,503	310,707
Fortune REIT	246,000	247,477
Four Corners Property Trust Incorporated †	23,333	462,000
Frontier Real Estate Investment Corporation	90	364,460
Fukuoka REIT Corporation	100	163,444
Gaming and Leisure Properties Incorporated	124,900	3,396,031
Gecina SA	2,316	279,689
General Growth Properties Incorporated	75,100	1,912,797
Geo Group Incorporated	101,695	2,981,697
Global One Real Estate Investment Corporation	36	132,916
GLP J-REIT	383	373,666
Goodman Group	247,832	1,096,901
Goodman Property Trust	181,257	149,737
GPT Group	275,271	919,731
Granite Real Estate Investment Trust	4,243	129,217
Great Portland Estates plc	28,410	375,039
Growthpoint Properties Limited	698,432	1,165,825
H&R REIT	11,358	182,517
Hammerson plc	65,021	597,851
Hankyu REIT Incorporated	115	119,578
Hatteras Financial Corporation	118,498	1,668,452
HCP Incorporated	60,504	2,149,707
Healthcare Realty Trust Incorporated	136,675	3,716,193
Healthcare Trust of America Incorporated Class A	173,113	4,519,980
Heiwa Real Estate REIT Incorporated	149	104,699
Hospitality Properties Trust	206,221	5,726,757
Host Hotels & Resorts Incorporated	451,800	7,499,880
Hulic REIT Incorporated	121	161,989
ICADE	3,119	220,065
Ichigo Real Estate Investment Corporation	189	135,877
Industrial & Infrastructure Fund Investment Corporation	64	285,946
ING Office Fund	109,870	306,708
Intu Properties plc	88,750	432,410
Invesco Mortgage Capital Incorporated	167,878	2,252,923
Invincible Investment Corporation	360	216,702
Iron Mountain Incorporated	118,225	3,284,291
Japan Excellent Incorporated	231	255,958
Japan Hotel REIT Investment Corporation	503	366,524
Japan Logistics Fund Incorporated	162	310,445
Japan Prime Realty Investment Corporation	149	514,419
Japan Real Estate Investment Corporation	203	966,353
Japan Rental Housing Investment Incorporated	139	97,898
Japan Retail Fund Investment Corporation	385	736,535
Kenedix Realty Investment	52	228,952
Kenedix Residential Investment Corporation	43	108,461
Keppel REIT	206,614	136,224
Kilroy Realty Corporation	54,895	3,663,143
Kimco Realty Corporation	254,480	6,639,383
Kite Realty Group Trust	113,500	3,054,285
Kiwi Property Group Limited	195,913	178,609
KLCC Property Holdings Bhd	105,300	172,866
Klepierre	21,292	966,431
Lamar Advertising Company Class A	50,638	2,957,766
Land Securities Group plc	74,578	1,382,682
LaSalle Hotel Properties	154,152	4,348,628
Lexington Corporate Properties Trust	289,858	2,489,880
Liberty Property Trust	204,332	6,926,855
Mack-Cali Realty Corporation	113,734	2,672,749
Mapletree Logistics Trust	301,210	214,609
Merlin Properties Socimi SA	44,472	553,975
MFA Mortgage Investments Incorporated	504,566	3,521,871
MID REIT Incorporated	33	101,466
Mirvac Group	619,201	835,159
Mori Hills REIT Corporation	189	242,430

33

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
REITs (continued)
Mori Trust Sogo REIT Incorporated	165	$276,787
National Retail Properties Incorporated	183,054	7,040,257
New Residential Investment Corporation	314,000	3,994,080
Nippon Accommodations Fund Incorporated	76	259,610
Nippon Building Fund Incorporated	231	1,090,260
Nippon Prologis REIT Incorporated	290	508,619
NIPPON REIT Investment Corporation	47	113,892
Nomura Real Estate Master Fund Incorporated	680	820,309
Northstar Realty Europe Corporation	86,405	987,609
Northstar Realty Finance Corporation	238,442	4,301,494
Omega Healthcare Investors Incorporated	93,174	3,208,913
ORIX JREIT Incorporated	355	464,009
Outfront Media Incorporated	187,320	4,280,262
Paramount Group Incorporated	227,900	4,188,802
Parkway Life REIT	64,000	102,995
Pebblebrook Hotel Trust	97,940	3,119,389
Piedmont Office Realty Trust Incorporated Class A	206,200	4,018,838
Plum Creek Timber Company	106,700	5,421,427
Post Properties Incorporated	70,446	4,153,496
Potlatch Corporation	49,922	1,668,393
Precinct Properties New Zealand Limited	145,054	118,397
Premier Investment Corporation	215	211,682
Public Storage Incorporated	26,697	6,408,882
Rayonier Incorporated	171,700	4,143,121
Realty Income Corporation «	151,862	7,535,392
Redefine Properties Limited	1,246,736	909,869
Redwood Trust Incorporated	101,434	1,397,761
Regency Centers Corporation	54,583	3,677,803
Resilient REIT Limited	102,685	884,358
Retail Properties of America Incorporated Class A	323,029	4,942,344
RioCan REIT	14,088	269,533
RLJ Lodging Trust	178,250	4,349,300
Scentre Group	843,224	2,439,279
Segro plc	78,987	524,861
Sekisui House SI Investment Corporation	125	109,667
Senior Housing Properties Trust	323,489	4,674,416
Shaftesbury plc	24,082	338,398
Shopping Centres Australasia Property Group	113,861	172,923
SIA REIT Incorporated	14	56,751
Simon Property Group Incorporated	56,686	10,557,201
Smart REIT	5,367	128,604
Sovran Self Storage Incorporated	45,868	4,609,275
Spirit Realty Capital Incorporated	601,055	5,902,360
Starhill Global REIT	254,000	135,954
Starwood Property Trust Incorporated	136,400	2,773,012
Stockland Australia	382,733	1,107,170
Sunstone Hotel Investors Incorporated	284,219	4,172,335
Suntec REIT	384,000	417,880
Taubman Centers Incorporated	78,473	5,639,855
The Link REIT	358,655	2,181,040
Tokyu REIT Incorporated	182	221,475
Top REIT Incorporated	29	106,483
Two Harbors Investment Corporation	500,386	4,253,281
UDR Incorporated	154,500	5,702,595
Unibail-Rodamco SE	8,909	2,288,252
United Urban Investment Corporation	457	608,838
Urban Edge Properties REIT	125,824	3,018,518
Vastned Retail NV	1,059	47,581
VEREIT Incorporated	529,001	4,406,578
Vicinity Centres	633,196	1,240,983
Washington Real Estate Investment Trust «	92,675	2,549,489
Weingarten Realty Investors	155,100	5,422,296
Welltower Incorporated	44,884	2,836,220
Wereldhave NV	4,146	231,857
Westfield Corporation	311,997	2,166,108
Weyerhaeuser Company	309,254	9,948,701
WP Carey Incorporated	56,142	3,473,506
WP Glimcher Incorporated	252,569	2,664,603
Xenia Hotels & Resorts Incorporated	152,300	2,551,025

34

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Shares	Value
REITs (continued)
Yuexiu Real Estate Investment Trust	325,000	$171,440
		472,279,066

Thrifts & Mortgage Finance : 0.27%
Capitol Federal Financial Incorporated	173,515	2,250,490
Genworth Mortgage Insurance Canada Incorporated «	2,068	45,636
Home Capital Group Incorporated «	4,758	117,431
Housing Development Finance Corporation Limited	476,930	8,666,381
Indiabulls Housing Finance Limited	89,088	917,812
MGIC Investment Corporation †	462,474	4,412,002
New York Community Bancorp Incorporated	273,338	4,482,743
Paragon Group of Companies plc	26,738	154,315
Washington Federal Incorporated	128,209	3,312,921
		24,359,731

Health Care : 10.66%
Biotechnology : 2.80%
3-D Matrix Limited «†	3,100	27,298
AbbVie Incorporated	205,335	11,940,230
ACADIA Pharmaceuticals Incorporated †	102,200	3,878,490
Actelion Limited	11,077	1,555,743
Agios Pharmaceuticals Incorporated «†	33,600	2,170,224
Alexion Pharmaceuticals Incorporated †	42,308	7,549,440
Alkermes plc †	88,400	6,485,024
Alnylam Pharmaceuticals Incorporated †	98,819	10,283,105
Amgen Incorporated	92,100	14,837,310
Anacor Pharmaceuticals Incorporated †	59,202	6,910,649
Baxalta Incorporated	61,329	2,108,491
Biogen Incorporated †	41,707	11,964,070
BioMarin Pharmaceutical Incorporated †	99,449	9,484,451
Bluebird Bio Incorporated †	46,800	4,153,500
Celgene Corporation †	145,724	15,949,492
Cepheid Incorporated †	92,254	3,315,609
CK Life Sciences International Holdings Incorporated	702,000	66,094
Clovis Oncology Incorporated †	42,600	1,339,770
CSL Limited	70,561	5,108,586
Dyax Corporation †	188,200	6,334,812
Genmab AS †	5,982	770,936
Gilead Sciences Incorporated	271,800	28,799,928
Green Cross Corporation	1,207	201,679
Grifols SA	14,254	676,498
Grifols SA Class B	11,206	390,118
Incyte Corporation †	99,680	11,387,443
Intercept Pharmaceuticals Incorporated †	21,724	3,834,503
Intrexon Corporation «	63,400	2,302,054
ISIS Pharmaceuticals Incorporated †	162,500	9,919,000
Juno Therapeutics Incorporated «†	97,016	5,470,732
Karo Bio AB «†	85,948	370,525
Kite Pharma Incorporated †	48,700	4,011,419
Medivation Incorporated †	90,986	3,846,888
Medy-Tox Incorporated	1,142	463,486
Mesoblast Limited «†	31,890	40,475
Myriad Genetics Incorporated «†	89,400	3,888,900
NanoCarrier Company Limited «†	6,400	55,630
Neurocrine Biosciences Incorporated †	101,700	5,529,429
Novavax Incorporated †	344,800	2,951,488
OBI Pharma Incorporated †	50,000	1,035,476
OPKO Health Incorporated «†	410,000	4,485,400
Portola Pharmaceuticals Incorporated †	67,600	3,353,636
Puma Biotechnology Incorporated †	27,884	2,099,665
Radius Health Incorporated †	43,500	2,645,235
Regeneron Pharmaceuticals Incorporated †	14,113	7,684,529
Savient Pharmaceuticals Incorporated †(a)	2,670	0
Seattle Genetics Incorporated †	62,400	2,619,552

35

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Biotechnology (continued)
Sirtex Medical Limited	15,755	$459,407
Takara Bio Incorporated	6,300	67,248
Ultragenyx Pharmaceutical Incorporated †	44,500	4,375,240
United Therapeutics Corporation †	27,005	4,121,773
Vertex Pharmaceuticals Incorporated †	45,838	5,929,604
		249,250,284

Health Care Equipment & Supplies : 1.52%
Abbott Laboratories	179,294	8,053,886
Abiomed Incorporated †	49,700	4,054,029
Align Technology Incorporated †	93,600	6,246,864
Ansell Limited	26,316	415,082
ASAHI INTECC Company Limited	9,200	399,838
Baxter International Incorporated	62,422	2,350,188
bioMerieux SA	1,765	202,518
Biosensors International Group Limited †	247,000	141,838
Boston Scientific Corporation †	808,378	14,777,150
C.R. Bard Incorporated	43,994	8,218,959
Cochlear Limited	10,052	686,033
Coloplast Class B	10,575	858,155
Cooper Companies Incorporated	28,808	4,213,170
DexCom Incorporated †	107,660	9,153,253
DiaSorin SpA	1,623	83,407
Edwards Lifesciences Corporation †	64,091	10,446,833
Elekta AB Class B «	35,308	293,498
Essilor International SA Cie Generale d’Optique	17,616	2,299,535
Fisher & Paykel Healthcare Corporation	89,568	495,838
Fukuda Denshi Company Limited	2,200	117,059
Getinge AB Class B	18,499	468,318
GN Store Nord A/S	17,550	321,868
Halyard Health Incorporated †	63,366	2,027,078
Hogy Medical Company Limited	2,000	103,006
Hoya Corporation	67,400	2,732,136
IDEXX Laboratories Incorporated †	54,374	3,850,767
Intuitive Surgical Incorporated †	6,542	3,401,971
Nagaileben Company Limited	8,000	140,504
Nakanishi Incorporated	4,000	142,811
Nihon Kohden Corporation	16,600	345,620
Nikkiso Company Limited	14,000	111,227
Nipro Corporation	22,400	245,836
NuVasive Incorporated †	62,900	3,279,606
Olympus Corporation	50,400	2,010,268
Paramount Bed Holdings Company Limited	3,500	116,572
ResMed Incorporated	83,251	4,959,262
Sirona Dental Systems Incorporated †	75,481	8,188,179
Smith & Nephew plc	83,542	1,415,503
Sonova Holding AG	4,488	566,207
St. Jude Medical Incorporated	34,745	2,192,410
Straumann Holding AG	989	292,706
Sysmex Corporation	27,300	1,705,418
Teleflex Incorporated	56,190	7,400,223
Terumo Corporation	58,900	1,880,398
Top Glove Corporation Bhd	183,400	417,639
Varian Medical Systems Incorporated †	58,676	4,739,847
West Pharmaceutical Services Incorporated	92,673	5,843,033
William Demant Holding AS †	3,503	336,357
Zimmer Holdings Incorporated	21,800	2,202,018
		134,943,921

Health Care Providers & Services : 2.13%
Acadia Healthcare Company Incorporated †	69,945	4,826,904
Alfresa Holdings Corporation	34,600	685,816
AmerisourceBergen Corporation	122,700	12,103,128
AmSurg Corporation †	62,400	5,245,344
Anthem Incorporated	30,813	4,017,399
Apollo Hospitals Enterprise Limited	21,420	422,632

36

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Shares	Value
Health Care Providers & Services (continued)
AS ONE Corporation	2,400	$90,950
Bangkok Chain Hospital PCL	87	19
Bangkok Dusit Medical Services PCL Class F	1,509,100	854,764
Brookdale Senior Living Incorporated †	109,200	2,454,816
Bumrungrad Hospital PCL	107,400	662,260
Cardinal Health Incorporated	38,200	3,317,670
Celesio AG	9,643	255,828
Centene Corporation †	160,364	9,261,021
Chemed Corporation	21,751	3,360,312
Cigna Corporation	48,200	6,506,036
DaVita HealthCare Partners Incorporated †	100,743	7,358,269
Express Scripts Holding Company †	123,850	10,586,698
Fresenius Medical Care AG & Company KGaA	19,133	1,580,810
Fresenius SE & Company KGaA	36,249	2,661,389
Health Net Incorporated †	104,782	6,628,509
Healthscope Limited	321,200	624,865
HealthSouth Corporation	124,400	4,377,636
Henry Schein Incorporated †	49,382	7,727,295
Humana Incorporated	27,728	4,676,604
IHH Healthcare Bhd	615,700	915,464
Korian SA	11,431	392,637
Laboratory Corporation of America Holdings †	59,485	7,229,807
Life Healthcare Group Holdings Limited	235,988	582,787
LifePoint Hospitals Incorporated †	57,256	4,100,102
Magellan Health Services Incorporated †	36,157	1,903,666
McKesson Corporation	43,500	8,236,725
Medi-Clinic Corporation	126,073	1,002,933
Mediceo Paltac Holdings Company Limited	38,000	665,849
MEDNAX Incorporated †	55,756	3,979,306
Message Company Limited	2,200	51,810
Miraca Holdings Incorporated	9,300	413,249
Molina Healthcare Incorporated †	52,500	3,163,650
Netcare Limited	414,008	1,031,011
Nichii Gakkan Company	7,200	48,955
Orpea	3,644	286,946
Owens & Minor Incorporated	85,600	3,296,456
Patterson Companies Incorporated	118,200	5,386,374
Primary Health Care Limited	92,654	215,094
Quest Diagnostics Incorporated	88,400	6,039,488
Ramsay Health Care Limited	20,419	990,129
Rhoen Klinikum AG «	4,591	132,713
Ryman Healthcare Limited	72,433	374,280
Ship Healthcare Holdings Incorporated	6,600	155,108
Sigma Pharmaceuticals Limited	257,710	162,147
Sinopharm Group Company Limited H Shares	367,600	1,543,233
Sonic Healthcare Limited	71,288	1,048,123
Suzuken Company Limited	14,800	577,693
Team Health Holdings Incorporated †	93,200	5,139,048
Tenet Healthcare Corporation †	128,192	4,254,692
Toho Pharmaceutical	12,300	305,252
TOKAI Corporation	2,600	81,422
UDG Healthcare plc	34,039	277,350
UnitedHealth Group Incorporated	118,263	13,329,423
Universal Health Services Incorporated Class B	54,200	6,586,384
Vital KSK Holdings Incorporated	9,000	73,038
WellCare Health Plans Incorporated †	56,800	4,684,864
		188,944,182

Health Care Technology : 0.17%
AGFA-Gevaert NV Strip Voter-Verified Paper Record †(a)	2,275	0
Allscripts Healthcare Solutions Incorporated †	257,300	3,918,679
athenahealth Incorporated †	22,663	3,801,718
Cerner Corporation †	58,724	3,499,950
M3 Incorporated	28,600	629,154

37

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Health Care Technology (continued)
Medidata Solutions Incorporated †	70,900	$3,249,347
		15,098,848

Life Sciences Tools & Services : 0.58%
Bio Techne Corporation	47,809	4,360,659
Bio-Rad Laboratories Incorporated Class A †	26,467	3,697,969
Charles River Laboratories International Incorporated †	60,020	4,595,731
Divi’s Laboratories Limited	25,894	446,866
Gerresheimer AG	3,694	288,424
ICON plc ADR †	5,230	388,746
Illumina Incorporated †	27,057	4,975,782
Lonza Group AG	5,820	919,796
Mettler-Toledo International Incorporated †	16,560	5,676,437
Parexel International Corporation †	71,396	4,844,219
QIAGEN NV †	22,655	601,635
Quintiles Transnational Holdings Incorporated †	56,762	3,859,248
Tecan Group AG	803	118,790
Thermo Fisher Scientific Incorporated	73,000	10,103,200
Waters Corporation †	48,665	6,463,685
		51,341,187

Pharmaceuticals : 3.46%
Akorn Incorporated †	103,100	3,433,230
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products †(a)	1,231	0
Allergan plc †	72,762	22,839,264
Aspen Pharmacare Holdings Limited	82,217	1,777,937
Astellas Pharma Incorporated	353,400	4,976,595
AstraZeneca plc	110,947	7,523,550
Aurobindo Pharma Limited	73,202	889,285
Bayer AG	73,485	9,806,002
Bristol-Myers Squibb Company	206,885	13,863,364
BTG plc †	29,198	271,106
Cadila Healthcare Limited	101,725	611,830
Celltrion Incorporated «†	18,486	1,377,610
China Medical System Holding Limited	329,000	454,030
Chugai Pharmaceutical Company Limited	33,600	1,173,680
Cipla Limited India	112,548	1,086,813
Daiichi Sankyo Company Limited	110,400	2,275,262
Dainippon Sumitomo Pharma Company Limited	32,900	395,816
Dong-A ST Company Limited	1,090	136,479
Dr. Reddys Laboratories Limited	23,358	1,089,070
Eisai Company Limited	47,800	3,105,253
Eli Lilly & Company	120,419	9,879,175
Endo International plc †	123,407	7,587,062
Galenica AG	419	612,505
GlaxoSmithKline Pharmaceuticals Limited	4,235	209,431
GlaxoSmithKline plc	432,680	8,833,236
Glenmark Pharmaceuticals Limited	35,144	517,234
H. Lundbeck AS †	7,172	217,870
Hanmi Pharm Company Limited †	736	504,628
Hanmi Science Company Limited †	4,210	541,678
Haw Par Corporation Limited	27,500	162,791
Hikma Pharmaceuticals plc	10,618	346,222
Hisamitsu Pharmaceutical Company Incorporated	15,000	639,724
Horizon Pharma plc «†	185,400	3,991,662
Hua Han Bio-Pharmaceutical Holdings Limited H Shares	4,987	714
Indivior plc	61,638	181,488
Ipsen SA	2,572	165,139
Jazz Pharmaceuticals plc †	36,390	5,334,410
Johnson & Johnson	338,596	34,279,459
Kaken Pharmaceutical Company Limited	6,500	458,327
Kissei Pharmaceutical Company Limited	7,200	181,608
Kyorin Company Limited	8,900	168,023
Kyowa Hakko Kogyo Company Limited	41,000	722,413
Lupin Limited	66,388	1,779,792
Luye Pharma Group Limited †	418,000	363,903

38

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Shares	Value
Pharmaceuticals (continued)
Meda AB Class A	27,508	$331,163
Merck & Company Incorporated	342,985	18,181,635
Merck KGaA	12,492	1,279,455
Mitsubishi Tanabe Pharma Corporation	39,100	683,218
Mochida Pharmaceutical Company Limited	3,000	187,652
Mylan NV †	78,963	4,050,802
Nichi-Iko Pharmaceutical Company Limited	10,000	252,234
Nippon Shinyaku Company Limited	12,000	495,207
Novartis AG	237,884	20,335,227
Novo Nordisk AS Class B	168,622	9,289,547
Ono Pharmaceutical Company Limited	16,800	2,689,911
Orion Oyj Class A	3,628	123,581
Orion Oyj Class B	8,702	290,625
Otsuka Holdings Company Limited	88,300	2,925,162
Pacira Pharmaceuticals Incorporated †	49,031	3,174,757
Perrigo Company plc	27,394	4,092,390
Pfizer Incorporated	752,471	24,658,475
Piramal Enterprises Limited	18,361	259,789
PT Kalbe Farma Tbk	7,442,000	718,111
Recordati SpA	6,569	163,309
Roche Holding AG	2,539	669,392
Roche Holding AG Genusschein	62,431	16,717,442
Rohto Pharmaceutical Company Limited	21,000	404,817
Sanofi-Aventis SA	110,160	9,820,947
Santen Pharmaceutical Company Limited	67,000	1,062,421
Sawai Pharmaceutical Company Limited	6,700	384,257
Seikagaku Corporation	7,900	108,906
Shionogi & Company Limited	51,500	2,270,016
Shire Limited plc	56,561	3,957,763
Sihuan Pharmaceutical Holdings Group limited (a)	71,000	9,157
Sino Biopharmaceutical Limited	1,218,000	1,148,338
Sosei Group Corporation «	2,300	113,225
Stada Arzneimittel AG	5,207	198,823
Sun Pharmaceutical Industries Limited	343,927	3,764,854
Taisho Pharmaceutical Holding Company Limited	9,500	643,623
Takeda Pharmaceutical Company Limited	116,100	5,642,781
Teva Pharmaceutical Industries Limited	90,328	5,531,833
The United Laboratories International Holdings Limited †	500	277
Theravance Incorporated «	111,600	1,032,300
Torrent Pharmaceuticals Limited	20,280	433,728
Towa Pharmaceutical Company Limited	1,900	117,766
Tsumura & Company	13,600	373,972
UCB SA	13,970	1,247,515
Valeant Pharmaceuticals International Incorporated †	30,257	2,726,744
Yuhan Corporation	1,877	448,969
Zeria Pharmaceutical Company Limited	9,000	125,020
		307,901,806

Industrials : 10.69%
Aerospace & Defense : 1.34%
Airbus Group NV	54,584	3,946,983
B/E Aerospace Incorporated	60,600	2,800,932
BAE Systems plc	307,386	2,391,156
Bharat Electronics Limited	27,081	509,422
Bombardier Incorporated Class B	143,159	139,359
BWX Technologies Incorporated	146,617	4,464,488
CAE Incorporated	24,800	281,529
Chemring Group plc	8,445	25,374
Cobham plc	107,360	490,582
Dassault Aviation SA	313	348,574
Elbit Systems Limited	1,785	157,819
Embraer SA	217,900	1,712,112
Finmeccanica SpA †	34,904	505,595
General Dynamics Corporation	37,426	5,481,412
Hexcel Corporation	123,900	5,834,451
Huntington Ingalls Industries Incorporated	64,715	8,472,488

39

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Aerospace & Defense (continued)
KLX Incorporated †	67,600	$2,169,960
Korea Aerospace Industries Limited	7,520	544,819
L-3 Communications Holdings Incorporated	49,085	6,008,495
Lockheed Martin Corporation	33,000	7,232,280
MacDonald Dettwiler & Associates Limited	2,966	190,826
Meggitt plc	77,064	449,988
Moog Incorporated Class A †	43,540	2,876,688
MTU Aero Engines AG	4,407	437,638
Northrop Grumman Corporation	23,151	4,314,420
Orbital ATK Incorporated	76,138	6,541,016
Precision Castparts Corporation	25,796	5,972,806
Qinetiq Group plc	51,946	205,682
Raytheon Company	37,500	4,651,125
Rockwell Collins Incorporated	80,496	7,460,369
Rolls-Royce Holdings plc	181,553	1,658,394
Saab AB Class B	5,318	164,812
Safran SA «	31,081	2,294,763
Singapore Technologies Engineering Limited	264,000	535,281
Teledyne Technologies Incorporated †	45,376	4,197,734
Thales SA	9,751	726,011
TransDigm Group Incorporated †	31,740	7,447,156
Ultra Electronics Holdings	5,405	161,751
United Technologies Corporation	152,559	14,653,292
Zodiac Aerospace SA	17,330	469,285
		118,926,867

Air Freight & Logistics : 0.28%
Bollore Investissement	95,623	440,190
Bollore SA †	439	2,005
Deutsche Post AG	84,258	2,462,815
Expeditors International of Washington Incorporated	111,400	5,407,356
FedEx Corporation	49,200	7,800,168
Freightways Limited	37,588	150,928
Glovis Company Limited	2,877	474,511
Hub Group Incorporated Class A †	48,101	1,853,332
Kerry Logistics Network Limited	72,526	111,500
Kintetsu World Express Incorporated	9,200	175,630
Mainfreight Limited	9,747	99,640
Mitsui-Soko Company Limited	20,000	58,652
Oesterreichische Post AG	4,954	177,647
Panalpina Welttransport Holdings AG	1,522	170,862
PostNL †	25,238	84,342
Royal Mail plc	51,790	379,162
Singapore Post Limited	260,000	328,099
TNT Express NV	40,256	327,925
XPO Logistics Incorporated «†	89,400	2,726,700
Yamato Holdings Company Limited	63,500	1,214,289
		24,445,753

Airlines : 0.49%
Air Canada †	26,372	205,968
Air China H Shares	534,000	430,454
Air France-KLM «†	16,025	106,836
All Nippon Airways Company Limited	184,000	517,920
Allegiant Travel Company	17,000	2,977,210
Asiana Airlines †	21,610	83,040
Cathay Pacific Airways Limited	167,000	294,651
China Airlines	594,775	196,788
Chorus Aviation Incorporated	63	269
Deutsche Lufthansa AG †	24,014	344,171
easyJet plc	22,179	552,164
Eva Airways Corporation †	407,476	204,724
International Consolidated Airlines †	72,922	622,723
Japan Airlines Company Limited	19,419	664,127
JetBlue Airways Corporation †	422,044	10,441,369
Korean Air Lines Company Limited †	7,538	184,211

40

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Shares	Value
Airlines (continued)
LAN Airlines SA †	79,059	$433,871
Qantas Airways Limited	191,247	503,448
Ryanair Holdings plc	15,795	1,214,636
Singapore Airlines Limited	90,200	649,698
Southwest Airlines Company	123,500	5,666,180
Spirit Airlines Incorporated †	94,123	3,460,903
Turk Hava Yollari Anonim Ortakligi †	270,807	712,051
United Continental Holdings Incorporated †	225,900	12,589,407
Virgin Australia International Holdings (a)	177,317	0
WestJet Airlines Limited	20,873	333,230
WestJet Airlines Limited Class VV	11,787	187,469
		43,577,518

Building Products : 0.42%
A.O. Smith Corporation	102,500	8,175,400
Aica Kogyo Company Limited	12,200	244,694
Armstrong World Industries Incorporated †	66,100	3,283,848
Asahi Glass Company Limited	193,000	1,135,110
Assa Abloy AB Class B	92,949	1,976,890
Bunka Shutter Company Limited	12,000	104,403
Central Glass Company Limited	41,000	193,842
Compagnie de Saint-Gobain SA	45,570	2,013,988
Daikin Industries Limited	45,800	3,218,278
Geberit AG	3,718	1,243,489
GWA International Limited	44,009	57,607
KCC Corporation	841	333,698
Kingspan Group plc	16,453	431,196
Lennox International Incorporated	51,558	7,007,763
LIXIL Group Corporation	47,200	1,103,506
Nibe Industrier AB Class B	13,413	451,673
Nichias Corporation	22,000	144,045
Nichiha Corporation	5,800	82,123
Nippon Sheet Glass Company Limited †	171,000	147,246
Nitto Boseki Company Limited	38,000	110,512
Noritz Corporation	8,300	122,646
Okabe Company Limited	8,500	65,183
Owens Corning Incorporated	72,400	3,391,216
Rockwool International AS Class B	400	56,309
Sankyo Tateyama Incorporated	4,600	64,460
Sanwa Holdings Corporation	45,000	377,254
Sekisui Jushi Corporation	6,000	80,715
Taiwan Glass Industrial Corporation †	343,581	118,415
Takara Standard Company Limited	24,000	182,681
Takasago Thermal Engineering Company	13,300	187,885
TOTO Limited	26,000	897,644
Uponor Oyj	2,800	42,156
Wienerberger AG	10,742	188,571
		37,234,446

Commercial Services & Supplies : 0.93%
AA plc	52,430	213,205
Aeon Delight Company Limited	3,500	108,469
Aggreko plc	24,032	363,755
Babcock International Group plc	46,368	747,931
Berendsen plc	15,297	244,211
Bilfinger SE «	4,408	208,576
Brambles Limited	258,898	2,038,990
Cabcharge Australia Limited «	26,928	53,360
China Everbright International Limited	717,000	1,085,656
Civeo Corporation	59,549	115,525
Clean Harbors Incorporated †	68,604	2,969,867
Copart Incorporated †	140,890	5,560,928
Covanta Holding Corporation	181,600	2,932,840
Dai Nippon Printing Company Limited	105,000	1,026,117
Daiseki Company Limited	6,700	110,106

41

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Commercial Services & Supplies (continued)
De La Rue plc	11,470	$77,349
Deluxe Corporation	68,134	3,996,059
Downer EDI Limited	82,141	214,450
Duskin Company Limited	11,300	207,274
Edenred	14,465	299,776
Essendant Incorporated	46,662	1,690,098
G4S plc	126,965	433,882
HomeServe plc	12,155	77,382
Intrum Justitia AB	10,031	342,847
ISS A/S	13,842	482,830
Kaba Holding AG Class B	280	179,890
KEPCO Plant Service & Engineering Company Limited	3,274	285,544
Kokuyo Company Limited	21,900	252,268
Loomis AB Class B	8,827	295,320
Mineral Resources Limited	31,646	111,686
Mitie Group plc	40,984	196,968
Mitsubishi Pencil Company Limited	5,700	269,025
MSA Safety Incorporated	42,476	1,992,124
Nissha Printing Company Limited	7,200	150,843
Okamura Corporation	20,000	196,588
Oyo Corporation	3,900	45,938
Park24 Company Limited	16,100	326,970
Pilot Corporation	5,800	260,552
Pitney Bowes Incorporated	274,800	5,935,680
Progressive Waste Solutions Limited	12,017	284,172
Prosegur Compania de Seguridad SA	26,730	119,462
Recall Holdings Limited	54,476	273,416
Regus plc	55,194	289,118
Relia Incorporated	8,300	76,932
Rentokil Initial plc	173,799	417,767
Republic Services Incorporated	147,000	6,457,710
Ritchie Bros. Auctioneers Incorporated	6,229	166,750
RR Donnelley & Sons Company	284,222	4,573,132
S1 Corporation Incorporated (Korea)	2,828	230,040
Sato Corporation	7,500	167,547
Secom Company Limited	33,300	2,282,308
Securitas AB Class B	25,461	388,550
Serco Group plc †	97,398	162,094
Societe BIC SA	2,766	455,020
Sohgo Security Services Company Limited	15,700	755,028
Spotless Group Holdings Limited	290,919	454,448
Stericycle Incorporated †	49,931	6,027,670
Taiwan Secom Company Limited	64,960	190,649
Tetra Tech Incorporated	81,800	2,273,222
The ADT Corporation «	98,155	3,481,558
Tomra Systems ASA	7,776	84,332
Toppan Forms Company Limited	6,500	84,220
Toppan Printing Company Limited	104,000	912,429
Transcontinental Incorporated Class A	3,424	55,458
Transpacific Industries Group Limited	162,245	76,855
Tyco International plc	253,547	8,952,745
Waste Connections Incorporated	73,348	3,997,466
Waste Management Incorporated	52,253	2,809,644
		82,600,621

Construction & Engineering : 0.57%
Abengoa SA Class A	2,071	1,597
Actividades de Construccion y Servicios SA	17,474	569,927
AECOM Technology Corporation †	205,700	6,547,431
Aecon Group Incorporated	8,690	92,076
Arcadis NV	6,755	163,045
Balfour Beatty plc †	61,174	236,416
Bouygues SA	16,989	639,549
Budimex SA	6,367	333,235
Cardno Limited «	18,571	40,560
Carillion plc «	47,881	227,302
China Communications Construction Company Limited H Shares	1,454,779	1,681,164
China State Construction International Holdings Limited	438,000	660,944

42

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Shares	Value
Construction & Engineering (continued)
Chiyoda Corporation	33,000	$280,138
Chudenko Corporation	6,500	139,927
CIMIC Group Limited	17,730	321,200
Comsys Holdings Corporation	25,400	341,487
CTCI Corporation	123,000	135,653
Daelim Industrial Company Limited	6,425	400,574
Daewoo Engineering & Construction Company Limited †	31,654	169,743
Dialog Group Bhd	784,124	299,747
Eiffage SA	4,842	304,647
EverChina International Holdings Company Limited †	960,000	37,145
Ferrovial SA †(a)	712	16,874
Ferrovial SA—BATS Exchange	40,604	961,821
Flsmidth & Company AS «	5,428	197,332
Fluor Corporation	89,400	4,344,840
Gamuda Bhd	710,100	756,063
GS Engineering & Construction Corporation †	11,855	224,191
Hanison Construction Holding Limited	30,555	5,438
Hazama Ando Corporation	30,100	168,961
Hibiya Engineering Limited	6,000	82,811
HKC Holdings Limited †	217,196	5,014
Hochtief AG	4,214	397,546
Hyundai Development Company	9,673	342,466
Hyundai Engineering & Construction Company Limited	11,463	316,258
IJM Corporation Bhd	1,039,140	828,583
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV †	407,640	722,912
Interserve plc	12,112	96,864
Jacobs Engineering Group Incorporated †	76,100	3,359,054
JGC Corporation	42,000	713,761
Kajima Corporation	160,000	878,635
Kandenko Company Limited	21,000	143,981
KBR Incorporated	196,700	3,823,848
KEPCO Engineering & Construction Company Incorporated	1,785	54,796
Kinden Corporation	23,000	312,770
Koninklijke Bam Groep NV †	28,776	149,888
Koninklijke Boskalis Westminster NV	7,715	343,332
Kumagai Gumi Company Limited	61,000	170,959
Kumho Industrial Company Limited †	9	131
Kyowa Exeo Corporation	21,600	217,930
Larsen & Toubro Limited	54,392	1,121,705
Larsen & Toubro Limited GDR	8,011	164,226
Maeda Corporation	31,000	187,108
Maeda Road Construction Company Limited	12,000	199,448
Malaysian Resources Corporation Bhd	50	15
Mirait Holdings Corporation	11,700	94,950
Monadelphous Group Limited	19,272	86,552
NCC AB Class B	8,600	265,539
Nippo Corporation	8,000	135,695
Nippon Densetsu Kogyo Company Limited	8,000	151,682
Nippon Koei Company Limited	15,000	56,418
Nishimatsu Construction Company Limited	45,000	177,295
Obayashi Corporation	117,000	1,080,658
Obrascon Huarte Lain SA	10,626	74,210
Okumura Corporation	38,000	207,750
Outotec Oyj «	15,988	68,650
Peab AB	21,523	164,350
Penta-Ocean Construction Company Limited	55,000	218,481
Quanta Services Incorporated †	224,800	4,956,840
Samsung Engineering Company Limited †	7,013	93,866
Sanki Engineering Company Limited	10,000	90,333
Shimizu Corporation	118,000	990,203
Sho-Bond Holdings Company Limited	4,700	185,747
Sino Thai Engineering & Construction PCL	374,529	252,891
Skanska AB Class B	34,816	692,983
SNC-Lavalin Group Incorporated «	14,400	457,410
Socam Development Limited †	63	37
Sumitomo Mitsui Construction Company Limited	150,200	147,638
Taikisha Limited	8,000	190,089
Taisei Corporation	185,000	1,140,658

43

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Construction & Engineering (continued)
Toa Corporation	31,000	$82,348
Toda Corporation	49,000	277,839
Tokyu Construction Company Limited	80	540
Toshiba Plant Systems & Services Corporation	6,000	57,904
Totetsu Kogyo Company Limited	5,900	132,235
Toyo Engineering Corporation	28,000	78,245
United Engineers Limited	59,000	83,446
Vinci SA	43,394	2,822,398
WSP Global Incorporated	5,250	177,103
YIT Oyj	11,040	60,888
Yokogawa Bridge Holdings Corporation	8,000	87,994
		50,774,933

Electrical Equipment : 0.71%
ABB Limited	183,256	3,475,069
ABB Limited—Natl India Exchange	14,757	259,031
Acuity Brands Incorporated	25,962	5,994,107
Alstom SA «†	20,310	631,203
AMETEK Incorporated	143,568	8,105,849
Bharat Heavy Electricals limited	223,538	587,058
Cosel Company Limited	4,900	46,293
Daihen Corporation	18,000	81,007
Denyo Company Limited	3,200	53,706
Doosan Heavy Industries & Construction Company Limited	13,384	272,754
Eaton Corporation plc	54,392	3,163,439
Elswedy Cables Holding Company	9,692	42,060
Emerson Electric Company	77,304	3,865,200
FDG Electric Vehicles Limited †	1,480,000	95,441
Fuji Electric Holdings Company Limited	102,000	469,813
Fujikura Limited	69,000	390,682
Furukawa Electric Company Limited	135,000	292,811
Futaba Corporation	6,900	95,961
Gamesa Corporación Tecnologica SA	31,855	557,686
GS Yuasa Corporation	79,000	299,058
Johnson Electric Holdings Limited	54,750	198,425
Legrand SA	23,684	1,393,299
LS Cable Limited	7,178	227,479
LS Industrial Systems Company Limited	3,641	143,213
Mabuchi Motor Company Limited	9,600	552,916
Mitsubishi Electric Corporation	336,000	3,720,292
Nidec Corporation	40,800	3,154,626
Nitto Kogyo Corporation	9,700	168,154
Nordex AG †	816	27,416
Osram Licht AG	7,623	321,841
Prysmian SpA	18,370	401,763
Rockwell Automation Incorporated	79,600	8,472,624
Sanyo Denki Company Limited	6,000	38,408
Schneider Electric SE	52,663	3,338,465
Schneider Electric SE—London Exchange	1,614	101,073
Sensata Technologies Holding NV †	100,700	4,613,067
SGL Carbon AG «†	3,056	47,238
Shihlin Electric	118,000	143,153
SolarCity Corporation «†	76,100	2,188,636
Sumitomo Electric Industries Limited	130,300	1,854,473
Teco Electric & Machinery Company Limited	774,000	603,465
Ushio Incorporated	25,200	370,119
Vestas Wind Systems AS	23,748	1,549,444
Walsin Lihwa Corporation †	600,000	129,588
Ya Hsin Industrial Company Limited †(a)	40,000	0
Zhuzhou CSR Times Electric Company Limited H Shares	151,000	997,130
		63,534,535

Industrial Conglomerates : 1.25%
Aboitiz Equity Ventures Incorporated	814,780	978,289
Aditya Birla Nuvo Limited	5,674	179,277
Alfa SA de CV Class A	1,170,200	2,354,058

44

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Shares	Value
Industrial Conglomerates (continued)
Alliance Global Group Incorporated	970,700	$364,476
Antarchile SA	32,607	312,466
Beijing Enterprises Holdings Limited	135,000	841,851
Bidvest Group Limited	93,694	2,184,465
Boustead Holdings Bhd	80,800	77,124
CITIC Pacific Limited	1,930,000	3,385,332
CJ Corporation	1,980	432,572
CK Hutchison Holdings Limited	416,296	5,460,447
Danaher Corporation	108,994	10,505,932
DCC plc	9,251	831,795
DMCI Holdings Incorporated	2,121,900	606,772
Doosan Corporation	2,425	217,780
Enka Insaat Ve Sanayi AS	326,311	536,524
Far Eastern New Century Corporation	1,360,496	1,100,334
Fosun International	445,000	794,330
General Electric Company	1,162,338	34,800,400
Grupo Carso SAB de CV	111,000	491,317
Hanwha Corporation (Korea)	11,460	360,212
Hopewell Holdings	123,000	435,464
Industries Qatar	18,137	500,492
Jardine Matheson Holdings Limited	43,585	2,174,892
Jardine Strategic Holdings Limited	39,394	1,063,638
JG Summit Holdings	966,992	1,451,309
Katakura Industries Company Limited	5,400	58,299
Keihan Electric Railway Company Limited	90,000	600,244
Keppel Corporation Limited	270,051	1,254,003
Koc Holding AS	227,557	936,551
Koninklijke Philips Electronics NV	92,466	2,528,345
LG Corporation	21,404	1,360,334
LT Group Incorporated	735,600	232,508
MMC Corporation Bhd	109,200	52,244
Nisshinbo Industries Incorporated	31,000	366,661
NWS Holdings Limited	286,681	402,284
Quinenco SA	62,686	112,908
Rheinmetall AG	3,555	225,625
Roper Industries Incorporated	60,093	11,627,395
Samsung C&T Corporation †	14,897	1,878,124
Samsung Techwin Company Limited †	9,105	283,438
San Miguel Corporation	214,380	212,834
Seibu Holdings Incorporated	35,600	751,331
SembCorp Industries Limited	165,000	380,171
Shun Tak Holdings Limited	294,250	112,714
Siemens AG	73,590	7,630,532
Siemens India Limited	21,727	403,525
Sime Darby Bhd	682,021	1,265,194
SK C&C Company Limited	6,119	1,426,648
SM Investments Corporation	107,288	1,923,173
Smiths Group plc	35,162	547,050
Tokai Holdings Corporation	26,800	117,345
Top Frontier Investment Holdings Incorporated †	8	13
Toshiba Corporation †	671,000	1,640,162
Turk Sise Ve Cam Fabrikalari AS	140,595	142,369
Yazicilar Holding AS Class A	9,222	43,843
		110,957,415

Machinery : 2.23%
Aalberts Industries NV	11,130	367,481
AG Growth International Incorporated	1,000	21,805
AGCO Corporation	102,200	5,136,572
Aida Engineering Limited	11,300	120,986
Airtac International Group	16,852	75,375
Alfa Laval AB	28,699	530,756
Allison Transmission Holdings Incorporated	108,764	3,041,041
Amada Company Limited	62,700	617,323
Andritz AG	7,071	371,040
Asahi Diamond Industrial Company Limited	12,000	141,056
Ashok Leyland Limited	330,303	468,782

45

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Machinery (continued)
Atlas Copco AB Class A	61,897	$1,659,235
Atlas Copco AB Class B	37,370	924,631
ATS Automation Tooling Systems Incorporated †	4,800	46,007
Bando Chemical Industries Limited	15,000	66,044
Bodycote plc	18,289	159,761
Bucher Industries AG	862	196,052
Cargotec Oyj Corporation Class B	3,652	134,276
Caterpillar Incorporated	71,593	5,201,231
China Conch Venture Holdings Limited	543,000	1,138,742
CKD Corporation	12,000	128,968
CLARCOR Incorporated	64,338	3,398,977
CNH Industrial NV	78,164	575,199
Colfax Corporation †	129,564	3,507,297
Cosco Corporation Singapore Limited (a)	190,000	50,717
CRRC Corporation Limited H Shares	1,315,000	1,682,451
CSBC Corporation Taiwan	102	40
Cummins India Limited	13,858	206,129
Daewoo Shipbuilding & Marine Engineering Company Limited «	16,970	89,096
Daifuku Company Limited	21,500	349,484
Deere & Company	40,000	3,182,800
DMG Mori Seiki AG	3,643	149,130
DMG Mori Seiki Company Limited	22,100	300,711
Donaldson Company Incorporated	171,200	5,375,680
Doosan Infracore Company Limited †	19,520	115,632
Ebara Corporation	89,000	438,855
Eicher Motors Limited	4,371	1,097,022
FANUC Corporation	30,700	5,466,645
Fuji Machine Manufacturing Company Limited	17,200	170,882
Fujitec Company Limited	13,000	139,610
Furukawa Company Limited	61,000	121,405
GEA Group AG	16,445	682,488
Georg Fischer AG	456	297,175
Glory Limited	13,000	366,450
Graco Incorporated	74,200	5,599,132
Hanjin Heavy Industries & Construction Company Limited †	14,343	49,666
Hillenbrand Incorporated	85,586	2,592,400
Hino Motors Limited	46,600	565,938
Hitachi Construction Machinery Company Limited	18,600	291,919
Hitachi Koki Company Limited	9,300	70,033
Hitachi Zosen Corporation	30,600	169,033
Hiwin Technologies Corporation	58,514	273,371
Hong Leong Asia Limited	11,000	5,654
Hoshizaki Electric Company Limited	8,700	611,332
Hyundai Heavy Industries Company Limited «†	7,814	611,328
Hyundai Mipo Dockyard Company Limited †	2,652	144,045
Hyundai Rotem Company Limited «†	9,250	132,993
IDEX Corporation	44,663	3,519,444
Illinois Tool Works Incorporated	38,600	3,627,628
IMI plc	29,234	420,039
Ingersoll-Rand plc	159,600	9,363,732
Iseki & Company Limited	44,000	72,916
Ishikawajima-Harima Heavy Industries Company Limited	251,000	656,556
ITT Corporation	121,561	4,827,187
Japan Steel Works	72,000	276,068
Joy Global Incorporated «	132,900	2,040,015
JTEKT Corporation	39,100	722,921
Kawasaki Heavy Industries Limited	273,000	1,084,460
Kennametal Incorporated	108,300	3,167,775
King Slide Works Company Limited	17,000	205,456
Kitz Corporation	21,100	97,530
Komatsu Limited	153,730	2,542,602
Komori Corporation	11,000	139,935
Kone Oyj Class B	38,458	1,641,158
Konecranes Oyj	3,753	104,127
Krones AG	626	76,193
Kubota Corporation	188,865	3,150,563
Kurita Water Industries Limited	17,900	386,355
Kyokuto Kaihatsu Kogyo Company	6,900	82,396
Lincoln Electric Holdings Incorporated	87,500	4,939,375

46

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Shares	Value
Machinery (continued)
Makino Milling Machine Company Limited	25,000	$204,305
Makita Corporation	23,100	1,311,690
Makita Corporation ADR	1	57
MAN SE	3,130	310,627
Manitowoc Company Incorporated «	185,346	3,132,347
Max Company Limited	6,000	61,998
Meidensha Corporation	41,000	163,201
Melrose Industries plc	89,931	393,061
Metso Oyj	12,945	321,410
Minebea Company Limited	62,000	680,439
Mitsubishi Heavy Industries Limited	534,000	2,733,334
Mitsuboshi Belting Company Limited	10,000	82,047
Mitsui Engineering & Shipbuilding Company Limited	152,000	249,423
Miura Company Limited	22,200	298,465
Morgan Advanced Materials plc	21,935	82,921
Morita Holdings Corporation	7,000	72,729
Nabtesco Corporation	20,300	424,964
Nachi-Fujikoshi Corporation	45,000	211,292
Navistar International Corporation «†	88,321	1,281,538
NGK Insulators Limited	47,000	1,090,049
Nippon Sharyo Limited †	14,000	33,436
Nippon Thompson Company Limited	13,000	59,139
Nitta Corporation	3,300	93,826
NKT Holding AS	1,131	55,885
Nordson Corporation	73,742	5,348,507
Noritake Company Limited	17,000	39,773
NSK Limited	79,000	994,078
NTN Corporation	84,000	395,093
OILES Corporation	5,900	99,643
Okuma Corporation	29,000	263,615
OSG Corporation	18,700	369,443
Oshkosh Corporation	106,900	4,688,634
Paccar Incorporated	68,056	3,536,190
Pentair plc	106,922	6,062,477
Rotork plc	77,250	211,750
Ryobi Limited	20,000	74,249
Samsung Heavy Industries Company Limited	28,640	285,646
Sandvik AB	105,184	1,089,612
Schindler Holding AG	2,474	405,660
Schindler Holding AG—Participation Certificate	5,042	829,674
SembCorp Marine Limited «	147,200	214,974
Shima Seiki Manufacturing Limited	4,400	64,767
Shinmaywa Industries Limited	17,000	164,476
Singamas Container Holding	180,000	18,805
Sintokogio Limited	10,700	93,006
SKF AB Class A	976	17,132
SKF AB Class B	35,091	611,954
SMC Corporation	10,900	2,888,367
Snap-on Incorporated	34,500	5,939,520
Spirax-Sarco Engineering plc	7,515	353,132
Star Micronics Company Limited	6,100	82,655
Sulzer AG «	2,037	212,639
Sumitomo Heavy Industries Limited	97,000	460,179
Tadano Limited	23,000	297,262
Takuma Company Limited	14,000	117,595
Terex Corporation	147,600	3,022,848
The Middleby Corporation †	77,300	8,506,092
The Timken Company	100,300	3,233,672
The Toro Company	70,470	5,431,123
THK Company Limited	19,500	388,733
Toshiba Machine Company Limited	18,000	62,876
Trelleborg AB Class B	21,858	428,048
Tsubakimoto Chain Company	30,000	233,469
Tsugami Corporation	18,000	81,885
Tsukishima Kikai Company Limited	5,000	48,050
United Tractors	352,380	415,164
Vallourec SA	11,805	121,408
Valmet Corporation	12,945	123,777

47

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Machinery (continued)
Valmont Industries Incorporated	29,777	$3,491,353
Vesuvius plc	23,880	122,499
Volvo AB Class A	43,600	464,154
Volvo AB Class B	132,230	1,367,510
WABCO Holdings Incorporated †	32,200	3,460,856
Wabtec Corporation	57,180	4,581,262
Wartsila Oyj	17,118	769,379
WEG SA	209,260	822,112
Weir Group plc	19,255	348,579
Woodward Governor Company	73,800	3,721,734
Xylem Incorporated	105,652	3,942,933
Yangzijiang Shipbuilding Holdings Limited	789,000	615,292
Zardoya Otis SA	15,737	190,378
		198,146,190

Marine : 0.11%
A.P. Moller Maersk AS Class A	200	299,955
A.P. Moller Maersk AS Class B	645	984,712
DS Norden AS †	1,300	24,413
Evergreen Marine Corporation (Taiwan) Limited	336,630	133,551
Hanjin Shipping Company Limited †	16,787	59,868
Hyundai Merchant Marine Company Limited †	17,778	70,157
Iino Kaiun Kaisha Limited	15,900	66,261
Kawasaki Kisen Kaisha Limited	149,000	306,231
Kirby Corporation †	70,418	4,549,003
Kuehne & Nagel International AG	5,401	730,212
MISC Bhd	427,800	927,034
Mitsui OSK Lines Limited	191,000	498,058
Neptune Orient Lines Limited †	184,000	154,578
Nippon Yusen Kabushiki Kaisha	276,000	717,465
Orient Overseas International Limited	30,500	140,828
Pacific Basin Shipping Limited	252,000	65,328
Pan Ocean Company Limited †	159	493
U-Ming Transport Corporation	113,000	90,526
Wan Hai Lines Limited	209,212	107,676
Yang Ming Marine Transport †	285,357	70,810
		9,997,159

Professional Services : 0.46%
Adecco SA	17,602	1,204,433
ALS Limited	74,573	200,085
Bureau Veritas SA	23,580	485,688
Capita plc	61,090	1,170,336
CEB Incorporated	43,061	3,327,323
Experian Group Limited	96,629	1,791,509
Hays plc	95,742	212,402
IHS Incorporated Class A †	40,623	5,009,222
Intertek Group plc	15,050	640,790
Meitec Corporation	4,600	153,396
Michael Page International plc	20,623	157,942
Nihon M&A Center Incorporated	5,400	241,267
Randstad Holdings NV	9,424	589,350
Recruit Holdings Company Limited	73,392	2,292,382
Robert Half International Incorporated	79,500	4,068,810
SAI Global Limited	32,441	99,241
SEEK Limited	58,955	591,791
SGS SA	519	992,751
Stantec Incorporated	7,070	183,123
Teleperformance SA	6,495	539,925
Temp Holdings Company Limited	26,400	426,346
The Advisory Board Company †	58,608	3,155,455
Towers Watson & Company Class A	41,100	5,528,361
Veda Group Limited	225,292	449,690
Verisk Analytics Incorporated †	91,524	6,859,724

48

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Shares	Value
Professional Services (continued)
WS Atkins plc	8,888	$211,502
		40,582,844

Road & Rail : 0.96%
Asciano Group	170,137	1,052,019
Aurizon Holdings Limited	59,294	238,850
Avis Budget Group Incorporated †	140,500	5,253,295
BTS Group Holdings PCL	1,605,700	427,858
Canadian National Railway Company	73,500	4,387,049
Canadian Pacific Railway Limited	14,300	2,108,298
Central Japan Railway Company	32,200	5,750,747
China Auto Rental Incorporated «†	323,000	605,720
ComfortDelGro Corporation Limited	275,000	571,231
Container Corporation of India	13,018	271,512
CSX Corporation	114,900	3,266,607
DSV AS	17,460	679,009
East Japan Railway Company	61,400	5,795,841
Firstgroup plc †	137,119	217,460
Fukuyama Transporting Company Limited «	37,000	177,636
Genesee & Wyoming Incorporated Class A †	68,540	4,747,766
Go-Ahead Group plc	3,179	125,826
Hankyu Hanshin Holdings Incorporated	210,000	1,344,273
Hitachi Transport System Limited	8,700	143,963
J.B. Hunt Transport Services Incorporated	54,414	4,257,351
Kansas City Southern	64,918	5,902,345
Keikyu Corporation	87,000	704,622
Keio Corporation	94,000	772,007
Keisei Electric Railway Company Limited	56,000	672,364
Kintetsu Corporation	315,000	1,207,799
Korea Express Company Limited †	2,016	335,115
Landstar System Incorporated	56,294	3,513,871
Maruzen Showa Unyu Company Limited	16,000	58,099
MTR Corporation Limited	252,026	1,170,181
Nagoya Railroad Company Limited	144,000	580,211
Nankai Electric Railway Company Limited	100,000	519,090
National Express Group plc	29,635	143,362
Nippon Express Company Limited	157,000	709,115
Nippon Konpo Unyu Soko Company Limited	12,800	243,106
Nishi-Nippon Railroad Company Limited	75,000	408,205
Norfolk Southern Corporation	38,000	3,612,280
Odakyu Electric Railway Company Limited	103,000	1,047,571
Old Dominion Freight Line Incorporated †	41,613	2,651,164
PKP Cargo SA	18,354	292,770
Sankyu Incorporated	56,000	279,318
SEINO Holdings Company Limited	34,000	344,695
Senko Company Limited	15,000	96,263
SMRT Corporation Limited	98,000	99,351
Sotetsu Holdings Incorporated	88,000	491,828
Stagecoach Group plc	49,321	264,296
Tobu Railway Company Limited	174,000	848,091
Tokyu Corporation	176,000	1,368,253
TransForce Incorporated	6,211	118,365
Transport International Holdings Limited	45,600	121,448
Union Pacific Corporation	159,600	13,398,420
West Japan Railway Company	31,500	1,989,541
		85,385,457

Trading Companies & Distributors : 0.71%
Aercap Holdings NV †	20,019	909,663
Ashtead Group plc	48,201	794,920
Brenntag AG	14,433	788,535
Bunzl plc	31,676	915,978
Daewoo International Corporation	7,912	130,836
Fastenal Company «	172,124	6,984,792
Finning International Incorporated	16,500	242,413

49

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Trading Companies & Distributors (continued)
GATX Corporation	58,634	$2,714,754
Grafton Group plc	18,582	191,007
Hanwa Company Limited	40,000	178,067
iMarketKorea Incorporated	5,870	131,791
Inaba Denki Sangyo Company Limited	4,100	131,393
Inabata & Company Limited	8,900	95,290
Itochu Corporation	239,800	2,925,911
Iwatani International Corporation	36,000	199,448
Japan Pulp & Paper Company Limited	25,000	68,846
Kanamoto Company Limited	6,000	138,716
Kanematsu Corporation	81,000	135,548
Kloeckner & Company «	8,856	75,846
Kuroda Electric Company Limited	5,800	110,723
LG International Corporation	5,460	171,620
Marubeni Corporation	285,900	1,583,946
Misumi Group Incorporated	46,200	627,134
Mitsubishi Corporation	254,000	4,275,288
Mitsui & Company Limited	280,900	3,445,646
MonotaRO Company Limited	11,800	338,375
MRC Global Incorporated †	139,000	2,055,810
MSC Industrial Direct Company Class A	62,425	3,851,623
Nagase & Company Limited	24,600	312,746
Nichiden Corporation	3,600	88,172
Noble Group Limited «	918,576	276,768
NOW Incorporated «†	146,100	2,685,318
Reece Australia Limited	7,414	187,663
Rexel SA	26,522	363,303
Russel Metals Incorporated	4,649	59,424
Seven Group Holdings Limited «	22,953	85,986
SIG plc	78,253	164,646
SK Networks Company Limited	31,860	167,822
Sojitz Corporation	240,500	527,498
Spicers Limited †	60,182	1,480
STX Corporation Company Limited †	116	372
Sumitomo Corporation	198,100	2,104,108
Tat Hong Holdings Limited	7,000	2,581
Toromont Industries Limited	6,843	160,026
Toyota Tsusho Corporation	38,500	903,233
Travis Perkins plc	23,342	714,709
Trusco Nakayama Corporation	3,400	128,156
United Rentals Incorporated †	56,245	4,424,794
W.W. Grainger Incorporated «	35,880	7,195,375
Wakita & Company Limited	7,000	60,106
Watsco Incorporated	33,080	4,204,799
WESCO International Incorporated †	55,824	2,682,343
Wolseley plc	26,144	1,517,530
Yamazen Corporation	18,000	163,769
Yuasa Trading Company Limited	3,800	93,997
		63,490,643

Transportation Infrastructure : 0.23%
Abertis Infraestructuras SA	41,491	642,436
Adani Ports & Special Economic Zone Limited	277,615	1,114,958
Aena SA †144A	6,720	762,187
Aeroports de Paris	3,323	376,370
Airports of Thailand PCL	115,000	997,907
Ansaldo STS SpA	6,620	68,370
Atlantia SpA	40,773	1,076,968
Auckland International Airport Limited	167,179	581,041
BBA Aviation plc	82,297	223,105
Beijing Capital International Airport Company Limited H Shares	426,000	475,259
CCR SA	296,720	982,420
China Merchants Holdings International Company Limited	489,709	1,591,636
China Resources and Transportation Group Limited †	130,000	4,108
COSCO Pacific Limited (a)	416,669	538,849
DP World Limited	45,239	845,969
Flughafen Zuerich AG	455	325,932
Fraport AG	3,869	236,642

50

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Shares	Value
Transportation Infrastructure (continued)
Groupe Eurotunnel SE	53,575	$684,633
Grupo Aeroportuario del Pacifico SAB de CV Class B	97,400	885,388
Grupo Aeroportuario del Sureste SAB de CV Class B	61,000	923,192
Hong Kong Aircraft Engineering Company Limited	10,000	79,255
Hopewell Highway Infrastructure Limited	173,650	82,867
Hutchison Port Holdings Trust	977,000	527,580
International Container Term Services Incorporated	175,300	273,325
Japan Airport Terminal Company Limited	11,500	580,138
Kamigumi Company Limited	48,000	423,071
Macquarie Atlas Roads Limited	53,146	162,581
Malaysia Airports Holdings Berhad	104,804	133,217
Mitsubishi Logistics Corporation	30,000	419,415
Nissin Corporation	18,000	57,612
Port of Tauranga Limited	9,453	115,426
PT Jasa Marga Tbk	395,500	128,641
SIA Engineering Company	42,000	107,490
Singapore Airport Terminal Services Limited	108,666	304,300
Sumitomo Warehouse Company Limited	29,000	154,305
Sydney Airport Holdings Limited	170,285	812,791
TAV Havalimanlari Holding AS	40,981	295,972
Transurban Group	300,336	2,252,396
Westshore Terminals Investment Corporation	8,100	113,301
		20,361,053

Information Technology : 16.65%
Communications Equipment : 1.06%
Alcatel-Lucent SA †	273,639	1,077,814
Arista Networks Incorporated «†	44,500	3,271,640
Brocade Communications Systems Incorporated	565,636	5,308,494
Ciena Corporation †	175,380	4,391,515
Cisco Systems Incorporated	618,750	16,860,938
Comba Telecom Systems Holdings Limited	281	53
CommScope Holdings Incorporated †	70,160	2,007,979
D-Link Corporation †	801	266
Denki Kogyo Company Limited	13,000	59,033
F5 Networks Incorporated †	42,138	4,340,214
Harris Corporation	76,577	6,365,846
Hitachi Kokusai Electric Incorporated	9,000	132,916
Infinera Corporation †	183,500	4,132,420
Juniper Networks Incorporated	217,552	6,554,842
NetScout Systems Incorporated †	129,600	4,289,760
Nokia Oyj	354,521	2,560,180
Palo Alto Networks Incorporated †	42,067	7,880,832
Plantronics Incorporated	45,400	2,402,114
QUALCOMM Incorporated	289,197	14,109,922
Spirent plc	75,771	78,742
Telefonaktiebolaget LM Ericsson Class B	289,375	2,818,501
Viasat Incorporated «†	57,200	3,545,256
Viavi Solutions Incorporated	320,600	2,039,016
VTech Holdings Limited	27,900	312,701
Zinwell Corporation	446	631
		94,541,625

Electronic Equipment, Instruments & Components : 1.51%
AAC Technologies Holdings Incorporated	252,500	1,769,970
Alps Electric Company Limited	28,800	905,410
Amano Corporation	12,600	171,344
Anixter International Incorporated †	36,248	2,470,664
Anritsu Corporation	27,600	184,972
Arrow Electronics Incorporated †	57,614	3,258,648
AU Optronics Corporation	3,247,319	869,480
Avnet Incorporated	77,838	3,527,618
Azbil Corporation	13,400	337,994
Canon Electronics Incorporated	3,800	66,307

51

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Electronic Equipment, Instruments & Components (continued)
CDW Corporation of Delaware	85,017	$3,670,184
Celestica Incorporated †	1,675	18,889
Cheng Uei Precision Industry Company Limited	71,855	93,666
Chroma ATE Incorporated	84,624	149,587
Chunghwa Picture Tubes Limited †	75	2
Citizen Holdings Company Limited	52,300	386,621
Corning Incorporated	154,300	2,890,039
Daiwabo Company Limited	29,000	61,015
Delta Electronics Incorporated	580,531	2,783,319
Delta Electronics Thailand PCL	212,000	502,790
Electrocomponents plc	44,350	161,511
Enplas Corporation	2,000	78,310
FEI Company	53,400	4,272,534
FIH Mobile Limited	528,000	239,707
Flextronics International Limited †	106,400	1,197,000
FLIR Systems Incorporated	191,100	5,840,016
Halma plc	39,753	516,396
Hamamatsu Photonics	23,600	591,438
Hexagon AB Class B	23,900	867,292
Hirose Electric Company Limited	5,300	644,955
Hitachi High Technologies Corporation	12,500	344,740
Hitachi Limited	756,000	4,462,304
Hon Hai Precision Industry Company Limited	4,032,660	10,377,533
Horiba Limited	8,200	305,418
Hosiden Corporation	12,200	68,978
Ibiden Company Limited «	22,000	344,923
Ingenico SA	5,435	684,201
Ingram Micro Incorporated Class A	212,373	6,568,697
Innolux Display Corporation	3,328,666	1,018,730
IPG Photonics Corporation †	46,800	4,267,692
Jabil Circuit Incorporated	263,900	6,753,201
Japan Aviation Electronics Industry Limited	13,000	227,157
Japan Display Incorporated †	62,500	190,394
Keyence Corporation	6,900	3,739,789
Keysight Technologies Incorporated †	230,800	7,110,948
Kingboard Chemicals Holdings Limited	140	202
Knowles Corporation «†	120,100	1,978,047
KOA Corporation	3,700	32,431
Kyocera Corporation	55,500	2,573,018
Laird Group plc	37,748	202,962
Largan Precision Company Limited	31,244	2,407,287
LG Display Company Limited	36,210	794,209
LG Innotek Company Limited	2,021	173,819
Littelfuse Incorporated	29,451	3,197,201
Mitsumi Electric Company Limited	16,600	90,619
Murata Manufacturing Company Limited	33,100	5,135,743
National Instruments Corporation	131,000	4,113,400
Nichicon Corporation	13,600	113,131
Nippon Chemi-Con Corporation	32,000	68,107
Nippon Electric Glass Company Limited	80,000	443,867
Nippon Signal Company Limited	10,900	121,662
Oki Electric Industry Company Limited	138,000	179,366
Omron Corporation	34,004	1,249,944
Optex Company Limited	30	657
Pan-International Industrial	770	322
Premier Farnell plc	32,868	51,235
Ryosan Company Limited	6,500	171,608
Samsung Electro-Mechanics Company Limited	8,990	537,203
Samsung SDI Company Limited	8,978	930,323
Shimadzu Corporation	44,000	712,007
Silitech Technology Corporation	381	195
Simplo Technology Company Limited	67,000	229,888
Spectris plc	9,963	266,944
Synnex Technology International Corporation	261,462	253,516
Taiyo Yuden Company Limited	21,700	354,145
TDK Corporation	21,000	1,509,748
Tech Data Corporation †	48,200	3,260,730
Topcon Corporation	14,800	260,292
Toyo Corporation	3,700	31,229

52

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Shares	Value
Electronic Equipment, Instruments & Components (continued)
TPK Holding Company Limited	58,033	$165,163
Trimble Navigation Limited †	330,618	7,571,152
Tripod Technology Corporation	120,261	207,791
Truly International	250,000	53,525
Unimicron Technology Corporation	312,402	142,123
Venture Corporation Limited	49,000	292,496
Vishay Intertechnology Incorporated	180,954	2,156,972
WPG Holdings Company Limited	352,227	340,983
Yageo Corporation	124,325	191,199
Yaskawa Electric Corporation	40,000	528,026
Yokogawa Electric Corporation	36,200	432,283
Zebra Technologies Corporation Class A †	67,200	5,389,440
Zhen Ding Technology Holding	195,750	555,910
		134,464,503

Internet Software & Services : 3.05%
58.com Incorporated ADR †	8,944	538,518
Akamai Technologies Incorporated †	105,148	6,057,576
Alibaba Group Holding Limited ADR «†	332,250	27,935,580
Alphabet Incorporated Class A †	53,787	41,031,413
Alphabet Incorporated Class C †	54,878	40,752,403
Auto Trader Group plc †144A	101,594	621,682
Baidu.com Incorporated ADR †	81,698	17,807,713
Carsales.com Limited	34,942	259,524
CoStar Group Incorporated †	19,400	4,059,256
Criteo SA ADR †	9,221	375,848
Daum Communications Corporation «	6,754	703,365
Demandware Incorporated †	43,000	2,199,450
Dena Company Limited	19,400	305,420
Facebook Incorporated Class A †	419,401	43,718,360
GMO Internet Incorporated	12,000	184,630
Gree Incorporated	21,300	103,818
HC International Incorporated †	66,000	39,582
HomeAway Incorporated †	123,400	4,363,424
IAC/InterActive Corporation	45,900	2,882,061
Internet Initiative Japan Incorporated	6,600	124,601
J2 Global Incorporated	59,106	4,756,260
Just Eat plc †	40,457	268,467
Kakaku.com Incorporated	27,500	524,533
LinkedIn Corporation Class A †	21,482	5,222,489
Mixi Incorporated	5,800	237,465
Moneysupermarket.com Group plc	76,188	374,074
Naver Corporation	4,844	2,639,406
NetEase Incorporated ADR	23,883	3,980,341
Pandora Media Incorporated †	256,788	3,543,674
Qihoo 360 Technology Company Limited ADR «†	29,623	2,011,402
Rackspace Hosting Incorporated †	155,604	4,453,386
Telecity Group plc	21,802	400,927
Tencent Holdings Limited	1,588,278	31,608,032
Twitter Incorporated †	99,174	2,519,020
United Internet AG	13,768	733,875
VeriSign Incorporated «†	59,100	5,285,904
Yahoo Japan Corporation	206,000	848,432
Yahoo! Incorporated †	156,100	5,277,741
Yelp Incorporated †	70,900	2,136,217
		270,885,869

IT Services : 3.09%
Accenture plc Class A	75,100	8,052,222
Alliance Data Systems Corporation †	36,628	10,506,742
Amadeus IT Holding SA Class A	39,511	1,584,862
Amdocs Limited	90,903	5,142,383
Atos Origin SA	9,417	770,989
Automatic Data Processing Incorporated	55,200	4,761,552
Booz Allen Hamilton Holding Corporation	133,800	4,074,210

53

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
IT Services (continued)
Broadridge Financial Solutions Incorporated	68,713	$3,777,841
Cap Gemini SA	14,926	1,377,042
CGI Group Incorporated Class A †	24,400	1,062,093
Cielo SA	256,046	2,323,540
Cognizant Technology Solutions Corporation Class A †	114,174	7,373,357
Computer Sciences Corporation	85,096	2,666,058
Computershare Limited	80,644	679,448
Convergys Corporation	133,877	3,448,672
Corelogic Incorporated †	121,516	4,479,080
CSRA Incorporated †	85,096	2,681,375
DH Corporation	7,953	191,999
Digital Garage Incorporated	7,000	113,046
DST Systems Incorporated	43,500	5,319,180
DTS Corporation	4,200	99,422
EPAM Systems Incorporated †	53,000	4,172,690
Euronet Worldwide Incorporated †	64,280	4,995,842
Fidelity National Information Services Incorporated	169,400	10,785,698
Fiserv Incorporated †	140,128	13,485,919
FleetCor Technologies Incorporated †	45,917	7,057,902
Fujitsu Limited	305,000	1,540,114
Gartner Incorporated †	49,200	4,590,360
Genpact Limited †	89,800	2,262,960
Global Payments Incorporated	77,600	5,497,960
HCL Technologies Limited	170,968	2,233,960
Henry Jack & Associates Incorporated	46,800	3,714,984
Indra Sistemas SA †	6,012	61,779
Infosys Limited ADR	11,028	183,947
Infosys Technologies Limited	581,077	9,483,965
International Business Machines Corporation	166,646	23,233,785
Iress Market Technology Limited	16,055	112,046
IT Holdings Corporation	15,406	373,323
Itochu Techno-Science Corporation	10,200	210,712
Leidos Holdings Incorporated	87,493	5,068,469
MasterCard Incorporated Class A	184,200	18,036,864
MAXIMUS Incorporated	84,670	4,805,023
NEC Networks & System Integration Corporation	5,800	103,985
Net One Systems Company Limited	17,400	103,043
NeuStar Incorporated Class A «†	70,000	1,764,000
Nihon Unisys Limited «	9,400	104,461
Nomura Research Institute Limited	20,100	760,077
NS Solutions Corporation	2,600	120,390
NTT Data Corporation	20,900	1,018,684
OBIC Company Limited	10,600	564,013
Otsuka Corporation	8,700	436,060
Paychex Incorporated	193,400	10,491,950
PayPal Holdings Incorporated †	207,695	7,323,326
Sabre Corporation	79,500	2,326,170
Science Applications International Corporation	53,239	2,674,727
Sumisho Computer Systems	9,400	365,004
Tata Consultancy Services Limited	143,879	5,104,353
Tech Mahindra Limited	160,321	1,283,073
TietoEnator Oyj	8,394	214,090
TKC AS	2,200	54,777
Transcosmos Incorporated	4,400	109,196
Visa Incorporated Class A	361,444	28,557,690
Western Union Company	314,948	5,939,919
WEX Incorporated †	49,664	4,681,825
Wipro Limited	178,082	1,531,684
Wipro Limited ADR «	13,142	164,932
Wirecard AG	9,255	453,374
Xerox Corporation	581,184	6,131,491
		274,775,709

Semiconductors & Semiconductor Equipment : 2.68%
Advanced Micro Devices Incorporated «†	778,286	1,836,755
Advanced Semiconductor Engineering Incorporated	2,046,821	2,153,921
Advantest Corporation «	33,400	303,340
Aixtron AG †	8,010	63,946

54

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Ams AG	10,795	$411,298
Analog Devices Incorporated	188,700	11,629,581
Applied Materials Incorporated	147,259	2,764,051
ARM Holdings plc	132,795	2,248,027
ASM International NV	4,894	195,687
ASM Pacific Technology	46,000	350,334
ASML Holdings NV	38,883	3,593,427
Atmel Corporation	569,900	4,929,635
Avago Technologies Limited	48,670	6,349,002
Cavium Incorporated †	71,457	4,795,479
Chipbond Technology Corporation	155,000	220,804
Cree Incorporated «†	132,863	3,672,333
Cypress Semiconductor Corporation	456,386	4,938,097
Dialog Semiconductor plc «†	11,319	422,634
Disco Corporation	5,400	520,260
Epistar Corporation	213,210	145,658
Everlight Electronics Company Limited	83,210	109,614
Fairchild Semiconductor International Incorporated †	156,982	3,067,428
Faraday Technology Corporation	316	430
First Solar Incorporated †	46,000	2,599,460
Freescale Semiconductor Limited †	66,200	2,575,842
Gintech Energy Corporation †	8	6
Global PVQ SE †	3,594	30
Hanergy Thin Film Power Group Limited †(a)	5,441,305	1
Hermes Microvision Incorporated	21,000	749,495
Himax Technologies Incorporated	29,262	223,269
Infineon Technologies AG	102,520	1,519,694
Inotera Memories Incorporated †	1,007,888	682,382
Intel Corporation	579,202	20,138,854
King Yuan Electronics Company Limited	341,063	209,494
Kinsus Interconnect Technology Corporation	53,582	93,402
KLA-Tencor Corporation	95,170	6,325,950
Lam Research Corporation	93,600	7,319,520
Linear Technology Corporation	147,600	6,748,272
Marvell Technology Group Limited	266,000	2,356,760
Maxim Integrated Products Incorporated	174,000	6,745,980
Media Tek Incorporated	467,531	3,731,139
Microchip Technology Incorporated	130,100	6,281,228
Micron Technology Incorporated †	206,200	3,284,766
Microsemi Corporation †	123,000	4,429,230
Nanya Technology Corporation	180,688	236,640
Novatek Microelectronics Corporation Limited	224,790	816,053
NVIDIA Corporation	308,000	9,769,760
NXP Semiconductors NV †	24,738	2,312,013
ON Semiconductor Corporation †	562,300	6,162,808
Phison Electronics Corporation	34,000	259,359
Powertech Technology Incorporated	181,914	392,897
PV Crystalox Solar plc †	3,180	408
Qorvo Incorporated †	203,791	11,834,143
Radiant Opto-Electronics Corporation	114,735	300,177
Realtek Semiconductor Corporation	99,440	205,326
Renesas Electronics Corporation «†	33,400	220,858
Richtek Technology Corporation	11,651	67,639
Rohm Company Limited	15,800	849,683
Sanken Electric Company Limited	24,000	92,998
SCREEN Holdings Company Limited	45,000	337,774
Seoul Semiconductor Company Limited †	9,698	142,784
Shindengen Electric Manufacturing Company Limited	9,000	36,483
Shinko Electric Industries	12,800	88,071
Silicon Laboratories Incorporated †	55,165	2,984,978
Silicon Motion Technology Corporation	12,675	421,697
Siliconware Precision Industries Company	885,534	1,166,533
Sino-American Silicon Products Incorporated	122,000	163,703
SK Hynix Incorporated	91,427	2,494,791
Skyworks Solutions Incorporated	113,300	9,406,166
Solarworld AG †	26	261
STMicroelectronics NV	66,138	482,858
Sumco Corporation	21,800	231,282

55

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
SunEdison Incorporated «†	405,259	$1,292,776
Synaptics Incorporated †	46,800	4,201,236
Taiwan Semiconductor Manufacturing Company Limited	5,752,298	24,495,111
Teradyne Incorporated	287,035	5,964,587
Texas Instruments Incorporated	126,767	7,367,698
Tokyo Electron Limited	29,400	1,957,930
Tokyo Seimitsu Company Limited	7,800	174,755
Tower Semiconductor Limited †	470	7,445
Transcend Information Incorporated	68,130	178,037
ULVAC Incorporated	9,400	237,864
United Microelectronics Corporation	4,087,301	1,483,810
Vanguard International Semiconductor Corporation	191,000	231,129
VIA Technologies Incorporated †	485	120
Windbond Electronics Corporation †	630,000	146,682
Xilinx Incorporated	155,600	7,731,764
Xinyi Solar Holdings Limited	149	60
		237,685,662

Software : 2.87%
ACI Worldwide Incorporated †	151,300	3,558,576
Ansys Incorporated †	53,445	4,981,608
Aspen Technology Incorporated †	109,680	4,820,436
Asseco Poland SA	17,110	242,823
Autodesk Incorporated †	134,298	8,523,894
AVEVA Group plc	4,997	165,045
Blackbaud Incorporated	60,500	3,737,690
CA Incorporated	193,000	5,425,230
Capcom Company Limited	7,500	165,171
CDK Global Incorporated	214,684	10,178,168
Check Point Software Technologies Limited †	13,229	1,154,759
Citrix Systems Incorporated †	95,100	7,291,317
Colopl Incorporated «	5,900	119,294
CommVault Systems Incorporated †	58,100	2,380,938
Constellation Software Incorporated	1,591	682,827
Dassault Systemes SA	12,679	1,009,120
Fair Isaac Corporation	40,200	3,829,050
Fidessa Group plc	2,334	67,598
FireEye Incorporated †	182,500	4,175,600
Fortinet Incorporated †	86,100	3,101,322
Fuji Soft Incorporated	4,700	104,805
Gemalto NV	6,728	424,518
Guidewire Software Incorporated †	90,809	5,387,698
GungHo Online Entertainment Incorporated «	66,800	206,206
IGG Incorporated	195,000	86,013
Intuit Incorporated	51,942	5,204,588
Koei Techmo Holdings Company Limited	9,600	150,590
Konami Corporation	20,000	468,075
Manhattan Associates Incorporated †	94,620	7,247,892
Micro Focus International plc	13,826	267,163
Microsoft Corporation	979,773	53,250,663
NCsoft Corporation	2,292	440,370
NetSuite Incorporated †	22,200	1,895,880
Nexon Company Limited	26,600	422,013
NHN Entertainment Corporation †	4,635	231,340
Nice Systems Limited	6,731	408,914
Nintendo Company Limited	17,900	2,748,981
Nippon System Development Company Limited	8,000	115,678
Nuance Communications Incorporated †	149,000	3,118,570
Open Text Corporation	11,200	544,128
Oracle Corporation (Japan)	5,800	282,697
Oracle Financials Services	4,122	236,059
Playtech plc	18,069	220,023
Proofpoint Incorporated †	51,500	3,775,465
PTC Incorporated †	147,071	5,300,439
Qlik Technologies Incorporated †	118,700	3,775,847
Red Hat Incorporated †	109,011	8,874,586
Salesforce.com Incorporated †	113,468	9,042,265
SAP AG	85,151	6,710,584

56

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Shares	Value
Software (continued)
ServiceNow Incorporated †	87,051	$7,574,308
Software AG	6,805	181,974
SolarWinds Incorporated †	85,600	5,001,608
Splunk Incorporated †	74,221	4,416,150
Square Enix Company Limited	12,400	281,946
SS&C Technologies Holdings	105,800	7,607,020
Symantec Corporation	411,500	8,057,170
Tableau Software Incorporated Class A †	29,300	2,842,979
Take-Two Interactive Software Incorporated †	116,340	4,114,946
Temenos Group AG	5,073	246,537
The Sage Group plc	119,600	1,056,459
Trend Micro Incorporated	17,600	717,725
Tyler Technologies Incorporated †	45,824	8,176,835
Ubisoft Entertainment SA †	8,390	234,908
Ultimate Software Group Incorporated †	36,885	7,284,788
V1 Group Limited	1,400	101
Verint Systems Incorporated †	78,980	3,700,213
VMware Incorporated Class A «†	16,511	1,013,941
Workday Incorporated Class A †	63,800	5,340,698
Xero Limited «†	14,012	176,628
		254,579,450

Technology Hardware, Storage & Peripherals : 2.39%
3D Systems Corporation «†	136,700	1,246,704
Acer Incorporated †	679,311	251,812
Advantech Company Limited	130,836	859,761
Apple Incorporated	1,061,043	125,521,387
Asustek Computer Incorporated	229,601	1,899,157
Blackberry Limited †	42,015	334,119
Brother Industries Limited	44,000	526,499
Canon Incorporated «	166,000	5,011,015
Canon Incorporated ADR	7	212
Catcher Technology Company Limited	222,614	2,155,077
Chicony Electronics Company Limited	116,539	268,837
Clevo Company	125,978	116,167
Compal Electronic Incorporated	1,550,754	859,894
Diebold Incorporated	88,436	3,066,076
Eizo Nanao Corporation	3,500	82,169
Electronics For Imaging Incorporated †	61,300	3,008,604
Foxconn Technology Company Limited	274,505	615,580
FUJIFILM Holdings Corporation	76,600	3,102,580
Gigabyte Technology Company Limited	100,000	108,143
Hewlett Packard Enterpris	209,351	3,110,956
HP Incorporated	209,690	2,629,513
HTC Corporation	165,691	411,664
Inventec Company Limited	871,583	507,324
Jess Link Products Company Limited	143	134
Konica Minolta Holdings Incorporated	83,000	872,478
Lenovo Group Limited	2,090,000	2,210,371
Lexmark International Incorporated Class A	83,700	2,874,258
Lite-On Technology Corporation	533,177	547,192
Logitech International SA	18,355	275,633
Micro-Star International Company Limited	406,218	530,142
NCR Corporation †	215,200	5,834,072
NEC Corporation	431,149	1,443,001
Neopost SA	3,201	83,536
NetApp Incorporated	177,826	5,452,145
Pegatron Corporation	620,150	1,635,773
Qisda Corporation	171,392	63,008
Quanta Computer Incorporated	913,766	1,427,672
Ricoh Company Limited	121,965	1,250,364
Riso Kagaku Corporation	7,400	120,227
Ritek Corporation †	159	14
Samsung Electronics Company Limited	18,651	20,679,491
Samsung SDS Company Limited	6,077	1,369,627
Seagate Technology plc «	178,507	6,415,542
Seiko Epson Corporation	50,400	793,872

57

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Stratasys Limited «†	3,967	$99,175
Toshiba TEC Corporation	25,000	74,939
Wacom Company Limited «	32,000	117,238
Western Digital Corporation	26,600	1,660,106
Wincor Nixdorf AG	2,644	133,823
Wistron Corporation	549,400	286,970
		211,944,053

Materials : 4.72%
Chemicals : 2.36%
Adeka Corporation	19,600	289,781
Agrium Incorporated	14,300	1,411,743
Air Liquide SA	32,542	3,971,149
Air Water Incorporated	30,000	486,921
Akzo Nobel NV	24,630	1,751,856
Albemarle Corporation	69,000	3,695,640
Alent plc (a)	22,841	172,864
Alexandria Mineral Oils Company	1,424	4,688
Arkema SA	6,977	502,666
Asahi Kasei Corporation	211,000	1,443,405
Ashland Incorporated	41,600	4,686,240
Asian Paints Limited	98,719	1,241,856
Axalta Coating Systems Limited †	81,300	2,359,326
Axiall Corporation	95,500	1,990,220
BASF SE	83,164	6,883,493
Batu Kawan Bhd	35,500	143,865
Cabot Corporation	85,607	3,727,329
Castrol India Limited	27,072	179,661
Celanese Corporation Series A	94,600	6,692,950
China Steel Chemical Corporation	35,000	120,091
Christian Hansen Holding AS	8,826	553,855
Chugoku Marine Paints Limited	12,000	84,517
Ciech SA †	645	13,886
Clariant AG	25,999	479,371
Croda International plc	12,671	547,323
Cytec Industries Incorporated	96,610	7,233,191
Daicel Chemical Industries Limited	64,000	936,864
Dainichiseika Color & Chemicals Manufacturing Company Limited	15,000	71,284
Dainippon Ink & Chemicals Incorporated	166,000	478,716
Daiso Company Limited	20,000	70,349
DC Chemical Company Limited	2,946	193,593
Denki Kagaku Kogyo Kabushiki Kaisha	92,000	406,564
DuluxGroup Limited	61,858	280,046
E.I. du Pont de Nemours & Company	112,199	7,555,481
Ecolab Incorporated	49,738	5,926,780
EMS-Chemie Holdings AG	754	307,434
Essentra plc	22,982	300,615
Eternal Chemical Company Limited	145,041	137,967
Evonik Industries AG	10,659	364,205
Formosa Chemicals & Fibre Corporation	1,130,495	2,445,100
Formosa Plastics Corporation	1,521,709	3,435,756
Frutarom Industries Limited	1,818	88,610
Fufeng Group Limited	200	95
Fujimori Kogyo Company Limited	3,100	83,607
Givaudan SA	948	1,711,072
Grupa Azoty SA †	20,022	534,855
Hanwha Chem Corporation	19,613	421,712
Hexpol AB	40,678	433,281
Hitachi Chemical Company Limited	19,400	323,071
Huntsman Corporation	277,600	3,475,552
Hyosung Corporation	5,120	510,652
Incitec Pivot Limited	260,881	713,170
Indorama Ventures PCL	398,233	253,340
International Flavors & Fragrances Incorporated	47,800	5,736,478
Ishihara Sangyo Kaisha Limited †	110,000	98,294
Israel Chemicals Limited	39,013	196,196
Johnson Matthey plc	19,624	836,426

58

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Shares	Value
Chemicals (continued)
JSR Corporation	32,000	$503,786
K&S AG	16,172	460,311
Kaneka Corporation	60,000	591,714
Kansai Paint Company Limited	44,000	694,135
Kemira Oyj	9,572	114,988
Kolon Industries Incorporated	3,691	200,478
Koninklijke DSM NV	19,457	989,936
Korea Kumho Petrochemical Company	2,618	132,929
Kuraray Company Limited	57,100	726,854
Kureha Corporation	28,000	110,089
LANXESS AG	8,492	432,461
LG Chem Limited	7,139	1,960,366
Linde AG	17,717	3,093,297
Lintec Corporation	9,300	201,034
Lotte Chemical Corporation	3,390	704,024
LyondellBasell Industries NV Class A	43,900	4,206,498
Methanex Corporation «	12,000	471,392
Mexichem SAB de CV	342,879	849,015
Minerals Technologies Incorporated	44,784	2,756,007
Mitsubishi Chemical Holdings Corporation	247,000	1,618,643
Mitsubishi Gas Chemical Company Incorporated	85,000	460,561
Mitsui Chemicals Incorporated	162,000	675,110
Monsanto Company	82,408	7,841,945
Nan Ya Plastics Corporation	1,624,125	2,915,683
NewMarket Corporation	14,278	5,898,956
Nihon Nohyaku Company Limited	10,000	66,125
Nihon Parkerizing Company Limited	19,000	190,463
Nippon Kayaku Company Limited	35,000	377,864
Nippon Paint Company Limited	37,000	927,254
Nippon Shokubai Company Limited	6,400	479,350
Nippon Soda Company Limited	28,000	169,456
Nippon Synthetic Chemical Industry Company Limited	7,000	52,315
Nissan Chemical Industries Limited	26,100	626,315
Nitto Denko Corporation	27,300	1,839,812
NOF Corporation	39,000	300,658
Novozymes AS Class B	23,343	1,122,347
Nufarm Limited	41,407	253,040
Nuplex Industries Limited	34,891	97,839
OCI Materials Company Limited	682	64,664
Okamoto Industries Incorporated	14,000	125,443
Olin Corporation	176,648	3,845,627
Orica Limited «	58,314	666,329
Oriental Union Chemical Corporation	186,626	116,920
Petkim Petrokimya Holding SA	82,074	125,368
Petronas Chemicals Group Bhd	692,200	1,094,144
PolyOne Corporation	114,000	4,101,720
Potash Corporation of Saskatchewan	82,800	1,675,903
PPG Industries Incorporated	50,700	5,361,018
PTT Global Chemical PCL	620,523	917,626
RPM International Incorporated	77,318	3,632,400
Sakai Chemical Industry Company Limited	33,000	113,128
Samsung Fine Chemicals Company	4,271	131,112
Sanyo Chemical Industries Limited	13,000	102,965
Scotts Miracle-Gro Company Class A	61,992	4,326,422
Shikoku Chemicals Corporation	9,000	82,104
Shin-Etsu Chemical Company Limited	62,800	3,552,205
Showa Denko KK	267,000	351,373
Sidi Kerir Petrochemcials Company	9,866	14,755
Sika AG	199	674,068
SK Chemicals Company Limited	3,812	236,676
SKC Company Limited	4,380	133,323
Solvay SA	6,042	696,140
Sumitomo Bakelite Company Limited	36,000	150,902
Sumitomo Chemical Company Limited	269,000	1,542,762
Symrise AG	9,598	649,617
Syngenta AG	8,855	3,264,520
Synthos SA	150,781	135,444
T. Hasegawa Company Limited	4,600	58,668

59

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Chemicals (continued)
Taekwang Industrial Company Limited	176	$172,041
Taiwan Fertilizer Company Limited	147,000	181,037
Taiyo Holdings Company Limited	3,100	117,729
Taiyo Nippon Sanso Corporation	36,000	344,208
Takasago International Corporation	2,600	62,751
Teijin Limited	177,000	629,781
Tessenderlo Chemie NV Strip VVP †(a)	124	0
The Chemours Company	246,399	1,539,994
The Dow Chemical Company	139,044	7,248,364
The Israel Corporation Limited	200	44,421
The Mosaic Company	205,915	6,515,151
The Sherwin-Williams Company	14,800	4,085,836
The Valspar Corporation	42,700	3,607,723
Toagosei Company Limited	25,500	218,956
Tokai Carbon Company Limited	40,000	121,527
Tokuyama Corporation †	66,000	141,007
Tokyo Ohka Kogyo Company Limited	9,000	270,146
Toray Industries Incorporated	258,000	2,345,264
Tosoh Corporation	95,000	532,494
Toyo Ink Manufacturing Company Limited	45,000	187,165
Toyobo Company Limited	171,000	250,041
UBE Industries Limited Japan	191,000	406,515
Umicore SA	12,219	505,361
United Phosphorus Limited	115,943	723,176
Victrex plc	9,279	270,418
W.R. Grace & Company †	43,035	4,226,898
Wacker Chemie AG	1,172	105,365
Westlake Chemical Corporation	21,000	1,261,050
Yara International ASA	16,864	780,663
Zeon Corporation	32,000	256,572
		209,203,102

Construction Materials : 0.44%
Adelaide Brighton Limited	81,546	255,948
Ambuja Cements Limited	238,447	711,531
Anhui Conch Cement Company Limited H Shares	341,000	930,186
Asia Cement Corporation	875,058	741,234
Associated Cement Companies Limited	9,386	189,290
Boral Limited	121,372	497,691
Brickworks Limited	11,048	121,287
Buzzi Unicem SpA	3,462	62,219
Cemex SAB de CV †	4,016,903	2,546,569
China Resources Cement Holdings Limited	336,369	109,759
CRH plc	73,433	2,160,759
CSR Limited	85,052	187,604
Eagle Materials Incorporated	64,800	4,476,384
Fletcher Building Limited—Australia Exchange	8,657	41,321
Fletcher Building Limited—New Zealand Exchange	120,402	577,766
Grasim Industries Limited	9,932	557,536
Heidelbergcement AG	13,467	1,072,264
Imerys SA	3,080	208,755
Italcementi SpA	33,149	359,342
James Hardie Industries NV	75,959	898,713
Lafarge Malayan Cement Bhd	55,470	118,381
LafargeHolcim Limited	16,849	904,332
LafargeHolcim Limited – Switzerland Exchange	23,023	1,230,758
Martin Marietta Materials Incorporated	39,717	6,251,456
PT Indocement Tunggal Prakarsa Tbk	408,500	552,147
PT Semen Gresik Persero Tbk	663,500	509,555
RHI AG «	2,303	46,219
Shree Cement Limited	2,671	445,090
Siam City Cement PCL	10,000	90,960
Suez Cement Company	4,510	12,914
Sumitomo Osaka Cement Company Limited	74,000	284,939
Taiheiyo Cement Corporation	196,000	605,037
Taiwan Cement Corporation	1,183,746	1,067,990
TCC International Holdings Limited	121,000	22,317
The Siam Cement PCL	102,934	1,286,675

60

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Shares	Value
Construction Materials (continued)
Titan Cement Company SA	8,513	$152,905
UltraTech Cement Limited	22,119	929,509
UltraTech Cement Limited GDR	1,352	56,815
Vicat SA	887	54,337
Vulcan Materials Company	79,000	8,110,930
		39,439,424

Containers & Packaging : 0.50%
Amcor Limited	200,297	1,958,437
AptarGroup Incorporated	80,882	6,024,091
Avery Dennison Corporation	52,900	3,489,284
Bemis Company Incorporated	132,914	6,262,908
BillerudKorsnas AB	28,295	540,803
CCL Industries Incorporated Class B	1,924	319,521
DS Smith plc	99,241	620,287
FP Corporation	6,600	250,650
Fuji Seal International Incorporated	4,300	135,008
Huhtamaki Oyj	10,786	390,881
La Seda De Barcelona SA †(a)	482	0
Mayr-Melnhof Karton AG	610	68,059
Orora Limited	243,074	393,772
Owens-Illinois Incorporated †	219,000	4,224,510
Packaging Corporation of America	57,700	3,923,023
Rengo Company Limited	50,000	221,771
Rexam plc	67,076	585,429
RPC Group plc	23,684	272,879
Smurfit Kappa Group plc	16,584	453,114
Sonoco Products Company	137,639	6,031,341
Toyo Seikan Kaisha Limited	32,700	643,640
WestRock Company	157,505	7,974,478
		44,783,886

Metals & Mining : 1.23%
Acerinox SA	8,018	86,239
African Minerals Limited «†(a)	22,055	0
Agnico-Eagle Mines Limited	19,266	511,856
Aichi Steel Corporation	18,000	79,984
Alacer Gold Corporation †	17,005	32,725
Alamos Gold Incorporated Class A	24,548	74,630
Alcoa Incorporated	776,800	7,270,848
Allegheny Technologies Incorporated	148,500	1,881,495
Alumina Limited	478,202	389,065
Anglo American Platinum Limited †	11,072	153,182
Anglo American plc	133,132	819,384
Anglogold Ashanti Limited †	103,958	656,713
Antofagasta plc	33,519	256,201
ArcelorMittal	92,503	453,681
Asahi Holdings Incorporated	8,000	126,271
B2Gold Corporation †	55,517	60,695
Barrick Gold Corporation—Toronto Exchange	107,200	789,079
Bekaert SA	3,186	90,264
BHP Billiton Limited	487,146	6,373,181
BHP Billiton plc	191,237	2,295,246
BlueScope Steel Limited	113,681	342,833
Boliden AB	25,134	461,944
Centerra Gold Incorporated	13,776	74,891
China Metal Recycling Holdings Limited †(a)	68,664	0
China Rare Earth Holdings Limited †	60	5
China Steel Corporation	3,740,348	2,079,754
Chung Hung Steel Corporation †	954	122
Cia Vale do Rio Doce	502,846	1,711,678
Commercial Metals Company	157,505	2,329,499
Daido Steel Company Limited	74,000	312,591
Delong Holdings Limited †	7,000	462
Detour Gold Corporation †	15,148	157,781

61

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Metals & Mining (continued)
Dominion Diamond Corporation	10,250	$84,582
Dongkuk Steel Mill Company Limited †	6,732	38,077
Dowa Mining Company Limited	49,000	376,954
El Ezz Aldekhela Steel Alexandria †	164	6,284
El Ezz Steel Company †	15,612	16,070
Eldorado Gold Corporation	67,207	205,831
Eregli Demir Ve Celik Fabrikalari Tas	657,512	848,621
Feng Hsin Iron & Steel Company	115,690	132,376
First Majestic Silver Corporation †	10,800	36,069
First Quantum Minerals Limited	56,722	206,424
Fortescue Metals Group Limited «	312,131	442,437
Franco-Nevada Corporation	13,507	649,230
Freeport-McMoRan Incorporated	683,900	5,594,302
Fresnillo plc	15,690	168,959
G-Resources Group Limited	6,447,000	133,872
Glencore International plc	1,001,463	1,458,679
Goldcorp Incorporated	77,180	912,555
Grupo Mexico SAB de CV Class B	1,380,356	3,013,291
Hindalco Industries Limited	159,435	184,299
Hindalco Industries Limited GDR 144A	47,917	55,392
Hindustan Zinc Limited	43,032	92,707
Hitachi Metals Limited	32,000	414,882
Hudbay Minerals Incorporated	14,987	66,549
Hyundai Steel Company	13,240	580,797
IAMGOLD Corporation †	35,249	53,845
Iluka Resources Limited	79,595	330,988
Independence Group NL	42,669	74,677
Industrias Penoles SAB de CV	28,068	352,072
JFE Holdings Incorporated	94,592	1,492,264
JSW Steel Limited	25,023	338,696
KGHM Polska Miedz SA	48,720	871,669
Kinross Gold Corporation †	113,307	221,447
Kobe Steel Limited	556,000	650,398
Korea Zinc Company Limited	2,063	810,557
Koza Altin Isletmeleri AS	13,742	55,661
Kurimoto Limited	22,000	40,211
Kyoei Steel Limited	5,200	91,327
Labrador Iron Ore Royalty Company	2,785	26,798
Lundin Mining Corporation †	45,155	123,416
Maruichi Steel Tube Limited	15,900	440,447
Mercator Minerals Limited †(a)	33,385	0
Midas Holdings Limited	65,000	14,055
Mitsubishi Materials Corporation	213,000	752,681
Mitsubishi Steel Manufacturing Company Limited	27,000	54,833
Mitsui Mining & Smelting Company Limited	112,000	215,630
MMC Norilsk Nickel PJSC	187,999	2,542,686
Mongolian Mining Corporation †	408,750	10,438
Mytilineos Holdings SA	1,209	5,327
Neturen Company Limited	6,900	53,418
Nevsun Resources Limited	18,400	50,290
New Gold Incorporated †	45,386	99,918
Newcrest Mining Limited †	120,892	953,852
Newmont Mining Corporation	311,564	5,735,893
Nippon Denko Company Limited	10,000	18,440
Nippon Light Metal Holdings Company Limited	103,200	184,435
Nippon Steel Corporation	148,600	2,984,675
Nisshin Steel Holdings Company Limited	17,264	188,908
Nittetsu Mining Company Limited	12,000	57,319
NMDC Limited	207,319	295,326
Norddeutsche Affinerie AG	3,804	237,007
Norsk Hydro ASA	97,893	378,481
Northern Dynasty Minerals †	2,200	659
NovaCopper Incorporated †	2,136	736
NovaGold Resources Incorporated †	12,820	48,191
Novolipet Steel GDR Register Shares	18,613	196,367
Nucor Corporation	192,200	7,966,690
Nyrstar Strip Voter-Verified Paper Record †(a)	3,073	0
OSAKA Titanium Technologies Company	3,700	90,171
Osisko Gold Royalties Limited	3,915	41,511

62

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Shares	Value
Metals & Mining (continued)
Outokumpu Oyj «†	8,348	$25,913
OZ Minerals Limited	56,980	165,656
Pacific Metals Company Limited †	27,000	70,845
Pan American Silver Corporation	16,145	112,312
Petropavlovsk plc †	9,120	780
Philex Mining Corporation	24	3
POSCO	12,853	1,875,702
PT Aneka Tambang Tbk †	186	4
Randgold Resources Limited	8,688	528,895
Real Gold Mining Limited †(a)	41,000	0
Regis Resources Limited	88,984	125,167
Reliance Steel & Aluminum Company	100,300	5,898,643
Rio Tinto Limited	71,120	2,361,335
Rio Tinto plc	117,359	3,903,618
Royal Gold Incorporated	83,685	3,008,476
Salzgitter AG	2,771	68,157
Sandfire Resources NL	24,651	93,773
Sanyo Special Steel Company Limited	26,000	121,657
Semafo Incorporated †	21,405	50,489
Silver Standard Resources Incorporated †	5,023	26,404
Silver Wheaton Corporation	32,641	428,956
Sims Group Limited	28,188	137,603
Sociedad Minera Cerro Verde SA †	3,244	54,499
South32 Limited—Athens Exchange †	525,142	451,942
South32 Limited—London Exchange †	191,237	163,452
Southern Copper Corporation «	55,608	1,430,794
SSAB Svenskt Stal AB Class A «†	20,546	71,072
SSAB Svenskt Stal AB Class B †	4,150	12,276
Steel Authority of India Limited	105,948	72,640
Steel Dynamics Incorporated	329,600	5,731,744
Straits Resources Limited †	76,749	222
Sumitomo Metal Mining Company Limited	90,000	1,014,785
Talvivaara Mining Company plc †(a)	152,775	0
Tata Steel Limited	48,920	168,510
Teck Resources Limited Class B	45,708	194,407
Thyssenkrupp AG	36,326	773,170
Toho Titanium Company Limited	7,700	77,563
Toho Zinc Company Limited	26,000	65,686
Tokyo Steel Manufacturing Company Limited	16,100	99,268
Ton Yi Industrial Corporation	243,350	110,336
Topy Industries Limited	36,000	85,979
Trans Hex Group Limited	3,465	652
Turquoise Hill Resources Limited †	57,728	152,160
UACJ Corporation	44,000	105,800
United States Steel Corporation «	199,100	1,606,737
Vedanta Limited	301,698	407,137
Viohalco SA †	1,430	3,096
Voestalpine AG	9,874	321,317
Worthington Industries Incorporated	64,239	1,976,634
Yamana Gold Incorporated	78,246	165,228
Yamato Kogyo Company Limited	10,800	278,115
Yieh Phui Enterprise	14,220	3,158
Yodogawa Steel Works Limited	6,200	126,367
Young Poong Corporation	239	232,385
		109,705,467

Paper & Forest Products : 0.19%
Canfor Corporation †	8,208	128,026
Compania Manufacturera De Papeles y Cartones SA	458,328	960,964
Daio Paper Corporation «	22,000	208,205
Domtar Corporation	85,600	3,517,304
Fibria Celulose SA	78,215	1,156,951
Hokuetsu Paper Mills Limited	29,500	194,350
Holmen AB Class B	6,246	197,510
International Paper Company	47,100	1,970,193
Kapstone Paper & Packaging Corporation	117,800	2,859,006
Mitsubishi Paper Mills Limited †	65,000	46,994

63

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Paper & Forest Products (continued)
Mondi Limited	35,625	$809,966
Mondi plc	33,273	773,736
Nippon Paper Industries Company Limited	22,300	359,046
OJI Paper Company Limited	161,000	698,408
Stella-Jones Incorporated	9,800	377,925
Stora Enso Oyj	69,844	689,971
Tokushu Tokai Holdings Company Limited	24,000	74,281
UPM-Kymmene Oyj	55,974	1,068,647
West Fraser Timber Company Limited	6,150	252,456
Yuen Foong Yu Paper Manufacturing Company Limited	433,565	140,794
		16,484,733

Telecommunication Services : 2.53%
Diversified Telecommunication Services : 1.46%
AT&T Incorporated	750,777	25,278,662
BCE Incorporated	28,401	1,222,427
Belgacom SA	15,466	510,889
Bezeq Israeli Telecommunication Corporation Limited	178,458	384,430
BT Group plc	744,065	5,563,395
Cable & Wireless Communication plc	241,619	275,656
Cellnex Telecom SAU	24,087	437,598
CenturyLink Incorporated	338,660	9,120,114
China Telecom Corporation Limited H Shares	4,440,000	2,176,064
China Unicom Limited	1,731,688	2,144,104
Chorus Limited †	60,850	123,969
Chunghwa Telecom Company Limited	1,185,602	3,624,872
Citic 1616 Holdings Limited	481	185
Deutsche Telekom AG	282,457	5,209,093
Elisa Oyj	17,138	638,458
Frontier Communications Corporation «	719,341	3,589,512
Hellenic Telecommunications Organization SA	66,898	647,439
Hong Kong Telecommunications Trust & Hong Kong Trust Limited	715,364	906,032
Hutchison Telecommunications Hong Kong Holdings Limited	196,000	68,253
Iliad SA	1,823	406,598
Inmarsat plc	40,614	682,031
KT Corporation †	20,261	523,999
Level 3 Communications Incorporated †	171,181	8,701,130
LG Telecom Limited	33,879	311,568
Manitoba Telecom Services Incorporated	5,945	134,841
Nippon Telegraph & Telephone Corporation	117,400	4,353,623
Ooredoo QSC	33,164	601,003
Orange Polska SA	132,850	222,236
Orange SA	204,770	3,539,481
PCCW Limited	819,477	495,695
PT Telekomunikasi Indonesia Persero Tbk	15,507,084	3,284,117
PT Xl Axiata Tbk †	521,500	130,422
Rostelecom Sponsored ADR	3,611	28,782
Royal KPN NV	274,617	1,044,818
Singapore Telecommunications Limited	1,162,100	3,155,395
Spark New Zealand Limited	198,250	435,211
Swisscom AG	2,129	1,049,135
Taicom PCL	188,600	131,031
TalkTalk Telecom Group plc «	57,843	209,081
TDC AS	101,735	534,390
Telecom Egypt Company	36,313	28,846
Telecom Italia SpA «†	885,010	1,144,510
Telecom Italia SpA RSP	592,709	682,587
Telecom Malaysia Bhd	653,250	997,340
Telefonica Brasil SA	8,717	72,683
Telefonica Deutschland Holding AG	91,645	515,219
Telefonica SA	375,162	4,627,705
Telenor ASA	70,077	1,221,633
TeliaSonera AB	284,399	1,395,941
Telstra Corporation Limited	677,674	2,626,904
Telus Corporation	19,486	619,256
Tiscali SpA †	588	37
TPG Telecom Limited	71,200	531,911

64

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Shares	Value
Diversified Telecommunication Services (continued)
True Corporation PCL †	2,296,967	$541,556
TT&T PCL †(a)	270,800	0
Turk Telekomunikasyon AS	117,421	241,835
Verizon Communications Incorporated	495,797	22,533,974
		129,677,676

Wireless Telecommunication Services : 1.07%
Advanced Info Service PCL—Foreign Register	353,800	1,969,395
America Movil SAB de CV Class L	9,302,336	7,558,244
Axiata Group Bhd	922,734	1,326,538
Bharti Airtel Limited	447,901	2,246,729
Bharti Infratel Limited	191,564	1,105,326
China Mobile Limited	1,639,000	18,623,439
Digi.com Bhd	901,400	1,056,989
Drillisch AG	7,270	325,295
Empresa Nacional de Telecomunicaciones SA	22,604	206,428
Far Eastone Telecommunications Company Limited	553,722	1,165,391
Freenet AG	9,566	322,008
Global Telecom Holding †	313,006	63,960
Globe Telecom Incorporated	8,330	353,415
Idea Cellular Limited	292,014	619,470
Intouch Holdings PCL	282,100	519,492
Intouch Holdings PCL Class F	137,100	254,385
KDDI Corporation	281,800	7,000,361
M1 Limited	94,400	188,057
Maxis Bhd	514,200	791,077
MegaFon OAO	49,841	755,091
Millicom International Cellular SA	6,159	362,261
Mobile Telesystems ADR	144,012	1,015,285
MTN Group Limited	468,308	4,702,517
NTT DOCOMO Incorporated	218,400	4,130,262
Okinawa Cellular Telephone Company	2,400	61,219
Orascom Telecom Media & Technology Holding SAE †	313,006	21,586
Philippine Long Distance Telephone Company	24,955	1,085,230
PT Indonesian Satellite Corporation Tbk †	241,500	97,752
Reliance Communications Limited	442,880	503,643
Reliance Communications Limited GDR †144A	32,828	37,332
Rogers Communications Incorporated Class B	35,000	1,349,994
SBA Communications Corporation Class A †	75,698	7,960,402
SK Telecom Company Limited	6,460	1,305,332
SmarTone Telecommunications Holding Limited	52,289	77,960
SoftBank Group Corporation	150,145	7,973,175
Sprint Corporation «†	113,174	413,085
StarHub Limited	109,000	280,508
Taiwan Mobile Company Limited	554,202	1,674,049
Tele2 AB Class B	29,579	301,155
Telephone & Data Systems Incorporated	128,176	3,626,099
Tim Participacoes SA	177,415	350,795
Total Access Communication PCL	81,100	108,616
Total Access Communication PCL Non-voting	111,100	141,820
Turkcell Iletisim Hizmetleri AS	272,349	1,037,698
VimpelCom Limited ADR «	49,963	179,867
Vodacom Group Proprietary Limited «	171,634	1,733,437
Vodafone Group plc	2,355,466	7,955,414
Vodafone Qatar	126,716	425,872
		95,363,455

Utilities : 3.89%
Electric Utilities : 1.61%
Acciona SA	2,541	211,527
ALLETE Incorporated	61,932	3,155,435
American Electric Power Company Incorporated	57,180	3,202,652
AusNet Services	345,518	376,067
CEZ AS	55,424	1,006,943

65

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Shares	Value
Electric Utilities (continued)
Cheung Kong Infrastructure Holdings Limited	104,000	$910,769
Chubu Electric Power Company Incorporated	118,800	1,639,170
Cleco Corporation	82,296	4,123,853
CLP Holdings Limited	308,000	2,574,132
Contact Energy Limited	167,998	550,712
Duke Energy Corporation	82,021	5,557,743
Edison International	39,968	2,372,500
El Paso Electric Company	54,000	2,087,100
Electricite de France SA «	26,434	393,936
Emera Incorporated	12,523	399,569
Endesa SA	29,051	600,985
Enea SA	23,564	67,175
Enel SpA	620,103	2,734,678
Energa SA	97,841	330,491
Energias de Portugal SA	245,535	818,470
Enersis SA	5,359,575	1,314,459
Entergy Corporation	109,646	7,305,713
Eversource Energy	190,783	9,720,394
Exelon Corporation	109,271	2,984,191
FirstEnergy Corporation	258,046	8,100,064
Fortis Incorporated	25,374	700,732
Fortum Oyj	40,768	595,275
Great Plains Energy Incorporated	209,946	5,666,443
Hawaiian Electric Industries Incorporated	146,177	4,177,739
HK Electric Investments Limited «144A	614,500	489,796
Hokkaido Electric Power Company Incorporated †	37,200	335,132
Hokuriku Electric Power Company	36,400	497,654
Iberdrola SA	526,847	3,691,080
IDACORP Incorporated	68,559	4,664,754
Infratil Limited	115,574	233,555
Kansai Electric Power Company Incorporated †	132,400	1,484,257
Korea Electric Power Corporation	41,924	1,772,099
Kyushu Electric Power Company Incorporated †	76,900	806,482
Manila Electric Company	106,140	688,537
Nextera Energy Incorporated	54,811	5,473,426
OGE Energy Corporation	114,596	2,992,102
Pepco Holdings Incorporated	147,288	3,780,883
Pinnacle West Capital Corporation	64,604	4,093,309
PNM Resources Incorporated	108,337	3,141,773
Polska Grupa Energetyczna SA	252,746	829,342
Portland General Electric Company	121,035	4,468,612
Power Assets Holdings Limited	203,605	1,818,500
Power Grid Corporation of India Limited	426,776	871,416
PPL Corporation	83,366	2,837,779
Public Power Corporation SA	10,093	55,345
Red Electrica Corporacion SA	10,670	915,399
Scottish & Southern Energy plc	99,473	2,148,364
Shikoku Electric Power Company Incorporated	32,900	471,184
Spark Infrastructure Group	222,795	306,138
Tata Power Company Limited	384,258	385,094
Tauron Polska Energia SA	210,484	147,926
Tenaga Nasional Bhd	752,837	2,358,795
Terna SpA «	126,682	623,722
The Chugoku Electric Power Company Incorporated	50,000	640,536
The Okinawa Electric Power Company Incorporated	3,900	90,419
The Southern Company	112,145	4,994,938
Tohoku Electric Power Company Incorporated	81,600	958,518
Tokyo Electric Power Company Incorporated †	127,300	779,725
Trustpower Limited	3,817	18,844
UIL Holdings Corporation	77,100	3,920,535
Westar Energy Incorporated	85,613	3,653,963
Xcel Energy Incorporated	57,438	2,048,239
		143,167,089

Gas Utilities : 0.67%
AGL Resources Incorporated	70,169	4,390,474
APA Group	176,480	1,135,910
Atmos Energy Corporation	58,766	3,661,709

66

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Shares	Value
Gas Utilities (continued)
Aygaz AS	12,972	$47,645
China Gas Holdings Limited	654,000	929,532
China Resources Gas Group Limited	210,000	586,384
Enagas SA	21,486	640,396
ENN Energy Holdings Limited	136,000	689,345
Gail India Limited	63,415	347,353
Gas Natural SDG SA	33,541	725,588
Hong Kong & China Gas Company Limited	1,139,366	2,236,572
Infraestructura Energetica Nova SAB de CV	107,712	471,891
Korea Gas Corporation	5,695	188,596
National Fuel Gas Company	115,400	5,276,088
New Jersey Resources Corporation	116,300	3,494,815
ONE Gas Incorporated	67,217	3,276,829
Osaka Gas Company Limited	338,000	1,255,076
Petronas Gas Bhd	166,800	896,589
Piedmont Natural Gas Company	107,872	6,272,757
PT Perusahaan Gas Negara Persero Tbk	2,360,000	452,895
Questar Corporation	239,303	4,534,792
Rubis SCA	5,279	419,709
Saibu Gas Company Limited	65,000	146,263
Shizuoka Gas Company Limited	11,500	77,912
Snam SpA	230,938	1,173,628
South Jersey Industries Incorporated	93,200	2,139,872
Southwest Gas Corporation	64,307	3,606,337
Superior Plus Corporation «	9,992	77,440
Toho Gas Company Limited	93,000	577,945
Tokyo Gas Company Limited	364,000	1,738,980
Towngas China Company Limited	127,000	76,657
UGI Corporation	99,958	3,465,544
WGL Holdings Incorporated	67,611	4,168,894
		59,180,417

Independent Power & Renewable Electricity Producers : 0.25%
Aboitiz Power Corporation	386,100	344,001
AES Corporation	420,400	4,199,796
AES Gener SA	472,711	206,805
Algonquin Power & Utilities Corporation	41,900	324,419
Calpine Corporation †	196,300	2,901,314
Capital Power Corporation	7,700	97,155
China Longyuan Power Group Corporation H Shares	1,165,000	969,149
China Power International Development Limited	969,000	516,153
China Renewable Energy Investment Limited †	15,871	493
China Resources Power Holdings Company	617,185	1,162,180
Colbun SA	1,637,920	413,692
Drax Group plc	35,738	121,160
EDP Renovaveis SA	9,632	66,678
Electric Power Development Company Limited	27,700	885,455
Electricity Generating PCL	111,800	481,950
Empresa Nacional de Electricidad SA	1,148,063	1,358,742
Enel Green Power SpA	152,321	321,708
Etrion Corporation †	2,567	583
Glow Energy PCL	209,800	482,938
Huaneng Power International Incorporated H Shares	1,186,000	1,034,038
Malakoff Corporation Bhd	1,131,300	416,543
Neyveli Lignite Corporation Limited	4,901	6,073
NHPC Limited	186,049	53,452
Northland Power Incorporated «	23,700	323,347
NRG Energy Incorporated	186,589	2,306,240
NTPC Limited	682,862	1,341,034
PNOC Energy Development Corporation	1,562,250	205,472
Ratchaburi Electricity Generating Holding PCL ADR	20,700	30,033
Talen Energy Corporation †	87,512	681,718
Tractebel Energia SA	78,129	675,678
Transalta Corporation «	24,700	99,322
		22,027,321

67

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name		Shares	Value
Multi-Utilities : 1.15%
A2A SpA		134,739	$189,337
AGL Energy Limited		109,173	1,306,688
Alliant Energy Corporation		69,518	4,184,288
Ameren Corporation		148,162	6,483,569
ATCO Limited Class I «		8,258	223,107
Avista Corporation		84,620	2,928,698
Black Hills Corporation «		61,042	2,619,923
Canadian Utilities Limited Class A		11,598	283,295
CenterPoint Energy Incorporated		251,210	4,258,010
Centrica plc		513,840	1,687,863
CMS Energy Corporation		170,221	5,961,139
Consolidated Edison Incorporated		33,215	2,064,312
Dominion Resources Incorporated		73,345	4,941,253
DTE Energy Company		107,981	8,691,391
Duet Group		354,371	602,261
E.ON SE		187,516	1,782,287
Engie SA		147,526	2,570,272
Hera SpA		43,571	110,484
Just Energy Group Incorporated «		8,403	58,707
Keppel Infrastructure Trust		56,761	20,523
MDU Resources Group Incorporated		265,803	4,630,288
National Grid plc		359,866	5,017,779
NiSource Incorporated		184,287	3,536,468
Northwestern Corporation		64,317	3,507,206
PG&E Corporation		56,765	2,993,218
Public Service Enterprise Group Incorporated		57,702	2,256,148
RWE AG		45,697	525,782
SCANA Corporation		87,957	5,201,777
Sempra Energy		27,179	2,696,972
Suez Environnement Company SA		28,095	532,675
TECO Energy Incorporated		144,664	3,807,556
Vector Limited		28,886	58,944
Vectren Corporation		112,519	4,789,934
Veolia Environnement SA		45,364	1,087,516
WEC Energy Group Incorporated		189,888	9,365,276
YTL Corporation Bhd		1,978,309	733,051
YTL Power International Bhd		1,409,368	512,317
			102,220,314

Water Utilities : 0.21%
Aguas Andinas SA Class A		613,482	309,914
American Water Works Company Incorporated		111,178	6,421,641
Aqua America Incorporated		240,712	7,064,897
Beijing Enterprises Water Group Limited		1,732,000	1,353,710
Guangdong Investment Limited		804,000	1,097,101
Hyflux Limited		81,500	35,245
Pennon Group plc		35,570	467,683
Severn Trent plc		25,380	860,822
United Utilities Group plc		65,169	948,629
			18,559,642

Total Common Stocks (Cost $6,632,966,324)			8,600,683,501

	Dividend yield
Preferred Stocks : 0.34%
Consumer Discretionary : 0.05%
Automobiles : 0.04%
Bayerische Motoren Werke AG ±	3.96%	4,593	385,064
Hyundai Motor Company ±	3.82	2,744	263,015
Hyundai Motor Company ±	3.85	4,236	407,853
Porsche AG ±	4.39	14,496	760,886

68

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Dividend yield	Shares	Value
Automobiles (continued)
Volkswagen AG ±	3.96%	13,751	$1,911,239
			3,728,057

Multiline Retail : 0.01%
Lojas Americanas SA ±	1.31	196,650	876,259
Consumer Staples : 0.02%
Beverages : 0.00%
ITO EN Limited ±	2.79	4,600	68,757
Household Products : 0.02%
Henkel AG & Company KGaA ±	1.23	17,027	1,933,911
Energy : 0.05%
Oil, Gas & Consumable Fuels : 0.05%
Petroleo Brasileiro SA †	0.00	1,282,258	2,541,980
Surgutneftegaz SP ADR ±	20.22	269,016	1,700,181
			4,242,161
Financials : 0.14%
Banks : 0.14%
Banco Bradesco SA ±	7.19	773,740	4,223,672
Banco Itau Holding Financeira SA ±	5.89	798,185	5,733,151
Itausa Investimentos Itau SA ±	5.68	1,013,403	1,898,985
Shinkin Central Bank Class A ±	2.94	138	252,234
			12,108,042
Health Care : 0.00%
Life Sciences Tools & Services : 0.00%
Valneva SE †	0.00	612	226
Industrials : 0.00%
Aerospace & Defense : 0.00%
Rolls Royce Holdings plc †(a)	0.00	16,829,963	25,348
Information Technology : 0.04%
Technology Hardware, Storage & Peripherals : 0.04%
Samsung Electronics Company Limited ±	1.97	3,621	3,426,982
Materials : 0.03%
Chemicals : 0.01%
Fuchs Petrolub AG ±	1.83	6,432	304,619
LG Chem Limited ±	1.90	846	164,006
Sociedad Quimica y Minera de Chile SA Class B ±	2.86	12,021	203,493
			672,118
Metals & Mining : 0.02%
Vale SA ±	10.72	553,330	1,520,263
Telecommunication Services : 0.01%
Diversified Telecommunication Services : 0.01%
Telefonica Brasil SA ±	13.12	131,152	1,254,232

69

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Diversified Stock Portfolio

Security name	Dividend yield		Shares	Value
Utilities : 0.00%
Multi-Utilities : 0.00%
RWE AG ±	11.92%		3,735	$34,008

Total Preferred Stocks (Cost $58,208,380)				29,890,364

		Expiration date
Rights : 0.00%
Financials : 0.00%
Banks : 0.00%
Hong Leong Bank Bhd †		12-14-2015	15,641	9,721
RHB Capital Bhd †		12-8-2015	39,590	5,246
Standard Chartered plc †		12-10-2015	55,293	75,782
				90,749

Capital Markets : 0.00%
Credit Suisse Group AG †		12-3-2015	132,898	81,378

Health Care : 0.00%
Biotechnology : 0.00%
Intercell AG †(a)		12-1-2015	1,885	0

Industrials : 0.00%
Professional Services : 0.00%
ALS Limited †(a)		12-14-2015	17,755	4,623

Transportation Infrastructure : 0.00%
China Resources and Transportation Group Limited †		12-1-2015	520,000	3,018
Transurban Group †		12-15-2015	16,685	7,240
				10,258

Materials : 0.00%
Chemicals : 0.00%
SK Chemicals Company Limited †(a)		12-4-2015	516	6,194

Telecommunication Services : 0.00%
Diversified Telecommunication Services : 0.00%
Telefonica SA †		12-2-2015	400,798	145,248

Utilities : 0.00%
Electric Utilities : 0.00%
Spark Infrastructure Group †(a)		12-15-2015	32,763	474

Total Rights (Cost $233,267)				338,924

Warrants : 0.00%
Consumer Discretionary : 0.00%
Automobiles : 0.00%
Peugeot SA †		4-29-2017	32,389	124,905

Hotels, Restaurants & Leisure : 0.00%
Minor International PCL †		11-3-2017	5,790	856

Media : 0.00%
Seat Pagine Gialle SpA †		4-29-2016	147	0

70

Wells Fargo Diversified Stock Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name			Expiration date	Shares	Value
Media (continued)
Yellow Pages Limited †			12-20-2022	128	$313
					313

Energy : 0.00%
Energy Equipment & Services : 0.00%
KNM Group Bhd †			11-15-2017	47,262	1,164

Oil, Gas & Consumable Fuels : 0.00%
Maurel et Prom SA †			12-31-2015	3,641	4

Industrials : 0.00%
Industrial Conglomerates : 0.00%
Discount Investment Corporation †			12-21-2015	303	48
Discount Investment Corporation †			12-21-2016	276	92
Discount Investment Corporation †			12-21-2017	276	101
Discount Investment Corporation †			12-21-2018	276	110
					351

Total Warrants (Cost $112,266)					127,593

		Yield
Short-Term Investments : 4.81%
Investment Companies : 4.81%
Securities Lending Cash Investments, LLC (l)(r)(u)		0.18%		277,032,296	277,032,296
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.17		150,397,761	150,397,761
Total Short-Term Investments (Cost $427,430,057)					427,430,057

Total investments in securities (Cost $7,118,950,294)*	101.96%				9,058,470,439
Other assets and liabilities, net	(1.96)				(174,338,857)

Total net assets	100.00%				$8,884,131,582

«	All or a portion of this security is on loan.
†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $7,192,359,548 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,561,028,284
Gross unrealized losses	(694,917,393)

Net unrealized gains	$1,866,110,891

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
LLC	Limited liability company
PCL	Public Company Limited
plc	Public limited company
REIT	Real estate investment trust

71

Wells Fargo Diversified Stock Portfolio (the “Portfolio”)

Notes to Portfolio of investments –November 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2015, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.
Futures contracts

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$1,193,195,389	$5,716,690	$939	$1,198,913,018
Consumer staples	607,784,629	0	0	607,784,629
Energy	465,332,586	1,729,986	0	467,062,572
Financials	1,960,629,417	108,806	0	1,960,738,223
Health care	947,471,071	0	9,157	947,480,228
Industrials	949,406,989	18,879	589,566	950,015,434
Information technology	1,478,876,870	1	0	1,478,876,871
Materials	419,331,079	285,533	0	419,616,612
Telecommunication services	224,355,761	685,370	0	225,041,131
Utilities	345,154,783	0	0	345,154,783
Preferred stocks

Consumer discretionary	4,604,316	0	0	4,604,316
Consumer staples	2,002,668	0	0	2,002,668
Energy	4,242,161	0	0	4,242,161
Financials	12,108,042	0	0	12,108,042
Health care	226	0	0	226
Industrials	0	25,348	0	25,348
Information technology	3,426,982	0	0	3,426,982
Materials	2,192,381	0	0	2,192,381
Telecommunication services	1,254,232	0	0	1,254,232
Utilities	34,008	0	0	34,008
Rights
Financials	0	172,127	0	172,127
Health care	0	0	0	0
Industrials	0	14,881	0	14,881
Materials	0	6,194	0	6,194
Telecommunication services	0	145,248	0	145,248
Utilities	0	474	0	474
Warrants
Consumer discretionary	0	126,074	0	126,074
Energy	0	1,168	0	1,168
Industrials	0	351	0	351
Short-term investments
Investment companies	150,397,761	277,032,296	0	427,430,057

Total assets	$8,771,801,351	$286,069,426	$599,662	$9,058,470,439

Liabilities
Futures contracts	$514,470	$0	$0	$514,470

Total liabilities	$514,470	$0	$0	$514,470

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2015, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Portfolio or which the Portfolio has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Portfolio at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo & Company	572,284	64,600	65,900	570,984	$31,461,218

Derivative transactions

For the nine months ended November 30, 2015, the Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

At November 30, 2015, the Portfolio had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at November 30, 2015	Unrealized gains (losses)
12-18-2015	UBS	26 Long	MSCI EAFE Index	$2,267,200	$60,970
12-18-2015	UBS	579 Long	MSCI Emerging Markets Index	23,739,000	266,340
12-18-2015	UBS	379 Long	Russell 2000 Index	45,324,610	689,860
12-18-2015	UBS	277 Long	S&P 500 E-Mini Index	28,805,230	(120,520)
12-18-2015	UBS	164 Long	S&P Midcap 400 Index	23,945,640	45,590

As of November 30, 2015, the Portfolio had segregated $8,028,859 as cash collateral for open futures contracts.

Wells Fargo Short-Term Investment Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 32.63%
Agricultural Bank of China ±	0.42%	9-2-2016	$3,000,000	$3,000,000
Australia & New Zealand Banking Group (London)	0.11	12-1-2015	16,000,000	16,000,000
Bank of Montreal	0.14	12-2-2015	5,000,000	5,000,000
Bank of Montreal	0.14	12-4-2015	4,000,000	3,999,960
Bank of Montreal	0.14	12-7-2015	4,000,000	4,000,000
Bank of Montreal ±	0.43	4-26-2016	6,000,000	5,999,340
Bank of Nova Scotia ±	0.33	12-21-2015	1,000,000	999,970
Bank of Nova Scotia ±	0.36	1-8-2016	3,000,000	2,999,820
Bank of Nova Scotia ±	0.55	1-8-2016	2,000,000	1,999,820
Canadian Imperial Bank of Commerce	0.06	12-1-2015	15,000,000	15,000,000
Cooperatieve Centrale ±	0.44	7-12-2016	2,000,000	1,999,900
Credit Agricole SA	0.08	12-1-2015	25,000,000	25,000,000
Credit Industriel et Commercial (New York)	0.07	12-1-2015	16,000,000	16,000,000
Dexia Credit Local SA (New York) ±	0.37	5-11-2016	4,000,000	3,999,652
Dexia Credit Local SA (New York) ±	0.38	4-18-2016	3,000,000	2,999,766
DG Bank (New York)	0.38	1-25-2016	3,000,000	3,000,630
DG Bank (New York)	0.41	2-8-2016	5,000,000	5,001,250
DNB Nor Bank ASA	0.05	12-1-2015	15,000,000	15,000,000
HSBC Bank plc	0.08	12-1-2015	8,000,000	8,000,000
HSBC Bank plc ±	0.35	1-5-2016	3,000,000	2,999,820
HSBC Bank plc ±	0.35	1-15-2016	5,000,000	4,999,900
HSBC Bank plc ±	0.35	2-9-2016	3,000,000	2,999,880
HSBC Bank plc ±	0.36	1-11-2016	2,000,000	1,999,880
Mitsubishi UFJ Trust & Banking Corporation	0.31	2-3-2016	4,000,000	3,999,800
Mizuho Corporate Bank (London) (z)	0.36	1-26-2016	7,000,000	6,996,083
National Bank of Canada	0.48	1-13-2016	4,000,000	4,001,254
Norinchukin Bank	0.21	12-1-2015	5,000,000	5,000,000
Norinchukin Bank	0.28	12-9-2015	5,000,000	5,000,150
Norinchukin Bank	0.30	2-2-2016	5,000,000	4,999,650
Oversea Chinese Banking Corporation ±	0.35	1-14-2016	7,000,000	6,999,650
Royal Bank of Canada ±	0.37	3-18-2016	2,000,000	1,999,840
Royal Bank of Canada ±	0.56	12-16-2015	2,000,000	2,000,018
Skandinaviska Enskilda Banken AG	0.06	12-1-2015	15,000,000	15,000,000
Skandinaviska Enskilda Banken AG	0.29	12-16-2015	1,000,000	1,000,090
Societe Generale ±	0.31	1-26-2016	6,000,000	5,999,580
Standard Chartered Bank ±	0.43	2-29-2016	3,000,000	2,999,730
Standard Chartered Bank ±	0.38	1-11-2016	3,000,000	2,999,940
Standard Chartered Bank ±	0.38	2-8-2016	3,000,000	2,999,880
Standard Chartered Bank ±	0.39	2-16-2016	5,000,000	4,999,750
Standard Chartered Bank ±	0.39	3-11-2016	2,000,000	1,999,880
State Street Bank & Trust Company ±	0.36	3-9-2016	2,000,000	1,999,880
State Street Bank & Trust Company ±	0.37	2-11-2016	4,000,000	3,999,800
State Street Bank & Trust Company ±	0.38	3-24-2016	2,000,000	1,999,880
State Street Bank & Trust Company ±	0.41	4-11-2016	3,000,000	2,999,730
Sumitomo Mitsui Banking Corporation	0.33	12-1-2015	1,000,000	1,000,010
Sumitomo Mitsui Banking Corporation	0.33	12-2-2015	2,000,000	2,000,020
Sumitomo Mitsui Banking Corporation	0.35	12-17-2015	5,000,000	5,000,450
Sumitomo Mitsui Banking Corporation	0.36	1-6-2016	2,000,000	2,000,260
Sumitomo Mitsui Banking Corporation	0.42	2-17-2016	2,000,000	2,000,040
Sumitomo Trust & Banking Corporation	0.30	12-31-2015	2,000,000	2,000,140
Sumitomo Trust & Banking Corporation	0.30	1-5-2016	3,000,000	3,000,210
Sumitomo Trust & Banking Corporation	0.30	1-8-2016	3,000,000	3,000,180
Sumitomo Trust & Banking Corporation	0.41	2-19-2016	3,000,000	2,999,940
Svenska Handelsbanken ±	0.29	12-9-2015	4,000,000	3,999,960
Svenska Handelsbanken ±	0.35	1-19-2016	8,000,000	7,999,600
Svenska Handlesbanken	0.06	12-1-2015	14,000,000	14,000,000
Toronto-Dominion Bank ±	0.30	4-1-2016	2,000,000	1,999,800
Toronto-Dominion Bank ±	0.35	3-16-2016	4,000,000	3,999,800
Toronto-Dominion Bank ±	0.35	4-15-2016	2,000,000	1,999,560
Toronto-Dominion Bank ±	0.36	5-25-2016	3,000,000	2,999,700
Total Certificates of Deposit (Cost $302,997,126)				302,993,843

Commercial Paper : 48.57%
Albion Capital Corporation 144A(z)	0.24	12-22-2015	1,000,000	999,900
Albion Capital Corporation 144A(z)	0.25	12-21-2015	2,000,000	1,999,820
Albion Capital Corporation 144A(z)	0.28	12-16-2015	2,000,000	1,999,860
Albion Capital Corporation 144A(z)	0.35	1-19-2016	1,000,000	999,690

1

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Short-Term Investment Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Commercial Paper (continued)
Albion Capital Corporation 144A(z)	0.47%	2-22-2016	$2,000,000	$1,998,640
Anglesea Funding LLC 144A(p)(z)	0.17	12-1-2015	7,000,000	7,000,000
Anglesea Funding LLC 144A±(p)	0.32	3-14-2016	1,000,000	999,940
Anglesea Funding LLC 144A±(p)	0.33	4-18-2016	2,000,000	1,999,840
Anglesea Funding LLC 144A±(p)	0.34	2-29-2016	3,000,000	2,999,760
Anglesea Funding LLC 144A±(p)	0.34	4-28-2016	2,000,000	1,999,820
Antalis S.A. 144A(z)	0.24	12-2-2015	3,000,000	2,999,970
Antalis S.A. 144A(z)	0.28	12-3-2015	4,000,000	3,999,960
Antalis S.A. 144A(z)	0.50	3-3-2016	3,000,000	2,996,550
ASB Finance Limited 144A±	0.44	5-27-2016	2,000,000	1,999,740
Atlantic Asset Securitization Corporation 144A±(p)	0.29	4-12-2016	4,000,000	3,999,760
Atlantic Asset Securitization Corporation 144A(p)	0.29	4-15-2016	4,000,000	3,999,720
Atlantic Asset Securitization Corporation 144A(p)(z)	0.22	12-17-2015	2,000,000	1,999,820
Atlantic Asset Securitization Corporation 144A±(p)	0.32	4-27-2016	3,000,000	2,999,760
Australia & New Zealand Banking Group 144A±	0.46	4-18-2016	4,000,000	3,999,040
Australia & New Zealand Banking Group 144A±	0.37	12-21-2015	1,000,000	999,900
Australia & New Zealand Banking Group 144A±	0.42	5-23-2016	2,000,000	1,999,800
Banco de Credito e Inversiones 144A(z)	0.48	1-4-2016	3,000,000	2,999,430
Banco de Credito e Inversiones 144A(z)	0.48	1-28-2016	2,000,000	1,999,200
Banco del Estado de Chile 144A(z)	0.47	12-2-2015	2,000,000	1,999,980
Banco del Estado de Chile 144A(z)	0.47	12-8-2015	2,000,000	1,999,940
Banco del Estado de Chile 144A(z)	0.48	1-8-2016	2,000,000	1,999,560
Banco Santander Chile 144A(z)	0.25	12-4-2015	1,000,000	999,980
Bank of Nova Scotia 144A±	0.35	12-1-2015	2,000,000	2,000,000
Bank of Nova Scotia 144A±	0.38	4-1-2016	4,000,000	3,999,440
Barton Capital Corporation 144A(z)	0.32	12-10-2015	2,000,000	1,999,940
Bedford Row Funding Corporation 144A±(p)	0.33	1-14-2016	2,000,000	1,999,920
Bedford Row Funding Corporation 144A±(p)	0.37	1-20-2016	2,000,000	1,999,920
Bedford Row Funding Corporation 144A±(p)	0.38	2-1-2016	3,000,000	2,999,160
Bedford Row Funding Corporation 144A±(p)	0.39	4-4-2016	2,000,000	1,999,860
Bedford Row Funding Corporation 144A±(p)	0.39	2-16-2016	2,000,000	1,999,920
Bedford Row Funding Corporation 144A±(p)	0.40	4-14-2016	3,000,000	2,999,760
Bedford Row Funding Corporation 144A±(p)	0.40	4-14-2016	2,000,000	1,999,820
Bennington Stark Capital Company LLC 144A(z)	0.24	12-14-2015	5,000,000	4,999,700
Bennington Stark Capital Company LLC 144A±	0.49	5-13-2016	2,000,000	1,999,460
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	12-3-2015	2,000,000	1,999,980
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	12-7-2015	4,000,000	3,999,880
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	12-4-2015	4,000,000	3,999,920
Caisse Centrale Desjardins du Quebec 144A±	0.38	4-22-2016	4,000,000	3,999,600
Caisse D’amortissement de la Dette Sociale 144A(z)	0.30	1-4-2016	2,000,000	1,999,520
Caisse Des Depots et Consignations 144A(z)	0.34	12-17-2015	5,000,000	4,999,750
CDP Financial Incorporated 144A(z)	0.34	12-15-2015	1,000,000	999,950
CDP Financial Incorporated 144A(z)	0.34	12-16-2015	2,000,000	1,999,900
Chesham Finance Limited 144A(z)	0.17	12-1-2015	1,000,000	999,996
Chesham Finance Limited 144A(z)	0.17	12-1-2015	1,000,000	999,996
China International Marine Containers Group Limited (z)	0.50	12-3-2015	1,000,000	999,990
China International Marine Containers Group Limited (z)	0.50	12-4-2015	3,000,000	2,999,940
China International Marine Containers Group Limited (z)	0.50	12-9-2015	3,000,000	2,999,880
China Shipping Container Lines (z)	0.50	12-4-2015	2,000,000	1,999,960
China Shipping Container Lines (z)	0.50	12-9-2015	3,000,000	2,999,880
China Shipping Container Lines (z)	0.50	12-14-2015	2,000,000	1,999,639
CNPC Finance 144A(z)	0.40	12-1-2015	3,000,000	3,000,000
COFCO Capital Corporation (z)	0.50	12-1-2015	1,000,000	1,000,000
Collateralized Commercial Paper Company LLC 144A±	0.47	4-22-2016	5,000,000	4,999,450
Collateralized Commercial Paper Company LLC ±	0.47	4-22-2016	5,000,000	4,999,450
Collateralized Commercial Paper Company LLC 144A±	0.49	6-8-2016	4,000,000	3,999,760
Collateralized Commercial Paper Company LLC 144A	0.37	6-2-2016	2,000,000	1,999,800
Commonwealth Bank of Australia 144A±	0.32	2-25-2016	5,000,000	4,999,800
Commonwealth Bank of Australia 144A±	0.37	4-5-2016	4,000,000	3,999,800
Concord Minutemen Capital Company 144A(p)(z)	0.25	1-5-2016	1,000,000	999,720
Concord Minutemen Capital Company 144A(p)(z)	0.25	1-7-2016	2,000,000	1,999,400
Concord Minutemen Capital Company 144A(p)(z)	0.32	1-6-2016	11,000,000	10,996,810
Crown Point Capital Company 144A(p)(z)	0.25	1-6-2016	2,000,000	1,999,420
Crown Point Capital Company 144A(p)(z)	0.25	1-12-2016	4,000,000	3,998,600
Crown Point Capital Company 144A(p)(z)	0.27	1-13-2016	2,000,000	1,999,280
Crown Point Capital Company 144A±(p)	0.36	8-22-2016	2,000,000	1,999,700
Electricite de France S.A. 144A(z)	0.14	12-14-2015	8,000,000	7,999,534
Erste Abwicklungsanstalt 144A(z)	0.32	2-26-2016	2,000,000	1,998,700
Erste Abwicklungsanstalt 144A(z)	0.32	2-24-2016	2,000,000	1,998,740

2

Wells Fargo Short-Term Investment Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Commercial Paper (continued)
Erste Abwicklungsanstalt 144A±	0.35%	2-9-2016	$1,000,000	$999,930
Erste Abwicklungsanstalt 144A±	0.36	4-13-2016	4,000,000	3,999,680
Erste Abwicklungsanstalt 144A	0.53	4-19-2016	2,000,000	1,999,800
Erste Abwicklungsanstalt 144A±	0.62	1-29-2016	1,000,000	1,000,415
European Investment Bank (z)	0.26	12-29-2015	6,000,000	5,999,940
Gotham Funding Corporation 144A(p)(z)	0.21	12-3-2015	2,000,000	1,999,980
Gotham Funding Corporation 144A(p)(z)	0.21	12-9-2015	2,000,000	1,999,920
Gotham Funding Corporation 144A(p)(z)	0.21	12-10-2015	2,000,000	1,999,920
Gotham Funding Corporation 144A(p)(z)	0.21	12-11-2015	2,000,000	1,999,900
Halkin Finance LLC 144A(z)	0.20	12-1-2015	3,000,000	3,000,000
Hannover Funding Company LLC 144A(p)(z)	0.40	12-1-2015	11,000,000	10,999,890
HSBC Bank plc 144A±	0.34	2-8-2016	2,000,000	1,999,920
ING Funding LLC (z)	0.27	12-22-2015	2,000,000	1,999,760
Institutional Secured Funding LLC 144A(p)(z)	0.25	12-1-2015	5,000,000	4,999,979
Institutional Secured Funding LLC 144A(p)(z)	0.38	12-4-2015	5,000,000	4,999,900
Kells Funding LLC 144A±(p)	0.34	1-11-2016	2,000,000	1,999,640
Kells Funding LLC 144A±(p)	0.36	2-22-2016	2,000,000	1,999,840
Kells Funding LLC 144A±(p)	0.37	2-25-2016	2,000,000	1,999,860
Lexington Parker Capital Company LLC 144A(p)(z)	0.25	1-5-2016	1,000,000	999,720
Lexington Parker Capital Company LLC 144A(p)(z)	0.33	1-6-2016	3,000,000	2,999,130
Lexington Parker Capital Company LLC 144A(p)(z)	0.33	1-12-2016	4,000,000	3,998,600
LMA Americas LLC 144A(z)	0.12	12-1-2015	3,000,000	2,999,989
LMA Americas LLC 144A(z)	0.38	2-1-2016	1,000,000	999,330
LMA Americas LLC 144A(z)	0.50	3-2-2016	1,000,000	998,870
LMA Americas LLC 144A(z)	0.50	3-4-2016	2,000,000	1,997,660
Macquarie Bank Limited 144A(z)	0.30	12-28-2015	2,000,000	1,999,720
Macquarie Bank Limited 144A(z)	0.43	2-18-2016	2,000,000	1,998,740
Manhattan Asset Funding Company (p)(z)	0.22	12-11-2015	2,000,000	1,999,900
Manhattan Asset Funding Company (p)(z)	0.22	12-22-2015	2,000,000	1,999,720
Manhattan Asset Funding Company (p)(z)	0.22	12-24-2015	1,000,000	999,840
Manhattan Asset Funding Company (p)(z)	0.24	12-17-2015	2,000,000	1,999,820
Manhattan Asset Funding Company (p)(z)	0.24	12-18-2015	3,000,000	2,999,700
Matchpoint Finance plc 144A(p)(z)	0.12	12-1-2015	1,000,000	999,996
Matchpoint Finance plc 144A(p)(z)	0.25	12-8-2015	2,000,000	1,999,940
Mizuho Corporate Bank (London) (z)	0.35	1-21-2016	7,000,000	6,996,532
Mountcliff Funding LLC 144A(p)(z)	0.16	12-1-2015	3,000,000	2,999,989
Mountcliff Funding LLC 144A±(p)	0.41	3-24-2016	3,000,000	2,999,790
National Australia Bank Limited 144A±	0.33	1-8-2016	5,000,000	4,999,850
Nationwide Building Society 144A(z)	0.40	2-8-2016	1,000,000	999,480
Nationwide Building Society 144A(z)	0.40	12-4-2015	5,000,000	4,999,900
Nationwide Building Society 144A(z)	0.41	12-1-2015	4,000,000	4,000,000
Nationwide Building Society 144A(z)	0.41	1-15-2016	2,000,000	1,999,460
Natixis Capital Markets Incorporated (z)	0.40	2-1-2016	2,000,000	1,999,260
Nederlandse Waterschapsbank 144A±	0.37	3-18-2016	5,000,000	4,999,650
Nederlandse Waterschapsbank 144A±	0.38	3-21-2016	4,000,000	3,999,680
Nederlandse Waterschapsbank 144A±	0.39	2-26-2016	5,000,000	4,999,650
Nordea Bank Finland plc ±	0.37	5-13-2016	4,000,000	3,999,600
NRW Bank 144A(z)	0.20	12-4-2015	3,000,000	2,999,940
NV Bank Nederlandse Gemeenten 144A±	0.28	12-10-2015	2,000,000	1,999,980
NV Bank Nederlandse Gemeenten 144A±	0.31	1-25-2016	5,000,000	4,999,650
NV Bank Nederlandse Gemeenten 144A±	0.40	3-29-2016	5,000,000	4,999,550
Regency Markets No.1 LLC 144A(z)	0.18	12-15-2015	2,000,000	1,999,860
Regency Markets No.1 LLC 144A(z)	0.19	12-21-2015	5,000,000	4,999,350
Regency Markets No.1 LLC 144A(z)	0.19	12-22-2015	1,000,000	999,860
Ridgefield Funding Company LLC 144A±(p)	0.30	2-16-2016	5,000,000	4,999,900
Ridgefield Funding Company LLC 144A±(p)	0.29	2-8-2016	7,000,000	6,999,860
Ridgefield Funding Company LLC 144A±(p)	0.36	6-30-2016	3,000,000	2,999,550
Shagang South Asia (z)	0.50	12-3-2015	1,000,000	999,990
Sheffield Receivables Corporation 144A(z)	0.28	12-9-2015	2,000,000	1,999,920
Sinochem Company Limited (z)	0.20	12-16-2015	5,000,000	4,999,750
Sinochem Company Limited (z)	0.50	12-3-2015	2,000,000	1,999,980
Sinopec Century Bright Capital Investment Limited 144A(z)	0.45	12-1-2015	2,000,000	2,000,000
Sinopec Century Bright Capital Investment Limited 144A(z)	0.45	12-3-2015	2,000,000	1,999,980
Sinopec Century Bright Capital Investment Limited 144A(z)	0.45	12-4-2015	5,000,000	4,999,950
Skandinaviska Enskilda Banken AG 144A(z)	0.30	12-23-2015	3,000,000	2,999,820
Sumitomo Mitsui Banking Corporation (z)	0.34	12-22-2015	3,000,000	2,999,670
Sumitomo Mitsui Banking Corporation (z)	0.34	12-23-2015	3,000,000	2,999,640
Sumitomo Trust & Banking Corporation 144A(z)	0.30	1-19-2016	3,000,000	2,998,830

3

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Short-Term Investment Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Commercial Paper (continued)
Suncorp Group Limited 144A(z)	0.33%	1-7-2016	$3,000,000	$2,999,370
Suncorp Group Limited 144A(z)	0.33	1-25-2016	1,000,000	999,630
Suncorp Group Limited 144A(z)	0.45	3-16-2016	1,000,000	998,990
Toyota Motor Credit Corporation ±	0.28	12-1-2015	4,000,000	4,000,000
Toyota Motor Credit Corporation ±	0.37	2-18-2016	2,000,000	1,999,860
Versailles Commercial Paper LLC 144A±	0.27	4-8-2016	2,000,000	1,999,900
Versailles Commercial Paper LLC 144A±	0.28	3-11-2016	3,000,000	2,999,850
Victory Receivables 144A(p)(z)	0.16	12-2-2015	2,000,000	1,999,980
Victory Receivables 144A(p)(z)	0.21	12-3-2015	2,000,000	1,999,980
Victory Receivables 144A(p)(z)	0.21	12-9-2015	2,000,000	1,999,920
Victory Receivables 144A(p)(z)	0.21	12-11-2015	1,000,000	999,950
Victory Receivables 144A(p)(z)	0.21	12-15-2015	2,000,000	1,999,860
Victory Receivables 144A(p)(z)	0.31	1-15-2016	2,000,000	1,999,220
Westpac Banking Corporation 144A±	0.26	12-7-2015	3,000,000	2,999,970
Westpac Banking Corporation 144A±	0.31	2-18-2016	2,000,000	1,999,880
Westpac Banking Corporation 144A±	0.37	5-16-2016	4,000,000	3,999,600
Westpac Banking Corporation 144A±	0.38	6-13-2016	5,000,000	4,999,450
Total Commercial Paper (Cost $450,946,930)				450,944,255

Corporate Bonds and Notes : 0.37%
Financials : 0.11%
Diversified Financial Services : 0.11%
Overseas Private Investment Corporation ±§	0.16	7-9-2026	1,000,000	1,000,000

Health Care : 0.21%
Health Care Providers & Services : 0.21%
Keep Memory Alive ±§	0.14	5-1-2037	950,000	950,000
Providence Health & Services ±§	0.20	10-1-2042	970,000	970,000
				1,920,000

Materials : 0.05%
Metals & Mining : 0.05%
SSAB AB Series A ±§	0.17	6-1-2035	500,000	500,000

Total Corporate Bonds and Notes (Cost $3,420,000)				3,420,000

Municipal Obligations : 10.82%
Arizona : 0.21%
Salt River Project Agricultural Improvement & Power District (Utilities Revenue) (z)	0.21	12-15-2015	1,000,000	999,920
Salt River Project Agricultural Improvement & Power District (Utilities Revenue) (z)	0.21	12-17-2015	1,000,000	999,900
				1,999,820

Colorado : 0.23%
Colorado HFA MFHR Class I Series A-1 (Housing Revenue, FHLB SPA) ø	0.15	10-1-2033	890,000	890,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA) ø	0.15	5-1-2052	240,000	240,000
Colorado Tender Option Bond Trust Receipts/Certificates Series 2015-XF1003 (Health Revenue, Deutsche Bank LIQ) 144Aø	0.26	2-1-2041	1,000,000	1,000,000
				2,130,000

Connecticut : 1.53%
Puttable Floating Option Taxable Series TNP-1013 (Miscellaneous Revenue) 144Aø	0.38	4-15-2046	14,215,000	14,215,000

4

Wells Fargo Short-Term Investment Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Florida : 0.11%
Puttable Floating Option Taxable Series TNP-1011 (Health Revenue, Bank of America NA LIQ) 144Aø	0.38%	12-1-2023	$1,000,000	$1,000,000

Georgia : 0.21%
Georgia Municipal Electric Authority Series TX-B (Utilities Revenue) ø	0.23	12-1-2015	1,000,000	1,000,000
Municipal Electric Authority of Georgia (Utilities Revenue)	0.21	12-21-2015	1,000,000	1,000,010
				2,000,010

Illinois : 0.97%
Illinois State (GO Revenue, Societe Generale LIQ) 144Aø	0.30	6-1-2033	9,000,000	9,000,000

Louisiana : 0.65%
Puttable Floating Option Taxable Series TNP-1014 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.38	6-1-2045	6,100,000	6,100,000

Maryland : 0.43%
Maryland CDA Housing & Community Residential Series B (Housing Revenue, TD Bank NA SPA) ø	0.17	9-1-2033	4,000,000	4,000,000

Minnesota : 0.11%
NorthStar Student Loan Trust II (Education Revenue, Royal Bank of Canada LOC) ø	0.20	10-1-2042	1,000,000	1,000,000

New Jersey : 0.54%
RBC Municipal Products Incorporated Taxable-Floater Certificates Series E60 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144Aø	0.19	6-28-2016	5,000,000	5,000,000

New York : 0.43%
New York HFA 605 West 42 Street Series B (Housing Revenue, Bank of China LOC) ø	0.42	5-1-2048	3,000,000	3,000,000
Puttable Floating Option Taxable Receipts Series TNP-004 (Miscellaneous Revenue) 144Aø	0.90	5-15-2051	1,000,000	1,000,000
				4,000,000

Ohio : 0.11%
Ohio HFA Residential Management Taxable Series I (Housing Revenue, GNMA/FNMA Insured, FHLB SPA) ø	0.15	9-1-2039	1,000,000	1,000,000

Oregon : 0.11%
Oregon PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.48	5-1-2035	1,000,000	1,000,000

Other : 4.06%
PFOTER Series TNP-1012 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.38	12-1-2038	1,690,000	1,690,000
Resident Interest Bond Floater Trust Series 8UE (Miscellaneous Revenue, Barclays Bank plc LOC) 144Aø	0.30	12-27-2016	5,000,000	5,000,000
Residual Interest Bond Floater Trust Delnor Health System Series 2014 (Miscellaneous Revenue, Barclays Bank plc LOC) 144Aø	0.30	11-25-2017	9,000,000	9,000,000
Residual Interest Bond Floater Trust Series 9WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144Aø	0.30	4-13-2018	22,000,000	22,000,000
				37,690,000

Pennsylvania : 0.11%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144Aø	0.38	7-1-2017	1,000,000	1,000,000

South Carolina : 0.11%
South Carolina Public Service Authority (Utilities Revenue) ø	0.22	12-17-2015	1,000,000	1,000,000

5

Portfolio of investments — November 30, 2015 (unaudited)	Wells Fargo Short-Term Investment Portfolio

Security name		Interest rate	Maturity date	Principal	Value
Tennessee : 0.27%
Chattanooga TN Health & Education Housing Facilities Tender Option Bond Trust Receipts Series 2015-XF1023 (Health Revenue, Deutsche Bank LIQ) 144Aø		0.26%	7-1-2033	$2,500,000	$2,500,000

Texas : 0.31%
Dallas-Fort Worth TX International Airport Series DBE-1127-X Deutsche Bank SPEAR/LIFER Trust (Airport Revenue, Deutsche Bank LIQ) 144Aø		0.16	11-1-2035	2,000,000	2,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144Aø		0.31	12-15-2026	865,803	865,805
					2,865,805

Washington : 0.21%
Port of Seattle WA Series D-1 (Miscellaneous Revenue) ø		0.29	12-2-2015	2,000,000	2,000,000

Wisconsin : 0.11%
Wisconsin PFA Housing Project (Housing Revenue, Bank of America NA LOC) ø		0.15	1-1-2042	995,000	995,000

Total Municipal Obligations (Cost $100,495,628)					100,495,635

Repurchase Agreements ^^: 7.58%
Bank of America Corporation, dated 8-31-2015, maturity value $25,009,768 (1)		0.12	12-1-2015	1,000,000	1,000,000
Bank of Nova Scotia, dated 4-30-2014, maturity value $1,060,001,767 (2)		0.14	12-1-2015	353,512	353,512
Barclays Capital Incorporated, dated 01-31-2013, maturity value $1,390,006,564 (3)		0.13	12-1-2015	4,000,000	4,000,000
Credit Agricole, dated 10-30-2015, maturity value $8,000,047 (4)		0.10	12-1-2015	60,000,000	60,000,000
GX Clarke & Company, dated 2-28-2014, maturity value $2,000,028 (5)		0.16	12-1-2015	5,000,000	5,000,000
Total Repurchase Agreements (Cost $70,353,512)					70,353,512

Total investments in securities (Cost $928,213,196)*	99.97%				928,207,245
Other assets and liabilities, net	0.03				238,251

Total net assets	100.00%				$928,445,496

±	Variable rate investment. The rate shown is the rate in effect at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(p)	Asset-backed commercial paper
§	The security is subject to a demand feature which reduces the effective maturity.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
^^	Collateralized by:

(1)	U.S. government securities, 3.50% to 4.00%, 2-1-2042 to 2-1-2045, fair value including accrued interest is $1,030,000.
(2)	U.S. government securities, 2.18% to 5.00%, 2-1-2028 to 10-20-2045, fair value including accrued interest is $364,117.
(3)	U.S. government securities, 3.00% to 4.50%, 9-1-2029 to 9-1-2045, fair value including accrued interest is $4,120,000.
(4)	U.S. government securities, 0.13% to 3.00%, 7-15-2022 to 11-15-2045, fair value including accrued interest is $61,200,003.
(5)	U.S. government securities, 0.00% to 10.50%, 12-15-2015 to 8-15-2045, fair value including accrued interest is $5,109,071.

*	Cost for federal income tax purposes is $928,213,196 and unrealized gains (losses) consists of:

Gross unrealized gains	$17,737
Gross unrealized losses	(23,688)

Net unrealized losses	(5,951)

6

Wells Fargo Short-Term Investment Portfolio	Portfolio of investments — November 30, 2015 (unaudited)

Abbreviations:
CDA	Community Development Authority
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HFA	Housing Finance Authority
LIFER	Long Inverse Floating Exempt Receipts
LIQ	Liquidity agreement
LLC	Limited liability company
LOC	Letter of credit
MFHR	Multifamily housing revenue
PFA	Public Finance Authority
PFOTER	Puttable floating option tax-exempt receipts
plc	Public limited company
SPA	Standby purchase agreement
SPEAR	Short Puttable Exempt Adjustable Receipts

7

Wells Fargo Short-Term Investment Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Portfolio in the event that the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Portfolio seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Certificates of deposit	$0	$302,993,843	$0	$302,993,843
Commercial paper	0	450,944,255	0	450,944,255
Corporate bonds and notes	0	3,420,000	0	3,420,000

Municipal obligations	0	100,495,635	0	100,495,635
Repurchase agreements	0	70,353,512	0	70,353,512

Total assets	$0	$928,207,245	$0	$928,207,245

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2015 the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Colombian peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIFER — Long Inverse Floating Exempt Receipts

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SDR — Swedish depositary receipt

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

SPEAR — Short Puttable Exempt Adjustable Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: January 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: January 27, 2016

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: January 27, 2016